UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments

BMO Funds, Inc.

Schedule of Investments

May 31, 2016 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 97.6%

Consumer Discretionary - 14.2%

Apparel Retail - 0.4%
Foot Locker, Inc. (1)	9,248	$517,148
Apparel, Accessories & Luxury Goods - 2.0%
Carter’s, Inc.	24,105	2,423,517
Automotive Retail - 2.0%
AutoZone, Inc. (1) (2)	3,294	2,510,687
Cable & Satellite - 1.1%
Comcast Corp., Class A (1)	20,771	1,314,804
Department Stores - 0.6%
Kohl’s Corp.	20,417	735,829
General Merchandise Stores - 0.5%
Target Corp. (1)	9,748	670,467
Movies & Entertainment - 0.3%
Time Warner, Inc.	5,707	431,792
Publishing - 3.1%
John Wiley & Sons, Inc., Class A (1)	24,970	1,345,384
Morningstar, Inc.	28,820	2,433,272

		3,778,656

Restaurants - 3.2%
Dunkin’ Brands Group, Inc.	32,758	1,418,094
Panera Bread Co., Class A (1) (2)	11,588	2,539,510

		3,957,604

Specialty Stores - 1.0%
Sally Beauty Holdings, Inc. (1) (2)	42,141	1,210,289

Total Consumer Discretionary		17,550,793

Consumer Staples - 16.4%

Agricultural Products - 1.3%
Bunge, Ltd.	24,430	1,638,520
Drug Retail - 0.3%
CVS Health Corp. (1)	3,462	333,910
Food Distributors - 1.8%
Sysco Corp. (1)	47,496	2,285,033
Food Retail - 1.2%
Kroger Co. (1)	40,579	1,451,105
Household Products - 1.6%
Clorox Co. (1)	7,242	930,887
Procter & Gamble Co. (1)	3,506	284,126
Spectrum Brands Holdings, Inc.	6,274	731,360

		1,946,373

Hypermarkets & Super Centers - 3.3%
Costco Wholesale Corp. (1)	10,069	1,497,965
Wal-Mart Stores, Inc. (1)	36,122	2,556,715

		4,054,680

Packaged Foods & Meats - 3.9%
General Mills, Inc. (1)	32,425	2,035,641
Kellogg Co.	6,664	495,602
Pinnacle Foods, Inc.	25,465	1,072,840
Tyson Foods, Inc., Class A	18,492	1,179,420

		4,783,503

Soft Drinks - 3.0%
Dr. Pepper Snapple Group, Inc. (1)	15,338	1,401,893
PepsiCo, Inc.	22,672	2,293,727

		3,695,620

Total Consumer Staples		20,188,744

Energy - 1.6%

Oil & Gas-Equipment & Services - 1.6%
Frank’s International	26,445	423,384
Schlumberger, Ltd.	20,816	1,588,261

Total Energy		2,011,645

Financials - 22.8%

Consumer Finance - 3.3%
American Express Co.	37,459	2,463,304
Synchrony Financial (2)	51,213	1,597,846

		4,061,150

Diversified Banks - 1.7%
Wells Fargo & Co.	41,508	2,105,286
Investment Banking & Brokerage - 0.5%
TD Ameritrade Holding Corp. (1)	18,123	592,078
Life & Health Insurance - 1.1%
Aflac, Inc. (1)	18,464	1,282,509
Office REIT’s - 1.4%
Equity Commonwealth, REIT (2)	60,788	1,756,165
Property & Casualty Insurance - 7.0%
Allied World Assurance Co. Holdings AG (1)	53,166	1,971,395
Allstate Corp.	11,651	786,559
Aspen Insurance Holdings, Ltd.	33,714	1,613,215
Axis Capital Holdings, Ltd. (1)	44,147	2,434,707
Travelers Cos., Inc. (1)	15,755	1,798,276

		8,604,152

Regional Banks - 2.1%
Bank of Hawaii Corp.	10,387	746,306
Huntington Bancshares, Inc. (1)	88,563	925,484
PNC Financial Services Group, Inc.	4,938	443,136
Zions Bancorporation (1)	18,617	521,648

		2,636,574

Reinsurance - 3.8%
Everest Re Group, Ltd.	12,545	2,246,935
Validus Holdings, Ltd. (1)	50,100	2,439,369

		4,686,304

Specialized Finance - 1.9%
CBOE Holdings, Inc.	37,486	2,385,984

Total Financials		28,110,202

Healthcare - 15.2%

Healthcare Distributors - 1.7%
AmerisourceBergen Corp.	27,586	2,068,398
Healthcare Equipment - 3.4%
Hill-Rom Holdings, Inc. (1)	6,603	324,405
ResMed, Inc.	42,303	2,498,415
Varian Medical Systems, Inc. (1) (2)	16,010	1,325,468

		4,148,288

Healthcare Services - 4.1%
DaVita HealthCare Partners, Inc. (1) (2)	22,372	1,729,803
Express Scripts Holding Co. (1) (2)	25,826	1,951,154
MEDNAX, Inc. (1) (2)	19,830	1,357,364

		5,038,321

Managed Healthcare - 0.7%
Anthem, Inc. (1)	7,060	933,050
Pharmaceuticals - 5.3%
Johnson & Johnson (1)	23,585	2,657,793
Merck & Co., Inc. (1)	25,472	1,433,055
Pfizer, Inc. (1)	71,444	2,479,107

		6,569,955

Total Healthcare		18,758,012

Industrials - 2.1%

Air Freight & Logistics - 0.3%
United Parcel Service, Inc., Class B (1)	4,106	423,288
Environmental & Facilities Services - 1.1%
Waste Management, Inc.	21,396	1,304,086
Heavy Electrical Equipment - 0.3%
Babcock & Wilcox Enterprises, Inc. (2)	19,207	417,752
Trucking - 0.4%
Landstar System, Inc. (1)	6,440	436,954

Total Industrials		2,582,080

Information Technology - 6.8%

Communications Equipment - 1.7%
Cisco Systems, Inc.	73,297	2,129,278
Consulting & Other Services - 1.5%
Amdocs, Ltd. (1)	31,104	1,803,721
Data Processing & Outsourced Services - 1.0%
Genpact, Ltd. (1) (2)	46,389	1,307,706
Electronic Components - 0.8%
Dolby Laboratories, Inc., Class A (1)	20,302	963,330
Internet Software & Services - 0.4%
eBay, Inc. (1) (2)	19,269	471,320
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc. (1)	5,843	583,482
NetApp, Inc. (1)	45,001	1,148,875

		1,732,357

Total Information Technology		8,407,712

Materials - 1.6%

Fertilizers & Agricultural Chemicals - 0.3%
Scotts Miracle-Gro Co., Class A	6,164	428,398
Metal & Glass Containers - 0.3%
Silgan Holdings, Inc.	6,567	335,837
Paper Packaging - 1.0%
Avery Dennison Corp.	16,461	1,224,369

Total Materials		1,988,604

Telecommunication Services - 4.2%

Integrated Telecommunication Services - 4.2%
AT&T, Inc. (1)	66,282	2,594,940
Verizon Communications, Inc. (1)	49,543	2,521,739

Total Telecommunication Services		5,116,679

Utilities - 12.7%

Electric Utilities - 7.0%
American Electric Power Co., Inc.	32,210	2,084,953
Duke Energy Corp. (1)	3,680	287,887
Edison International (1)	32,793	2,348,963

Entergy Corp.	28,260	2,145,499
Exelon Corp. (1)	26,978	924,536
Xcel Energy, Inc. (1)	19,460	805,060

		8,596,898

Multi-Utilities - 3.9%
Ameren Corp.	10,992	544,654
Consolidated Edison, Inc. (1)	24,013	1,759,192
PG&E Corp. (1)	41,878	2,516,030

		4,819,876

Water Utilities - 1.8%
American Water Works Co., Inc. (1)	31,079	2,302,954

Total Utilities		15,719,728

Total Common Stocks (identified cost $109,760,620)		120,434,199

Short-Term Investments - 49.8%

Collateral Pool Investments for Securities on Loan - 46.6%
Collateral pool allocation (3)		57,403,031
Mutual Funds - 3.2%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	3,968,924	3,968,924

Total Short-Term Investments (identified cost $61,371,955)		61,371,955

Total Investments - 147.4% (identified cost $171,132,575)		181,806,154
Other Assets and Liabilities - (47.4)%		(58,454,266)

Total Net Assets - 100.0%		$123,351,888

Dividend Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 97.6%

Consumer Discretionary - 9.1%

Advertising - 0.9%
Omnicom Group, Inc. (1)	12,304	$1,025,292
Automobile Manufacturers - 1.7%
Ford Motor Co. (1)	61,919	835,287
General Motors Co.	37,600	1,176,128

		2,011,415

Cable & Satellite - 1.0%
Comcast Corp., Class A (1)	17,873	1,131,361
Department Stores - 1.0%
Kohl’s Corp.	19,436	700,474
Nordstrom, Inc. (1)	10,597	402,474

		1,102,948

General Merchandise Stores - 1.5%
Target Corp. (1)	24,938	1,715,236
Home Improvement Retail - 0.7%
Home Depot, Inc.	6,519	861,290
Hotels, Resorts & Cruise Lines - 1.3%
Carnival Corp. (1)	19,253	919,138
Wyndham Worldwide Corp. (1)	7,812	526,451

		1,445,589

Restaurants - 1.0%
Darden Restaurants, Inc. (1)	17,817	1,208,527

Total Consumer Discretionary		10,501,658

Consumer Staples - 6.5%

Hypermarkets & Super Centers - 1.3%
Wal-Mart Stores, Inc. (1)	21,448	1,518,089
Packaged Foods & Meats - 0.9%
General Mills, Inc. (1)	15,532	975,099
Soft Drinks - 1.8%
Dr. Pepper Snapple Group, Inc. (1)	6,594	602,692
PepsiCo, Inc.	14,405	1,457,354

		2,060,046

Tobacco - 2.5%
Altria Group, Inc. (1)	36,886	2,347,425
Philip Morris International, Inc. (1)	6,010	593,067

		2,940,492

Total Consumer Staples		7,493,726

Energy - 7.0%

Integrated Oil & Gas - 3.6%
Chevron Corp. (1)	28,063	2,834,363
Exxon Mobil Corp. (1)	6,162	548,541
Occidental Petroleum Corp. (1)	11,040	832,858

		4,215,762

Oil & Gas-Drilling - 0.8%
Helmerich & Payne, Inc. (1)	14,649	895,786
Oil & Gas-Equipment & Services - 0.5%
Schlumberger, Ltd.	7,976	608,569

Oil & Gas-Refining & Marketing - 2.1%
Marathon Petroleum Corp. (1)	14,986	521,962
Valero Energy Corp.	34,533	1,888,955

		2,410,917

Total Energy		8,131,034

Financials - 20.1%

Asset Management & Custody Banks - 2.0%
Ameriprise Financial, Inc. (1)	22,468	2,284,322
Consumer Finance - 2.4%
Discover Financial Services (1)	21,793	1,238,060
Navient Corp.	111,412	1,527,459

		2,765,519

Diversified Banks - 5.5%
JPMorgan Chase & Co.	41,784	2,727,242
Wells Fargo & Co.	71,525	3,627,748

		6,354,990

Hotel & Resort REIT’s - 1.1%
Host Hotels & Resorts, Inc. (1)	84,423	1,300,114
Life & Health Insurance - 2.0%
Aflac, Inc. (1)	9,097	631,878
Lincoln National Corp. (1)	25,410	1,165,048
MetLife, Inc. (1)	11,509	524,235

		2,321,161

Multi-Line Insurance - 1.0%
American International Group, Inc. (1)	9,320	539,442
Assurant, Inc.	7,887	689,245

		1,228,687

Property & Casualty Insurance - 1.6%
Progressive Corp.	21,424	713,419
Travelers Cos., Inc. (1)	9,795	1,118,001

		1,831,420

Regional Banks - 1.1%
Keycorp	96,748	1,240,309
Residential REIT’s - 1.1%
Equity Residential (1)	10,573	731,757
Essex Property Trust, Inc. (1)	2,464	559,895

		1,291,652

Retail REIT’s - 2.3%
Kimco Realty Corp. (1)	95,123	2,680,566

Total Financials		23,298,740

Healthcare - 11.5%

Biotechnology - 3.0%
AbbVie, Inc. (1)	28,230	1,776,514
Amgen, Inc.	7,374	1,164,723
Gilead Sciences, Inc. (1)	5,846	508,953

		3,450,190

Managed Healthcare - 0.5%
Anthem, Inc. (1)	3,951	522,164
Pharmaceuticals - 8.0%
Johnson & Johnson (1)	33,542	3,779,848
Merck & Co., Inc. (1)	36,256	2,039,762
Pfizer, Inc.	100,921	3,501,959

		9,321,569

Total Healthcare		13,293,923

Industrials - 9.0%

Aerospace & Defense - 2.8%
Boeing Co. (1)	20,344	2,566,396
Lockheed Martin Corp.	2,872	678,452

		3,244,848

Air Freight & Logistics - 0.5%
United Parcel Service, Inc., Class B (1)	5,732	590,912
Airlines - 0.5%
Alaska Air Group, Inc.	8,289	550,390
Electrical Components & Equipment - 1.4%
Emerson Electric Co. (1)	31,431	1,635,041
Environmental & Facilities Services - 1.0%
Waste Management, Inc.	18,111	1,103,866
Human Resource & Employment Services - 0.7%
Robert Half International, Inc. (1)	19,553	813,209
Industrial Machinery - 1.6%
Dover Corp.	10,252	684,321
Parker-Hannifin Corp. (1)	5,165	593,148
Stanley Black & Decker, Inc.	5,348	605,287

		1,882,756

Research & Consulting Services - 0.5%
Nielsen Holdings NV	11,865	633,472

Total Industrials		10,454,494

Information Technology - 15.6%

Communications Equipment - 2.8%
Cisco Systems, Inc.	111,683	3,244,391
Data Processing & Outsourced Services - 1.0%
Western Union Co. (1)	58,290	1,133,741
Semiconductor Equipment - 1.2%
Applied Materials, Inc.	58,043	1,417,410
Semiconductors - 4.4%
Intel Corp. (1)	99,872	3,154,956
Microchip Technology, Inc. (1)	25,746	1,330,553
Texas Instruments, Inc. (1)	9,491	575,155

		5,060,664

Systems Software - 3.9%
Microsoft Corp.	75,636	4,008,708
Symantec Corp. (1)	31,091	539,740

		4,548,448

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc. (1)	26,784	2,674,650

Total Information Technology		18,079,304

Materials - 6.6%

Commodity Chemicals - 2.2%
LyondellBasell Industries NV, Class A (1)	31,300	2,546,568
Diversified Chemicals - 1.8%
Dow Chemical Co. (1)	40,310	2,070,322
Paper Packaging - 1.6%
Avery Dennison Corp.	25,591	1,903,458
Steel - 1.0%
Nucor Corp.	24,011	1,164,774

Total Materials		7,685,122

Telecommunication Services - 4.9%

Integrated Telecommunication Services - 4.9%
AT&T, Inc. (1)	42,958	1,681,806
Verizon Communications, Inc. (1)	78,889	4,015,450

Total Telecommunication Services		5,697,256

Utilities - 7.3%

Electric Utilities - 4.1%
American Electric Power Co., Inc.	29,051	1,880,471
Entergy Corp.	7,804	592,480
Exelon Corp. (1)	65,387	2,240,812

		4,713,763

Multi-Utilities - 3.2%
Ameren Corp. (1)	43,746	2,167,614
PG&E Corp. (1)	26,848	1,613,028

		3,780,642

Total Utilities		8,494,405

Total Common Stocks (identified cost $96,769,815)		113,129,662

Short-Term Investments - 49.2%

Collateral Pool Investments for Securities on Loan - 47.8%
Collateral pool allocation (3)		55,431,284
Mutual Funds - 1.4%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	1,577,666	1,577,666

Total Short-Term Investments (identified cost $57,008,950)		57,008,950

Total Investments - 146.8% (identified cost $153,778,765)		170,138,612
Other Assets and Liabilities - (46.8)%		(54,276,514)

Total Net Assets - 100.0%		$115,862,098

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 98.1%

Consumer Discretionary - 8.7%

Apparel Retail - 0.7%
Foot Locker, Inc. (1)	33,171	$1,854,922
Auto Parts & Equipment - 1.9%
Lear Corp. (1)	43,989	5,224,134
Automobile Manufacturers - 1.5%
Ford Motor Co. (1)	210,641	2,841,547
General Motors Co.	41,052	1,284,107

		4,125,654

Cable & Satellite - 1.8%
Comcast Corp., Class A (1)	78,601	4,975,443
Department Stores - 1.0%
Nordstrom, Inc. (1)	74,648	2,835,131
Homefurnishing Retail - 1.1%
Bed Bath & Beyond, Inc. (1) (2)	69,823	3,124,579
Hotels, Resorts & Cruise Lines - 0.7%
Wyndham Worldwide Corp. (1)	27,858	1,877,351

Total Consumer Discretionary		24,017,214

Consumer Staples - 7.5%

Drug Retail - 1.4%
CVS Health Corp.	40,017	3,859,640
Food Retail - 1.3%
Kroger Co. (1)	104,329	3,730,805
Hypermarkets & Super Centers - 1.8%
Wal-Mart Stores, Inc. (1)	68,878	4,875,185
Packaged Foods & Meats - 1.0%
Tyson Foods, Inc., Class A	44,170	2,817,162
Soft Drinks - 2.0%
Dr. Pepper Snapple Group, Inc. (1)	41,177	3,763,578
PepsiCo, Inc.	16,277	1,646,744

		5,410,322

Total Consumer Staples		20,693,114

Energy - 12.3%

Integrated Oil & Gas - 6.0%
Chevron Corp. (1)	22,243	2,246,543
Exxon Mobil Corp. (1)	160,864	14,320,113

		16,566,656

Oil & Gas-Drilling - 1.7%
Helmerich & Payne, Inc. (1)	75,428	4,612,422
Oil & Gas-Equipment & Services - 1.9%
FMC Technologies, Inc. (2)	143,677	3,912,325
Halliburton Co.	34,396	1,450,823

		5,363,148

Oil & Gas-Exploration & Production - 0.8%
EOG Resources, Inc. (1)	26,405	2,148,311

Oil & Gas-Refining & Marketing - 1.9%
Marathon Petroleum Corp. (1)	66,938	2,331,450
Valero Energy Corp. (1)	51,084	2,794,295

		5,125,745

Total Energy		33,816,282

Financials - 26.1%

Asset Management & Custody Banks - 1.6%
Ameriprise Financial, Inc. (1)	42,326	4,303,284
Consumer Finance - 3.6%
Capital One Financial Corp. (1)	32,358	2,369,900
Discover Financial Services (1)	97,406	5,533,635
Synchrony Financial (2)	66,226	2,066,251

		9,969,786

Diversified Banks - 7.1%
Citigroup, Inc.	185,582	8,642,554
Wells Fargo & Co. (1)	215,317	10,920,878

		19,563,432

Hotel & Resort REIT’s - 0.5%
Host Hotels & Resorts, Inc. (1)	90,058	1,386,893
Life & Health Insurance - 2.4%
Lincoln National Corp. (1)	91,944	4,215,633
Unum Group (1)	62,121	2,293,507

		6,509,140

Multi-Line Insurance - 2.1%
American International Group, Inc. (1)	99,095	5,735,619
Office REIT’s - 0.8%
Boston Properties, Inc. (1)	16,606	2,086,212
Property & Casualty Insurance - 1.9%
Travelers Cos., Inc. (1)	47,100	5,375,994
Regional Banks - 4.3%
Citizens Financial Group, Inc.	68,691	1,617,673
Fifth Third Bancorp (1)	174,359	3,290,154
Keycorp	442,090	5,667,594
PNC Financial Services Group, Inc.	13,699	1,229,348

		11,804,769

Reinsurance - 0.7%
Reinsurance Group of America, Inc.	19,341	1,917,467
Residential REIT’s - 1.1%
Equity Residential (1)	31,472	2,178,177
Essex Property Trust, Inc. (1)	3,879	881,425

		3,059,602

Total Financials		71,712,198

Healthcare - 9.9%

Biotechnology - 1.3%
Amgen, Inc.	22,820	3,604,419
Healthcare Facilities - 0.7%
HCA Holdings, Inc. (1) (2)	22,664	1,768,245
Pharmaceuticals - 7.9%
Johnson & Johnson (1)	110,282	12,427,679
Pfizer, Inc. (1)	268,669	9,322,814

		21,750,493

Total Healthcare		27,123,157

Industrials - 9.4%

Aerospace & Defense - 2.2%
Boeing Co. (1)	33,331	4,204,705
Spirit Aerosystems Holdings, Inc., Class A (1) (2)	39,847	1,864,043

		6,068,748

Airlines - 0.8%
Alaska Air Group, Inc. (1)	12,735	845,604
Southwest Airlines Co.	35,214	1,495,891

		2,341,495

Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. (1) (2)	53,063	2,689,764
Quanta Services, Inc. (1) (2)	56,111	1,348,347

		4,038,111

Construction Machinery & Heavy Trucks - 0.8%
Cummins, Inc. (1)	19,245	2,202,975
Human Resource & Employment Services - 0.8%
ManpowerGroup, Inc.	13,285	1,059,479
Robert Half International, Inc. (1)	28,694	1,193,383

		2,252,862

Industrial Conglomerates - 0.6%
Carlisle Cos., Inc. (1)	15,766	1,636,826
Industrial Machinery - 1.2%
Dover Corp.	48,682	3,249,523
Trading Companies & Distributors - 1.5%
United Rentals, Inc. (1) (2)	58,189	4,054,028

Total Industrials		25,844,568

Information Technology - 11.4%

Communications Equipment - 4.3%
Brocade Communications Systems, Inc.	233,061	2,111,533
Cisco Systems, Inc. (1)	299,487	8,700,097
Juniper Networks, Inc.	44,002	1,030,087

		11,841,717

Consulting & Other Services - 0.6%
Amdocs, Ltd.	26,672	1,546,709
Data Processing & Outsourced Services - 0.5%
Alliance Data Systems Corp. (1) (2)	6,377	1,416,906
Electronic Manufacturing Services - 0.6%
Flextronics International, Ltd. (1) (2)	141,686	1,763,991
Internet Software & Services - 0.3%
Rackspace Hosting, Inc. (1) (2)	27,009	675,225
Semiconductor Equipment - 0.8%
Teradyne, Inc.	106,218	2,104,179
Semiconductors - 2.9%
Intel Corp. (1)	253,928	8,021,585
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc. (1)	39,492	3,943,671

Total Information Technology		31,313,983

Materials - 5.0%

Commodity Chemicals - 2.2%
LyondellBasell Industries NV, Class A (1)	51,809	4,215,180
Westlake Chemical Corp.	41,584	1,835,102

		6,050,282

Diversified Chemicals - 1.8%
Dow Chemical Co. (1)	93,715	4,813,203
Paper Packaging - 1.0%
Avery Dennison Corp.	15,426	1,147,386
International Paper Co. (1)	38,965	1,642,764

		2,790,150

Total Materials		13,653,635

Telecommunication Services - 1.6%

Integrated Telecommunication Services - 1.6%
Verizon Communications, Inc. (1)	84,523	4,302,221

Utilities - 6.2%

Electric Utilities - 4.8%
American Electric Power Co., Inc.	92,117	5,962,733
Entergy Corp. (1)	37,655	2,858,768
Exelon Corp. (1)	128,605	4,407,293

		13,228,794

Multi-Utilities - 1.4%
Ameren Corp.	26,733	1,324,620
PG&E Corp. (1)	39,544	2,375,804

		3,700,424

Total Utilities		16,929,218

Total Common Stocks (identified cost $237,852,692)		269,405,590

Short-Term Investments - 48.7%

Collateral Pool Investments for Securities on Loan - 47.2%
Collateral pool allocation (3)		129,572,399
Mutual Funds - 1.5%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	3,976,506	3,976,506

Total Short-Term Investments (identified cost $133,548,905)		133,548,905

Total Investments - 146.8% (identified cost $371,401,597)		402,954,495
Other Assets and Liabilities - (46.8)%		(128,370,642)

Total Net Assets - 100.0%		$274,583,853

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 98.4%

Consumer Discretionary - 19.8%

Advertising - 0.8%
Omnicom Group, Inc. (1)	20,033	$1,669,350
Apparel, Accessories & Luxury Goods - 0.7%
Michael Kors Holdings, Ltd. (1) (2)	35,683	1,524,378
Auto Parts & Equipment - 1.1%
Lear Corp. (1)	19,356	2,298,718
Broadcasting - 1.0%
Scripps Networks Interactive, Inc., Class A	32,393	2,084,166
Cable & Satellite - 5.3%
Comcast Corp., Class A (1)	90,648	5,738,018
DISH Network Corp., Class A (1) (2)	35,950	1,793,905
Sirius XM Holdings, Inc. (1) (2)	967,591	3,889,716

		11,421,639

Footwear - 1.1%
NIKE, Inc., Class B	42,162	2,328,186
Home Improvement Retail - 1.6%
Home Depot, Inc.	26,380	3,485,326
Homebuilding - 1.4%
D.R. Horton, Inc. (1)	102,531	3,133,347
Hotels, Resorts & Cruise Lines - 0.4%
Wyndham Worldwide Corp. (1)	13,616	917,582
Internet Retail - 4.5%
Amazon.com, Inc. (2)	6,383	4,613,569
Expedia, Inc. (1)	20,664	2,298,663
Priceline Group, Inc. (1) (2)	2,222	2,809,341

		9,721,573

Leisure Facilities - 0.3%
Six Flags Entertainment Corp.	10,305	594,495
Restaurants - 1.6%
Starbucks Corp. (1)	62,227	3,415,640

Total Consumer Discretionary		42,594,400

Consumer Staples - 8.3%

Drug Retail - 1.7%
CVS Health Corp. (1)	38,617	3,724,610
Packaged Foods & Meats - 3.5%
Post Holdings, Inc. (1) (2)	57,943	4,404,247
Tyson Foods, Inc., Class A	47,360	3,020,621

		7,424,868

Soft Drinks - 3.1%
PepsiCo, Inc.	66,258	6,703,322

Total Consumer Staples		17,852,800

Financials - 7.6%

Consumer Finance - 0.6%
Synchrony Financial (1) (2)	40,939	1,277,297

Health Care REIT’s - 1.3%
Omega Healthcare Investors, Inc., REIT (1)	90,388	2,885,185

Life & Health Insurance - 1.5%
Prudential Financial, Inc. (1)	39,401	3,122,529
Office REIT’s - 1.4%
Digital Realty Trust, Inc. (1)	31,910	3,045,809
Regional Banks - 1.7%
Signature Bank (1) (2)	27,343	3,691,305
Reinsurance - 0.5%
Reinsurance Group of America, Inc.	9,661	957,792
Retail REIT’s - 0.6%
Realty Income Corp.	22,280	1,338,805

Total Financials		16,318,722

Healthcare - 17.4%

Biotechnology - 7.3%
Amgen, Inc.	36,813	5,814,614
Celgene Corp. (1) (2)	44,735	4,720,437
Gilead Sciences, Inc. (1)	60,351	5,254,158

		15,789,209

Healthcare Distributors - 0.4%
AmerisourceBergen Corp.	10,258	769,145
Healthcare Equipment - 4.5%
C.R. Bard, Inc.	11,238	2,461,571
Hologic, Inc. (2)	100,904	3,472,107
Medtronic PLC (1)	46,386	3,733,145

		9,666,823

Healthcare Supplies - 0.3%
Align Technology, Inc. (1) (2)	7,976	628,748
Life Sciences Tools & Services - 0.9%
Waters Corp. (1) (2)	13,791	1,896,952
Managed Healthcare - 2.4%
Molina Healthcare, Inc. (1) (2)	55,536	2,689,608
UnitedHealth Group, Inc.	19,355	2,587,183

		5,276,791

Pharmaceuticals - 1.6%
Johnson & Johnson (1)	22,188	2,500,366
Mallinckrodt PLC (1) (2)	16,679	1,056,781

		3,557,147

Total Healthcare		37,584,815

Industrials - 8.6%

Aerospace & Defense - 2.0%
Spirit Aerosystems Holdings, Inc., Class A (2)	35,464	1,659,006
TransDigm Group, Inc. (1) (2)	10,306	2,716,043

		4,375,049

Airlines - 1.3%
JetBlue Airways Corp. (1) (2)	152,566	2,735,508
Building Products - 0.7%
Masco Corp. (1)	43,020	1,404,173
Construction & Engineering - 0.6%
Valmont Industries, Inc. (1)	8,630	1,193,702
Construction Machinery & Heavy Trucks - 1.1%
Allison Transmission Holdings, Inc.	86,721	2,435,993
Electrical Components & Equipment - 2.3%
Acuity Brands, Inc. (1)	19,482	5,046,617
Industrial Conglomerates - 0.6%
Carlisle Cos., Inc. (1)	12,135	1,259,856

Total Industrials		18,450,898

Information Technology - 32.6%

Application Software - 4.3%
Cadence Design Systems, Inc. (1) (2)	143,025	3,535,578
Factset Research Systems, Inc.	21,257	3,381,351
Synopsys, Inc. (2)	45,910	2,372,170

		9,289,099

Communications Equipment - 2.9%
Cisco Systems, Inc.	124,368	3,612,891
F5 Networks, Inc. (1) (2)	15,121	1,666,334
Palo Alto Networks, Inc. (1) (2)	7,616	993,583

		6,272,808

Consulting & Other Services - 0.5%
Cognizant Technology Solutions Corp., Class A (1) (2)	15,487	951,521
Data Processing & Outsourced Services - 3.1%
Global Payments, Inc. (1)	19,964	1,551,003
Visa, Inc., Class A (1)	48,193	3,804,355
WEX, Inc. (1) (2)	14,137	1,304,280

		6,659,638

Internet Software & Services - 9.9%
Alphabet, Inc., Class A (2)	5,456	4,085,726
Alphabet, Inc., Class C (2)	10,173	7,484,479
Facebook, Inc., Class A (2)	47,196	5,607,357
VeriSign, Inc. (1) (2)	48,353	4,132,247

		21,309,809

Semiconductor Equipment - 0.3%
Lam Research Corp.	8,283	685,915

Semiconductors - 2.2%
Microchip Technology, Inc. (1)	32,790	1,694,587
NVIDIA Corp. (1)	65,191	3,045,724

		4,740,311

Systems Software - 4.8%
Microsoft Corp.	121,596	6,444,588
Oracle Corp. (1)	78,028	3,136,725
Red Hat, Inc. (1) (2)	10,734	831,456

		10,412,769

Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc. (1)	98,746	9,860,776

Total Information Technology		70,182,646

Materials - 0.6%

Steel - 0.6%
Steel Dynamics, Inc. (1)	53,769	1,327,557

Telecommunication Services - 3.5%

Integrated Telecommunication Services - 3.5%
AT&T, Inc. (1)	94,818	3,712,125
Verizon Communications, Inc. (1)	74,741	3,804,317

Total Telecommunication Services		7,516,442

Total Common Stocks (identified cost $169,052,848)		211,828,280

Short-Term Investments - 47.6%

Collateral Pool Investments for Securities on Loan - 46.1%
Collateral pool allocation (3)		99,252,434
Mutual Funds - 1.5%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	3,149,852	3,149,852

Total Short-Term Investments (identified cost $102,402,286)		102,402,286

Total Investments - 146.0% (identified cost $271,455,134)	314,230,566
Other Assets and Liabilities - (46.0)%	(99,056,328)

Total Net Assets - 100.0%	$215,174,238

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 97.1%

Consumer Discretionary - 10.0%

Advertising - 1.5%
The Interpublic Group of Cos., Inc.	168,450	$4,025,955
Apparel, Accessories & Luxury Goods - 2.8%
Michael Kors Holdings, Ltd. (1) (2)	76,920	3,286,022
Ralph Lauren Corp. (1)	42,450	4,004,309

		7,290,331

Auto Parts & Equipment - 1.3%
Visteon Corp. (1)	46,670	3,499,316
Automotive Retail - 1.5%
Advance Auto Parts, Inc. (1)	25,600	3,938,304
Catalog Retail - 1.7%
Liberty Interactive Corp QVC Group (1) (2)	165,247	4,458,364
Homebuilding - 1.2%
TRI Pointe Group, Inc. (1) (2)	265,210	3,092,349

Total Consumer Discretionary		26,304,619

Consumer Staples - 3.1%

Agricultural Products - 1.3%
Darling Ingredients, Inc. (2)	223,120	3,424,892
Brewers - 1.3%
Molson Coors Brewing Co., Class B (1)	34,730	3,444,521
Personal Products - 0.5%
Edgewell Personal Care Co.	16,700	1,326,481

Total Consumer Staples		8,195,894

Energy - 8.4%

Oil & Gas-Equipment & Services - 1.0%
Weatherford International PLC (1) (2)	463,700	2,601,357
Oil & Gas-Exploration & Production - 7.4%
Cimarex Energy Co. (1)	26,600	3,093,048
EQT Corp. (1)	59,800	4,380,350
Marathon Oil Corp. (1)	283,480	3,705,084
Newfield Exploration Co. (1) (2)	68,600	2,796,822
Noble Energy, Inc. (1)	157,200	5,619,900

		19,595,204

Total Energy		22,196,561

Financials - 32.1%

Asset Management & Custody Banks - 3.2%
Ameriprise Financial, Inc.	45,730	4,649,369
Invesco, Ltd.	122,500	3,846,500

		8,495,869

Consumer Finance - 5.2%
Ally Financial, Inc. (1) (2)	245,600	4,406,064
Discover Financial Services (1)	99,440	5,649,186
Synchrony Financial (2)	114,620	3,576,144

		13,631,394

Diversified REIT’s - 2.4%
Duke Realty Corp. (1)	266,900	6,317,523

Life & Health Insurance - 1.8%
Lincoln National Corp. (1)	107,100	4,910,535
Office REIT’s - 1.5%
SL Green Realty Corp., REIT (1)	38,480	3,900,333
Property & Casualty Insurance - 1.2%
Axis Capital Holdings, Ltd. (1)	60,010	3,309,552
Real Estate Operating Companies - 2.2%
Forest City Realty Trust, Inc., Class A (1)	254,250	5,799,442
Regional Banks - 6.5%
East West Bancorp, Inc.	134,430	5,188,998
Fifth Third Bancorp (1)	204,780	3,864,199
Huntington Bancshares, Inc. (1)	388,450	4,059,302
Regions Financial Corp. (1)	420,020	4,128,797

		17,241,296

Reinsurance - 3.6%
Reinsurance Group of America, Inc.	46,350	4,595,139
Validus Holdings, Ltd. (1)	98,910	4,815,928

		9,411,067

Residential REIT’s - 3.0%
Mid-America Apartment Communities, Inc. (1)	38,850	4,001,161
UDR, Inc. (1)	106,822	3,848,797

		7,849,958

Retail REIT’s - 1.5%
Brixmor Property Group, Inc. (1)	154,205	3,893,676

Total Financials		84,760,645

Healthcare - 5.0%

Healthcare Distributors - 2.1%
Cardinal Health, Inc. (1)	69,900	5,518,605
Healthcare Services - 2.0%
Laboratory Corporation of America Holdings (1) (2)	41,000	5,245,950
Managed Healthcare - 0.9%
Cigna Corp.	18,650	2,389,252

Total Healthcare		13,153,807

Industrials - 12.8%

Aerospace & Defense - 2.9%
L-3 Communications Holdings, Inc.	26,600	3,649,786
Spirit Aerosystems Holdings, Inc., Class A (1) (2)	85,490	3,999,222

		7,649,008

Agricultural & Farm Machinery - 1.4%
AGCO Corp. (1)	69,200	3,593,556
Airlines - 1.1%
United Continental Holdings, Inc. (2)	64,119	2,891,126
Construction & Engineering - 2.9%
Fluor Corp.	73,100	3,858,218
Jacobs Engineering Group, Inc. (1) (2)	77,350	3,920,871

		7,779,089

Electrical Components & Equipment - 1.5%
Regal Beloit Corp.	68,700	3,924,831
Industrial Machinery - 1.4%
Dover Corp.	26,411	1,762,934
Parker-Hannifin Corp. (1)	16,090	1,847,776

		3,610,710

Trading Companies & Distributors - 1.6%
WESCO International, Inc. (1) (2)	72,700	4,240,591

Total Industrials		33,688,911

Information Technology - 9.6%

Communications Equipment - 1.4%
ARRIS Group, Inc. (1) (2)	156,000	3,759,600
Consulting & Other Services - 1.1%
Teradata Corp. (1) (2)	105,860	3,000,072
Data Processing & Outsourced Services - 1.3%
Western Union Co. (1)	173,700	3,378,465
Systems Software - 1.3%
Symantec Corp. (1)	197,350	3,425,996
Technology Distributors - 1.2%
Avnet, Inc.	77,900	3,196,237
Technology Hardware, Storage & Peripherals - 3.3%
NetApp, Inc. (1)	156,000	3,982,680
Seagate Technology PLC (1)	68,950	1,555,512
Western Digital Corp. (1)	66,400	3,090,256

		8,628,448

Total Information Technology		25,388,818

Materials - 8.3%

Metal & Glass Containers - 2.3%
Berry Plastics Group, Inc. (2)	158,540	6,210,012
Paper Packaging - 1.2%
International Paper Co.	78,500	3,309,560
Specialty Chemicals - 3.8%
Ashland, Inc.	51,510	5,839,173
WR Grace & Co. (1)	52,906	4,107,622

		9,946,795

Steel - 1.0%
Reliance Steel & Aluminum Co.	34,850	2,591,098

Total Materials		22,057,465

Utilities - 7.8%

Electric Utilities - 3.6%
Edison International (1)	66,900	4,792,047
Great Plains Energy, Inc.	156,300	4,560,834

		9,352,881

Multi-Utilities - 4.2%
DTE Energy Co. (1)	62,000	5,622,160
Sempra Energy (1)	51,680	5,535,962

		11,158,122

Total Utilities		20,511,003

Total Common Stocks (identified cost $209,619,396)		256,257,723

Short-Term Investments - 50.6%

Collateral Pool Investments for Securities on Loan - 47.7%
Collateral pool allocation (3)		125,850,560
Mutual Funds - 2.9%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	7,674,588	7,674,588

Total Short-Term Investments (identified cost $133,525,148)		133,525,148

Total Investments - 147.7% (identified cost $343,144,544)	389,782,871
Other Assets and Liabilities - (47.7)%	(125,895,598)

Total Net Assets - 100.0%	$263,887,273

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 97.7%

Consumer Discretionary - 20.5%

Apparel, Accessories & Luxury Goods - 1.7%
Hanesbrands, Inc.	58,295	$1,578,046
VF Corp. (1)	17,700	1,103,064

		2,681,110

Auto Parts & Equipment - 1.4%
Delphi Automotive PLC (1)	12,600	856,296
Visteon Corp. (1)	19,700	1,477,106

		2,333,402

Automotive Retail - 1.8%
Advance Auto Parts, Inc. (1)	5,300	815,352
O’Reilly Automotive, Inc. (1) (2)	7,670	2,028,178

		2,843,530

Casinos & Gaming - 1.3%
MGM Resorts International (1) (2)	91,800	2,097,630
General Merchandise Stores - 2.8%
Burlington Stores, Inc. (1) (2)	31,046	1,873,936
Dollar Tree, Inc. (1) (2)	29,700	2,689,038

		4,562,974

Homebuilding - 1.5%
TRI Pointe Group, Inc. (2)	204,398	2,383,281
Hotels, Resorts & Cruise Lines - 4.2%
Hilton Worldwide Holdings, Inc.	58,600	1,217,708
Marriott International, Inc., Class A (1)	18,500	1,221,740
Norwegian Cruise Line Holdings, Ltd. (1) (2)	54,800	2,543,268
Wyndham Worldwide Corp. (1)	27,300	1,839,747

		6,822,463

Household Appliances - 0.8%
Whirlpool Corp. (1)	7,800	1,362,036
Leisure Facilities - 1.5%
Vail Resorts, Inc. (1)	18,100	2,375,625
Leisure Products - 1.5%
Brunswick Corp.	50,300	2,407,861
Restaurants - 1.0%
Restaurant Brands International, Inc. (1)	37,100	1,549,296
Specialty Stores - 1.0%
Michaels Cos., Inc. (1) (2)	56,700	1,661,877

Total Consumer Discretionary		33,081,085

Consumer Staples - 4.6%

Distillers & Vintners - 0.8%
Constellation Brands, Inc., Class A (1)	8,000	1,225,200
Food Retail - 0.6%
Sprouts Farmers Market, Inc. (1) (2)	39,540	979,011
Household Products - 0.5%
Spectrum Brands Holdings, Inc. (1)	7,500	874,275
Packaged Foods & Meats - 1.8%
Hain Celestial Group, Inc. (1) (2)	20,500	1,013,520
Hormel Foods Corp. (1)	19,500	670,995
WhiteWave Foods Co. (1) (2)	26,700	1,192,155

		2,876,670

Soft Drinks - 0.9%
Monster Beverage Corp. (2)	9,700	1,455,000

Total Consumer Staples		7,410,156

Energy - 3.4%

Integrated Oil & Gas - 1.2%
InterOil Corp. (2)	47,900	2,030,960
Oil & Gas-Exploration & Production - 0.4%
Kosmos Energy, Ltd. (2)	110,500	634,270
Oil & Gas-Storage & Transportation - 1.8%
Golar LNG, Ltd. (1)	165,113	2,872,966

Total Energy		5,538,196

Financials - 6.7%

Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc. (1)	14,600	1,484,382
Multi-Line Insurance - 0.8%
Hartford Financial Services Group, Inc.	27,300	1,233,141
Real Estate Services - 1.1%
CBRE Group, Inc., Class A (2)	57,200	1,707,420
Regional Banks - 0.6%
Signature Bank (2)	7,700	1,039,500
Specialized Finance - 1.4%
Intercontinental Exchange, Inc. (1)	8,500	2,304,520
Specialized REIT’s - 1.9%
Equinix, Inc.	5,000	1,810,000
Extra Space Storage, Inc. (1)	13,100	1,217,907

		3,027,907

Total Financials		10,796,870

Healthcare - 18.0%

Biotechnology - 2.2%
Incyte Corp. (1) (2)	10,000	844,100
Quintiles Transnational Holdings, Inc. (1) (2)	27,113	1,840,701
Vertex Pharmaceuticals, Inc. (1) (2)	10,100	940,815

		3,625,616

Healthcare Distributors - 0.5%
Cardinal Health, Inc. (1)	10,100	797,395
Healthcare Equipment - 5.6%
Boston Scientific Corp. (2)	70,700	1,605,597
Edwards Lifesciences Corp. (2)	15,200	1,497,200
Hill-Rom Holdings, Inc. (1)	27,700	1,360,901
NxStage Medical, Inc. (1) (2)	86,900	1,642,410
STERIS PLC	22,700	1,576,061
Zimmer Biomet Holdings, Inc. (1)	11,900	1,453,109

		9,135,278

Healthcare Facilities - 1.3%
Acadia Healthcare Co., Inc. (1) (2)	35,072	2,064,689
Healthcare Services - 3.4%
Envision Healthcare Holdings, Inc. (1) (2)	66,828	1,658,003
Laboratory Corporation of America Holdings (1) (2)	17,200	2,200,740
MEDNAX, Inc. (1) (2)	23,900	1,635,955

		5,494,698

Healthcare Technology - 1.0%
Cerner Corp. (1) (2)	30,400	1,690,544

Managed Healthcare - 1.9%
Centene Corp. (1) (2)	48,300	3,011,505
Pharmaceuticals - 2.1%
Horizon Pharma PLC (1) (2)	55,005	947,736
Jazz Pharmaceuticals PLC (1) (2)	15,780	2,391,617

		3,339,353

Total Healthcare		29,159,078

Industrials - 13.4%

Aerospace & Defense - 1.0%
TransDigm Group, Inc. (1) (2)	5,900	1,554,886
Airlines - 0.9%
Southwest Airlines Co.	19,800	841,104
United Continental Holdings, Inc. (2)	13,200	595,188

		1,436,292

Building Products - 3.1%
Allegion PLC	20,400	1,379,856
Builders FirstSource, Inc. (1) (2)	155,541	1,829,162
Fortune Brands Home & Security, Inc. (1)	32,000	1,877,440

		5,086,458

Construction & Engineering - 1.4%
Dycom Industries, Inc. (1) (2)	27,425	2,328,108
Construction Machinery & Heavy Trucks - 0.8%
Wabtec Corp. (1)	17,100	1,323,198
Electrical Components & Equipment - 1.5%
AMETEK, Inc. (1)	17,425	833,264
Roper Technologies, Inc.	9,300	1,591,044

		2,424,308

Environmental & Facilities Services - 1.2%
Waste Connections, Inc. (1)	29,800	1,951,006
Human Resource & Employment Services - 0.6%
Robert Half International, Inc. (1)	22,700	944,093
Industrial Machinery - 1.0%
Middleby Corp. (1) (2)	12,800	1,589,760
Research & Consulting Services - 1.3%
Verisk Analytics, Inc., Class A (1) (2)	26,026	2,066,204
Trucking - 0.6%
J.B. Hunt Transport Services, Inc.	12,000	992,640

Total Industrials		21,696,953

Information Technology - 26.9%

Application Software - 2.4%
Cadence Design Systems, Inc. (1) (2)	75,300	1,861,416
PTC, Inc. (2)	55,000	1,965,700

		3,827,116

Communications Equipment - 0.8%
Palo Alto Networks, Inc. (1) (2)	10,060	1,312,428
Consulting & Other Services - 0.6%
Leidos Holdings, Inc. (1)	20,300	1,002,820
Data Processing & Outsourced Services - 10.0%
Alliance Data Systems Corp. (1) (2)	5,600	1,244,264
Cardtronics, Inc. (1) (2)	51,418	2,020,213
Fiserv, Inc. (1) (2)	16,000	1,685,280
FleetCor Technologies, Inc. (1) (2)	8,800	1,310,232
Global Payments, Inc. (1)	22,600	1,755,794
Sabre Corp. (1)	84,000	2,366,280
Total System Services, Inc.	36,500	1,960,050
Vantiv, Inc., Class A (1) (2)	40,200	2,161,554
VeriFone Systems, Inc. (1) (2)	64,100	1,692,240

		16,195,907

Electronic Components - 1.5%
Amphenol Corp., Class A (1)	41,800	2,454,496
Internet Software & Services - 2.2%
Criteo SA, ADR (1) (2)	41,361	1,855,868
j2 Global, Inc. (1)	25,540	1,710,414

		3,566,282

Semiconductors - 2.3%
Cypress Semiconductor Corp. (1)	161,200	1,713,556
NXP Semiconductors (1) (2)	21,400	2,022,086

		3,735,642

Systems Software - 5.0%
Check Point Software Technologies, Ltd. (1) (2)	19,000	1,614,430
Fleetmatics Group PLC (1) (2)	37,300	1,525,570
Fortinet, Inc. (1) (2)	31,510	1,077,957
Red Hat, Inc. (1) (2)	32,314	2,503,042
ServiceNow, Inc. (1) (2)	19,400	1,389,622

		8,110,621

Technology Distributors - 1.0%
CDW Corp.	38,400	1,634,304
Technology Hardware, Storage & Peripherals - 1.1%
Electronics for Imaging, Inc. (1) (2)	38,200	1,674,306

Total Information Technology		43,513,922

Materials - 1.0%

Construction Materials - 1.0%
Vulcan Materials Co.	14,100	1,646,175

Telecommunication Services - 3.2%

Alternative Carriers - 1.1%
Level 3 Communications, Inc. (2)	31,800	1,715,610
Wireless Telecommunication Services - 2.1%
Crown Castle International Corp. (1)	28,200	2,560,842
SBA Communications Corp., Class A (1) (2)	8,400	834,960

		3,395,802

Total Telecommunication Services		5,111,412

Total Common Stocks (identified cost $124,292,279)		157,953,847

Short-Term Investments - 50.3%

Collateral Pool Investments for Securities on Loan - 47.6%
Collateral pool allocation (3)		76,829,319
Mutual Funds - 2.7%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	4,413,301	4,413,301

Total Short-Term Investments (identified cost $81,242,620)		81,242,620

Total Investments - 148.0% (identified cost $205,534,899)		239,196,467
Other Assets and Liabilities - (48.0)%		(77,555,857)

Total Net Assets - 100.0%		$161,640,610

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 97.0%

Consumer Discretionary - 8.5%

Apparel Retail - 1.7%
DSW, Inc., Class A (1)	35,700	$755,412
Finish Line, Inc., Class A (1)	46,600	844,858

		1,600,270

Auto Parts & Equipment - 2.0%
American Axle & Manufacturing Holdings, Inc. (1) (2)	55,530	925,685
Visteon Corp. (1)	12,400	929,752

		1,855,437

Homebuilding - 2.5%
Century Communities, Inc. (1) (2)	85,490	1,548,224
TRI Pointe Group, Inc. (1) (2)	62,970	734,230

		2,282,454

Leisure Products - 1.2%
Brunswick Corp.	22,700	1,086,649
Publishing - 1.1%
Time, Inc.	60,900	966,483

Total Consumer Discretionary		7,791,293

Consumer Staples - 2.2%

Agricultural Products - 1.3%
Darling Ingredients, Inc. (1) (2)	77,100	1,183,485
Food Retail - 0.9%
SUPERVALU, Inc. (2)	177,200	820,436

Total Consumer Staples		2,003,921

Energy - 3.8%

Oil & Gas-Equipment & Services - 1.0%
Oil States International, Inc. (1) (2)	27,540	904,964
Oil & Gas-Exploration & Production - 2.8%
Carrizo Oil & Gas, Inc. (1) (2)	31,100	1,197,350
QEP Resources, Inc. (1)	76,165	1,418,954

		2,616,304

Total Energy		3,521,268

Financials - 33.0%

Consumer Finance - 1.3%
Nelnet, Inc., Class A	32,950	1,208,606
Diversified Capital Markets - 2.9%
Encore Capital Group, Inc. (1) (2)	49,620	1,334,282
HFF, Inc., Class A (1)	41,543	1,337,684

		2,671,966

Industrial REIT’s - 1.9%
First Industrial Realty Trust, Inc. (1)	70,250	1,739,390
Office REIT’s - 1.6%
Corporate Office Properties Trust (1)	56,050	1,515,032
Regional Banks - 16.1%
Ameris Bancorp (1)	52,600	1,674,258
BBCN Bancorp, Inc. (1)	75,400	1,226,004
Customers Bancorp, Inc. (1) (2)	55,700	1,497,773
First Merchants Corp. (1)	62,400	1,616,784

First NBC Bank Holding Co. (2)	54,900	1,024,983
Great Western Bancorp, Inc.	57,000	1,939,140
IBERIABANK Corp. (1)	22,400	1,388,800
TriCo Bancshares	55,720	1,569,075
United Community Banks, Inc. (1)	77,348	1,557,015
Western Alliance Bancorp (1) (2)	33,420	1,259,934

		14,753,766

Reinsurance - 3.9%
Enstar Group, Ltd. (1) (2)	6,600	1,028,742
Maiden Holdings, Ltd. (1)	113,841	1,493,594
State National Cos., Inc.	100,000	1,077,000

		3,599,336

Retail REIT’s - 2.9%
Cedar Realty Trust, Inc. (1)	201,300	1,366,827
Kite Realty Group Trust (1)	48,500	1,303,195

		2,670,022

Specialized REIT’s - 1.0%
LaSalle Hotel Properties (1)	39,350	909,379
Thrifts & Mortgage Finance - 1.4%
EverBank Financial Corp.	83,450	1,278,454

Total Financials		30,345,951

Healthcare - 5.8%

Healthcare Distributors - 1.6%
PharMerica Corp. (1) (2)	54,329	1,443,522
Healthcare Facilities - 1.6%
HealthSouth Corp. (1)	36,630	1,476,922
Healthcare Services - 2.0%
Civitas Solutions, Inc. (1) (2)	87,082	1,894,033
Pharmaceuticals - 0.6%
Impax Laboratories, Inc. (1) (2)	15,780	538,887

Total Healthcare		5,353,364

Industrials - 16.3%

Aerospace & Defense - 3.3%
Moog, Inc., Class A (2)	24,811	1,338,057
Triumph Group, Inc.	44,350	1,673,326

		3,011,383

Air Freight & Logistics - 0.7%
Park-Ohio Holdings Corp.	21,400	653,770
Construction & Engineering - 2.5%
Dycom Industries, Inc. (1) (2)	16,900	1,434,641
EMCOR Group, Inc.	17,310	823,090

		2,257,731

Electrical Components & Equipment - 1.2%
Regal Beloit Corp.	20,100	1,148,313
Environmental & Facilities Services - 1.2%
Tetra Tech, Inc.	36,850	1,127,610
Industrial Machinery - 1.1%
Altra Industrial Motion Corp.	39,200	1,059,968
Research & Consulting Services - 1.1%
RPX Corp. (1) (2)	100,250	1,007,513
Trading Companies & Distributors - 4.0%
Applied Industrial Technologies, Inc. (1)	29,370	1,327,524
MRC Global, Inc. (2)	81,490	1,156,343
WESCO International, Inc. (1) (2)	20,100	1,172,433

		3,656,300

Trucking - 1.2%
Swift Transportation Co., Class A (1) (2)	69,298	1,079,663

Total Industrials		15,002,251

Information Technology - 13.3%

Communications Equipment - 2.5%
Brocade Communications Systems, Inc.	119,571	1,083,313
Finisar Corp. (1) (2)	72,950	1,227,019

		2,310,332

Data Processing & Outsourced Services - 4.4%
Convergys Corp. (1)	60,780	1,713,389
EVERTEC, Inc.	80,700	1,235,517
MoneyGram International, Inc. (2)	164,584	1,068,150

		4,017,056

Electronic Components - 1.9%
Vishay Intertechnology, Inc. (1)	135,100	1,750,896
Systems Software - 0.9%
AVG Technologies NV (1) (2)	42,980	826,076
Technology Distributors - 1.3%
Ingram Micro, Inc., Class A	34,540	1,196,120
Technology Hardware, Storage & Peripherals - 2.3%
Datalink Corp. (1) (2)	138,738	1,119,616
Synaptics, Inc. (1) (2)	13,950	946,228

		2,065,844

Total Information Technology		12,166,324

Materials - 8.3%

Metal & Glass Containers - 2.3%
Berry Plastics Group, Inc. (1) (2)	52,700	2,064,259
Paper Packaging - 1.5%
Graphic Packaging Holding Co. (1)	105,500	1,413,700
Paper Products - 1.3%
KapStone Paper and Packaging Corp. (1)	76,500	1,166,625
Specialty Chemicals - 2.2%
A Schulman, Inc. (1)	53,940	1,365,221
GCP Applied Technologies, Inc. (1) (2)	27,487	652,267

		2,017,488

Steel - 1.0%
Worthington Industries, Inc. (1)	25,335	946,515

Total Materials		7,608,587

Utilities - 5.8%

Electric Utilities - 4.3%
Great Plains Energy, Inc. (1)	47,680	1,391,303
PNM Resources, Inc. (1)	50,900	1,671,556
Portland General Electric Co. (1)	22,500	926,550

		3,989,409

Gas Utilities - 1.5%
South Jersey Industries, Inc.	47,670	1,377,186

Total Utilities		5,366,595

Total Common Stocks (identified cost $84,567,880)		89,159,554

Short-Term Investments - 50.7%

Collateral Pool Investments for Securities on Loan - 47.8%
Collateral pool allocation (3)		43,883,815

Mutual Funds - 2.9%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	2,664,240	2,664,240

Total Short-Term Investments (identified cost $46,548,055)		46,548,055

Total Investments - 147.7% (identified cost $131,115,935)		135,707,609
Other Assets and Liabilities - (47.7)%		(43,835,290)

Total Net Assets - 100.0%		$91,872,319

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 97.6%

Consumer Discretionary - 10.1%

Apparel Retail - 2.9%
American Eagle Outfitters, Inc. (1)	2,904	$45,419
Ascena Retail Group, Inc. (1) (2)	3,948	28,505
Cato Corp., Class A	1,951	73,845
Children’s Place, Inc. (1)	1,233	86,902
Express, Inc. (1) (2)	4,560	66,302

		300,973
Auto Parts & Equipment - 2.7%
American Axle & Manufacturing Holdings, Inc. (1) (2)	5,393	89,901
Cooper-Standard Holding, Inc. (2)	447	38,420
Dana Holding Corp. (1)	3,883	46,674
Tenneco, Inc. (1) (2)	1,021	54,848
Tower International, Inc.	2,305	49,949

		279,792

Automotive Retail - 0.6%
Sonic Automotive, Inc., Class A (1)	3,248	58,009
Broadcasting - 1.2%
Gray Television, Inc. (1) (2)	2,593	30,649
Sinclair Broadcast Group, Inc., Class A	2,838	89,766

		120,415

Education Services - 0.5%
K12, Inc. (1) (2)	4,633	54,994
Hotels, Resorts & Cruise Lines - 0.7%
Marriott Vacations Worldwide Corp.	1,118	67,751

Housewares & Specialties - 0.3%
Libbey, Inc.	2,064	35,274
Leisure Products - 0.2%
JAKKS Pacific, Inc. (1) (2)	3,383	25,237
Specialty Stores - 0.2%
Hibbett Sports, Inc. (1) (2)	688	23,764
Tires & Rubber - 0.8%
Cooper Tire & Rubber Co.	2,480	79,682

Total Consumer Discretionary		1,045,891

Consumer Staples - 3.5%

Agricultural Products - 0.7%
Darling Ingredients, Inc. (1) (2)	4,449	68,292
Food Distributors - 0.6%
SpartanNash Co.	2,129	63,253
Food Retail - 0.4%
Ingles Markets, Inc., Class A (1)	1,079	40,225
Packaged Foods & Meats - 1.8%
Dean Foods Co.	4,914	89,828
Sanderson Farms, Inc. (1)	1,084	97,245

		187,073

Total Consumer Staples		358,843

Energy - 3.8%

Oil & Gas-Drilling - 0.8%
Atwood Oceanics, Inc. (1)	4,771	50,907
Patterson-UTI Energy, Inc. (1)	2,022	37,629

		88,536

Oil & Gas-Equipment & Services - 1.4%
Helix Energy Solutions Group, Inc. (2)	6,425	51,464
Hornbeck Offshore Services, Inc. (1) (2)	1,776	14,759
Matrix Service Co. (2)	2,711	44,921
Superior Energy Services, Inc. (1)	1,860	32,067

		143,211

Oil & Gas-Exploration & Production - 0.5%
QEP Resources, Inc. (1)	2,715	50,580
Oil & Gas-Refining & Marketing - 0.6%
Western Refining, Inc. (1)	2,879	61,150
Oil & Gas-Storage & Transportation - 0.5%
DHT Holdings, Inc. (1)	9,006	49,173

Total Energy		392,650

Financials - 23.0%

Consumer Finance - 0.3%
Regional Management Corp. (2)	1,877	32,040
Diversified Capital Markets - 0.6%
HFF, Inc., Class A (1)	1,817	58,507
Diversified REIT’s - 2.0%
American Assets Trust, Inc.	2,030	81,220
Cousins Properties, Inc. (1)	9,317	100,065
First Potomac Realty Trust	2,348	21,015

		202,300

Hotel & Resort REIT’s - 1.4%
Hersha Hospitality Trust (1)	4,400	77,968
RLJ Lodging Trust (1)	3,443	70,547

		148,515

Investment Banking & Brokerage - 0.5%
Stifel Financial Corp. (2)	1,463	55,272
Multi-Line Insurance - 0.8%
Horace Mann Educators Corp.	2,422	82,493
Office REIT’s - 2.2%
DuPont Fabros Technology, Inc. (1)	2,741	115,972
Mack-Cali Realty Corp. (1)	4,166	109,316

		225,288

Property & Casualty Insurance - 3.8%
Argo Group International Holdings, Ltd.	1,093	57,568
Employers Holdings, Inc.	2,984	89,072
HCI Group, Inc. (1)	2,488	78,994
Heritage Insurance Holdings, Inc. (1)	2,537	33,387
Navigators Group, Inc. (1) (2)	498	45,358
Selective Insurance Group, Inc. (1)	2,510	93,246

		397,625

Real Estate Services - 0.3%
Marcus & Millichap, Inc. (2)	1,226	31,165
Regional Banks - 7.6%
1st Source Corp.	1,052	35,652
Banc of California, Inc. (1)	1,945	39,017
BancFirst Corp.	581	36,440
BBCN Bancorp, Inc. (1)	5,477	89,056
Central Pacific Financial Corp.	3,587	85,980
Fidelity Southern Corp.	2,760	45,154

First Financial Corp.	824	30,438
First Interstate BancSystem, Inc., Class A	1,361	39,428
Great Southern Bancorp, Inc.	472	18,517
Great Western Bancorp, Inc.	2,830	96,277
Hanmi Financial Corp.	2,313	56,298
Heritage Financial Corp.	1,572	28,705
Investors Bancorp, Inc. (1)	6,159	73,723
Preferred Bank (1)	927	30,517
Wilshire Bancorp, Inc. (1)	7,232	82,662

		787,864

Reinsurance - 0.7%
Maiden Holdings, Ltd. (1)	5,580	73,210
Retail REIT’s - 0.4%
Saul Centers, Inc.	652	36,629
Specialized REIT’s - 1.2%
Chesapeake Lodging Trust	2,572	61,317
EPR Properties	351	25,019
Sovran Self Storage, Inc. (1)	347	37,570

		123,906

Thrifts & Mortgage Finance - 1.2%
Walker & Dunlop, Inc. (2)	3,294	79,155
Washington Federal, Inc. (1)	1,928	48,181

		127,336

Total Financials		2,382,150

Healthcare - 16.9%

Biotechnology - 2.4%
Acorda Therapeutics, Inc. (1) (2)	1,882	53,543
Emergent BioSolutions, Inc. (1) (2)	2,197	96,404
Myriad Genetics, Inc. (1) (2)	1,794	60,799
Repligen Corp. (1) (2)	1,755	42,050

		252,796

Healthcare Distributors - 0.7%
PharMerica Corp. (1) (2)	2,820	74,927
Healthcare Equipment - 2.8%
Cynosure, Inc., Class A (1) (2)	1,282	61,241
LeMaitre Vascular, Inc.	2,328	32,522
Masimo Corp. (1) (2)	2,371	117,934
NuVasive, Inc. (1) (2)	1,431	77,803

		289,500

Healthcare Facilities - 1.3%
Amsurg Corp. (1) (2)	1,275	95,357
U.S. Physical Therapy, Inc.	656	37,897

		133,254

Healthcare Services - 1.2%
AMN Healthcare Services, Inc. (1) (2)	2,442	91,185
CorVel Corp. (2)	716	34,468

		125,653

Healthcare Supplies - 0.4%
OraSure Technologies, Inc. (2)	5,645	43,354
Healthcare Technology - 0.7%
Quality Systems, Inc.	5,949	75,612
Life Sciences Tools & Services - 3.3%
Cambrex Corp. (2)	1,988	97,233
INC Research Holdings, Inc. (2)	1,931	84,018
Luminex Corp. (1) (2)	3,213	66,155
PAREXEL International Corp. (1) (2)	1,510	94,964

		342,370

Managed Healthcare - 1.8%
Magellan Health, Inc. (1) (2)	1,594	105,603
Molina Healthcare, Inc. (1) (2)	1,661	80,442

		186,045

Pharmaceuticals - 2.3%
Insys Therapeutics, Inc. (1) (2)	3,567	55,823
Lannett Co., Inc. (1) (2)	3,159	77,048
Prestige Brands Holdings, Inc. (1) (2)	467	25,237
Sagent Pharmaceuticals, Inc. (2)	2,263	29,283
Sucampo Pharmaceuticals, Inc., Class A (1) (2)	3,921	46,111

		233,502

Total Healthcare		1,757,013

Industrials - 15.8%

Aerospace & Defense - 0.7%
DigitalGlobe, Inc. (1) (2)	3,206	67,102
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (1) (2)	1,274	55,852
Airlines - 0.9%
Hawaiian Holdings, Inc. (2)	2,237	90,509
Building Products - 0.9%
Gibraltar Industries, Inc. (2)	3,135	93,674
Commercial Printing - 0.6%
Ennis, Inc.	3,156	57,629
Construction Machinery & Heavy Trucks - 1.5%
Greenbrier Cos., Inc. (1)	2,318	66,527
Wabash National Corp. (1) (2)	6,512	92,340

		158,867

Diversified Support Services - 0.8%
UniFirst Corp.	736	85,133
Human Resource & Employment Services - 0.7%
TrueBlue, Inc. (2)	3,851	76,288
Industrial Machinery - 2.7%
Briggs & Stratton Corp. (1)	3,721	83,053
Chart Industries, Inc. (1) (2)	2,083	54,074
Global Brass & Copper Holdings, Inc.	2,913	79,496
Kadant, Inc. (1)	1,191	59,264

		275,887

Office Services & Supplies - 2.5%
ACCO Brands Corp. (2)	10,004	99,440
Herman Miller, Inc.	1,875	59,363
Sykes Enterprises, Inc. (1) (2)	3,198	95,364

		254,167

Research & Consulting Services - 0.4%
RPX Corp. (2)	4,569	45,918
Security & Alarm Services - 0.6%
Brink’s Co.	2,280	66,462
Trading Companies & Distributors - 1.4%
CAI International, Inc. (2)	2,505	19,238
H&E Equipment Services, Inc.	4,214	80,993
MRC Global, Inc. (2)	3,361	47,693

		147,924

Trucking - 1.6%
ArcBest Corp. (1)	4,406	75,915
Roadrunner Transportation Systems, Inc. (2)	8,149	65,599
USA Truck, Inc. (1) (2)	1,385	27,645

		169,159

Total Industrials		1,644,571

Information Technology - 18.6%

Application Software - 0.8%
Mentor Graphics Corp.	3,910	83,830
Communications Equipment - 2.1%
Ixia (1) (2)	6,957	70,683
NETGEAR, Inc. (2)	1,517	68,265
Plantronics, Inc.	1,667	74,215

		213,163

Consulting & Other Services - 0.8%
Hackett Group, Inc.	2,676	39,123
Virtusa Corp. (2)	1,115	39,282

		78,405

Data Processing & Outsourced Services - 1.9%
Convergys Corp. (1)	1,217	34,307
Everi Holdings, Inc. (2)	6,754	9,658
ExlService Holdings, Inc. (2)	1,982	102,668
Travelport Worldwide Ltd.	4,214	55,793

		202,426

Electronic Components - 1.1%
II-VI, Inc. (2)	1,913	38,987
Vishay Intertechnology, Inc. (1)	5,949	77,099

		116,086

Electronic Equipment & Instruments - 0.7%
Itron, Inc. (2)	1,610	70,921
Electronic Manufacturing Services - 2.5%
Benchmark Electronics, Inc. (1) (2)	4,092	84,827
Methode Electronics, Inc. (1)	2,534	74,779
Sanmina Corp. (1) (2)	3,594	96,283

		255,889

Internet Software & Services - 1.6%
Blucora, Inc. (1) (2)	10,675	95,861
DHI Group, Inc. (2)	5,093	35,906
EarthLink Holdings Corp.	5,053	33,148

		164,915

Semiconductor Equipment - 1.8%
Amkor Technology, Inc. (2)	14,523	91,640
Cabot Microelectronics Corp. (1)	793	34,210
Photronics, Inc. (1) (2)	6,278	60,269

		186,119

Semiconductors - 1.8%
Integrated Device Technology, Inc. (1) (2)	4,051	94,591
IXYS Corp.	2,281	24,886
NeoPhotonics Corp. (2)	7,762	69,935

		189,412

Systems Software - 1.9%
Fleetmatics Group PLC (1) (2)	2,431	99,428
Gigamon, Inc. (1) (2)	3,185	99,213

		198,641

Technology Distributors - 1.4%
Insight Enterprises, Inc. (1) (2)	3,415	92,683
SYNNEX Corp.	569	51,836

		144,519

Technology Hardware, Storage & Peripherals - 0.2%
QLogic Corp. (2)	1,648	22,841

Total Information Technology		1,927,167

Materials - 2.9%

Commodity Chemicals - 0.7%
Koppers Holdings, Inc. (2)	2,772	70,159
Metal & Glass Containers - 1.1%
Berry Plastics Group, Inc. (2)	2,886	113,045
Paper Packaging - 0.4%
AEP Industries, Inc. (1)	704	42,247
Specialty Chemicals - 0.7%
Innospec, Inc.	1,565	75,996

Total Materials		301,447

Telecommunication Services - 0.6%

Integrated Telecommunication Services - 0.6%
General Communication, Inc., Class A (1) (2)	4,210	65,634

Utilities - 2.4%

Electric Utilities - 2.4%
El Paso Electric Co. (1)	2,291	102,316
PNM Resources, Inc. (1)	3,017	99,078
Portland General Electric Co. (1)	1,087	44,763

Total Utilities		246,157

Total Common Stocks (identified cost $9,477,157)		10,121,523

Short-Term Investments - 50.0%
Collateral Pool Investments for Securities on Loan - 47.7%
Collateral pool allocation (3)		4,945,082
Mutual Funds - 2.3%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	242,172	242,172

Total Short-Term Investments (identified cost $5,187,254)		5,187,254

Total Investments - 147.6% (identified cost $14,664,411)		15,308,777
Other Assets and Liabilities - (47.6)%		(4,938,840)

Total Net Assets - 100.0%		$10,369,937

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 95.8%

Consumer Discretionary - 13.6%

Advertising - 0.7%
National CineMedia, Inc. (1)	215,599	$3,147,745
Apparel, Accessories & Luxury Goods - 0.6%
Columbia Sportswear Co.	48,250	2,565,452
Automotive Retail - 1.0%
Murphy USA, Inc. (2)	63,000	4,283,370
Broadcasting - 1.6%
Gray Television, Inc. (1) (2)	265,244	3,135,184
Sinclair Broadcast Group, Inc., Class A	119,300	3,773,459

		6,908,643

Consumer Electronics - 0.4%
Universal Electronics, Inc. (1) (2)	28,221	1,832,390
General Merchandise Stores - 1.2%
Burlington Stores, Inc. (2)	82,996	5,009,639
Home Furnishings - 0.8%
La-Z-Boy, Inc. (1)	135,486	3,587,669
Homebuilding - 4.5%
M/I Homes, Inc. (1) (2)	229,176	4,326,843
TRI Pointe Group, Inc. (1) (2)	680,335	7,932,706
William Lyon Homes, Class A (1) (2)	459,140	7,447,251

		19,706,800

Publishing - 2.2%
New Media Investment Group, Inc.	544,299	9,487,132
Specialized Consumer Services - 0.6%
Weight Watchers International, Inc. (1) (2)	168,393	2,552,838

Total Consumer Discretionary		59,081,678

Consumer Staples - 2.0%

Food Retail - 0.6%
Sprouts Farmers Market, Inc. (1) (2)	108,820	2,694,383
Packaged Foods & Meats - 1.4%
Hain Celestial Group, Inc. (1) (2)	118,583	5,862,744

Total Consumer Staples		8,557,127

Energy - 4.5%
Integrated Oil & Gas - 1.8%
InterOil Corp. (2)	190,451	8,075,123
Oil & Gas-Exploration & Production - 0.4%
Kosmos Energy, Ltd. (1) (2)	301,784	1,732,240
Oil & Gas-Storage & Transportation - 2.3%
Golar LNG, Ltd. (1)	576,815	10,036,581

Total Energy		19,843,944

Financials - 7.8%
Health Care REIT’s - 1.1%
New Senior Investment Group, Inc. (1)	456,613	4,735,077
Multi-Sector Holdings - 0.8%
PICO Holdings, Inc. (1) (2)	388,176	3,594,510

Office REIT’s - 0.7%
City Office REIT, Inc.	275,100	3,237,927
Specialized Finance - 1.7%
GAIN Capital Holdings, Inc. (1)	1,041,564	7,207,623
Specialized REIT’s - 1.1%
Summit Hotel Properties, Inc.	403,662	4,722,845
Thrifts & Mortgage Finance - 2.4%
LendingTree, Inc. (1) (2)	125,017	10,407,665

Total Financials		33,905,647

Healthcare - 25.6%

Biotechnology - 0.6%
Eagle Pharmaceuticals, Inc. (1) (2)	51,864	2,465,096
Healthcare Equipment - 7.7%
ABIOMED, Inc. (1) (2)	48,931	4,859,338
Globus Medical, Inc., Class A (1) (2)	213,462	5,174,319
Hill-Rom Holdings, Inc. (1)	118,910	5,842,048
NxStage Medical, Inc. (2)	437,156	8,262,248
STERIS PLC	68,541	4,758,802
Trinity Biotech PLC (1)	399,883	4,622,647

		33,519,402

Healthcare Facilities - 3.7%
Acadia Healthcare Co., Inc. (1) (2)	105,461	6,208,489
Amsurg Corp. (1) (2)	60,016	4,488,596
HealthSouth Corp. (1)	131,243	5,291,718

		15,988,803

Healthcare Services - 4.5%
Adeptus Health, Inc. (1) (2)	64,100	4,583,150
Almost Family, Inc. (1) (2)	57,813	2,417,162
AMN Healthcare Services, Inc. (1) (2)	155,856	5,819,663
Civitas Solutions, Inc. (2)	164,067	3,568,457
Cross Country Healthcare, Inc. (2)	228,193	3,107,989

		19,496,421

Life Sciences Tools & Services - 3.2%
Albany Molecular Research, Inc. (1) (2)	320,069	4,647,402
ICON PLC (1) (2)	67,277	4,738,992
PRA Health Sciences, Inc. (1) (2)	96,553	4,560,198

		13,946,592

Pharmaceuticals - 5.9%
Akorn, Inc. (1) (2)	83,151	2,485,383
Horizon Pharma PLC (1) (2)	306,301	5,277,566
Medicines Co. (1) (2)	102,260	3,845,999
Omeros Corp. (1) (2)	784,511	9,178,779
Pacira Pharmaceuticals, Inc. (1) (2)	106,224	4,940,478

		25,728,205

Total Healthcare		111,144,519

Industrials - 10.4%

Aerospace & Defense - 1.7%
HEICO Corp. (1)	42,651	2,838,424
Hexcel Corp. (1)	104,400	4,559,148

		7,397,572

Building Products - 3.0%
Builders FirstSource, Inc. (1) (2)	696,080	8,185,901
Lennox International, Inc. (1)	35,900	4,930,865

		13,116,766

Construction & Engineering - 1.8%
Dycom Industries, Inc. (1) (2)	90,253	7,661,577

Human Resource & Employment Services - 1.4%
On Assignment, Inc. (2)	154,164	5,807,358
Industrial Machinery - 0.5%
Barnes Group, Inc.	65,702	2,193,789
Research & Consulting Services - 0.9%
Advisory Board Co. (1) (2)	122,513	4,022,102
Trading Companies & Distributors - 1.1%
Watsco, Inc. (1)	36,365	4,881,274

Total Industrials		45,080,438

Information Technology - 25.7%

Application Software - 2.9%
Callidus Software, Inc. (1) (2)	339,677	6,304,405
HubSpot, Inc. (1) (2)	59,693	2,850,938
RingCentral, Inc., Class A (1) (2)	179,187	3,537,151

		12,692,494

Consulting & Other Services - 0.8%
Virtusa Corp. (2)	101,571	3,578,346
Data Processing & Outsourced Services - 4.7%
Cardtronics, Inc. (1) (2)	154,307	6,062,722
MAXIMUS, Inc. (1)	111,210	6,411,257
VeriFone Systems, Inc. (1) (2)	306,600	8,094,240

		20,568,219

Internet Software & Services - 6.8%
Actua Corp. (1) (2)	558,346	5,421,540
Criteo SA, ADR (1) (2)	134,741	6,045,829
j2 Global, Inc. (1)	87,281	5,845,208
LogMeIn, Inc. (2)	109,189	6,690,010
WebMD Health Corp. (1) (2)	85,415	5,616,036

		29,618,623

Semiconductors - 2.4%
Cypress Semiconductor Corp. (1)	550,200	5,848,626
Microsemi Corp. (1) (2)	138,804	4,695,739

		10,544,365

Systems Software - 6.1%
Fleetmatics Group PLC (1) (2)	128,147	5,241,212
Gigamon, Inc. (1) (2)	195,515	6,090,292
Proofpoint, Inc. (1) (2)	74,798	4,384,659
Rubicon Project, Inc. (1) (2)	738,450	10,818,293

		26,534,456
Technology Hardware, Storage & Peripherals - 2.0%
Electronics for Imaging, Inc. (1) (2)	134,600	5,899,518
Silicon Graphics International Corp. (1) (2)	476,765	2,507,784

		8,407,302

Total Information Technology		111,943,805

Telecommunication Services - 6.2%

Alternative Carriers - 6.2%
8x8, Inc. (1) (2)	376,297	4,805,313
Cogent Communications Holdings, Inc. (1)	90,618	3,608,409
inContact, Inc. (1) (2)	1,328,063	18,433,514

Total Telecommunication Services		26,847,236

Total Common Stocks (identified cost $349,380,869)		416,404,394

Short-Term Investments - 47.6%

Collateral Pool Investments for Securities on Loan - 45.0%
Collateral pool allocation (3)		195,591,156

Mutual Funds - 2.6%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	11,300,834	11,300,834

Total Short-Term Investments (identified cost $206,891,990)		206,891,990

Total Investments - 143.4% (identified cost $556,272,859)		623,296,384
Other Assets and Liabilities - (43.4)%		(188,636,078)

Total Net Assets - 100.0%		$434,660,306

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 97.6%

Austria - 0.9%
Flughafen Wien AG (1)	2,214	$244,493
Oesterreichische Post AG	2,874	102,952

		347,445

Belgium - 0.9%
bpost SA	10,033	264,457
Orange Belgium SA (2)	3,300	79,199

		343,656

Bermuda - 2.4%
Enstar Group, Ltd. (1) (2)	1,210	188,603
Everest Re Group, Ltd. (1)	3,523	631,004
Giordano International, Ltd. (1)	148,000	69,898

		889,505

Canada - 6.4%
Artis Real Estate Investment Trust	5,773	58,375
BCE, Inc. (1)	9,892	455,997
Canadian Tire Corp., Ltd., Class A	1,138	124,270
Cogeco Communications, Inc.	827	43,281
Dollarama, Inc.	1,692	116,512
First Capital Realty, Inc.	17,546	281,250
George Weston, Ltd.	1,241	107,288
Laurentian Bank of Canada	4,930	189,891
Loblaw Cos., Ltd.	13,082	708,993
Medical Facilities Corp. (1)	3,783	52,330
Metro, Inc.	2,088	70,744
North West Co., Inc.	4,521	102,980
Valener, Inc. (1)	5,536	95,450

		2,407,361

Cayman Islands - 0.4%
Truly International Holdings, Ltd.	202,000	86,043
Uni-President China Holdings, Ltd. (1)	82,000	74,500

		160,543

China - 0.2%
China Telecom Corp., Ltd., Class H	160,000	74,330
Czech Republic - 1.5%
CEZ AS	31,020	563,415
Denmark - 0.6%
Matas A/S	5,548	97,520
TDC A/S	28,068	140,493

		238,013

France - 0.1%
Boiron SA	672	57,080
Germany - 1.7%
Fresenius Medical Care AG & Co. KGaA	7,214	626,079
Guernsey - 1.7%
Amdocs, Ltd.	10,673	618,927
Hong Kong - 4.8%
China Unicom Hong Kong, Ltd.	58,000	62,473
CLP Holdings, Ltd.	83,000	781,855
HK Electric Investments & HK Electric Investments, Ltd.	652,500	572,667
PCCW, Ltd.	406,000	264,371
Yuexiu Real Estate Investment Trust, REIT	193,000	105,307

		1,786,673

Hungary - 0.6%
Magyar Telekom Telecommunications PLC	84,255	135,130
Richter Gedeon Nyrt	3,859	77,364

		212,494

Ireland - 0.2%
ICON PLC (1) (2)	919	64,734
Israel - 4.1%
Bank Hapoalim BM	39,886	206,019
Bank Leumi Le-Israel BM (2)	159,660	585,977
Bezeq - The Israeli Telecommunication Corp., Ltd.	264,221	510,926
Elbit Systems, Ltd.	2,396	225,564

		1,528,486

Italy - 1.2%
ACEA SpA	8,140	119,099
Amplifon SpA (1)	23,679	231,849
Engineering SpA (2)	1,097	80,558

		431,506

Japan - 4.6%
Benesse Holdings, Inc.	6,600	146,024
Duskin Co., Ltd. (1)	14,700	253,153
Kissei Pharmaceutical Co., Ltd.	3,500	75,857
KYORIN Holdings, Inc.	15,100	292,495
Morinaga Milk Industry Co., Ltd.	41,000	249,551
Nippon Telegraph & Telephone Corp.	9,900	434,050
Nisshin Oillio Group, Ltd.	41,000	184,016
Noevir Holdings Co., Ltd.	2,500	71,454

		1,706,600

Malaysia - 3.1%
Public Bank Bhd	125,800	582,537
Tenaga Nasional Bhd	167,300	566,446

		1,148,983

Netherlands - 0.1%
Sligro Food Group NV	1,228	46,046
New Zealand - 5.7%
Air New Zealand, Ltd.	76,562	116,554
Argosy Property, Ltd.	164,077	133,217
Chorus, Ltd.	31,963	86,505
Fisher & Paykel Healthcare Corp., Ltd.	89,867	635,402
Infratil, Ltd.	63,017	143,901
Meridian Energy, Ltd.	161,226	292,349
Metlifecare, Ltd.	33,118	134,446
Mighty River Power, Ltd.	81,768	164,313
Ryman Healthcare, Ltd.	37,332	242,485
Summerset Group Holdings, Ltd.	50,209	163,063

		2,112,235

Philippines - 1.7%
First Philippine Holdings Corp.	54,700	76,380
Globe Telecom, Inc.	4,380	225,720
Manila Electric Co.	52,820	342,684

		644,784

Poland - 0.3%
Asseco Poland SA	7,572	105,969
Portugal - 0.2%
REN - Redes Energeticas Nacionais SGPS SA (1)	24,625	72,662
Singapore - 8.6%
Ascott Residence Trust	75,300	62,609
Cache Logistics Trust, REIT	154,300	96,921

CDL Hospitality Trusts (1)	65,500	66,114
Frasers Centrepoint Trust (1)	157,500	231,029
Hutchison Port Holdings Trust, Class U	237,500	102,125
Mapletree Industrial Trust	66,300	77,513
Mapletree Logistics Trust	389,700	275,911
Raffles Medical Group, Ltd.	162,000	187,633
Religare Health Trust	185,800	136,945
SATS, Ltd.	106,100	320,511
Sheng Siong Group, Ltd.	114,700	73,296
Singapore Airlines, Ltd.	24,600	190,784
Singapore Post, Ltd. (1)	273,500	317,769
Singapore Telecommunications, Ltd.	21,200	59,577
Singapore Telecommunications, Ltd.	154,500	434,184
StarHub, Ltd.	130,600	334,774
Venture Corp., Ltd.	41,400	250,126

		3,217,821

South Korea - 1.0%
GS Home Shopping, Inc.	680	105,269
Kia Motors Corp.	6,526	255,444

		360,713

Switzerland - 2.9%
Cembra Money Bank AG	5,244	353,469
Intershop Holding AG	156	70,467
Novartis AG	5,108	405,454
Roche Holding AG	255	66,931
Sonova Holding AG	1,349	180,093

		1,076,414

Taiwan - 3.5%
Chunghwa Telecom Co., Ltd.	233,000	785,895
Far EasTone Telecommunications Co., Ltd.	137,000	315,483
Taichung Commercial Bank Co., Ltd.	404,939	112,744
Taiwan Secom Co., Ltd.	38,075	105,075

		1,319,197

Thailand - 1.1%
Thai Beverage PCL	655,000	416,183
United Kingdom - 3.4%
AstraZeneca PLC	2,929	170,876
EMIS Group PLC	14,760	227,031
Greggs PLC	27,123	442,726
Halfords Group PLC	10,761	68,359
Next PLC	3,067	241,650
Primary Health Properties PLC, REIT (1)	73,080	113,519

		1,264,161

United States - 33.7%
Abaxis, Inc. (1)	4,054	186,565
ALLETE, Inc.	1,521	87,822
American Express Co. (1)	3,804	250,151
AmerisourceBergen Corp. (1)	7,952	596,241
Atrion Corp. (1)	295	115,855
Bed Bath & Beyond, Inc. (1) (2)	2,223	99,479
Buckle, Inc. (1)	2,257	55,816
Carter’s, Inc. (1)	737	74,098
Cintas Corp. (1)	7,181	680,759
Consolidated Edison, Inc. (1)	8,964	656,703
Dr. Pepper Snapple Group, Inc. (1)	7,441	680,107
Edison International	2,260	161,884
Entergy Corp. (1)	1,589	120,637
ExamWorks Group, Inc. (1) (2)	2,246	78,408
Exelon Corp.	12,962	444,208
Forrester Research, Inc. (1)	1,875	69,019
General Mills, Inc. (1)	7,257	455,594
Haemonetics Corp. (1) (2)	2,461	68,908
Heritage Insurance Holdings, Inc. (1)	3,964	52,166

ICU Medical, Inc. (1) (2)	1,343	139,659
IMS Health Holdings, Inc. (1) (2)	4,193	109,479
Johnson & Johnson (1)	6,285	708,257
Kaiser Aluminum Corp. (1)	6,484	555,744
Kohl’s Corp. (1)	1,564	56,366
McKesson Corp. (1)	4,249	778,162
Merck & Co., Inc. (1)	11,692	657,792
Meridian Bancorp Inc (1)	34,462	516,930
Navigators Group, Inc. (2)	2,015	183,526
Owens & Minor, Inc. (1)	2,625	97,886
PepsiCo, Inc.	5,223	528,411
Pfizer, Inc. (1)	20,551	713,120
Pinnacle West Capital Corp. (1)	1,027	75,577
Portland General Electric Co. (1)	6,991	287,889
Quidel Corp. (1) (2)	10,783	179,106
Schweitzer-Mauduit International, Inc. (1)	2,244	77,194
St. Jude Medical, Inc.	1,517	118,872
Sysco Corp. (1)	10,068	484,371
Verizon Communications, Inc.	14,835	755,101
Wal-Mart Stores, Inc. (1)	9,005	637,374

		12,595,236

Total Common Stocks (identified cost $33,915,959)		36,437,251

Short-Term Investments - 28.3%

Collateral Investment for Securities on Loan - 26.2%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.506% (3)		9,778,830
Mutual Funds - 2.1%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.450%	783,270	783,270

Total Short-Term Investments (identified cost $10,562,100)		10,562,100

Total Investments - 125.9% (identified cost $44,478,059)		46,999,351
Other Assets and Liabilities - (25.9)%		(9,672,135)

Total Net Assets - 100.0%		$37,327,216

Global Low Volatility Equity Fund

Industry Allocation

As of May 31, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$225,564	0.6%
Airlines	307,338	0.8
Apparel	74,098	0.2
Auto Manufacturers	255,444	0.7
Banks	1,677,168	4.5
Beverages	1,624,701	4.4
Commercial Services	1,434,562	3.9
Computers	724,896	1.9
Cosmetics/Personal Care	71,454	0.2
Diversified Financial Services	603,620	1.6
Electric	5,530,490	14.8
Electronics	336,169	0.9
Engineering & Construction	565,004	1.5
Food	2,926,808	7.8
Forest Products & Paper	77,194	0.2
Gas	95,450	0.3
Healthcare-Products	1,624,459	4.4
Healthcare-Services	1,470,771	3.9
Insurance	1,055,300	2.8
Internet	80,558	0.2
Media	43,281	0.1
Mining	555,744	1.5
Pharmaceuticals	4,929,364	13.2
Real Estate	621,879	1.7
Real Estate Investment Trusts	1,087,298	2.9
Retail	1,745,809	4.7
Savings & Loans	516,930	1.4
Software	336,510	0.9
Telecommunications	5,154,210	13.8
Transportation	685,178	1.8

Total Common Stocks	36,437,251	97.6
Collateral Investment for Securities on Loan	9,778,830	26.2
Mutual Funds	783,270	2.1

Total Investments	46,999,351	125.9
Other Assets and Liabilities	(9,672,135)	(25.9)

Total Net Assets	$37,327,216	100.0%

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 97.7%

Australia - 5.8%
Australia & New Zealand Banking Group, Ltd.	35,358	$651,141
BHP Billiton, Ltd.	41,478	571,985
CSL, Ltd.	4,606	385,364
Fortescue Metals Group, Ltd. (1)	67,307	144,965
Ramsay Health Care, Ltd.	12,834	674,813
Telstra Corp., Ltd.	249,810	1,009,276
Woodside Petroleum, Ltd.	51,045	1,010,862

		4,448,406

Belgium - 0.2%
bpost SA	4,833	127,391
Bermuda - 0.2%
Fly Leasing, Ltd.	12,198	139,301
Denmark - 3.6%
AP Moeller - Maersk A/S	551	709,697
Novo Nordisk A/S	37,465	2,083,786

		2,793,483

Faroe Islands - 0.3%
Bakkafrost P/F	5,981	231,859
Finland - 2.5%
Nokian Renkaat OYJ	5,208	183,865
Orion OYJ	4,700	168,650
Tieto OYJ	5,702	156,388
UPM-Kymmene OYJ	75,205	1,446,773

		1,955,676

France - 17.8%
Atos SE	6,326	584,628
AXA SA	75,320	1,892,313
BNP Paribas SA	9,850	545,405
CNP Assurances	20,296	344,381
Credit Agricole SA (1)	115,932	1,164,151
Eiffage SA	8,836	651,820
Orange SA	21,895	380,404
Peugeot SA (2)	103,041	1,621,704
Renault SA	11,603	1,088,836
Sanofi	26,661	2,185,967
Societe Generale SA	33,413	1,375,177
Technicolor SA	33,696	223,789
Valeo SA (1) (2)	4,552	687,038
Vinci SA	13,496	1,014,954

		13,760,567

Germany - 5.6%
Allianz SE	2,180	355,832
Bayer AG	5,459	520,113
Deutsche Lufthansa AG	38,731	542,770
Fresenius SE & Co. KGaA	22,813	1,721,721
ProSiebenSat.1 Media SE	7,579	381,035
Siemens AG	7,200	775,393

		4,296,864

Hong Kong - 0.9%
Hang Seng Bank, Ltd.	38,600	683,507

Ireland - 0.7%
Seagate Technology PLC (1)	24,313	548,501
Israel - 0.7%
Bezeq - The Israeli Telecommunication Corp., Ltd.	296,244	572,850
Italy - 0.5%
Rizzoli Corriere Della Sera Mediagroup SpA (1) (2)	4	3
Unipol Gruppo Finanziario SpA	101,128	373,567

		373,570

Japan - 21.5%
Aoyama Trading Co., Ltd.	17,300	618,666
Asahi Glass Co., Ltd. (1)	70,000	424,798
Chubu Electric Power Co., Inc.	44,000	601,779
Dai Nippon Printing Co., Ltd.	84,000	861,733
Fujikura, Ltd. (1)	175,000	913,442
Fujitsu, Ltd.	53,000	214,422
Hitachi Maxell, Ltd.	12,600	180,463
Hosiden Corp. (1)	51,600	356,473
Ibiden Co., Ltd.	57,400	730,880
Kawasaki Kisen Kaisha, Ltd. (1)	404,000	879,252
Kirin Holdings Co., Ltd.	116,200	1,955,992
Konica Minolta, Inc. (1)	135,100	1,166,349
Mitsubishi Chemical Holdings Corp.	123,400	628,952
Mitsubishi UFJ Financial Group, Inc.	26,000	130,029
Monex Group, Inc. (1)	137,700	361,861
Morinaga Milk Industry Co., Ltd.	35,000	213,031
Namura Shipbuilding Co., Ltd.	26,700	170,710
NEC Corp.	298,000	702,380
Nippon Telegraph & Telephone Corp.	54,900	2,407,003
Nissan Motor Co., Ltd.	13,000	132,072
Nisshin Oillio Group, Ltd.	57,000	255,827
Nisshinbo Holdings, Inc. (1)	66,100	681,086
Nomura Holdings, Inc.	154,500	670,265
NTT DoCoMo, Inc.	14,100	353,853
Sumitomo Riko Co., Ltd.	13,700	113,450
Toho Holdings Co., Ltd. (1)	7,200	177,050
Toppan Printing Co., Ltd.	69,000	624,356
Warabeya Nichiyo Co., Ltd.	7,200	138,298

		16,664,472

Jersey - 1.9%
Delphi Automotive PLC (1)	16,599	1,128,068
WPP PLC	14,655	337,911

		1,465,979

Marshall Islands - 0.2%
Seaspan Corp. (1)	8,842	132,542
Netherlands - 6.1%
AerCap Holdings NV (2)	18,621	727,895
BE Semiconductor Industries NV	9,138	257,743
Boskalis Westminster	23,632	855,875
Fiat Chrysler Automobiles NV	186,376	1,330,287
Koninklijke Ahold NV	71,560	1,585,259

		4,757,059

New Zealand - 0.4%
Air New Zealand, Ltd.	194,100	295,488

Norway - 0.9%
Salmar ASA	11,167	335,053
Yara International ASA	10,619	382,967

		718,020

Singapore - 1.3%
Jardine Cycle & Carriage, Ltd.	15,200	373,074
SATS, Ltd.	74,300	224,449
Singapore Airlines, Ltd.	27,300	211,723
Yanlord Land Group, Ltd.	209,700	185,777

		995,023

Switzerland - 8.3%
Lonza Group AG	2,851	492,185
Roche Holding AG	10,561	2,771,997
Swiss Life Holding AG	573	148,553
Swiss Re AG	18,980	1,705,145
TE Connectivity, Ltd. (1)	21,596	1,295,760

		6,413,640

United Kingdom - 18.3%
Beazley PLC	26,530	140,289
Berkeley Group Holdings PLC	20,089	952,891
British American Tobacco PLC	25,028	1,521,745
easyJet PLC	25,437	564,783
Go-Ahead Group PLC	3,286	122,075
Halfords Group PLC	19,359	122,977
Imperial Brands PLC	39,964	2,176,936
Inchcape PLC	14,297	141,015
ITV PLC	39,225	122,031
Jupiter Fund Management PLC	26,221	167,935
Man Group PLC	69,395	132,570
Mondi PLC	18,800	366,502
National Grid PLC	127,890	1,865,260
Next PLC	14,386	1,133,476
Persimmon PLC	10,170	309,619
Reckitt Benckiser Group PLC	19,019	1,893,799
Rio Tinto PLC	10,206	287,138
Royal Mail PLC	114,223	895,003
Sky PLC	21,968	306,560
WH Smith PLC	33,560	851,102
WS Atkins PLC	4,659	90,691

		14,164,397

Total Common Stocks (identified cost $76,982,013)		75,538,595

Short-Term Investments - 9.3%

Collateral Investment for Securities on Loan - 7.8%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.506% (3)		6,051,503
Mutual Funds - 1.5%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.450%	1,189,737	1,189,737

Total Short-Term Investments (identified cost $7,241,240)		7,241,240

Total Investments - 107.0% (identified cost $84,223,253)		82,779,835
Other Assets and Liabilities - (7.0)%		(5,450,619)

Total Net Assets - 100.0%		$77,329,216

Disciplined International Equity Fund

Industry Allocation

As of May 31, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Advertising	$337,911	0.4%
Agriculture	3,698,682	4.8
Airlines	1,614,764	2.1
Auto Manufacturers	4,172,900	5.4
Auto Parts & Equipment	1,998,971	2.6
Banks	4,549,410	5.9
Beverages	1,955,992	2.5
Biotechnology	385,364	0.5
Building Materials	424,798	0.6
Chemicals	1,504,104	1.9
Commercial Services	1,576,780	2.0
Computers	1,503,939	1.9
Distribution/Wholesale	514,089	0.7
Diversified Financial Services	1,837,967	2.4
Electric	601,779	0.8
Electrical Components & Equipment	913,442	1.2
Electronics	3,265,955	4.2
Engineering & Construction	2,747,097	3.6
Entertainment	223,789	0.3
Food	2,759,327	3.6
Forest Products & Paper	1,813,275	2.3
Gas	1,865,260	2.4
Healthcare-Services	2,396,534	3.1
Home Builders	1,262,509	1.6
Household Products/Wares	1,893,799	2.5
Insurance	4,960,080	6.4
Internet	361,861	0.5
Iron/Steel	144,965	0.2
Media	809,630	1.1
Mining	859,122	1.1
Miscellaneous Manufacturing	2,055,191	2.7
Oil & Gas	1,010,862	1.3
Pharmaceuticals	7,907,563	10.2
Real Estate	185,777	0.2
Retail	2,726,221	3.5
Semiconductors	257,744	0.3
Shipbuilding	170,710	0.2
Telecommunications	5,404,472	7.0
Transportation	2,865,960	3.7

Total Common Stocks	75,538,595	97.7
Collateral Investment for Securities on Loan	6,051,503	7.8
Mutual Funds	1,189,737	1.5

Total Investments	82,779,835	107.0
Other Assets and Liabilities	(5,450,619)	(7.0)

Total Net Assets	$77,329,216	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks - 96.4%

Australia - 9.7%
Brambles, Ltd.	1,373,826	$12,759,188
Computershare, Ltd.	1,369,631	10,631,537
Newcrest Mining, Ltd. (2)	367,474	5,064,837
QBE Insurance Group, Ltd.	832,094	7,481,367
Rio Tinto, Ltd.	162,315	5,242,726
Telstra Corp., Ltd.	831,089	3,357,744
Woodside Petroleum, Ltd.	532,420	10,543,702
Woolworths, Ltd.	695,097	11,112,678

		66,193,779

Belgium - 2.7%
Colruyt SA	174,909	10,392,310
Proximus SADP	241,035	7,831,080

		18,223,390

Finland - 1.1%
Kone OYJ, Class B (1)	151,800	7,174,885
France - 6.9%
Air Liquide SA (1)	91,522	9,829,841
Legrand SA (1)	112,564	6,191,455
Rubis SCA	102,956	7,803,420
Sanofi	162,163	13,295,939
TOTAL SA	195,101	9,480,933

		46,601,588

Germany - 5.6%
Brenntag AG	179,567	9,612,151
Deutsche Post AG	391,848	11,429,472
GEA Group AG	158,626	7,353,675
SAP AG	122,607	9,953,109

		38,348,407

Hong Kong - 6.9%
ASM Pacific Technology, Ltd. (1)	1,220,000	8,956,793
China Mobile, Ltd.	1,040,000	11,871,184
CNOOC, Ltd.	6,838,000	8,157,290
Power Assets Holdings, Ltd.	852,500	8,260,882
VTech Holdings, Ltd.	876,500	9,610,115

		46,856,264

Israel - 1.2%
Bezeq - The Israeli Telecommunication Corp., Ltd.	1,899,408	3,672,902
Teva Pharmaceutical Industries, Ltd.	87,556	4,547,449

		8,220,351

Japan - 9.1%
ABC-Mart, Inc.	77,200	5,005,608
Japan Tobacco, Inc. (1)	224,468	8,923,178
KDDI Corp.	396,100	11,578,775
Mitsubishi Electric Corp.	924,000	11,177,117
Nihon Kohden Corp. (1)	330,500	9,550,729
Sumitomo Rubber Industries, Ltd. (1)	516,000	7,595,431
Toyota Tsusho Corp. (1)	347,100	8,212,417

		62,043,255

Malaysia - 3.2%
Axiata Group Bhd	7,949,000	10,049,353
Lafarge Malaysia Bhd	973,300	1,871,640

Magnum Bhd	4,061,900	2,193,760
Malayan Banking Bhd	3,898,092	7,703,665

		21,818,418

Netherlands - 4.2%
Koninklijke Vopak NV (1)	180,858	9,423,681
RELX NV (1)	451,051	7,821,519
Unilever NV	253,249	11,373,952

		28,619,152

Norway - 1.9%
Telenor ASA	794,723	13,242,850
Singapore - 4.5%
ComfortDelGro Corp., Ltd.	2,041,000	4,060,954
Sembcorp Industries, Ltd. (1)	1,941,000	3,932,460
Singapore Technologies Engineering, Ltd.	4,288,400	10,058,479
United Overseas Bank, Ltd.	611,000	8,083,959
Venture Corp., Ltd.	774,600	4,679,887

		30,815,739

Sweden - 4.4%
Assa Abloy AB, Class B (1)	285,201	5,928,759
Atlas Copco AB, A Shares	456,745	11,800,074
Svenska Cellulosa AB SCA, B Shares	370,106	11,846,800

		29,575,633

Switzerland - 14.2%
Givaudan SA	2,621	5,023,144
Nestle SA	311,533	23,004,549
Novartis AG	249,967	19,841,445
Panalpina Welttransport Holding AG (1)	50,249	6,020,781
Roche Holding AG	82,658	21,695,646
Schindler Holding AG	28,651	5,306,488
Syngenta AG (2)	12,675	4,953,961
Zurich Insurance Group AG (2)	43,724	10,579,097

		96,425,111

Taiwan - 4.1%
Advantech Co., Ltd.	792,218	5,854,336
Chunghwa Telecom Co., Ltd.	3,069,000	10,351,552
MediaTek, Inc.	1,306,000	8,810,119
Merida Industry Co., Ltd.	653,000	2,753,162

		27,769,169

United Kingdom - 16.7%
BP PLC	1,168,533	6,046,258
British American Tobacco PLC	224,614	13,656,917
GlaxoSmithKline PLC	532,744	11,149,614
Legal & General Group PLC	3,200,349	11,096,727
National Grid PLC	975,792	14,231,810
Royal Dutch Shell PLC, A Shares	379,703	9,277,587
Royal Dutch Shell PLC, B Shares	275,449	6,624,506
Sky PLC	656,011	9,154,535
SSE PLC	436,234	9,679,473
United Utilities Group PLC	784,634	11,023,317
Vodafone Group PLC	3,431,775	11,474,192

		113,414,936

Total Common Stocks (identified cost $672,335,382)		655,342,927

Preferred Stocks - 1.5%

Germany - 1.5%
Fuchs Petrolub SE	252,254	10,268,330

Total Preferred Stocks (identified cost $9,669,297)		10,268,330

Short-Term Investments - 7.8%

Collateral Investment for Securities on Loan - 5.8%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.506% (3)		39,913,367
Mutual Funds - 2.0%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.450%	13,471,820	13,471,820

Total Short-Term Investments (identified cost $53,385,187)		53,385,187

Total Investments - 105.7% (identified cost $735,389,866)		718,996,444
Other Assets and Liabilities - (5.7)%		(39,058,001)

Total Net Assets - 100.0%		$679,938,443

Pyrford International Stock Fund

Industry Allocation

As of May 31, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$22,580,096	3.3%
Auto Parts & Equipment	7,595,430	1.1
Banks	15,787,624	2.3
Building Materials	1,871,640	0.3
Chemicals	29,419,097	4.3
Commercial Services	20,580,708	3.0
Computers	16,485,873	2.4
Cosmetics/Personal Care	23,220,751	3.4
Distribution/Wholesale	8,212,417	1.2
Electric	17,940,355	2.6
Electrical Components & Equipment	6,191,455	0.9
Electronics	4,679,887	0.7
Engineering & Construction	10,058,479	1.5
Food	44,509,537	6.6
Gas	22,035,230	3.2
Hand/Machine Tools	5,306,488	0.8
Healthcare-Products	9,550,729	1.4
Holding Companies-Diversified	2,193,760	0.3
Insurance	29,157,191	4.3
Leisure Time	2,753,162	0.4
Machinery-Construction & Mining	22,977,191	3.4
Machinery-Diversified	14,528,560	2.1
Media	9,154,535	1.4
Metal Fabricate/Hardware	5,928,759	0.9
Mining	10,307,564	1.5
Oil & Gas	50,130,276	7.4
Pharmaceuticals	70,530,093	10.4
Pipelines	9,423,681	1.4
Retail	5,005,608	0.7
Semiconductors	17,766,912	2.6
Shipbuilding	3,932,459	0.6
Software	9,953,109	1.5
Telecommunications	93,039,747	13.7
Transportation	21,511,207	3.2
Water	11,023,317	1.6

Total Common Stocks	655,342,927	96.4
Preferred Stocks	10,268,330	1.5
Collateral Investment for Securities on Loan	39,913,367	5.8
Mutual Funds	13,471,820	2.0

Total Investments	718,996,444	105.7
Other Assets and Liabilities	(39,058,001)	(5.7)

Total Net Assets	$679,938,443	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Participation Units	Value
Common Stocks - 91.8%

Bermuda - 4.0%
Credicorp, Ltd.	3,300	$462,660
Dairy Farm International Holdings, Ltd.	257,900	1,712,456
Giordano International, Ltd.	1,392,000	657,419
Jardine Matheson Holdings, Ltd. (1)	52,980	3,019,860

		5,852,395

Brazil - 0.5%
CCR SA	178,100	751,612
Cayman Islands - 3.5%
Sands China, Ltd.	825,600	3,155,464
Want Want China Holdings, Ltd. (1)	2,915,000	2,059,434

		5,214,898

Chile - 2.1%
Aguas Andinas SA, Class A	5,584,610	3,095,038
Egypt - 3.8%
Commercial International Bank Egypt SAE GDR	1,165,414	4,306,205
Edita Food Industries SAE GDR	74,965	1,233,174

		5,539,379

India - 29.8%
Bata India, Ltd.	90,780	773,016
Container Corp. Of India, Ltd.	137,912	2,943,325
Emami, Ltd.	387,081	5,913,937
Housing Development Finance Corp., Ltd.	92,016	1,698,710
ICICI Bank, Ltd.	1,403,015	5,092,016
ITC, Ltd.	1,825,776	9,551,507
Mahindra & Mahindra Financial Services, Ltd.	1,124,123	5,352,887
Nestle India, Ltd.	24,543	2,234,166
Pidilite Industries, Ltd.	216,391	2,280,170
Titan Co., Ltd.	407,858	2,166,433
Yes Bank, Ltd.	394,731	6,006,470

		44,012,637

Indonesia - 15.6%
Bank Mandiri Persero Tbk PT	10,329,704	6,824,713
Bank Rakyat Indonesia Persero Tbk PT	5,979,600	4,530,663
Hanjaya Mandala Sampoerna Tbk PT	551,992	3,838,890
Kalbe Farma Tbk PT	36,820,200	3,854,531
Unilever Indonesia Tbk PT	1,263,200	3,985,646

		23,034,443

Kenya - 1.0%
East African Breweries Ltd.	502,800	1,455,080
Malaysia - 0.5%
Public Bank Bhd	167,400	775,173
Mexico - 7.1%
Bolsa Mexicana de Valores SAB de C.V. (1)	1,805,811	2,835,407
Grupo Financiero Banorte SAB de C.V., Class O	386,803	2,026,148
Grupo Herdez SAB de C.V. (1)	543,982	1,143,566
Wal-Mart de Mexico SAB de C.V.	1,920,659	4,469,492

		10,474,613

Nigeria - 1.2%
Guaranty Trust Bank PLC	18,475,191	1,812,713

Philippines - 7.3%
Metropolitan Bank & Trust Co.	1,725,044	3,212,901
Universal Robina Corp.	1,828,680	7,625,203

		10,838,104

Singapore - 2.7%
Jardine Cycle & Carriage, Ltd.	159,244	3,908,538
South Africa - 2.3%
Clicks Group, Ltd.	288,388	1,976,259
Life Healthcare Group Holdings, Ltd. (1)	579,902	1,416,893

		3,393,152

South Korea - 1.0%
KT&G Corp.	13,714	1,467,138
Taiwan - 0.9%
President Chain Store Corp.	182,000	1,381,219
Thailand - 0.7%
Bangkok Bank PCL	26	119
Kasikornbank PCL	197,569	962,267

		962,386

Turkey - 3.0%
BIM Birlesik Magazalar AS	226,970	4,451,598
United States - 3.9%
Mead Johnson Nutrition Co. (1)	70,217	5,777,455
Vietnam - 0.9%
Vietnam Dairy Products JSC	213,120	1,351,632

Total Common Stocks (identified cost $126,173,851)		135,549,203

Participation Notes - 3.1%

United States - 3.1%
Vietnam Dairy Products JSC, Issued by Citigroup Global Markets Holding, Maturity Date 1/17/2017 (5)	721,807	4,577,785

Total Participation Notes (identified cost $3,447,951)		4,577,785

Short-Term Investments - 9.5%

Collateral Investment for Securities on Loan - 5.2%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.506% (3)		7,800,695
Mutual Funds - 4.3%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.450%	6,326,664	6,326,664

Total Short-Term Investments (identified cost $14,127,359)		14,127,359

Total Investments - 104.4% (identified cost $143,749,161)		154,254,347
Other Assets and Liabilities - (4.4)%		(6,555,401)

Total Net Assets - 100.0%		$147,698,946

LGM Emerging Markets Equity Fund

Industry Allocation

As of May 31, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$14,857,535	10.1%
Apparel	773,016	0.5
Auto Manufacturers	5,352,887	3.6
Banks	36,012,048	24.4
Beverages	1,455,080	1.0
Commercial Services	751,612	0.5
Distribution/Wholesale	3,908,538	2.7
Diversified Financial Services	4,534,117	3.1
Food	21,811,229	14.8
Healthcare-Services	1,416,893	1.0
Holding Companies-Diversified	3,019,860	2.0
Household Products/Wares	3,985,646	2.7
Lodging	3,155,464	2.1
Miscellaneous Manufacturing	2,280,170	1.5
Pharmaceuticals	15,545,922	10.5
Retail	10,650,823	7.2
Transportation	2,943,325	2.0
Water	3,095,038	2.1

Total Common Stocks	135,549,203	91.8
Participation Notes	4,577,785	3.1
Collateral Investment for Securities on Loan	7,800,695	5.2
Mutual Funds	6,326,664	4.3

Total Investments	154,254,347	104.4
Other Assets and Liabilities	(6,555,401)	(4.4)

Total Net Assets	$147,698,946	100.0%

TCH Emerging Markets Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 60.5%

Azerbaijan - 2.5%
International Bank of Azerbaijan, 5.625%, 6/11/2019	$200,000	$192,516
Brazil - 1.3%
Samarco Mineracao SA, 4.125%, 11/1/2022 (6)	200,000	100,176
British Virgin Islands - 2.8%
China Cinda Finance 2014, Ltd., 5.625%, 5/14/2024 (6)	200,000	216,022
Canada - 2.2%
Pacific Exploration and Production Corp., 5.125%, 3/28/2023 (1) (6)	300,000	47,250
Teck Resources, Ltd., 4.500%, 1/15/2021 (1)	150,000	128,579

		175,829

Cayman Islands - 1.5%
Odebrecht Finance, Ltd., 7.125%, 6/26/2042 (6)	200,000	71,500
Vale Overseas, Ltd., 4.375%, 1/11/2022 (1)	50,000	45,069

		116,569

Chile - 2.7%
Empresa de Transporte de Pasajeros Metro SA, 4.750%, 2/4/2024 (1) (6)	200,000	211,290
Colombia - 4.8%
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	200,000	189,250
Ecopetrol SA, 5.375%, 6/26/2026 (1)	200,000	186,900

		376,150

Costa Rica - 2.6%
Banco de Costa Rica, 5.250%, 8/12/2018 (6)	200,000	204,500
Hungary - 2.6%
Magyar Export-Import Bank Zrt, 4.000%, 1/30/2020 (6)	200,000	203,636
Indonesia - 5.1%
Pelabuhan Indonesia II PT, 4.250%, 5/5/2025 (6)	200,000	194,790
Perusahaan Gas Negara Persero Tbk PT, 5.125%, 5/16/2024 (6)	200,000	209,130

		403,920

Kazakstan - 2.5%
Eurasian Development Bank, 4.767%, 9/20/2022 (6)	200,000	200,000
Luxembourg - 2.6%
Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023 (6)	200,000	205,500
Mexico - 10.1%
Alfa SAB de CV, 6.875%, 3/25/2044 (6)	200,000	204,500
America Movil SAB de CV, 6.450%, 12/5/2022 (1) (7)	2,000,000	103,702
Empresas ICA SAB de CV, 8.875%, 5/29/2024 (6) (8)	200,000	37,500
Grupo Idesa SA de CV, 7.875%, 12/18/2020 (6)	200,000	202,176
Petroleos Mexicanos:
6.375%, 2/4/2021 (1) (6)	150,000	161,265
5.625%, 1/23/2046	100,000	85,250

		794,393

Morocco - 2.6%
OCP SA, 6.875%, 4/25/2044 (6)	200,000	202,992
Netherlands - 5.0%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	200,000	188,500
Marfrig Holdings Europe BV, 8.000%, 6/8/2023 (6)	200,000	201,340

		389,840

Peru - 2.7%
Corp Financiera de Desarrollo SA, 4.750%, 7/15/2025 (6)	200,000	208,500
Turkey - 2.6%
TC Ziraat Bankasi AS, 4.250%, 7/3/2019 (1) (6)	200,000	201,860
United States - 4.3%
Braskem America Finance Co., 7.125%, 7/22/2041 (6)	200,000	179,750
Southern Copper Corp., 7.500%, 7/27/2035	150,000	157,961

		337,711

Total Corporate Bonds & Notes (identified cost $5,218,537)		4,741,404

International Bonds - 35.4%

Argentina - 4.7%
Argentine Republic Government International Bond:
6.250%, 4/22/2019 (6)	200,000	209,400
6.875%, 4/22/2021 (6)	150,000	157,500

		366,900

Armenia - 2.0%
Republic of Armenia, 6.000%, 9/30/2020 (1) (6)	162,000	159,789
Bahrain - 2.0%
Bahrain Government International Bond, 6.000%, 9/19/2044 (6)	200,000	156,416
Brazil - 2.6%
Brazilian Government International Bond, 6.000%, 4/7/2026 (1)	200,000	202,500
Cote d’Ivoire - 2.3%
Ivory Coast Government International Bond, 5.375%, 7/23/2024 (6)	200,000	183,500
Croatia - 2.7%
Croatia Government International Bond, 5.500%, 4/4/2023 (1) (6)	200,000	210,500
Dominican Republic - 1.3%
Dominican Republic International Bond, 5.875%, 4/18/2024 (6)	100,000	102,250
Ethiopia - 2.3%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/2024 (6)	200,000	183,250
Indonesia - 2.7%
Indonesia Government International Bond, 4.750%, 1/8/2026 (6)	200,000	212,442
Namibia - 2.7%
Namibia International Bonds, 5.500%, 11/3/2021 (6)	200,000	209,250
Paraguay - 2.6%
Republic of Paraguay, 6.100%, 8/11/2044 (6)	200,000	205,000
South Africa - 5.1%
South Africa Government International Bond, 4.875%, 4/14/2026	200,000	196,776
ZAR Sovereign Capital Fund Propriety, Ltd., 3.903%, 6/24/2020 (6)	200,000	200,766

		397,542

Sri Lanka - 2.4%
Sri Lanka Government International Bond, 6.125%, 6/3/2025 (6)	200,000	184,313

Total International Bonds (identified cost $2,774,480)		2,773,652

Short-Term Investments - 23.6%

Collateral Investment for Securities on Loan - 18.8%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.506% (3)		1,473,650
Mutual Funds - 4.8%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.450%	381,235	381,235

Total Short-Term Investments (identified cost $1,854,885)		1,854,885

Total Investments - 119.5% (identified cost $9,847,902)	9,369,941
Other Assets and Liabilities - (19.5)%	(1,529,639)

Total Net Assets - 100.0%	$7,840,302

TCH Emerging Markets Bond Fund

Industry Allocation

As of May 31, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Banks	$807,376	10.3%
Chemicals	584,918	7.5
Diversified Financial Services	216,022	2.8
Engineering & Construction	109,000	1.4
Food	201,340	2.6
Gas	209,130	2.7
Holding Companies-Diversified	204,500	2.6
Iron/Steel	145,245	1.8
Mining	286,540	3.7
Multi-National	200,000	2.5
Oil & Gas	686,165	8.7
Sovereign	203,636	2.6
Telecommunications	292,952	3.7
Transportation	594,580	7.6

Total Corporate Bonds & Notes	4,741,404	60.5
International Bonds	2,773,652	35.4
Collateral Investment for Securities on Loan	1,473,650	18.8
Mutual Funds	381,235	4.8

Total Investments	9,369,941	119.5
Other Assets and Liabilities	(1,529,639)	(19.5)

Total Net Assets	$7,840,302	100.0%

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares, Contracts, Principal Amount or Units	Value
Bank Loans Purchased Long - 5.7%

Cayman Islands - 0.4%
Sable International Finance Ltd.:
5.250%, 11/23/2022 (9)	$153,450	$154,670
5.750%, 11/23/2022 (9)	187,550	189,041

		343,711

Luxembourg - 0.1%
Intelsat Jackson Holdings SA, 3.750%, 6/30/2019 (9)	130,000	120,087
Travelport Finance Luxembourg Sarl, 5.750%, 9/2/2021 (9)	25,673	25,789

		145,876

Netherlands - 0.1%
Amaya Holdings BV, 5.000%, 8/1/2021 (9)	79,200	77,039
United Kingdom - 0.2%
Air Newco LLC, 6.500%, 3/20/2022 (9)	197,500	189,600
United States - 4.9%
21st Century Oncology Holdings, Inc., 6.500%, 4/30/2022 (9)	64,468	59,632
Access CIG LLC, 6.000%, 10/18/2021 (9)	497,483	502,458
Accuvant, Inc., 6.250%, 1/28/2022 (9)	26,730	26,638
AdvancePierre Foods, Inc., 5.000%, 5/26/2023 (9) (10)	14,000	14,068
Asurion LLC, 8.500%, 3/3/2021 (9)	46,000	45,138
ATI Holdings LLC, 5.500%, 5/10/2023 (9)	14,000	14,044
Blue Ribbon LLC, 5.000%, 11/13/2021 (9)	33,000	33,083
CGG Holding US, Inc., 6.500%, 5/15/2019 (9)	164,738	132,033
Charter NEX US Holdings, Inc., 9.250%, 2/6/2023 (9)	177,000	170,805
Cision US, Inc., 6.750%, 5/12/2023 (9) (10)	56,000	54,163
Confie Seguros Holding II Co., 10.000%, 5/8/2019 (9)	132,000	125,730
Corporate Risk Holdings LLC, 9.250%, 7/1/2019 (9) (10)	359,000	312,554
Cunningham Lindsey US, Inc., 4.750%, 12/10/2019 (9)	147,769	126,342
Duff & Phelps Corp., 9.500%, 4/23/2021 (9)	69,000	68,310
Eastman Kodak Co., 10.500%, 9/3/2019 (9) (10)	453,798	442,453
Emerging Markets Communications LLC, 6.750%, 7/1/2021 (9)	30,768	29,921
Fieldwood Energy LLC:
8.000%, 8/31/2020 (9) (10)	17,405	14,185
8.125%, 9/30/2020 (9)	35,638	18,175
8.125%, 9/30/2020 (9)	138,362	37,992
Higginbotham & Associates LLC, 10.000%, 11/25/2021 (9)	500,000	497,500
Higginbotham Insurance Agency, Inc., 6.250%, 11/25/2021 (9)	226,375	226,375
Hilex Poly Co. LLC, 6.000%, 12/5/2021 (9)	90,978	91,694
Invenergy Thermal Operating I LLC, 6.500%, 10/7/2022 (9)	17,910	17,194
JC Penney Corp., Inc., 6.000%, 5/22/2018 (9)	22,718	22,772
MKS Instruments, Inc., 5.000%, 5/1/2023 (9)	29,000	29,308
MultiPlan, Inc., 5.250%, 5/25/2023 (9) (10)	108,000	108,932
NEP/NCP Holdco, Inc., 9.750%, 7/22/2020 (9)	19,000	17,955
Netsmart, Inc., 5.750%, 4/19/2023 (9)	24,000	24,120
Nexstar Broadcasting Group, Inc., 8.500%, 3/28/2017 (9) (10)	518,000	518,000
PQ Corp., 5.750%, 11/4/2022 (9)	59,000	59,586
ProQuest LLC, 5.750%, 10/24/2021 (9)	172,127	168,469
RCS Capital Corp., 7.500%, 4/29/2019 (9)	467,949	339,263
SiteOne Landscape Supply, Inc., 6.500%, 4/29/2022 (9)	67,000	67,838
SunEdison, Inc.:
10.000%, 4/21/2017 (9)	5,183	5,105
10.000%, 4/21/2017 (9)	12,094	11,913
11.000%, 7/2/2018 (9)	44,000	15,510
USAGM HoldCo LLC, 4.750%, 7/28/2022 (9)	32,918	32,177

Verisk Analytics, Inc., 6.500%, 5/10/2023 (9) (10)	49,000	49,000
Western Refining, Inc., 5.500%, 5/17/2023 (9) (10)	87,000	85,804
YRC Worldwide, Inc., 8.000%, 2/13/2019 (9)	111,430	102,070

		4,718,309

Total Bank Loans Purchased Long (identified cost $5,523,414)		5,474,535

Common Stocks Purchased Long - 48.0%

Bermuda - 0.5%
Axalta Coating Systems Ltd. (2)	16,530	465,319
Syncora Holdings Ltd. (2)	4,079	3,957

		469,276

Canada - 1.0%
Magna International, Inc. (11)	23,030	933,406
Cayman Islands - 0.8%
Baidu, Inc. ADR (2)	882	157,472
Pace Holdings Corp. (2)	63,580	629,442

		786,914

France - 0.0%
Marie Brizard Wine & Spirits (2)	197	3,963
Ireland - 2.6%
Allergan PLC (2) (11)	3,276	772,317
Ingersoll-Rand PLC	5,675	379,147
Tyco International PLC (11)	32,800	1,397,936

		2,549,400

Jersey - 0.1%
Delphi Automotive PLC	764	51,922
Liberia - 0.3%
Royal Caribbean Cruises, Ltd. (11)	3,131	242,308
Luxembourg - 0.0%
Intelsat SA (2)	854	2,758
Netherlands - 1.0%
Altice NV, Class A (2)	1,184	20,406
Constellium NV (2)	12,779	64,151
LyondellBasell Industries NV, Class A (11)	4,255	346,187
NXP Semiconductors (2) (11)	5,450	514,970

		945,714

Singapore - 0.4%
Broadcom Ltd.	2,694	415,846
United States - 41.3%
Activision Blizzard, Inc.	1,615	63,405
Agilent Technologies, Inc.	4,370	200,539
Air Products & Chemicals, Inc. (11)	3,910	557,722
Alere, Inc. (2)	6,460	277,457
Alphabet, Inc., Class A (2) (11)	747	559,391
Alphabet, Inc., Class C (2) (11)	936	688,634
Amazon.com, Inc. (2)	228	164,796
Anadarko Petroleum Corp. (11)	7,764	402,641
Armstrong World Industries, Inc. (2)	3,790	156,717
AutoZone, Inc. (2)	160	121,952
Baker Hughes, Inc.	4,100	190,158
Bank of America Corp. (11)	31,330	463,371
Baxalta, Inc. (11)	16,580	749,913
Black Hills Corp. (11)	9,275	561,508
Bloomin’ Brands, Inc.	15,850	301,943
Cablevision Systems Corp., Class A (11)	5,662	196,358
CBS Corp., Class B (11)	6,835	377,292
CDK Global, Inc.	2,475	136,868
Charter Communications, Inc., Class A (2)	2,025	443,353

Cognizant Technology Solutions Corp., Class A (2)	3,512	215,777
Comcast Corp., Class A (11)	8,523	539,506
Constellation Brands, Inc., Class A	1,163	178,113
CST Brands, Inc. (11)	24,055	912,406
Danaher Corp. (11)	6,700	659,012
Delta Air Lines, Inc. (11)	19,595	851,599
DENTSPLY International, Inc.	6,100	379,176
Devon Energy Corp.	642	23,170
DISH Network Corp., Class A (2) (11)	2,758	137,624
Eagle Pharmaceuticals, Inc. (2)	2,335	110,983
Eastman Chemical Co. (11)	11,215	822,732
EnPro Industries, Inc. (11)	4,263	215,580
EW Scripps Co., Class A (2) (11)	5,197	87,621
Exxon Mobil Corp.	1,394	124,094
Facebook, Inc., Class A (2) (11)	9,446	1,122,279
Ferro Corp. (2)	23,875	330,191
Foot Locker, Inc.	600	33,552
G-III Apparel Group Ltd. (2)	4,400	172,128
GCP Applied Technologies, Inc. (2)	22,060	523,484
Graphic Packaging Holding Co. (11)	46,315	620,621
Gray Television, Inc. (2) (11)	17,472	206,519
Halliburton Co. (11)	19,067	804,246
Halozyme Therapeutics, Inc. (2) (11)	35,295	355,068
HD Supply Holdings, Inc. (2)	5,025	177,383
Hertz Global Holdings, Inc. (2)	11,735	113,712
Hewlett Packard Enterprise Co. (11)	50,108	925,495
Hewlett-Packard Co.	17,354	232,197
Home Depot, Inc.	2,053	271,242
Innoviva, Inc. (11)	42,815	482,953
Intrexon Corp. (2) (11)	13,755	422,829
Kimco Realty Corp.	9,150	257,847
Lexmark International, Inc., Class A	3,210	121,531
Loral Space & Communications, Inc. (2) (11)	5,771	221,433
Lowe’s Cos., Inc. (11)	7,790	624,213
Macquarie Infrastructure Co. LLC (11)	5,114	366,214
Microsoft Corp.	3,501	185,553
MKS Instruments, Inc.	8,700	356,526
Mohawk Industries, Inc. (2)	1,965	386,496
Mondelez International, Inc.	10,580	470,704
Monster Beverage Corp. (2) (11)	3,739	560,850
Mueller Water Products, Inc., Class A (11)	35,600	391,956
Myriad Genetics, Inc. (2) (11)	4,445	150,641
Nexstar Broadcasting Group, Inc., Class A (11)	1,952	103,885
Noble Energy, Inc. (11)	21,807	779,600
Norfolk Southern Corp. (11)	7,995	672,060
O’Reilly Automotive, Inc. (2)	784	207,313
Olin Corp.	15,490	356,425
Orascom Construction, Ltd.	6,845	349,574
Pfizer, Inc. (11)	19,290	669,363
Phillips 66 (11)	4,075	327,467
Pioneer Natural Resources Co.	1,747	280,079
Pitney Bowes, Inc. (11)	11,310	210,705
PPG Industries, Inc.	3,440	370,419
Priceline Group, Inc. (2) (11)	579	732,047
PTC, Inc. (2)	12,670	452,826
PVH Corp.	3,580	335,804
Raytheon Co. (11)	5,262	682,324
S&P Global, Inc.	985	110,133
Sealed Air Corp. (11)	16,605	771,136
SemGroup Corp., Class A	13,215	420,105
Service Corp International (11)	12,480	341,952
Sinclair Broadcast Group, Inc., Class A (11)	1,656	52,379
Sirius XM Holdings, Inc. (2) (11)	88,380	355,288
St. Jude Medical, Inc.	7,035	551,263
Starbucks Corp.	6,616	363,152
Steven Madden, Ltd. (2)	6,940	238,111
SunEdison, Inc. (2)	1,735	269

SunTrust Banks, Inc. (11)	9,795	429,217
TerraForm Power, Inc., Class A (11)	870	7,343
The Interpublic Group of Cos., Inc.	16,000	382,400
Time Warner, Inc.	7,497	567,223
TJX Cos., Inc.	5,057	384,939
Total System Services, Inc.	3,510	188,487
Tribune Media Co., Class A (11)	4,924	198,191
Tribune Publishing Co.	1,845	21,623
Twenty-First Century Fox, Inc., Class A	7,971	230,202
Union Pacific Corp.	1,884	158,614
Valero Energy Corp.	11,802	645,569
Verizon Communications, Inc. (11)	9,643	490,829
Visa, Inc., Class A	5,740	453,116
Vista Outdoor, Inc. (2) (11)	2,830	142,009
Visteon Corp.	4,200	314,916
Western Digital Corp.	3,015	140,318
WL Ross Holding Corp. (2) (11)	27,930	277,904
WR Grace & Co. (11)	14,115	1,095,889
Wyndham Worldwide Corp. (11)	8,795	592,695
Yahoo!, Inc. (2) (11)	8,678	329,243
Zoetis, Inc. (11)	7,745	367,268

		39,910,948

Total Common Stocks Purchased Long (identified cost $43,815,941)		46,312,455

Convertible Bonds Purchased Long - 0.2%

United States - 0.2%
Ascent Capital Group, Inc., 4.000%, 7/15/2020	$165,000	106,116
Cobalt International Energy, Inc., 3.125%, 5/15/2024	186,000	65,565
SunEdison, Inc., 5.000%, 7/2/2018 (6) (8)	44,000	14,960

Total Convertible Bonds Purchased Long (identified cost $247,089)		186,641

Corporate Bonds & Notes Purchased Long - 3.1%

Bermuda - 0.0%
Syncora Holdings Ltd., 6.880%, 9/29/2049 (9)	10,000	3,250
Canada - 0.5%
Niska Gas Storage Canada ULC, 6.500%, 4/1/2019	75,000	70,875
Valeant Pharmaceuticals International Inc., 6.125%, 4/15/2025 (6)	466,000	390,857

		461,732

Ireland - 0.2%
Endo Ltd., 6.000%, 2/1/2025 (6)	211,000	184,098
Luxembourg - 0.2%
Altice Financing SA, 7.500%, 5/15/2026 (6)	200,000	200,000
Intelsat Luxembourg SA, 7.750%, 6/1/2021	50,000	15,125

		215,125

United States - 2.2%
Constellis Holdings LLC, 9.750%, 5/15/2020 (6)	14,000	13,090
Sun Products Corp., 7.750%, 3/15/2021 (6)	60,000	58,350
Wayne Merger Sub LLC, 8.250%, 8/1/2023 (6)	39,000	38,805
AMAG Pharmaceuticals, Inc., 7.875%, 9/1/2023 (6)	15,000	13,275
United Rentals North America, Inc., 4.625%, 7/15/2023	149,000	148,441
Caesars Entertainment Resort Properties LLC, 8.000%, 10/1/2020	41,000	41,513
Goodman Networks, Inc., 12.125%, 7/1/2018	114,000	55,005
Midstates Petroleum Co., Inc., 10.000%, 6/1/2020 (8)	118,000	64,900
Iron Mountain U.S. Holdings, Inc., 5.375%, 6/1/2026 (6)	66,000	65,299
WideOpenWest Finance LLC, 10.250%, 7/15/2019	20,000	20,925
Cengage Learning, Inc., 9.500%, 6/15/2024 (6) (10)	138,000	140,070
Global Partners LP, 6.250%, 7/15/2022	61,000	50,172
Rose Rock Midstream LP, 5.625%, 7/15/2022	1,052,325	912,892
Wise Metals Group LLC, 8.750%, 12/15/2018 (6)	427,000	393,907

Cenveo Corp., 6.000%, 8/1/2019 (6)	189,000	155,925

		2,172,569

Total Corporate Bonds & Notes Purchased Long (identified cost $2,656,775)		3,036,774

Limited Partnership Units Purchased Long - 1.6%

United States - 1.6%
CrossAmerica Partners LP	19,715	453,445
DCP Midstream Partners LP	23,805	798,182
Rose Rock Midstream LP	12,030	310,374

Total Limited Partnership Units Purchased Long (identified cost $1,136,362)		1,562,001

Purchased Call Options - 0.0%

United States - 0.0%
Extended Stay America, Inc., Exercise Price: $14.75, 7/15/2016 (2)	112	4,480
Armstrong World Industries, Inc., Exercise Price: $40.00, 6/17/2016 (2)	20	3,700

Total Purchased Call Options (identified cost $27,693)		8,180

Purchased Put Options - 0.0%

United States - 0.0%
iShares Russell 2000:
Exercise Price: $104, 7/15/2016 (2)	26	1,300
Exercise Price: $104, 6/17/2016 (2)	45	405
Hormel Foods Corp.:
Exercise Price: $40, 9/16/2016 (2)	31	18,073
Exercise Price: $38, 9/16/2016 (2)	31	10,850

Total Purchased Put Options (identified cost $29,518)		30,628

U.S. Government & U.S. Government Agency Obligations Purchased Long - 0.0%

United States - 0.0%
United States Treasury Bond, 3.000%, 11/15/2045	$22,000	23,682

Total U.S. Government & U.S. Government Agency Obligations Purchased Long (identified cost $23,165)		23,682

Short-Term Investments - 41.2%

Mutual Funds - 30.8%
State Street Institutional Liquid Reserves Fund – Premier Class, 0.506%	29,755,002	29,755,002
U.S. Treasury Bills - 10.4%
United States Treasury Bill, 0.277%, 6/16/2016 (11) (12)	$10,000,000	9,999,430

Total Short-Term Investments (identified cost $39,753,835)		39,754,432

Total Investments - 99.8% (identified cost $93,213,792)		96,389,328
Other Assets and Liabilities - 33.4%		32,266,872
Securities Sold Short and Written Options
(see summary below) - (33.2)%		(32,068,975)

Total Net Assets - 100.0%		$96,587,225

Securities Sold Short & Written Options - (33.2)%

Common Stocks Sold Short - (24.3)%

Belgium - (0.2)%
UCB SA	(3,160)	$(228,363)
Bermuda - (0.1)%
Signet Jewelers Ltd.	(1,170)	(115,795)
Canada - (0.5)%
Canadian Western Bank	(7,880)	(155,094)
Home Capital Group, Inc.	(6,840)	(181,725)
National Bank of Canada	(4,620)	(153,325)

		(490,144)

Cayman Islands - (0.2)%
Alibaba Group Holding Ltd. ADR (2)	(2,440)	(200,080)
Germany - (0.2)%
Deutsche Lufthansa AG	(14,760)	(206,844)
India - (0.7)%
Infosys Ltd. ADR	(32,293)	(627,776)
Ireland - (0.2)%
Accenture PLC, Class A	(1,200)	(142,764)
Israel - (0.4)%
Check Point Software Technologies Ltd. (2)	(4,263)	(362,227)
Japan - (0.1)%
Yahoo Japan Corp.	(12,800)	(57,564)
Jersey - (0.5)%
Shire PLC ADR	(2,438)	(453,858)
Luxembourg - (0.0)%
SES SA	(1,536)	(34,403)
Netherlands - (0.6)%
Schlumberger Ltd.	(8,003)	(610,629)
Switzerland - (0.3)%
Roche Holding AG	(1,240)	(325,469)
United Kingdom - (0.6)%
LivaNova PLC (2)	(3,315)	(161,805)
Nielsen NV	(2,829)	(151,041)
Royal Mail PLC	(38,100)	(298,535)

		(611,381)

United States - (19.7)%
Abbott Laboratories	(6,128)	(242,853)
Activision Blizzard, Inc.	(8,307)	(326,133)
Adobe Systems, Inc. (2)	(1,343)	(133,588)
American Eagle Outfitters, Inc.	(12,100)	(189,244)
AmerisourceBergen Corp.	(1,700)	(127,466)
Apache Corp.	(10,868)	(620,998)
Apple, Inc.	(3,943)	(393,748)
Ashland, Inc.	(1,700)	(192,712)
Ball Corp.	(1,680)	(121,464)
BB&T Corp.	(2,700)	(98,199)
Bed Bath & Beyond, Inc. (2)	(6,020)	(269,395)
Best Buy Co., Inc.	(2,878)	(92,585)
Big Lots, Inc.	(3,150)	(164,745)
BofI Holding, Inc. (2)	(13,414)	(251,781)
Brown-Forman Corp., Class B	(1,440)	(141,221)
Bruker Corp.	(6,600)	(174,240)
Charter Communications, Inc., Class A (2)	(2,025)	(443,443)

Chevron Corp.	(1,181)	(119,281)
Coach, Inc.	(1,116)	(43,993)
Cobalt International Energy, Inc. (2)	(4,792)	(10,734)
CommVault Systems, Inc. (2)	(2,100)	(95,088)
ConocoPhillips	(9,591)	(419,990)
Corning, Inc.	(27,204)	(568,292)
Crown Castle International Corp.	(2,892)	(262,623)
Cummins, Inc.	(2,460)	(281,596)
Darden Restaurants, Inc.	(4,500)	(305,235)
Deere & Co.	(2,125)	(174,866)
Dollar Tree, Inc. (2)	(2,867)	(259,578)
Dominion Resources, Inc.	(2,050)	(148,112)
Electronic Arts, Inc. (2)	(10,956)	(840,873)
EOG Resources, Inc.	(4,168)	(339,108)
Equinix, Inc.	(1,213)	(439,106)
Essex Property Trust, Inc.	(1,425)	(323,803)
Estee Lauder Cos., Inc./The, Class A	(1,962)	(180,072)
Foot Locker, Inc.	(600)	(33,552)
Ford Motor Co.	(21,400)	(288,686)
Goodyear Tire & Rubber Co./The	(6,350)	(177,610)
Hess Corp.	(3,140)	(188,180)
Hibbett Sports, Inc. (2)	(1,358)	(46,905)
Hormel Foods Corp.	(5,300)	(182,373)
Huntington Bancshares, Inc.	(9,400)	(98,230)
International Business Machines Corp.	(6,251)	(961,029)
J.C. Penney Co., Inc. (2)	(18,874)	(147,028)
JetBlue Airways Corp. (2)	(8,900)	(159,577)
John Wiley & Sons, Inc., Class A	(3,750)	(202,050)
Kroger Co.	(4,950)	(177,012)
Lands’ End, Inc. (2)	(863)	(14,473)
Marriott International, Inc., Class A	(637)	(42,067)
McDonald’s Corp.	(844)	(103,019)
National Oilwell Varco, Inc.	(21,662)	(713,763)
Netflix, Inc. (2)	(1,165)	(119,494)
New Media Investment Group, Inc.	(5,039)	(87,830)
Newell Brands, Inc.	(2,468)	(117,699)
NII Holdings, Inc. (2)	(6,213)	(23,081)
Occidental Petroleum Corp.	(9,218)	(695,406)
Omnicom Group, Inc.	(4,968)	(413,983)
Outerwall, Inc.	(4,123)	(170,074)
PacWest Bancorp	(3,500)	(145,880)
Parker-Hannifin Corp.	(6,633)	(761,734)
PepsiCo, Inc.	(1,750)	(177,047)
PerkinElmer, Inc.	(1,800)	(98,550)
Praxair, Inc.	(4,505)	(494,919)
Primerica, Inc.	(5,789)	(324,821)
Quad/Graphics, Inc.	(8,755)	(168,184)
QUALCOMM, Inc.	(5,400)	(296,568)
Skechers U.S.A., Inc., Class A (2)	(3,100)	(96,627)
Southern Co./The	(3,670)	(181,445)
SS&C Technologies Holdings, Inc.	(1,600)	(98,544)
Starbucks Corp.	(1,700)	(93,313)
SunEdison, Inc. (2)	(1,735)	(269)
Target Corp.	(949)	(65,272)
Timken Co./The	(4,200)	(139,650)
Twenty-First Century Fox, Inc., Class A	(6,630)	(191,474)
Under Armour, Inc., Class A (2)	(5,537)	(208,911)
Union Pacific Corp.	(4,345)	(365,806)
United Parcel Service, Inc., Class B	(1,225)	(126,285)
Walt Disney Co.	(3,809)	(377,929)
Western Digital Corp.	(3,015)	(140,318)
Whirlpool Corp.	(1,105)	(192,955)
Workday, Inc., Class A (2)	(4,169)	(316,177)

		(19,021,964)

Total Common Stocks Sold Short (proceeds $(23,225,795))		(23,489,261)

Corporate Bonds & Notes Sold Short - (1.6)%

Canada - (0.1)%
Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/2020 (6)	$(124,000)	(110,050)
United States - (1.5)%
APX Group, Inc., 8.750%, 12/1/2020	(80,000)	(73,200)
Chemours Co., 6.625%, 5/15/2023	(100,600)	(90,791)
Endo Finance LLC, 5.750%, 1/15/2022 (6)	(211,000)	(190,428)
Gap, Inc., 5.950%, 4/12/2021	(277,000)	(282,518)
Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	(48,000)	(40,940)
Outerwall, Inc.:
6.000%, 3/15/2019	(195,000)	(181,350)
5.875%, 6/15/2021	(35,000)	(29,225)
Sungard Availability Services Capital, Inc., 8.750%, 4/1/2022 (6)	(54,000)	(30,915)
United Rentals North America, Inc., 7.375%, 5/15/2020	(123,000)	(127,920)
Valeant Pharmaceuticals International, 7.000%, 10/1/2020 (6)	(342,000)	(310,365)
Wynn Las Vegas LLC, 5.500%, 3/1/2025 (6)	(36,000)	(34,875)

		(1,392,527)

Total Corporate Bonds & Notes Sold Short (proceeds $(1,520,558))		(1,502,577)

Exchange Traded Funds Sold Short - (6.9)%

United States - (6.9)%
Alerian MLP	(10,260)	(125,275)
Consumer Discretionary Select Sector SPDR	(2,638)	(209,035)
Consumer Staples Select Sector SPDR	(14,327)	(755,319)
CurrencyShares Euro Trust (2)	(6,475)	(703,120)
Energy Select Sector SPDR	(8,335)	(557,361)
Industrial Select Sector SPDR	(750)	(41,948)
iShares Nasdaq Biotechnology	(348)	(97,360)
iShares Russell 2000	(1,105)	(127,053)
iShares Russell 2000 Growth	(1,895)	(261,093)
iShares Russell Mid-Cap Growth	(3,670)	(343,512)
iShares Russell Mid-Cap Value	(2,552)	(187,955)
SPDR S&P 500 Trust	(13,278)	(2,789,442)
SPDR S&P Retail	(3,570)	(151,047)
VanEck Vectors Semiconductor	(6,200)	(352,780)

Total Exchange Traded Funds Sold Short (proceeds $(6,540,699))		(6,702,300)

Written Call Options - (0.4)%

United States - (0.4)%
Visteon Corp., Exercise Price: $75.00, 6/17/2016 (2)	(4)	(480)
SPDR S&P 500 Trust:
Exercise Price: $205, 6/17/2016 (2)	(12)	(6,792)
Exercise Price: $202, 6/17/2016 (2)	(18)	(14,580)
Sealed Air Corp., Exercise Price: $46.00, 6/17/2016 (2)	(16)	(1,720)
Olin Corp., Exercise Price: $21.00, 6/17/2016 (2)	(17)	(2,295)
Myriad Genetics, Inc., Exercise Price: $34.00, 6/17/2016 (2)	(5)	(500)
Lowe’s Cos., Inc., Exercise Price: $77.50, 6/17/2016 (2)	(5)	(1,450)
iShares Russell 2000 Growth, Exercise Price: $132.00, 6/17/2016 (2)	(5)	(3,150)
S&P 500 Index, Exercise Price: $2,070.00, 6/17/2016 (2)	(81)	(287,307)
Intrexon Corp.:
Exercise Price: $40, 7/15/2016 (2)	(7)	(385)
Exercise Price: $37, 7/15/2016 (2)	(13)	(1,105)
Hewlett Packard Enterprise Co.:
Exercise Price: $17, 6/17/2016 (2)	(60)	(8,400)
Exercise Price: $16, 6/17/2016 (2)	(60)	(13,680)
Eastman Chemical Co.:
Exercise Price: $73, 6/17/2016 (2)	(14)	(2,310)
Exercise Price: $75, 6/17/2016 (2)	(6)	(330)
Exercise Price: $78, 6/17/2016 (2)	(6)	(75)

Lowe’s Cos., Inc., Exercise Price: $75.00, 6/17/2016 (2)	(5)	(2,500)
Eastman Chemical Co., Exercise Price: $65.00, 6/17/2016 (2)	(9)	(7,695)
Innoviva, Inc.:
Exercise Price: $13, 6/17/2016 (2)	(26)	(260)
Exercise Price: $14, 6/17/2016 (2)	(52)	(910)
Exercise Price: $15, 6/17/2016 (2)	(26)	(520)

Total Written Call Options (proceeds $(181,957))		(356,444)

Written Put Options - (0.0)%

United States - (0.0)% iShares Russell 2000:
Exercise Price: $93, 7/15/2016 (2)	(26)	(338)
Exercise Price: $90, 6/17/2016 (2)	(45)	(45)
S&P 500 Index:
Exercise Price: $1,980, 6/17/2016 (2)	(41)	(8,610)
Exercise Price: $1,990, 6/17/2016 (2)	(40)	(9,400)

Total Written Put Options (proceeds $(161,139))		(18,393)

Total Securities Sold Short & Written Options (proceeds $(31,630,148))		(32,068,975)

Alternative Strategies Fund

Industry Allocation

As of May 31, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Advertising	$382,400	0.4%
Aerospace/Defense	682,324	0.7
Airlines	851,599	0.9
Apparel	410,239	0.4
Auto Parts & Equipment	1,300,243	1.3
Banks	892,588	0.9
Beverages	742,926	0.8
Biotechnology	1,411,491	1.5
Building Materials	1,029,774	1.1
Chemicals	4,344,885	4.5
Commercial Services	1,120,498	1.2
Computers	1,635,317	1.7
Distribution/Wholesale	177,383	0.2
Diversified Financial Services	453,116	0.5
Electric	561,508	0.6
Electronics	1,598,475	1.7
Energy-Alternate Sources	7,612	0.0
Food	470,704	0.5
Healthcare-Products	1,866,908	1.9
Holding Companies-Diversified	907,345	0.9
Insurance	3,957	0.0
Internet	3,753,863	3.9
Leisure Time	242,308	0.2
Lodging	592,695	0.6
Media	3,537,473	3.7
Metal Fabricate/Hardware	391,956	0.4
Mining	64,151	0.1
Miscellaneous Manufacturing	594,727	0.6
Office/Business Equipment	210,705	0.2
Oil & Gas	2,582,620	2.7
Oil & Gas Services	994,404	1.0
Packaging & Containers	1,391,757	1.4
Pharmaceuticals	2,669,844	2.8
Pipelines	420,105	0.4
Real Estate Investment Trusts	257,847	0.3
Retail	3,698,525	3.8
Semiconductors	1,287,342	1.3
Software	838,651	0.9
Telecommunications	715,020	0.7
Textiles	386,496	0.4
Transportation	830,674	0.9

Total Common Stocks Purchased Long	46,312,455	48.0
Bank Loans Purchased Long	5,474,535	5.7
Convertible Bonds Purchased Long	186,641	0.2
Corporate Bonds & Notes Purchased Long
Biotechnology	13,275	0.0
Commercial Services	317,456	0.3
Distribution/Wholesale	50,172	0.1
Household Products/Wares	58,350	0.1
Insurance	42,055	0.0
Lodging	41,513	0.0
Media	220,925	0.2
Metal Fabricate/Hardware	393,907	0.4
Oil & Gas	64,900	0.1
Pharmaceuticals	574,955	0.6
Pipelines	983,767	1.0
Real Estate Investment Trusts	65,299	0.1
Software	140,070	0.1
Telecommunications	70,130	0.1

Total Corporate Bonds & Notes Purchased Long	3,036,774	3.1

Limited Partnership Units Purchased Long	1,562,001	1.6
Purchased Call Options	8,180	0.0
Purchased Put Options	30,628	0.0
U.S. Government & U.S Government Agency Obligations Purchased Long	23,682	0.0
Short-Term Investments	39,754,432	41.2

Total Investments	96,389,328	99.8
Other Assets and Liabilities	32,266,872	33.4
Securities Sold Short & Written Options	(32,068,975)	(33.2)

Total Net Assets	$96,587,225	100.0%

Securities Sold Short & Written Options
Common Stocks Sold Short
Advertising	$(413,983)	(0.4)%
Airlines	(366,421)	(0.4)
Apparel	(305,538)	(0.3)
Auto Manufacturers	(288,686)	(0.3)
Auto Parts & Equipment	(177,610)	(0.2)
Banks	(832,453)	(0.9)
Beverages	(318,268)	(0.3)
Chemicals	(687,631)	(0.7)
Commercial Services	(319,224)	(0.3)
Computers	(2,265,635)	(2.3)
Cosmetics/Personal Care	(180,072)	(0.2)
Electric	(329,557)	(0.3)
Electronics	(666,842)	(0.7)
Energy-Alternate Sources	(269)	(0.0)
Food	(359,385)	(0.4)
Healthcare-Products	(578,898)	(0.6)
Home Furnishings	(192,955)	(0.2)
Housewares	(117,699)	(0.1)
Insurance	(324,821)	(0.3)
Internet	(479,441)	(0.5)
Lodging	(42,068)	(0.0)
Machinery-Diversified	(456,462)	(0.5)
Media	(1,214,897)	(1.3)
Metal Fabricate/Hardware	(139,650)	(0.1)
Miscellaneous Manufacturing	(761,734)	(0.8)
Oil & Gas	(2,393,697)	(2.5)
Oil & Gas Services	(1,324,392)	(1.4)
Packaging & Containers	(121,464)	(0.1)
Pharmaceuticals	(1,135,156)	(1.2)
Real Estate Investment Trusts	(1,025,531)	(1.1)
Retail	(2,099,733)	(2.2)
Savings & Loans	(251,781)	(0.3)
Semiconductors	(296,568)	(0.3)
Software	(2,172,630)	(2.2)
Telecommunications	(57,484)	(0.1)
Transportation	(790,626)	(0.8)

Total Common Stocks Sold Short	(23,489,261)	(24.3)
Corporate Bonds & Notes Sold Short
Chemicals	(90,791)	(0.1)
Commercial Services	(201,120)	(0.2)
Computers	(30,915)	(0.0)
Lodging	(34,875)	(0.1)
Pharmaceuticals	(610,843)	(0.6)
Retail	(534,033)	(0.6)

Total Corporate Bonds & Notes Sold Short	(1,502,577)	(1.6)
Exchange Traded Funds Sold Short	(6,702,300)	(6.9)
Written Call Options	(356,444)	(0.4)
Written Put Options	(18,393)	(0.0)

Total Securities Sold Short & Written Options	$(32,068,975)	(33.2)%

Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Common Stocks Purchased Long - 97.2%

Australia - 1.1%
Regis Resources, Ltd.	21,193	$44,726
Austria - 0.1%
Austria Technologie & Systemtechnik AG	500	6,281
Bermuda - 4.6%
Argo Group International Holdings, Ltd. (11)	1,217	64,054
Aspen Insurance Holdings, Ltd.	1,712	81,919
BW LPG, Ltd. (6)	3,553	17,834
Everest Re Group, Ltd. (11)	101	18,090
Skyworth Digital Holdings, Ltd.	10,000	6,036

		187,933
Brazil - 0.2%
QGEP Participacoes SA	9,400	9,859
Canada - 8.1%
Celestica, Inc. (2)	1,620	17,221
Dominion Diamond Corp.	1,033	10,839
Dream Global REIT (11)	2,974	20,547
Genworth MI Canada, Inc. (11)	3,148	80,852
George Weston, Ltd. (11)	972	84,032
Just Energy Group, Inc. (1)	1,780	11,076
Medical Facilities Corp. (1)	851	11,772
Parex Resources, Inc. (2)	2,269	23,341
Pure Industrial REIT	4,823	18,794
SEMAFO, Inc. (2)	5,922	22,670
Seven Generations Energy, Ltd.., Class A (2)	651	13,106
Transcontinental, Inc.	921	13,717

		327,967
Cayman Islands - 0.6%
China Dongxiang Group Co., Ltd.	86,000	14,609
China High Speed Transmission Equipment Group Co., Ltd. (2)	11,000	8,465

		23,074
China - 0.5%
China Machinery Engineering Corp., Class H	30,000	19,303
France - 0.9%
IPSOS	530	16,659
Peugeot SA (2)	1,173	18,461

		35,120
Germany - 3.0%
Software AG	1,348	52,345
STADA Arzneimittel AG	1,336	71,144

		123,489
Greece - 0.5%
JUMBO SA (2)	1,356	18,558
Hungary - 0.9%
Richter Gedeon Nyrt	1,762	35,324
Indonesia - 0.3%
Tambang Batubara Bukit Asam Persero Tbk PT	24,400	11,387

Israel - 1.9%
Bezeq - The Israeli Telecommunication Corp., Ltd.	40,722	78,745
Italy - 0.6%
Amplifon SpA (1)	2,653	25,976
Japan - 9.8%
Heiwado Co., Ltd.	700	14,906
IwaiCosmo Holdings, Inc. (1)	900	8,493
Kawasaki Kisen Kaisha, Ltd. (1)	25,000	54,409
Monex Group, Inc. (1)	9,600	25,228
Nippon Road Co., Ltd. (11)	1,000	4,199
Nippon Telegraph & Telephone Corp.	1,600	70,149
Okinawa Electric Power Co., Inc.	450	8,774
Paramount Bed Holdings Co., Ltd.	1,300	52,242
Press Kogyo Co., Ltd.	3,200	12,137
Sapporo Holdings, Ltd.	18,000	97,530
Shimachu Co., Ltd.	1,200	26,691
Wakita & Co., Ltd.	1,600	10,562
Warabeya Nichiyo Co., Ltd.	500	9,604

		394,924
Jersey - 1.0%
WNS Holdings, Ltd. (2)	1,322	40,321
Luxembourg - 0.3%
Orion Engineered Carbons SA	824	13,077
Mexico - 0.2%
Industrias Bachoco SAB de CV	1,870	7,685
Netherlands - 3.4%
Boskalis Westminster (11)	1,647	59,649
LyondellBasell Industries NV, Class A (1) (11)	945	76,885

		136,534
New Zealand - 0.9%
Air New Zealand, Ltd.	23,296	35,465
Poland - 0.7%
Asseco Poland SA	2,059	28,815
Singapore - 1.0%
SATS, Ltd.	13,800	41,688
South Korea - 0.9%
Samsung Electronics Co., Ltd.	34	36,859
United Kingdom - 8.9%
Berkeley Group Holdings PLC (11)	1,483	70,344
Carillion PLC	8,997	36,134
Debenhams PLC	16,086	17,229
Greggs PLC	1,532	25,007
Imperial Brands PLC (11)	1,073	58,449
QinetiQ Group PLC	2,647	9,427
Royal Mail PLC (11)	10,984	86,066
WH Smith PLC (11)	2,207	55,971

		358,627
United States - 46.8%
Alaska Air Group, Inc. (1)	426	28,286
American Axle & Manufacturing Holdings, Inc. (2)	658	10,969
Amkor Technology, Inc. (1) (2)	13,383	84,447
Amsurg Corp. (1) (2)	515	38,517
ArcBest Corp. (1)	2,858	49,243
Avis Budget Group, Inc. (1) (2)	502	15,060
BBCN Bancorp, Inc. (1)	794	12,910
Benchmark Electronics, Inc. (1) (2)	1,615	33,479
Best Buy Co., Inc. (1) (11)	1,500	48,255
Cabot Corp.	442	20,204

Chemed Corp. (1) (11)	500	65,205
Cooper Tire & Rubber Co. (11)	1,951	62,686
DuPont Fabros Technology, Inc. (11)	1,906	80,643
Employers Holdings, Inc. (1)	696	20,776
Ennis, Inc. (11)	1,264	23,081
GameStop Corp., Class A (11)	864	25,142
Gilead Sciences, Inc. (11)	564	49,102
ICU Medical, Inc. (1) (2)	165	17,158
INC Research Holdings, Inc. (1) (2) (11)	592	25,758
Ingredion, Inc. (11)	572	67,158
Lear Corp. (11)	734	87,170
Magellan Health, Inc. (2)	300	19,875
Masimo Corp. (2) (11)	1,896	94,307
Merit Medical Systems, Inc. (2) (11)	2,217	41,613
Milestone Apartments REIT	2,387	33,602
Navigators Group, Inc. (1) (2) (11)	568	51,733
NetApp, Inc. (1)	504	12,867
NETGEAR, Inc. (2) (11)	1,192	53,640
Nordstrom, Inc. (1)	603	22,902
PharMerica Corp. (1) (2) (11)	1,493	39,669
Photronics, Inc. (1) (2)	1,761	16,906
PNM Resources, Inc. (11)	3,098	101,738
Polycom, Inc. (2) (11)	7,606	91,272
Selective Insurance Group, Inc. (1) (11)	1,311	48,704
Sykes Enterprises, Inc. (1) (2)	1,150	34,293
Tanger Factory Outlet Centers (11)	1,470	51,773
Tech Data Corp. (2) (11)	969	73,227
Tesoro Corp. (1)	253	19,754
Travelers Cos., Inc. (11)	786	89,714
United Fire Group, Inc. (1)	405	16,674
United Rentals, Inc. (2)	668	46,540
Unum Group	371	13,697
Wabash National Corp. (2)	1,027	14,563
WellCare Health Plans, Inc. (2) (11)	380	38,540

		1,892,852

Total Common Stocks Purchased Long (identified cost $3,753,538)		3,934,589

Short-Term Investments - 49.1%

Collateral Investment for Securities on Loan - 14.7%
State Street Navigator Securities Lending Prime Portfolio Fund, 0.506% (3)		594,653

Mutual Funds - 34.4%
State Street Institutional Liquid Reserves Fund - Premier Class, 0.450%	1,392,586	1,392,586

Total Short-Term Investments (identified cost $1,987,239)		1,987,239

Total Investments - 146.3% (identified cost $5,740,777)		5,921,828
Other Assets and Liabilities - (13.4)%		(542,808)
Securities Sold Short (see summary below) - (32.9)%		(1,332,160)

Total Net Assets - 100.0%		$4,046,860

Securities Sold Short - (32.9)%

Common Stocks Sold Short - (32.9)%

Australia - (0.2)%
Australian Agricultural Co., Ltd. (2)	(4,710)	$(5,957)
Bermuda - (0.3)%
Esprit Holdings Ltd. (2)	(15,300)	(12,444)

Canada - (1.7)%
Crew Energy, Inc. (2)	(5,343)	(22,450)
First Quantum Minerals, Ltd.	(3,192)	(20,934)
MEG Energy Corp. (2)	(1,955)	(9,034)
Paramount Resources, Ltd. (2)	(2,437)	(16,558)

		(68,976)

Cayman Islands - (0.5)%
JD.com, Inc. (2)	(862)	(21,214)

China - (0.3)%
China Shipping Container Lines Co., Ltd., Class H (2)	(61,000)	(13,266)

France - (1.2)%
Iliad SA	(140)	(30,679)
Zodiac Aerospace	(697)	(16,278)

		(46,957)

Germany - (0.6)%
Bertrandt AG	(142)	(15,537)
zooplus AG (2)	(68)	(9,912)

		(25,449)

Japan - (7.2)%
Don Quijote Holdings Co., Ltd.	(900)	(28,934)
Fuji Seal International, Inc.	(500)	(19,484)
GMO Payment Gateway, Inc.	(100)	(6,294)
Hoshizaki Electric Co., Ltd.	(100)	(9,581)
Kose Corp.	(200)	(17,989)
MISUMI Group, Inc.	(2,900)	(44,547)
MonotaRO Co., Ltd.	(1,200)	(41,559)
Nisshin Seifun Group, Inc.	(1,700)	(28,969)
Rakuten, Inc.	(3,600)	(38,833)
SMC Corp.	(100)	(25,511)
Suntory Beverage & Food, Ltd.	(600)	(28,338)

		(290,039)

Netherlands - (0.8)%
TomTom NV (2)	(3,808)	(33,803)
Norway - (0.9)%
Schibsted ASA	(1,177)	(36,581)
Spain - (0.6)%
NH Hotel Group SA (2)	(5,078)	(25,821)
Sweden - (0.8)%
AAK AB	(204)	(15,298)
Wallenstam AB	(1,986)	(16,904)

		(32,202)

United Kingdom - (4.4)%
Associated British Foods PLC	(601)	(25,626)
Balfour Beatty PLC (2)	(4,972)	(17,845)
Just Eat PLC (2)	(4,760)	(31,341)
Liberty Global PLC (2)	(969)	(36,192)
Royal Bank of Scotland Group PLC (2)	(12,324)	(43,999)
Serco Group PLC (2)	(15,228)	(23,555)

		(178,558)

United States - (13.4)%
Acadia Realty Trust	(437)	(14,814)
Aerojet Rocketdyne Holdings, Inc. (2)	(352)	(6,068)
Aerovironment, Inc. (2)	(820)	(23,624)
Applied Micro Circuits Corp. (2)	(3,070)	(20,201)
Brown-Forman Corp., Class B	(288)	(28,244)
Coeur Mining, Inc. (2)	(2,468)	(18,584)
Deltic Timber Corp.	(146)	(9,399)
Education Realty Trust, Inc.	(810)	(34,660)
Financial Engines, Inc.	(342)	(9,453)

Five9, Inc. (2)	(625)	(6,369)
FMC Corp.	(1,043)	(49,532)
Hortonworks, Inc. (2)	(1,814)	(21,188)
Interactive Brokers Group, Inc.	(1,179)	(47,372)
JM Smucker Co.	(218)	(28,155)
Kansas City Southern	(199)	(18,527)
Macquarie Infrastructure Corp.	(562)	(40,245)
Netflix, Inc. (2)	(320)	(32,822)
NetSuite, Inc. (2)	(376)	(29,821)
PHH Corp. (2)	(3,048)	(43,525)
Rayonier, Inc.	(1,349)	(34,980)
Reynolds American, Inc.	(291)	(14,463)
Splunk, Inc. (2)	(154)	(8,847)

		(540,893)

Total Securities Sold Short (proceeds $(1,280,996))		$(1,332,160)

Global Long/Short Equity Fund

Industry Allocation

As of May 31, 2016

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Advertising	$16,659	0.4%
Agriculture	58,449	1.4
Airlines	63,751	1.6
Auto Manufacturers	33,024	0.8
Auto Parts & Equipment	172,961	4.3
Banks	12,911	0.3
Beverages	97,530	2.4
Biotechnology	49,102	1.2
Chemicals	110,166	2.7
Coal	11,387	0.3
Commercial Services	133,582	3.3
Computers	116,297	2.9
Distribution/Wholesale	10,562	0.3
Diversified Financial Services	8,493	0.2
Electric	110,512	2.7
Electrical Components & Equipment	8,465	0.2
Electronics	130,208	3.2
Engineering & Construction	160,973	4.0
Food	193,486	4.8
Gas	11,076	0.3
Healthcare-Products	205,320	5.1
Healthcare-Services	173,908	4.3
Home Builders	70,344	1.7
Home Furnishings	6,036	0.2
Insurance	486,213	12.0
Internet	25,228	0.6
Mining	78,236	1.9
Oil & Gas	66,061	1.6
Pharmaceuticals	172,114	4.3
Real Estate Investment Trusts	205,359	5.1
Retail	244,262	6.0
Semiconductors	138,211	3.4
Software	52,345	1.3

Telecommunications	293,806	7.3
Transportation	207,552	5.1

Total Common Stocks Purchased Long	3,934,589	97.2
Collateral Investment for Securities on Loan	594,653	14.7
Mutual Funds	1,392,586	34.4

Total Investments	5,921,828	146.3
Other Assets and Liabilities	(542,808)	(13.4)
Securities Sold Short	(1,332,160)	(32.9)

Total Net Assets	$4,046,860	100.0%

Securities Sold Short
Aerospace/Defense	$(45,971)	(1.1)%
Agriculture	(20,420)	(0.5)
Auto Parts & Equipment	(15,537)	(0.4)
Banks	(43,999)	(1.1)
Beverages	(56,582)	(1.4)
Chemicals	(49,532)	(1.2)
Commercial Services	(46,539)	(1.2)
Computers	(23,555)	(0.6)
Cosmetics/Personal Care	(17,989)	(0.5)
Diversified Financial Services	(100,351)	(2.5)
Engineering & Construction	(17,845)	(0.4)
Food	(98,048)	(2.4)
Forest Products & Paper	(9,399)	(0.2)
Hand/Maching Tools	(25,511)	(0.6)
Home Furnishings	(9,581)	(0.2)
Internet	(215,207)	(5.3)
Lodging	(25,821)	(0.6)
Media	(72,773)	(1.8)
Metal Fabricate/Hardware	(44,547)	(1.1)
Mining	(39,518)	(1.0)
Oil & Gas	(48,043)	(1.2)
Packaging & Containgers	(19,483)	(0.5)
Real Estate	(16,904)	(0.4)
Real Estate Investment Trusts	(84,454)	(2.1)
Retail	(41,378)	(1.0)
Semiconductiors	(20,201)	(0.5)
Software	(91,179)	(2.3)
Transportation	(31,793)	(0.8)

Total Securities Sold Short	$(1,332,160)	(32.9)%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 101.8%

Alabama - 3.6%
Bessemer Governmental Utility Services Corp., 0.680%, 12/1/2030 (6) (9)	$5,085,000	$5,085,000
Chatom Industrial Development Board, 1.000%, 8/1/2037, Call 8/1/2016 (9)	200,000	199,944
City of Brundidge, AGM:
2.000%, 12/1/2017	380,000	387,159
2.000%, 12/1/2018	385,000	391,688
Health Care Authority for Baptist Health, 0.800%, 11/1/2042 (9)	14,125,000	14,125,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	163,208

		20,351,999

Arizona - 1.8%
Arizona Health Facilities Authority:
2.250%, 2/5/2020, Call 8/9/2019 (9)	3,250,000	3,327,122
2.250%, 2/5/2020, Call 8/9/2019 (9)	750,000	767,798
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2018	300,000	324,936
County of Mohave, AGC, 4.125%, 4/1/2017	100,000	102,897
Industrial Development Authority of the County of Pima:
4.000%, 7/1/2016	305,000	305,567
5.000%, 9/1/2017	250,000	263,295
Maricopa County Pollution Control Corp., 1.750%, 5/30/2018 (9)	500,000	506,585
Scottsdale Industrial Development Authority, 5.000%, 9/1/2016	140,000	141,470
Scottsdale Industrial Development Authority, FSA, 0.650%, 9/1/2045, Call 6/7/2016 (9) (13)	4,275,000	4,275,000
Yuma County Elementary School District No. 1 Yuma, BAM, 3.000%, 7/1/2017	175,000	179,027

		10,193,697

Arkansas - 1.8%
Arkansas Development Finance Authority:
0.750%, 9/1/2044, Call 6/1/2016 (9)	6,000,000	6,000,000
1.500%, 9/1/2019, Call 3/1/2019 (9)	3,000,000	3,006,060
3.000%, 2/1/2017	345,000	349,554
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	700,000	698,978
City of Fort Smith, 2.375%, 5/1/2027, Call 5/1/2022	25,000	25,061
County of Crawford, AGM:
1.850%, 9/1/2024, Call 9/1/2021	45,000	45,143
3.000%, 9/1/2017	175,000	179,867

		10,304,663

California - 9.1%
Anaheim Public Financing Authority, 5.000%, 5/1/2017	500,000	519,815
Bay Area Toll Authority:
1.000%, 4/3/2017, Call 10/1/2016 (9)	8,000,000	8,007,280
1.500%, 4/1/2024, Call 10/1/2023 (9)	1,750,000	1,739,885
BB&T Municipal Trust, 1.100%, 11/15/2017 (6) (9)	1,504,097	1,505,255
California County Tobacco Securitization Agency:
4.000%, 6/1/2016	500,000	500,000
4.000%, 6/1/2017	615,000	632,404
California Health Facilities Financing Authority, NATL-RE, 0.502%, 7/1/2022, Call 6/1/2016 (9) (13)	1,100,000	1,059,413
California Housing Finance Agency, 0.850%, 8/1/2016	50,000	49,987
California Infrastructure & Economic Development Bank, 0.680%, 4/2/2018, Call 1/2/2018 (9)	550,000	546,634
California Municipal Finance Authority, 5.000%, 7/1/2016	100,000	100,330
California Statewide Communities Development Authority:
3.500%, 11/1/2018	700,000	716,660
5.250%, 12/1/2027, Call 12/1/2017	1,250,000	1,335,375
California Statewide Communities Development Authority, AGM, 2.000%, 10/1/2016	120,000	120,312
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	1,000,000	1,006,170

Carson Redevelopment Agency Successor Agency, 4.000%, 10/1/2017	1,265,000	1,316,979
Chabot-Las Positas Community College District, AMBAC:
0.000%, 8/1/2020, Call 8/1/2016	265,000	219,232
0.000%, 8/1/2026, Call 8/1/2016	175,000	107,125
City of Sacramento:
2.000%, 9/1/2016	150,000	150,368
2.000%, 9/1/2017	200,000	202,024
Compton Unified School District, AMBAC, 0.000%, 6/1/2016	385,000	385,000
County of San Joaquin, 3.000%, 4/1/2017	150,000	152,641
Deutsche Bank Spears/Lifers Trust, 0.750%, 8/1/2047 (6) (9)	8,159,000	8,159,000
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2016	200,000	201,444
Hemet Unified School District, 1.050%, 10/3/2016 (9)	2,400,000	2,400,144
Imperial Community College District, AGM, 0.000%, 8/1/2016	180,000	179,696
Inglewood Unified School District School Facilities Financing Authority, AGM, 5.000%, 10/15/2016	100,000	101,362
Kaweah Delta Health Care District, 4.000%, 6/1/2016	490,000	490,000
Lynwood Unified School District, 5.000%, 8/1/2017	1,500,000	1,569,960
Marysville Joint Unified School District, NATL-RE FGIC, 3.875%, 8/1/2016, Call 7/1/2016	40,000	40,206
Mendota Unified School District, 0.000%, 8/1/2018, Call 7/1/2016	1,275,000	1,193,209
Montebello Unified School District, NATL-RE FGIC, 0.000%, 8/1/2016	300,000	299,478
Northern California Gas Authority No. 1:
1.019%, 7/1/2017 (9)	65,000	64,739
1.049%, 7/1/2019 (9)	7,500,000	7,361,775
Puttable Floating Option Tax-Exempt Receipts, 0.830%, 8/1/2030, Call 7/1/2016 (6) (9)	3,490,000	3,490,000
State of California, 1.135%, 12/3/2018, Call 6/1/2018 (9)	950,000	952,470
Successor Agency to the Richmond County Redevelopment Agency, BAM, 4.000%, 9/1/2017	400,000	416,580
Tender Option Bond Trust Receipts/Certificates, 0.680%, 8/1/2037, Call 8/1/2017 (6) (9)	2,500,000	2,500,000
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 7/1/2016 (9)	2,000,000	2,008,780

		51,801,732

Colorado - 1.8%
Auraria Higher Education Center, 6.000%, 5/1/2017	159,000	166,444
City & County of Denver, AGC, 0.550%, 11/15/2025, Call 6/1/2016 (9) (13)	525,000	525,000
City of Sheridan, 3.000%, 12/1/2017	200,000	206,040
Colorado Educational & Cultural Facilities Authority:
3.000%, 6/1/2016	255,000	255,000
3.000%, 8/15/2016	150,000	150,882
3.000%, 8/15/2017	175,000	180,742
3.000%, 11/15/2017	190,000	196,181
Colorado Health Facilities Authority:
4.000%, 2/1/2017	310,000	315,199
4.000%, 2/1/2018	175,000	181,620
County of Montrose, 4.000%, 12/1/2017	385,000	399,753
Denver Health & Hospital Authority:
5.000%, 12/1/2019, Call 12/1/2016	200,000	204,076
5.000%, 12/1/2020, Call 12/1/2016	1,730,000	1,764,998
E-470 Public Highway Authority, 1.580%, 8/31/2017, Call 3/1/2017 (9)	4,600,000	4,610,166
E-470 Public Highway Authority, NATL-RE, 5.250%, 9/1/2016	50,000	50,574
El Paso County School District No. 20 Academy, SAW, 5.000%, 12/15/2016	500,000	511,915
Rangely Hospital District, 5.000%, 11/1/2016	330,000	334,188

		10,052,778

Connecticut - 1.1%
City of New Britain, AGM, 4.000%, 3/1/2017	1,250,000	1,278,862
State of Connecticut, 0.640%, 1/1/2018, Call 6/1/2016 (9)	5,000,000	5,000,000

		6,278,862

Delaware - 1.1%
Delaware State Health Facilities Authority, 3.000%, 6/1/2016	200,000	200,000
University of Delaware, 0.370%, 11/1/2034, Call 6/1/2016 (9)	5,900,000	5,900,000

		6,100,000

District of Columbia - 0.1%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 7/1/2016	390,000	391,178

Florida - 2.8%
Citizens Property Insurance Corp., 6.000%, 6/1/2016	1,665,000	1,665,000
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2017	1,000,000	1,041,620
Citizens Property Insurance Corp., NATL-RE, 5.000%, 3/1/2017	1,720,000	1,775,986

City of Lakeland, 5.000%, 10/1/2017	1,500,000	1,585,500
City of Port Orange, 2.000%, 10/1/2016	265,000	266,283
City of Port St. Lucie, 4.000%, 9/1/2016	100,000	100,823
City of Tampa, 3.000%, 9/1/2016	800,000	804,640
Columbia County School Board, 5.000%, 7/1/2018	880,000	946,150
County of Bay, 3.500%, 9/1/2016	95,000	94,955
County of Volusia, 5.250%, 10/1/2017	1,000,000	1,060,290
Florida Governmental Utility Authority, 2.000%, 10/1/2016	245,000	246,024
Florida Municipal Power Agency, AMBAC:
0.700%, 10/1/2021, Call 6/2/2016 (9) (13)	250,000	227,467
0.700%, 10/1/2021 (9) (13)	325,000	295,707
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (9)	750,000	765,360
Miami-Dade County School Board Foundation, Inc., NATL-RE, 5.000%, 5/1/2018, Call 5/1/2017	300,000	311,889
North Sumter County Utility Dependent District, 5.000%, 10/1/2017	225,000	236,808
Orange County Health Facilities Authority, 3.000%, 8/1/2017	625,000	638,950
Palm Beach County Health Facilities Authority, 3.000%, 12/1/2016	465,000	470,176
Sumter County Industrial Development Authority:
3.000%, 7/1/2016	1,620,000	1,623,110
4.000%, 7/1/2017	1,180,000	1,219,790
4.000%, 7/1/2019	620,000	664,702

		16,041,230

Georgia - 8.0%
Appling County Development Authority:
0.400%, 9/1/2029, Call 6/1/2016 (9)	6,800,000	6,800,000
0.400%, 9/1/2041, Call 6/1/2016 (9)	10,500,000	10,500,000
Bartow County Development Authority, 2.375%, 8/10/2017 (9)	1,000,000	1,014,860
Burke County Development Authority:
1.550%, 6/21/2016 (9)	265,000	265,085
1.750%, 6/1/2017 (9)	500,000	503,700
City of Atlanta:
1.801%, 11/1/2018, Call 5/1/2018 (9)	2,750,000	2,794,577
5.000%, 1/1/2017	4,160,000	4,265,872
Downtown Dalton Development Authority, NATL-RE, 5.500%, 8/15/2017	130,000	133,229
Effingham County Industrial Development Authority, 0.400%, 2/1/2038, Call 6/1/2016 (9)	7,000,000	7,000,000
Georgia Housing & Finance Authority, FHA, 0.000%, 12/1/2016	325,000	307,655
Milledgeville & Baldwin County Development Authority, AMBAC, 0.919%, 10/1/2016 (9)	215,000	214,811
Monroe County Development Authority, 0.400%, 11/1/2048, Call 6/1/2016 (9)	11,300,000	11,300,000
Private Colleges & Universities Authority, 4.000%, 10/1/2017	110,000	114,146

		45,213,935

Guam - 0.1%
Territory of Guam, 3.000%, 11/15/2017	300,000	308,046

Idaho - 1.6%
Idaho Housing & Finance Association, 0.630%, 1/1/2038, Call 6/1/2016 (9)	8,800,000	8,800,000

Illinois - 8.1%
Arlington Heights Park District, 5.000%, 12/1/2017	170,000	180,586
Chicago Board of Education, 4.400%, 3/1/2017, Call 9/1/2016 (9)	4,250,000	4,165,892
Chicago Board of Education, AGM, 5.000%, 12/1/2018, Call 12/1/2016	250,000	254,170
Chicago Housing Authority, FSA, 5.000%, 7/1/2026, Call 7/1/2016	430,000	431,445
City of Burbank, 3.450%, 12/1/2016	500,000	506,400
City of Burbank, BAM:
3.000%, 12/1/2016	500,000	505,295
3.000%, 12/1/2017	1,040,000	1,070,774
City of Chicago:
2.000%, 11/1/2017	2,000,000	2,019,500
4.000%, 1/1/2017	1,250,000	1,270,300
5.000%, 11/1/2018	1,000,000	1,082,560
City of Chicago, AGM:
4.250%, 11/1/2018	150,000	160,469
5.000%, 1/1/2019, Call 7/1/2016	250,000	250,893
City of Rockford, BAM, 5.000%, 12/15/2017	1,600,000	1,698,400
City of Springfield, 5.000%, 3/1/2017	350,000	360,486
City of Waukegan, 3.000%, 12/30/2016	425,000	429,564
City of Waukegan, AGM, 2.000%, 12/30/2016	515,000	517,590
Cook & Will Counties School District No. 194, 4.000%, 12/1/2026, Call 7/1/2016	1,065,000	1,066,736

Cook County Community Consolidated School District No. 15 Palatine, NATL-RE, 0.000%, 12/1/2017	250,000	243,648
Cook County School District No. 123 Oak Lawn, NATL-RE, 0.000%, 12/1/2016	210,000	208,433
Illinois Finance Authority:
1.300%, 5/8/2017 (9)	3,350,000	3,354,623
4.000%, 11/15/2017	200,000	208,644
4.700%, 2/1/2025, Call 2/1/2017	25,000	25,668
5.000%, 8/15/2016	280,000	282,223
5.000%, 7/1/2017	140,000	145,725
5.000%, 11/15/2018	350,000	380,506
5.000%, 11/15/2019	605,000	675,065
Illinois Housing Development Authority, 1.000%, 8/1/2017, Call 8/1/2016	2,350,000	2,349,177
Kane County School District No. 131 Aurora East Side, 1.250%, 6/1/2036, Call 8/2/2016 (9) (10)	8,000,000	8,000,560
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2017	1,865,000	1,911,159
Lake County Forest Preserve District, 0.905%, 12/15/2020 (9)	450,000	447,799
Lockport Township Park District, AMBAC, 0.000%, 11/1/2016	125,000	124,189
McHenry County Community Consolidated School District No. 47 Crystal Lake, AGM, 5.000%, 2/1/2018	210,000	224,305
McHenry County Community Unit School District No. 12 Johnsburg, AGM, 4.000%, 1/1/2018	125,000	131,118
Northeastern Illinois University, BAM:
3.000%, 7/1/2016	235,000	235,381
3.000%, 7/1/2017	120,000	122,501
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2018	1,150,000	1,221,070
Quad Cities Regional Economic Development Authority, 3.000%, 10/1/2016	200,000	201,264
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2017	20,000	20,869
Southwestern Illinois Development Authority, AGM:
5.250%, 12/1/2020, Call 12/1/2017	275,000	291,742
5.250%, 2/1/2023, Call 2/1/2017	1,165,000	1,197,131
St. Clair County Community Consolidated School District No. 90 O’Fallon, AGM, 2.800%, 12/1/2016	145,000	146,392
State of Illinois:
4.000%, 7/1/2016	100,000	100,297
5.000%, 5/1/2017	500,000	516,605
5.000%, 1/1/2018	2,000,000	2,107,440
Town of Cicero, AGM, 4.000%, 1/1/2017	1,900,000	1,934,086
Village of Franklin Park, BAM, 4.000%, 10/1/2017	95,000	99,006
Village of Gilberts, BAM, 1.500%, 3/1/2017	300,000	300,042
Village of Lansing, AGM, 3.000%, 3/1/2017	860,000	873,364
Village of Lyons, AGM, 5.000%, 12/1/2016	325,000	331,558
Village of Plainfield:
2.000%, 12/15/2016	125,000	125,890
2.000%, 12/15/2017	130,000	132,353
Village of Rantoul, AGM:
2.000%, 1/1/2018 (10)	100,000	101,300
2.000%, 1/1/2019 (10)	150,000	152,337
Will & Kankakee Counties School District No 255, 4.000%, 6/1/2017	1,030,000	1,061,642
Will County Elementary School District No. 122, AGM, 0.000%, 11/1/2016	130,000	129,341

		46,085,513

Indiana - 5.5%
Center Grove Community School Corp.:
2.000%, 7/1/2016	475,000	475,323
2.000%, 1/1/2017	495,000	497,386
2.000%, 7/1/2017	500,000	503,680
City of Goshen, NATL-RE, 3.800%, 1/1/2018, Call 7/1/2016	615,000	616,002
City of Indianapolis Department of Public Utilities, NATL-RE, 3.500%, 6/1/2017	200,000	205,258
Clark-Pleasant Community School Building Corp., SAW, 4.000%, 1/15/2018	910,000	954,563
County of Jasper, NATL-RE:
5.600%, 11/1/2016	200,000	203,812
5.600%, 11/1/2016	600,000	611,436
County of Lake:
2.000%, 7/15/2016	555,000	555,943
2.000%, 1/15/2017	285,000	286,625
Gary Community School Corp., SAW, 2.000%, 1/15/2017	520,000	524,342
Hamilton Southeastern Consolidated School Building Corp., 5.000%, 1/15/2018	900,000	959,985
Indiana Finance Authority:
0.500%, 9/1/2016 (9)	6,000,000	6,000,000
5.000%, 9/15/2016	500,000	505,795
5.000%, 3/1/2017	930,000	950,274

Indiana Health & Educational Facilities Financing Authority, 4.100%, 11/3/2016 (9)	100,000	101,475
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC COLL, 0.850%, 7/1/2039, Call 6/1/2016 (9) (10)	5,000,000	5,000,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2017	1,000,000	1,041,620
La Porte Community School Corp.:
2.000%, 6/30/2016	960,000	960,835
2.000%, 12/30/2016	865,000	869,896
Tender Option Bond Trust Receipts/Certificates, 0.740%, 4/15/2018 (6) (9)	8,500,000	8,500,000
Whitley County Multi School Building Corp.:
3.000%, 7/15/2017	410,000	420,467
3.000%, 1/15/2018	250,000	258,858

		31,003,575

Iowa - 0.6%
City of Randall, 1.250%, 8/1/2016, Call 7/1/2016	3,000,000	3,001,950
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	405,000	403,425

		3,405,375

Kansas - 0.5%
Bourbon County Unified School District No. 234-Fort Scott, 3.000%, 9/1/2017	745,000	764,124
Kansas Turnpike Authority, 5.000%, 9/1/2017	1,000,000	1,052,790
Wyandotte County-Kansas City Unified Government, 4.000%, 8/1/2017	900,000	933,102

		2,750,016

Kentucky - 0.8%
Commonwealth of Kentucky, 2.000%, 6/15/2017	275,000	278,418
County of Harrison, 1.500%, 5/1/2017, Call 11/1/2016	3,000,000	2,999,550
Kentucky State Property & Building Commission, 5.250%, 10/1/2017	425,000	449,225
Louisville/Jefferson County Metropolitan Government, 4.000%, 11/15/2017	1,000,000	1,046,780

		4,773,973

Louisiana - 2.8%
City of Bossier City, 2.000%, 10/1/2016	135,000	135,599
City of New Orleans, 4.000%, 6/1/2016	300,000	300,000
East Baton Rouge Sewerage Commission, 0.807%, 8/1/2018, Call 2/1/2018 (9)	6,230,000	6,242,709
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	990,000	1,013,968
Louisiana Public Facilities Authority, 0.650%, 7/1/2021, Call 6/2/2016 (9)	1,665,000	1,665,000
Louisiana State Citizens Property Insurance Corp., AMBAC, 5.000%, 6/1/2017, Call 6/1/2016	200,000	200,000
Parish of St. James, 0.700%, 11/1/2040, Call 6/1/2016 (9)	4,000,000	4,000,000
State of Louisiana, 0.777%, 5/1/2018, Call 11/1/2017 (9)	2,500,000	2,493,375

		16,050,651

Maryland - 0.0%
Maryland Community Development Administration:
4.100%, 9/1/2016	25,000	25,212
4.300%, 9/1/2017, Call 3/1/2017	75,000	76,932

		102,144

Massachusetts - 0.3%
Commonwealth of Massachusetts, 0.887%, 11/1/2018, Call 11/1/2017 (9)	750,000	752,542
Massachusetts Development Finance Agency, 0.880%, 1/29/2020, Call 8/1/2019 (9)	500,000	494,120
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.562%, 7/1/2018, Call 6/7/2016 (9) (13)	300,000	290,504

		1,537,166

Michigan - 2.6%
Brownfield Redevelopment Authorities, NATL-RE, 4.000%, 11/1/2017, Call 11/1/2016	100,000	101,452
Chippewa Hills School District, Q-SBLF, 4.000%, 5/1/2017	735,000	756,102
City of Detroit Sewage Disposal System Revenue, NATL-RE FGIC, 5.250%, 7/1/2016	265,000	265,851
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	100,000	108,661
City of Wayne, AMBAC, 4.000%, 10/1/2017, Call 7/1/2016	300,000	300,741
City of Wyandotte, AGC, 4.000%, 10/1/2016	215,000	217,490
Fitzgerald Public School District, BAM, 4.000%, 5/1/2017	985,000	1,011,004
Grand Traverse County Hospital Finance Authority:
3.000%, 7/1/2016	310,000	310,589
3.000%, 7/1/2017	320,000	327,677
4.000%, 7/1/2016	180,000	180,488
4.000%, 7/1/2017	255,000	263,851

Harbor Beach Community School District, Q-SBLF, 2.000%, 5/1/2017	75,000	75,829
Healthsource Saginaw, Inc., 4.000%, 5/1/2017	200,000	206,150
Michigan Finance Authority:
5.000%, 7/1/2016	1,000,000	1,002,980
5.000%, 7/1/2016	2,000,000	2,006,780
Michigan State Building Authority, 5.000%, 10/15/2017	30,000	31,768
Michigan State Building Authority, AGC FGIC:
0.000%, 10/15/2018, Call 10/15/2016	30,000	27,378
0.000%, 10/15/2018, Call 10/15/2016	135,000	123,212
Mount Clemens Community School District, Q-SBLF, 4.000%, 5/1/2017	1,655,000	1,698,841
Roseville Community Schools, Q-SBLF, 5.000%, 5/1/2017	250,000	259,325
Star International Academy, 3.400%, 3/1/2017	375,000	377,824
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 7/1/2016	785,000	787,033
4.000%, 5/1/2021, Call 7/1/2016	600,000	601,050
Waterford School District, AGM, 5.000%, 8/1/2017	870,000	911,516
Wayne County Airport Authority, 5.000%, 12/1/2017	250,000	264,680
Wayne-Westland Community Schools, Q-SBLF, 5.000%, 5/1/2017	1,060,000	1,096,973
White Cloud Public Schools, Q-SBLF:
4.000%, 5/1/2017	245,000	252,487
4.000%, 5/1/2018	215,000	228,147
4.000%, 5/1/2019	175,000	188,870
Zeeland Public Schools, 4.000%, 5/1/2017	500,000	514,585

		14,499,334

Minnesota - 1.1%
City of Crosslake, 2.000%, 12/1/2016	335,000	336,002
City of Hayward, 2.750%, 11/1/2017, Call 5/1/2017	2,000,000	2,001,400
City of Winona, 2.300%, 7/1/2016	500,000	500,310
St. Cloud Independent School District No. 742, 1.250%, 2/1/2017	170,000	170,569
St. Paul Housing & Redevelopment Authority, 0.850%, 6/1/2017, Call 7/1/2016	3,000,000	2,995,920

		6,004,201

Mississippi - 2.7%
Mississippi Business Finance Corp.:
0.750%, 5/1/2037, Call 11/1/2016 (9)	6,775,000	6,775,000
1.340%, 12/1/2036, Call 6/2/2016 (9)	8,000,000	8,000,000
Mississippi Development Bank, 5.000%, 4/1/2018	300,000	321,450

		15,096,450

Missouri - 0.7%
City of St. Louis, NATL-RE, 5.500%, 7/1/2016	360,000	361,386
Health & Educational Facilities Authority of the State of Missouri, 3.000%, 2/1/2017	185,000	187,381
Joplin Industrial Development Authority, 4.000%, 2/15/2017	400,000	408,940
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	260,000	275,582
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.718%, 12/1/2022, Call 6/1/2016 (9) (13)	1,750,000	1,641,652
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 9/1/2016	1,000,000	1,001,290

		3,876,231

Nebraska - 0.6%
Central Plains Energy Project, 5.000%, 6/1/2017	3,000,000	3,129,450
Nevada - 0.4%
State of Nevada:
5.000%, 6/1/2017	475,000	495,496
5.000%, 12/1/2017	550,000	584,930
County of Clark, 5.000%, 7/1/2017	1,260,000	1,317,784

		2,398,210

New Hampshire - 0.1%
New Hampshire Health & Education Facilities Authority, 3.000%, 7/1/2016	755,000	756,404
New Jersey - 9.3%
Casino Reinvestment Development Authority, 4.000%, 11/1/2016	1,500,000	1,510,515
City of Margate City, 5.000%, 2/1/2018	200,000	213,316
County of Middlesex, 3.000%, 6/15/2017	1,625,000	1,664,439
New Jersey Economic Development Authority:
0.690%, 11/1/2031, Call 6/1/2016 (9)	6,365,000	6,365,000
0.690%, 11/1/2040, Call 6/1/2016 (9)	5,875,000	5,875,000

0.690%, 11/1/2040, Call 6/1/2016 (9)	4,800,000	4,800,000
1.130%, 2/1/2017, Call 8/1/2016 (9)	3,225,000	3,200,264
2.200%, 2/1/2018, Call 8/1/2017 (9)	500,000	497,835
2.207%, 2/1/2018, Call 8/1/2017 (9)	1,750,000	1,749,300
5.000%, 6/15/2017	250,000	258,075
New Jersey Educational Facilities Authority, 3.000%, 7/1/2017	125,000	127,809
New Jersey Health Care Facilities Financing Authority:
0.690%, 7/1/2038, Call 6/1/2016 (9)	3,900,000	3,900,000
0.800%, 7/1/2028, Call 6/1/2016 (9)	400,000	400,000
0.970%, 7/1/2018, Call 6/1/2016 (9)	100,000	100,000
3.250%, 7/1/2016	515,000	516,061
New Jersey Health Care Facilities Financing Authority, AGC, 0.790%, 7/1/2038, Call 7/1/2019 (6) (9)	7,002,902	7,002,902
New Jersey Higher Education Student Assistance Authority, 5.000%, 6/1/2016	180,000	180,000
New Jersey State Turnpike Authority, 0.725%, 1/1/2017, Call 7/1/2016 (9)	5,000,000	4,989,550
New Jersey Transportation Trust Fund Authority:
1.400%, 12/15/2019, Call 6/15/2019 (9)	5,000,000	4,812,100
5.000%, 12/15/2017	1,200,000	1,262,484
New Jersey Transportation Trust Fund Authority, AGM, 5.500%, 12/15/2018	250,000	275,095
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	135,000	143,473
New Jersey Transportation Trust Fund Authority, NATL-RE, 5.500%, 12/15/2016	2,405,000	2,465,413
New Jersey Turnpike Authority, 1.080%, 1/1/2018, Call 7/1/2017 (9)	200,000	199,382
Newark Housing Authority, 4.000%, 12/1/2017	100,000	104,821

		52,612,834

New Mexico - 1.0%
New Mexico Municipal Energy Acquisition Authority, 1.044%, 8/1/2019, Call 2/1/2019 (9)	5,500,000	5,457,045
New York - 7.6%
Albany Capital Resource Corp.:
3.000%, 12/1/2016	175,000	176,731
3.000%, 12/1/2017	115,000	118,057
Albany Industrial Development Agency, 0.750%, 7/1/2032, Call 6/2/2016 (9)	1,340,000	1,340,000
Chautauqua County Capital Resource Corp., 1.300%, 11/1/2018 (9)	775,000	770,792
City of New York:
0.550%, 8/1/2026, Call 6/7/2016 (9) (13)	50,000	50,000
0.800%, 8/1/2027, Call 10/3/2016 (9)	1,070,000	1,068,716
5.000%, 8/1/2017	250,000	262,558
City of New York, AGC, 0.390%, 10/1/2021, Call 6/6/2016 (9) (13)	100,000	100,000
City of New York, AGM:
0.360%, 8/1/2021, Call 6/1/2016 (9)	3,000,000	3,000,000
0.570%, 11/1/2026 (9)	5,000,000	5,000,000
City of Schenectady, BAM, 3.125%, 5/15/2017	300,000	307,164
City of Yonkers, AGM:
2.000%, 10/15/2016	1,600,000	1,605,536
4.000%, 9/1/2016	95,000	95,681
County of Monroe, AGM NATL-RE, 6.000%, 3/1/2017	100,000	103,843
County of Suffolk, AGM, 5.000%, 2/1/2017	1,000,000	1,028,100
Long Island Power Authority, 0.957%, 11/1/2018, Call 5/1/2018 (9)	1,600,000	1,592,736
Metropolitan Transportation Authority, AGM:
0.869%, 11/1/2022, Call 6/9/2016 (9) (13)	3,050,000	2,958,921
0.888%, 11/1/2022, Call 6/1/2016 (9) (13)	3,600,000	3,492,295
0.903%, 5/15/2018, Call 11/15/2017 (9)	4,650,000	4,625,587
New York City Transit Auth/Metropolitan Transportation Auth/Triborough Bridge & Tunnel, AMBAC, 1.207%, 1/1/2030, Call 6/3/2016 (9) (13)	75,000	67,038
New York City Transit Authority/Metropolitan Transportation Authority/Triborough Bridge & Tunnel, AMBAC, 1.237%, 1/1/2030, Call 6/2/2016 (9) (13)	650,000	577,533
New York City Water & Sewer System, 0.390%, 6/15/2044, Call 6/1/2016 (9)	2,100,000	2,100,000
New York State Dormitory Authority:
5.000%, 3/15/2017	750,000	775,867
5.000%, 7/1/2017	960,000	1,002,643
New York State Energy Research & Development Authority, NATL-RE, 0.700%, 12/1/2020, Call 6/1/2016 (9) (13)	7,350,000	7,094,154
Rensselaer County Industrial Development Agency, 0.570%, 10/30/2035, Call 6/1/2016 (9)	480,000	480,000
State of New York, NATL-RE FGIC:
0.437%, 2/15/2022, Call 6/2/2016 (9) (13)	1,630,000	1,568,076
0.437%, 2/13/2032, Call 6/2/2016 (9) (13)	1,495,000	1,371,053
Upper Mohawk Valley Regional Water Finance Authority, 4.000%, 4/1/2018	65,000	68,693
Village of Freeport, AGM, 3.000%, 5/1/2017	100,000	102,057

		42,903,831

North Carolina - 0.3%
North Carolina Medical Care Commission, 0.720%, 6/1/2029, Call 6/1/2020 (6) (9)	1,000,000	1,000,000
University of North Carolina at Chapel Hill, 1.044%, 12/1/2017, Call 6/1/2017 (9)	925,000	929,486

		1,929,486

North Dakota - 1.4%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2017	545,000	557,481
4.000%, 5/1/2018	565,000	589,109
4.000%, 5/1/2019	590,000	623,890
City of Bowman, 2.500%, 2/15/2017, Call 8/15/2016	1,650,000	1,650,495
City of Grand Forks, 5.000%, 12/15/2017	850,000	902,946
City of Williston, AGM, 2.650%, 11/1/2020, Call 7/1/2016	1,100,000	1,100,605
North Dakota Housing Finance Agency, 3.600%, 7/1/2032, Call 7/1/2022	650,000	669,318
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 6/16/2016	2,025,000	2,055,334

		8,149,178

Ohio - 3.9%
County of Crawford, 1.430%, 11/1/2017, Call 5/1/2017	5,000,000	4,992,350
Lancaster Port Authority, 1.014%, 8/1/2019, Call 2/1/2019 (9)	5,000,000	4,977,100
Middletown City School District, 2.000%, 7/8/2016	1,090,000	1,090,381
Painesville City Local School District, 0.000%, 12/1/2016	840,000	835,212
State of Ohio:
0.710%, 1/15/2045, Call 6/1/2016 (9)	5,500,000	5,500,000
0.750%, 1/15/2045, Call 6/1/2016 (9)	5,000,000	5,000,000

		22,395,043

Oklahoma - 0.0%
Oklahoma Municipal Power Authority, 1.200%, 8/1/2018, Call 2/1/2018 (9)	145,000	145,315
Oregon - 0.5%
Oregon State Facilities Authority, 0.630%, 9/30/2016 (9)	2,150,000	2,150,559
Port of Morrow:
2.000%, 6/1/2016	200,000	200,000
2.000%, 6/1/2017	200,000	202,212
2.000%, 6/1/2017	75,000	75,829
2.000%, 6/1/2018	70,000	71,267

		2,699,867

Pennsylvania - 5.3%
Bethlehem Area School District, SAW, 0.737%, 1/1/2018, Call 7/1/2017 (9)	3,070,000	3,051,089
Bethlehem Area Vocational Technical School Authority, MAC SAW:
0.700%, 9/15/2016	180,000	179,984
1.500%, 9/15/2017	185,000	186,341
County of Cambria, BAM, 4.000%, 8/1/2016	1,035,000	1,040,040
Jim Thorpe Area School District, BAM SAW, 3.000%, 3/15/2017	180,000	183,013
Lehigh County General Purpose Authority, 3.000%, 11/1/2016	455,000	459,286
Montgomery County Industrial Development Authority, 5.000%, 11/15/2016	1,000,000	1,019,460
Mount Pleasant Area School District, 0.000%, 5/15/2017	965,000	955,717
North Penn Water Authority, 0.794%, 11/1/2019, Call 5/1/2019 (9)	2,000,000	1,969,740
Old Forge School District, BAM SAW:
1.000%, 5/1/2017 (10)	185,000	184,948
1.180%, 5/1/2018 (10)	200,000	199,776
2.000%, 5/1/2019 (10)	500,000	507,330
Pennsylvania Higher Educational Facilities Authority, 1.200%, 11/1/2017 (9)	2,300,000	2,294,871
Pennsylvania Higher Educational Facilities Authority, RADIAN, 5.000%, 12/15/2017, Call 6/15/2016	300,000	300,453
Pennsylvania Turnpike Commission:
0.850%, 12/1/2017, Call 6/1/2017 (9)	560,000	559,059
1.000%, 12/1/2017, Call 6/1/2017 (9)	100,000	100,034
1.080%, 12/1/2018, Call 6/1/2018 (9)	6,000,000	5,985,360
1.280%, 12/1/2020, Call 6/1/2020 (9)	1,800,000	1,788,822
1.550%, 12/1/2019, Call 6/1/2019 (9)	2,225,000	2,244,157
Pennsylvania Turnpike Commission, AGC, 5.000%, 6/1/2017	600,000	624,666
Philadelphia Authority for Industrial Development, 4.000%, 10/1/2017	1,250,000	1,298,312
Philadelphia Gas Works Co., AMBAC, 5.000%, 10/1/2016	345,000	349,927

Scranton School District, AGM SAW, 2.000%, 6/15/2017	250,000	252,693
Scranton School District, SAW, 1.298%, 4/2/2018, Call 10/2/2017 (9)	3,000,000	2,998,500
Tunkhannock Area School District, BAM SAW, 2.000%, 1/15/2018	125,000	126,716
University Area Joint Authority, 0.800%, 11/1/2017, Call 5/1/2017 (9)	1,070,000	1,070,439
Wayne Highlands School District, BAM, 3.000%, 4/1/2017	120,000	122,123

		30,052,856

Puerto Rico - 0.1%
Commonwealth of Puerto Rico, AGM, 5.250%, 7/1/2016	100,000	100,320
Commonwealth of Puerto Rico, NATL-RE, 0.000%, 7/1/2016	270,000	269,560
Puerto Rico Electric Power Authority, 0.000%, 7/1/2017	385,000	369,581
Puerto Rico Electric Power Authority, NATL-RE, 0.000%, 7/1/2017	40,000	38,398

		777,859

Rhode Island - 0.2%
Rhode Island Health & Educational Building Corp., NATL-RE, 5.500%, 4/1/2017	1,000,000	1,037,500
Tennessee - 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 3.000%, 11/1/2016	510,000	514,085
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	140,000	145,971

		660,056

Texas - 7.3%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (9)	2,000,000	1,996,580
City of Corpus Christi, AGM, 5.000%, 7/15/2021, Call 7/15/2016	270,000	271,426
City of Houston:
1.150%, 6/1/2017, Call 12/1/2016 (9)	300,000	299,985
4.000%, 9/1/2017	200,000	207,654
City of Irving, 2.000%, 8/15/2016	140,000	140,497
City of Lewisville, AGM:
2.000%, 9/1/2016	325,000	325,845
2.000%, 9/1/2017	335,000	338,548
4.000%, 9/1/2018	340,000	359,383
Clear Brook City Municipal Utility District, BAM, 2.000%, 2/1/2018	220,000	223,029
Clifton Higher Education Finance Corp., 3.750%, 8/15/2016	485,000	487,090
County of Bexar, AGM, 4.000%, 8/15/2017	370,000	383,971
County of Jones, 4.000%, 9/1/2016	165,000	166,330
Crane County Water District, 4.000%, 2/15/2019	1,000,000	1,066,440
Denton Independent School District, PSF, 2.000%, 8/1/2016 (9)	250,000	250,498
Fort Bend County Municipal Utility District No. 138, BAM:
2.000%, 9/1/2016	200,000	200,530
2.000%, 9/1/2017	200,000	202,366
Fort Bend County Municipal Utility District No. 151, MAC:
2.000%, 9/1/2016	165,000	165,498
2.000%, 9/1/2017	180,000	181,705
Fort Bend County Municipal Utility District No. 50, MAC:
2.000%, 9/1/2016	180,000	180,401
2.000%, 9/1/2017	340,000	343,601
Gainesville Hospital District, AMBAC, 4.000%, 8/15/2016	100,000	100,654
Goose Creek Consolidated Independent School District, PSF, 1.350%, 8/15/2018 (9)	700,000	701,967
Grand Mission Municipal Utility District No. 1, BAM, 2.000%, 9/1/2016	340,000	341,027
Gulf Coast Industrial Development Authority, 0.700%, 11/1/2019, Call 6/1/2016 (9)	2,350,000	2,350,000
Harris County Cultural Education Facilities Finance Corp., 0.800%, 6/1/2016 (9)	1,000,000	1,000,000
Harris County Municipal Utility District No. 468, AGM, 2.000%, 9/1/2017	100,000	101,420
Houston Independent School District, 5.000%, 9/15/2017	2,025,000	2,137,104
Mansfield Independent School District, PSF, 1.750%, 8/1/2017 (9)	415,000	419,158
Nolan County Hospital District, 3.000%, 8/15/2016	200,000	200,802
North Texas Tollway Authority:
6.000%, 1/1/2020, Call 1/1/2018	220,000	237,862
6.000%, 1/1/2020, Call 1/1/2018	30,000	32,426
Northpointe Water Control & Improvement District, AGM, 2.000%, 9/1/2016	300,000	300,795
Northside Independent School District, PSF:
1.200%, 8/1/2017 (9)	90,000	90,332
2.125%, 8/1/2020, Call 8/1/2016 (9)	1,980,000	1,984,811
Panhandle-Plains Higher Education Authority, Inc., 1.425%, 10/1/2020, Call 6/1/2016 (9)	10,000	10,001
Port of Port Arthur Navigation District, 0.530%, 11/1/2040, Call 6/1/2016 (9)	7,500,000	7,500,000
Spring Creek Utility District of Montgomery County, BAM, 2.000%, 10/1/2017	375,000	379,286
Tarrant County Cultural Education Facilities Finance Corp.:

2.500%, 12/1/2018, Call 5/1/2017	2,525,000	2,554,416
4.000%, 9/1/2017	550,000	569,652
5.000%, 10/1/2017	1,025,000	1,083,138
5.250%, 8/15/2028, Call 8/15/2018	230,000	251,636
Tender Option Bond Trust Receipts/Certificates, 0.680%, 7/1/2021 (6) (9)	8,500,000	8,500,000
Texas Municipal Gas Acquisition & Supply Corp. II:
0.870%, 9/15/2017 (9)	100,000	99,448
1.125%, 9/15/2017 (9)	1,650,000	1,644,341
Trail of the Lakes Municipal Utility District, BAM, 5.000%, 4/1/2019 (10)	120,000	131,513
Travis County Water Control & Improvement District No. 17, BAM:
0.000%, 11/1/2016	390,000	388,705
0.000%, 11/1/2017	250,000	246,125
Walnut Creek Special Utility District, MAC, 2.000%, 1/10/2017	255,000	257,221

		41,405,217

Utah - 0.3%
Utah Associated Municipal Power Systems, 5.000%, 6/1/2017	1,670,000	1,738,654
Vermont - 0.0%
City of Burlington, AGM, 5.000%, 7/1/2016	125,000	125,391
Virginia - 0.2%
Virginia Small Business Financing Authority, 5.000%, 11/1/2017	1,215,000	1,288,933
Washington - 0.9%
Grant County Public Hospital District No. 1, RADIAN, 5.000%, 12/1/2016	325,000	330,925
Pierce County School District No 10 Tacoma, 5.000%, 12/1/2017	2,280,000	2,423,389
Washington Biomed Research Properties 3.2, 5.000%, 1/1/2019	500,000	552,655
Washington Health Care Facilities Authority, 2.500%, 12/1/2017 (6)	500,000	502,170
Washington Higher Education Facilities Authority, 5.000%, 10/1/2016	1,000,000	1,012,840

		4,821,979

West Virginia - 0.0%
Berkeley County Building Commission:
3.000%, 9/1/2016	140,000	140,840
3.000%, 9/1/2017	50,000	51,416

		192,256

Wisconsin - 3.7%
City of Edgerton, 1.750%, 6/1/2017, Call 7/1/2016	1,925,000	1,926,193
City of South Milwaukee, 4.000%, 9/1/2017, Call 9/1/2016	100,000	100,838
City of Waukesha, 2.000%, 7/1/2017, Call 4/1/2017	8,670,000	8,754,879
City of Weyauwega, 1.500%, 8/1/2016, Call 6/24/2016	2,840,000	2,841,562
County of Langlade:
2.000%, 10/1/2016	350,000	351,243
2.000%, 10/1/2017	365,000	369,219
2.000%, 10/1/2018	100,000	101,507
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,580,000	1,604,474
Town of Salem, 1.375%, 11/1/2018, Call 11/1/2017	1,690,000	1,692,941
Town of Somers:
4.000%, 8/1/2016	400,000	401,716
4.000%, 8/1/2017	435,000	448,742
Wisconsin Center District:
3.000%, 12/15/2016	615,000	620,406
3.000%, 12/15/2017	635,000	647,243
Wisconsin Health & Educational Facilities Authority:
3.000%, 8/15/2016	320,000	321,395
3.000%, 8/15/2017	410,000	418,167
3.300%, 10/1/2016	50,000	50,426
5.000%, 9/1/2016	375,000	378,862
5.000%, 8/15/2021, Call 8/15/2018	150,000	163,262

		21,193,075

Total Municipals (identified cost $576,855,366)		576,893,188

Mutual Funds - 0.3%

New York - 0.3%
Nuveen New York AMT-Free Municipal Income Fund, Preferred Shares, 1.020%, 10/1/2017, Call 7/1/2016 (6) (9)	2,000,000	2,000,100

Total Mutual Funds (identified cost $2,000,000)		2,000,100

Short-Term Investments - 0.9%

Mutual Funds - 0.4%
BMO Tax-Free Money Market Fund - Premier Class, 0.300% (4)	2,374,725	2,374,725

Short-Term Municipals - 0.5%
Georgia - 0.0%
Private Colleges & Universities Authority, 3.000%, 10/1/2016	$150,000	150,948
New Jersey - 0.0%
New Jersey Educational Facilities Authority, 2.000%, 7/1/2016	200,000	200,210
New York - 0.4%
City of Glens Falls, 1.500%, 11/23/2016, Call 7/1/2016	2,000,000	2,007,480
Ohio - 0.1%
City of Garfield Heights, 1.500%, 6/22/2016	300,000	300,072
Texas - 0.0%
Clear Brook City Municipal Utility District, BAM, 2.000%, 2/1/2017	100,000	100,703

Total Short-Term Municipals		2,759,413

Total Short-Term Investments (identified cost $5,126,841)		5,134,138

Total Investments - 103.0% (identified cost $583,982,207)		584,027,426
Other Assets and Liabilities - (3.0)%		(17,129,052)

Total Net Assets - 100.0%		$566,898,374

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.6%

Alabama - 1.3%
Alabama Federal Aid Highway Finance Authority, 5.000%, 9/1/2018	$1,000,000	$1,088,310
Alabama State Docks Department, NATL-RE, 5.000%, 10/1/2019, Call 10/1/2016	100,000	101,277
Black Belt Energy Gas District, 4.000%, 6/1/2021, Call 3/1/2021 (9)	1,000,000	1,114,250
County of Jefferson, AGM, 0.909%, 2/1/2042, Call 6/28/2016 (9)	259,832	219,050

		2,522,887

Alaska - 0.5%
Alaska Housing Finance Corp., NATL-RE, 5.250%, 12/1/2021, Call 12/1/2017	100,000	106,752
Alaska Industrial Development & Export Authority, 4.000%, 4/1/2017	200,000	205,150
City of Valdez, 5.000%, 1/1/2021	500,000	574,745

		886,647

Arizona - 3.0%
Arizona Health Facilities Authority:
2.250%, 2/5/2020, Call 8/9/2019 (9)	250,000	255,932
2.250%, 2/5/2020, Call 8/9/2019 (9)	250,000	255,932
Arizona School Facilities Board, AMBAC, 5.000%, 7/1/2017	130,000	135,373
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	531,118
County of Pima, 5.000%, 12/1/2021	1,000,000	1,181,620
Greater Arizona Development Authority, 5.000%, 8/1/2024, Call 8/1/2018	25,000	27,032
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (6)	185,000	189,285
La Paz County Industrial Development Authority, 5.000%, 2/15/2021	750,000	831,930
McAllister Academic Village LLC, 5.750%, 7/1/2016	95,000	95,389
Phoenix Civic Improvement Corp., 5.500%, 7/1/2019 (14)	100,000	112,114
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	275,152
Salt Verde Financial Corp., 5.000%, 12/1/2016	30,000	30,598
Scottsdale Industrial Development Authority, FSA, 0.650%, 9/1/2045, Call 6/7/2016 (9) (13)	575,000	575,000
State of Arizona, AGM, 5.000%, 7/1/2018	500,000	541,885
Yuma Municipal Property Corp., 2.000%, 7/1/2016	655,000	655,688

		5,694,048

Arkansas - 0.4%
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	230,000	229,664
City of Hot Springs, 5.000%, 12/1/2020	245,000	282,135
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	190,000	190,292
DeWitt School District No. 1, SAW, 3.000%, 6/1/2017	100,000	102,386

		804,477

California - 6.0%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	570,030
Bay Area Toll Authority, 1.500%, 4/1/2024, Call 10/1/2023 (9)	500,000	497,110
BB&T Municipal Trust, 1.200%, 11/15/2019 (6) (9)	500,000	501,780
California Health Facilities Financing Authority, NATL-RE:
0.502%, 7/1/2022, Call 6/1/2016 (9) (13)	500,000	481,551
0.615%, 7/15/2018, Call 6/9/2016 (9) (13)	100,000	97,517
California Housing Finance Agency, AGM GO, 1.014%, 2/1/2037, Call 6/2/2016 (9) (13)	10,000	9,353
California Housing Finance Agency, NATL-RE GO, 1.124%, 8/1/2038, Call 6/30/2016 (9) (13) (15)	5,000	4,598
California Pollution Control Financing Authority, 0.650%, 8/1/2016 (6) (9)	1,000,000	999,920
California School Finance Authority, 4.000%, 8/1/2018 (6)	300,000	317,202
California State Public Works Board:
5.000%, 4/1/2020	320,000	366,518
5.000%, 11/1/2020, Call 11/1/2019	35,000	39,658
5.125%, 10/1/2022, Call 10/1/2019	245,000	275,505
California Statewide Communities Development Authority:
3.500%, 11/1/2018	100,000	102,380
5.000%, 12/1/2025 (6)	200,000	236,278

California Statewide Communities Development Authority, AGM, 3.000%, 10/1/2017	200,000	204,034
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	500,000	503,085
California Statewide Communities Development Authority, NATL-RE, 1.180%, 4/1/2028 (9) (13)	75,000	67,321
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	775,764
Chino Redevelopment Agency, AMBAC, 4.000%, 9/1/2019, Call 9/1/2016	250,000	254,242
City of Redding, NATL-RE, 0.595%, 7/1/2022 (9) (13)	150,000	141,126
County of San Joaquin, 4.000%, 4/1/2019	225,000	242,332
Florin Resource Conservation District, NATL-RE, 4.000%, 9/1/2018	500,000	531,365
Imperial Unified School District, XLCA, 5.000%, 8/1/2023, Call 7/1/2016	50,000	50,368
Lynwood Unified School District, 5.000%, 8/1/2017	500,000	523,320
Mendota Unified School District, 0.000%, 8/1/2018, Call 7/1/2016	350,000	327,547
Northern California Gas Authority No. 1:
1.019%, 7/1/2017 (9)	70,000	69,719
1.049%, 7/1/2019 (9)	1,040,000	1,020,833
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022 State of California:	385,000	464,911
1.005%, 12/1/2017, Call 6/1/2017 (9)	250,000	250,090
1.135%, 12/3/2018, Call 6/1/2018 (9)	610,000	611,586
1.300%, 5/1/2018, Call 11/1/2017 (9)	180,000	180,504
Stockton Unified School District, AGM, 5.000%, 8/1/2018, Call 8/1/2017 Twin Rivers Unified School District, AGM:	200,000	210,142
3.200%, 6/1/2020, Call 7/1/2016 (9)	295,000	296,295
3.200%, 6/1/2020, Call 7/1/2016 (9)	245,000	245,907

		11,469,891
Colorado - 3.4%
Auraria Higher Education Center:
6.000%, 5/1/2018	169,000	184,717
6.000%, 5/1/2019	178,000	201,656
City of Burlington, 3.000%, 11/1/2019 Colorado Educational & Cultural Facilities Authority:	100,000	103,616
2.500%, 12/15/2019 (6)	590,000	594,980
3.000%, 10/1/2017	380,000	390,199
3.000%, 11/15/2017	200,000	206,506
5.000%, 10/1/2021	1,000,000	1,164,060
Colorado Health Facilities Authority:
1.875%, 11/6/2019 (9)	400,000	403,384
4.000%, 12/1/2018	250,000	266,770
4.500%, 2/1/2019	250,000	267,187
5.000%, 6/1/2016	55,000	55,000
County of Montrose:
4.000%, 12/1/2018	175,000	185,274
4.000%, 12/1/2019	200,000	214,696
Denver Health & Hospital Authority:
5.000%, 12/1/2017, Call 12/1/2016	275,000	280,591
5.000%, 12/1/2020, Call 12/1/2016	250,000	255,058
E-470 Public Highway Authority, 1.580%, 8/31/2017, Call 3/1/2017 (9)	550,000	551,215
E-470 Public Highway Authority, NATL-RE:
4.500%, 9/1/2016	55,000	55,531
5.000%, 9/1/2017, Call 9/1/2016	300,000	303,285
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	563,665
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	136,879

		6,384,269

Connecticut - 0.8%
Connecticut State Health & Educational Facility Authority, 2.875%, 9/1/2020, Call 9/1/2017 (6)	250,000	251,197
Connecticut State Health & Educational Facility Authority, NATL-RE, 5.000%, 7/1/2023, Call 7/1/2017	150,000	156,912
State of Connecticut:
1.280%, 8/15/2018 (9)	250,000	250,598
1.320%, 5/15/2018 (9)	150,000	150,452
1.320%, 9/15/2019 (9)	115,000	115,347
5.000%, 3/15/2021	500,000	578,220

		1,502,726

Delaware - 0.1%
Delaware State Housing Authority, 4.800%, 1/1/2023, Call 7/1/2018	130,000	134,464
Florida - 7.8%
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	564,855
5.000%, 4/1/2021	400,000	462,332
Citizens Property Insurance Corp., 4.250%, 6/1/2017	50,000	51,711
Citizens Property Insurance Corp., AGM, 5.000%, 6/1/2016	50,000	50,000
City of Cape Coral, NATL-RE, 5.000%, 7/1/2016	185,000	185,651
City of Margate, AGM, 4.375%, 7/1/2019, Call 7/1/2016	50,000	50,134
City of Miami Gardens, 3.000%, 7/1/2017	250,000	256,025
City of Port St. Lucie:
4.000%, 7/1/2016	425,000	426,258
5.000%, 7/1/2020	295,000	338,970
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	28,457
Columbia County School Board:
5.000%, 7/1/2019	920,000	1,016,490
5.000%, 7/1/2021	400,000	467,560
County of Brevard, AMBAC, 4.000%, 7/1/2017, Call 7/1/2016	250,000	250,637
County of Broward, 5.000%, 10/1/2020	100,000	116,115
County of Broward, AMBAC, 5.000%, 9/1/2020, Call 9/1/2016	100,000	101,067
County of Jackson, 0.410%, 7/1/2022, Call 6/1/2016 (9)	3,830,000	3,830,000
County of Miami-Dade, AGC, 5.000%, 6/1/2017	50,000	52,158
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	347,580
Florida Department of Environmental Protection, AMBAC, 5.000%, 7/1/2017, Call 7/1/2016	105,000	106,420
Florida HomeLoan Corp., GNMA/FNMA COLL, 3.100%, 1/1/2017	295,000	298,903
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	85,000	89,683
Florida Municipal Power Agency, AMBAC, 0.700%, 10/1/2027, Call 6/1/2016 (9) (13)	575,000	518,248
Florida Municipal Power Agency, NATL-RE FGIC, 0.700%, 10/1/2027 (9) (13)	25,000	22,544
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	368,673
5.000%, 6/1/2021	300,000	346,899
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	200,000	203,056
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	46,026
Miami-Dade County School Board Foundation, Inc.:
5.000%, 5/1/2018	300,000	322,836
5.000%, 5/1/2019	225,000	250,069
Miami-Dade County School Board Foundation, Inc., AMBAC, 5.000%, 8/1/2023, Call 8/1/2018	100,000	107,858
Orange County Health Facilities Authority, 3.000%, 8/1/2017	350,000	357,812
Orange County School Board, AGM FGIC, 5.000%, 8/1/2021, Call 8/1/2016	50,000	50,365
Orlando Community Redevelopment Agency, 4.000%, 9/1/2017	70,000	71,614
Pinellas County Educational Facilities Authority, 5.000%, 10/1/2017	300,000	315,090
Pinellas County Health Facilities Authority, NATL-RE, 0.609%, 11/15/2023, Call 6/1/2016 (9) (13)	200,000	188,286
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,117,700
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (6)	250,000	271,182
St. Lucie County School Board, NATL-RE, 5.000%, 10/1/2020, Call 10/1/2016	70,000	71,040
Sumter County Industrial Development Authority:
4.000%, 7/1/2017	500,000	516,860
5.000%, 7/1/2020	235,000	261,301
5.000%, 7/1/2020	300,000	338,712
Tampa Bay Water:
5.000%, 10/1/2017	15,000	15,847
5.000%, 10/1/2017	25,000	26,411

		14,879,435

Georgia - 5.5%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	559,740
Burke County Development Authority, 0.400%, 5/1/2022, Call 6/1/2016 (9)	4,000,000	4,000,000
Burke County Development Authority, AGM, 0.767%, 1/1/2024, Call 6/23/2016 (9) (13)	410,000	395,079
City of Atlanta:
1.801%, 11/1/2018, Call 5/1/2018 (9)	250,000	254,052
5.000%, 1/1/2021	250,000	287,850
6.000%, 11/1/2029, Call 11/1/2019	290,000	338,610
County of DeKalb, 5.000%, 10/1/2020	150,000	174,449
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	477,137

Gainesville & Hall County Hospital Authority, 1.350%, 2/18/2020, Call 8/22/2019 (9)	350,000	349,653
Heard County Development Authority, 0.410%, 9/1/2029, Call 6/1/2016 (9)	2,000,000	2,000,000
Heard County Development Authority, AGM, 0.767%, 1/1/2024, Call 6/23/2016 (9) (13)	25,000	22,331
Main Street Natural Gas, Inc.:
5.000%, 3/15/2019	1,000,000	1,097,630
5.250%, 9/15/2018	100,000	108,620
Monroe County Development Authority, AGM, 0.762%, 1/1/2020, Call 6/2/2016 (9) (13)	500,000	472,428

		10,537,579
Idaho - 0.1%
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	150,000	169,565
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	83,472

		253,037

Illinois - 12.4%
Bureau & Putnam Counties High School District No. 500 Princeton Township, BAM, 2.000%, 12/1/2018	400,000	404,684
Chicago Board of Education, 4.400%, 3/1/2017, Call 9/1/2016 (9)	1,000,000	980,210
Chicago O’Hare International Airport:
5.000%, 1/1/2019	200,000	219,500
5.000%, 1/1/2021, Call 1/1/2018	100,000	106,343
5.000%, 1/1/2022	100,000	118,014
Chicago Transit Authority, 5.500%, 6/1/2019, Call 12/1/2018	105,000	114,785
City of Chicago:
5.000%, 1/1/2018	50,000	51,264
5.000%, 1/1/2021	840,000	945,386
5.000%, 11/1/2021	1,000,000	1,147,590
City of Chicago, AMBAC, 4.000%, 1/1/2017, Call 7/1/2016	50,000	50,135
City of Chicago, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	175,000	183,251
City of Peoria, 3.000%, 1/1/2019	300,000	311,490
City of Waukegan, 5.000%, 12/30/2020	250,000	283,685
Clyde Park District, AGM, 4.250%, 2/1/2019	500,000	517,620
Cook County High School District No. 209 Proviso Township, AGM, 5.000%, 12/1/2019, Call 12/1/2016 (14)	50,000	51,022
Cook County School District No. 100 South Berwyn, BAM, 2.000%, 12/1/2017	65,000	65,952
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	155,219
0.000%, 12/1/2019	100,000	87,464
Cook County Township High School District No. 220 Reavis, 4.000%, 12/1/2017	100,000	104,653
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,129,660
County of Cook, 5.000%, 11/15/2020, Call 11/15/2019	250,000	272,175
County of Winnebago, NATL-RE, 4.250%, 12/30/2019, Call 12/30/2016	50,000	50,929
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2018	350,000	340,987
Du Page & Will Counties Community School District No. 204 Indian Prairie, 2.000%, 12/30/2019, Call 12/30/2017	575,000	582,515
Illinois Finance Authority:
1.300%, 5/8/2017 (9)	1,000,000	1,001,380
1.656%, 5/1/2021, Call 11/1/2020 (9)	1,000,000	999,990
2.500%, 5/15/2018	150,000	150,711
4.000%, 10/1/2018	275,000	288,854
5.000%, 8/15/2016	195,000	196,381
5.000%, 7/1/2017	250,000	260,222
5.000%, 2/15/2018	40,000	42,655
5.000%, 11/15/2022	555,000	658,602
5.500%, 8/15/2018	100,000	109,582
Illinois Finance Authority, AGM:
0.000%, 1/1/2018	40,000	39,431
0.000%, 1/1/2018	55,000	53,676
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 7/1/2016	190,000	190,574
Kane County Forest Preserve District, CIFG, 0.000%, 12/15/2024, Call 12/15/2016	500,000	342,265
Kane County School District No. 131 Aurora East Side, 1.250%, 6/1/2036, Call 8/2/2016 (9) (10)	1,000,000	1,000,070
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,189,460
Kendall, Kane, & Will Counties Community Unit School District No. 308, NATL-RE FGIC, 4.250%, 10/1/2020, Call 10/1/2017	50,000	52,070
Lake County Community High School District No. 117 Antioch, NATL-RE FGIC, 0.000%, 12/1/2016	235,000	233,362
Lake County Forest Preserve District, 0.905%, 12/15/2020 (9)	300,000	298,533

Marion-Clinton Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	193,190
McHenry & Lake Counties Community Consolidated School District No. 15, AGM, 0.000%, 1/1/2018	100,000	97,410
Metropolitan Pier & Exposition Authority, NATL, 0.000%, 12/15/2021	920,000	798,772
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	30,000	27,346
Montgomery & Bond Counties Community Unit School District No. 3 Hillsboro, AGM, 4.100%, 12/1/2016	30,000	30,467
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	430,040
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2016	50,000	50,000
5.000%, 6/1/2018	40,000	43,077
Rock Island County Public Building Commission, 3.700%, 12/1/2018	210,000	214,683
Southwestern Illinois Development Authority, AGM, 5.250%, 2/1/2023, Call 2/1/2017	250,000	256,895
State of Illinois:
3.875%, 9/1/2017	100,000	102,941
5.000%, 5/1/2017	250,000	258,302
5.000%, 1/1/2018	1,000,000	1,053,720
5.000%, 4/1/2020	100,000	109,375
State of Illinois, AGM, 4.500%, 9/1/2020, Call 7/1/2016	100,000	100,123
State of Illinois, NATL-RE FGIC, 5.500%, 6/15/2017	30,000	31,451
Town of Cicero, 5.000%, 1/1/2020	500,000	550,445
Town of Cicero, AGM, 4.000%, 1/1/2017	250,000	254,485
United City of Yorkville, AMBAC, 4.000%, 12/30/2018, Call 12/30/2016	145,000	147,427
Village of Maywood, 4.000%, 1/1/2017	500,000	503,865
Village of Round Lake Beach:
2.000%, 1/1/2018	275,000	279,425
2.000%, 1/1/2018	205,000	208,298
Wabash General Hospital District, AMBAC, 4.750%, 9/1/2016	450,000	453,753
Wayne County Public School District No. 112 Fairfield, 3.000%, 12/1/2017	205,000	208,680
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,182,217
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 1/1/2019	475,000	478,463
Will County School District No. 159 Mokena, 2.000%, 12/1/2018	110,000	111,422
Will County School District No. 88A Richland, 1.100%, 1/1/2017	30,000	30,047
Winnebago County School District No. 122 Harlem-Loves Park, AGM, 0.000%, 1/1/2017	25,000	24,656

		23,613,326

Indiana - 1.9%
Center Grove Community School Corp., 2.000%, 1/1/2018	505,000	510,106
City of Whiting, 1.850%, 10/1/2019 (9)	1,000,000	1,009,690
County of Jasper, NATL-RE, 5.600%, 11/1/2016	175,000	178,335
County of Lake, 2.000%, 7/15/2017	245,000	247,112
Hammond Local Public Improvement Bond Bank, 5.000%, 8/1/2018, Call 2/1/2018	150,000	156,674
Indiana Finance Authority:
4.000%, 10/1/2017	250,000	260,510
5.000%, 5/1/2020	100,000	113,777
5.000%, 8/15/2020	250,000	278,887
5.250%, 10/1/2022, Call 10/1/2021	150,000	178,527
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	114,315
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	280,835
Vigo County Building Corp., AMBAC, 4.200%, 7/15/2017, Call 6/2/2016	255,000	255,000

		3,583,768

Iowa - 1.2%
City of Iowa City, 0.430%, 4/1/2032, Call 6/1/2016 (9)	1,300,000	1,300,000
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018, Call 6/1/2018	1,000,000	996,110

		2,296,110

Kansas - 0.4%
Bourbon County Unified School District No. 234 Fort Scott, 5.000%, 9/1/2020	420,000	480,409
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	93,232
Kansas Development Finance Authority, BAM, 5.000%, 12/1/2019	200,000	222,364

		796,005

Kentucky - 0.8%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	605,555
Kentucky Asset Liability Commission, NATL-RE, 0.827%, 11/1/2017 (9)	55,000	54,841
Kentucky Housing Corp., 4.000%, 7/1/2028, Call 1/1/2023	30,000	30,473
Kentucky Interlocal School Transportation Association, 2.000%, 3/1/2019	500,000	504,940

Kentucky State Property & Building Commission:
5.375%, 11/1/2023, Call 11/1/2018	20,000	22,135
5.375%, 11/1/2023, Call 11/1/2018	5,000	5,503
Lexington Center Corp., AGC, 4.100%, 10/1/2020, Call 10/1/2017	265,000	274,946

		1,498,393

Louisiana - 0.7%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	458,940
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	65,000	66,574
Louisiana Local Government Environmental Facilities & Community Development Authority:
1.007%, 8/1/2018, Call 2/1/2018 (9)	450,000	445,410
4.000%, 8/1/2016	180,000	180,958
Louisiana Public Facilities Authority, AMBAC, 0.595%, 9/1/2027, Call 6/28/2016 (9) (13)	50,000	45,046
St. Charles Parish Consolidated Waterworks & Wastewater District No. 1, AMBAC, 5.000%, 7/1/2025, Call 7/1/2017	100,000	104,664
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	125,620

		1,427,212

Maine - 0.1%
City of Portland:
4.000%, 7/1/2019	130,000	138,645
4.000%, 7/1/2020	110,000	118,572

		257,217

Maryland - 0.2%
City of Baltimore, 0.497%, 7/1/2037, Call 6/1/2016 (9) (13)	25,000	21,078
City of Baltimore, NATL-RE, 0.800%, 7/1/2020 (9) (13)	50,000	48,274
Howard County Housing Commission, 1.650%, 7/1/2018, Call 1/1/2018 (9)	150,000	150,078
Maryland Community Development Administration, 4.300%, 9/1/2017, Call 3/1/2017	150,000	153,864
Maryland Community Development Administration, GNMA/FNMA, 4.500%, 3/1/2027, Call 3/1/2021	65,000	68,483

		441,777

Massachusetts - 0.9%
Commonwealth of Massachusetts, NATL-RE FGIC, 0.480%, 12/1/2030, Call 6/2/2016 (9) (13)	100,000	90,765
Massachusetts Development Finance Agency:
0.950%, 7/1/2017, Call 1/1/2017 (9)	1,000,000	999,680
4.000%, 4/15/2020	430,000	463,338
Massachusetts Health & Educational Facilities Authority, 3.250%, 7/1/2016	100,000	100,151
Massachusetts Municipal Wholesale Electric Co., MBIA, 0.562%, 7/1/2018, Call 6/7/2016 (9) (13)	100,000	96,834

		1,750,768

Michigan - 5.0%
Avondale School District, Q-SBLF, 5.000%, 11/1/2018	300,000	327,309
City of Detroit Water Supply System Revenue, AGM, 5.000%, 7/1/2020, Call 7/1/2016	25,000	25,082
City of Detroit Water Supply System Revenue, BHAC, 4.000%, 7/1/2017	100,000	103,196
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.750%, 7/1/2024, Call 7/1/2018	200,000	217,322
City of Port Huron, AMBAC, 4.250%, 10/1/2016	100,000	100,685
City of Wyandotte, BAM:
5.000%, 10/1/2017	100,000	105,384
5.000%, 10/1/2018	200,000	216,334
5.000%, 10/1/2019	250,000	274,107
Dexter Community Schools, NATL-RE Q-SBLF, 5.100%, 5/1/2018	225,000	237,371
East Branch of the Willow Creek and Branches Drainage District, AGM, 3.800%, 6/1/2017, Call 7/1/2016	40,000	40,092
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	676,973
Jackson County Hospital Finance Authority, AGM, 4.000%, 6/1/2016	25,000	25,000
Lake St. Claire Clean Water Initiative, 5.000%, 10/1/2020	150,000	171,308
Lawrence Public Schools, Q-SBLF, 4.000%, 5/1/2018	255,000	268,298
Marquette Board of Light & Power:
5.000%, 7/1/2020	150,000	171,201
5.000%, 7/1/2021	250,000	292,090
Michigan Finance Authority, 5.000%, 7/1/2016	725,000	727,160
Michigan State Building Authority, AGC FGIC:
0.000%, 10/15/2021, Call 10/15/2016	135,000	106,434
0.000%, 10/15/2021, Call 10/15/2016	115,000	90,484
Michigan State Hospital Finance Authority:
5.000%, 11/15/2018, Call 11/15/2016	200,000	203,866

5.000%, 11/15/2020, Call 11/15/2019	520,000	582,083
Michigan State Housing Development Authority, 4.600%, 12/1/2026, Call 6/1/2021	40,000	42,225
Montrose Community Schools, NATL-RE Q-SBLF, 6.200%, 5/1/2017	190,000	198,670
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	216,620
Rib Floater Trust Various States, 0.550%, 7/1/2018 (6) (9)	1,900,000	1,900,000
Romulus Community Schools, AGM:
3.000%, 11/1/2016	110,000	110,682
4.000%, 11/1/2017	100,000	103,762
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	340,398
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 7/1/2016	270,000	270,473
Wayne County Airport Authority, 5.000%, 12/1/2022	200,000	236,772
Woodhaven-Brownstown School District, Q-SBLF, 4.000%, 5/1/2018	1,000,000	1,057,230

		9,438,611

Minnesota - 0.2%
City of Minneapolis/ St. Paul Housing & Redevelopment Authority, AMBAC, 0.585%, 11/15/2017, Call 6/14/2016 (9) (13)	100,000	98,562
Minnesota Housing Finance Agency, 2.750%, 1/1/2018	160,000	162,904
St. Paul Housing & Redevelopment Authority, NATL-RE, 5.000%, 11/15/2021, Call 11/15/2017	50,000	52,977

		314,443

Mississippi - 1.4%
City of D’Iberville, 2.125%, 4/1/2017	190,000	190,940
Mississippi Business Finance Corp., 1.340%, 12/1/2036, Call 6/2/2016 (9)	500,000	500,000
Mississippi Development Bank:
5.000%, 1/1/2018	1,000,000	1,065,880
5.000%, 8/1/2019	155,000	173,574
Mississippi Development Bank, AGC, 4.000%, 7/1/2017	480,000	488,515
Mississippi Development Bank, AMBAC, 4.375%, 8/1/2021, Call 8/1/2016	50,000	50,113
State of Mississippi, 0.930%, 9/1/2017, Call 3/1/2017 (9)	295,000	295,000

		2,764,022

Missouri - 3.3%
Chesterfield Valley Transportation Development District, 3.250%, 5/15/2028, Call 5/15/2023	225,000	231,352
Kansas City Planned Industrial Expansion Authority, 1.500%, 12/1/2018, Call 12/1/2017	1,000,000	1,000,150
Missouri Health & Educational Facilities Authority:
3.750%, 2/1/2017	45,000	45,801
4.000%, 2/1/2018	255,000	266,447
5.000%, 2/1/2024, Call 2/1/2021	250,000	283,810
Missouri Health & Educational Facilities Authority, AMBAC, 0.613%, 6/1/2020, Call 6/1/2016 (9) (13)	50,000	48,363
Missouri Housing Development Commission, GNMA FNMA, 4.700%, 3/1/2035, Call 9/1/2019	280,000	296,780
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 0.718%, 12/1/2022, Call 6/1/2016 (9) (13)	805,000	755,160
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,105,920
St. Charles County Public Water District No. 2, 5.000%, 12/1/2021	1,000,000	1,183,350
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 9/1/2016	600,000	600,774
St. Louis Municipal Finance Corp., AMBAC, 5.000%, 2/15/2019, Call 2/15/2017	450,000	460,373

		6,278,280

Nebraska - 0.2%
Central Plains Energy Project, 0.925%, 12/1/2017 (9)	310,000	308,218

Nevada - 1.6%
Clark County School District, NATL-RE FGIC:
5.000%, 6/15/2021, Call 6/15/2017	100,000	107,158
5.000%, 6/15/2023, Call 6/15/2017	175,000	187,488
County of Washoe, 3.000%, 6/1/2022 (9)	500,000	534,810
Las Vegas Valley Water District:
0.500%, 6/1/2036, Call 6/1/2016 (9)	1,000,000	1,000,000
5.000%, 6/1/2021	1,000,000	1,176,770

		3,006,226

New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act, 5.250%, 10/1/2023, Call 10/1/2017	250,000	265,280
New Jersey - 3.2%
City of Jersey City, AGM, 4.000%, 2/15/2019	620,000	665,465
New Jersey Economic Development Authority, 2.207%, 2/1/2018, Call 8/1/2017 (9)	250,000	249,900

New Jersey Educational Facilities Authority, 5.000%, 7/1/2020, Call 7/1/2018	20,000	21,727
New Jersey Health Care Facilities Financing Authority:
5.000%, 7/1/2016	15,000	15,052
5.125%, 7/1/2019, Call 7/1/2018	130,000	140,663
New Jersey Higher Education Student Assistance Authority:
4.875%, 12/1/2024, Call 12/1/2019	420,000	451,718
5.000%, 12/1/2017	370,000	390,254
5.000%, 6/1/2018	100,000	107,146
New Jersey Housing & Mortgage Finance Agency, 4.350%, 10/1/2017, Call 6/16/2016	200,000	200,272
New Jersey State Turnpike Authority, NATL-RE:
0.595%, 1/1/2030, Call 6/2/2016 (9) (13)	100,000	91,866
0.595%, 1/1/2030, Call 6/7/2016 (9) (13)	25,000	22,966
0.700%, 1/1/2030, Call 6/2/2016 (9) (13)	500,000	459,330
0.700%, 1/1/2030, Call 6/7/2016 (9) (13)	25,000	22,966
0.700%, 1/1/2030, Call 6/3/2016 (9) (13)	25,000	22,967
New Jersey Transportation Trust Fund Authority:
1.400%, 12/15/2019, Call 6/15/2019 (9)	475,000	457,150
4.000%, 12/15/2019	75,000	78,704
5.000%, 6/15/2019	150,000	161,070
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	275,963
New Jersey Transportation Trust Fund Authority, FSA, 5.500%, 12/15/2017	300,000	318,828
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	149,966
5.500%, 12/15/2020	10,000	11,310
Salem County Pollution Control Financing Authority, 0.580%, 11/1/2033, Call 6/1/2016 (9)	1,500,000	1,500,000
Township of Lopatcong, NATL-RE, 4.000%, 9/1/2018, Call 9/1/2017	30,000	31,213
Township of Lyndhurst, XLCA, 3.550%, 10/1/2016	90,000	90,825
West Orange School District, NATL-RE, 5.000%, 10/1/2017, Call 10/1/2016	200,000	202,762

		6,140,083

New Mexico - 1.6%
City of Farmington, 1.875%, 4/1/2020 (9)	1,000,000	1,013,040
County of Bernalillo, 5.750%, 10/1/2017	300,000	311,235
New Mexico Educational Assistance Foundation, 1.335%, 12/1/2020 (9)	45,000	45,001
New Mexico Mortgage Finance Authority, 5.300%, 9/1/2040, Call 9/1/2019	30,000	31,198
New Mexico Municipal Energy Acquisition Authority, 1.044%, 8/1/2019, Call 2/1/2019 (9)	650,000	644,923
Town of Clayton, NATL, 4.000%, 11/1/2017	1,000,000	1,038,910

		3,084,307

New York - 8.9%
City of Buffalo, AGM SAW, 2.375%, 11/15/2017	100,000	102,193
City of New York, AGM, 0.570%, 11/1/2026 (9)	595,000	595,000
County of Nassau, 5.000%, 10/1/2018	1,000,000	1,091,310
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	449,880
Long Island Power Authority, 0.957%, 11/1/2018, Call 5/1/2018 (9)	1,000,000	995,460
Long Island Power Authority, NATL-RE, 5.000%, 5/1/2017	150,000	155,456
Metropolitan Transportation Authority, 5.000%, 11/15/2021, Call 11/15/2016	150,000	152,940
Metropolitan Transportation Authority, AGM:
0.869%, 11/1/2022, Call 6/9/2016 (9) (13)	500,000	485,069
0.888%, 11/1/2022, Call 6/1/2016 (9) (13)	900,000	873,074
0.903%, 5/15/2018, Call 11/15/2017 (9)	250,000	248,688
New York City Transit Auth/Metropolitan Transportation Auth/Triborough Bridge & Tunnel, AMBAC:
1.204%, 1/1/2030, Call 6/13/2016 (9) (13)	500,000	452,299
1.207%, 1/1/2030, Call 6/3/2016 (9) (13)	100,000	89,384
1.222%, 1/1/2030, Call 6/1/2016 (9) (13)	100,000	90,224
1.256%, 1/1/2030, Call 6/7/2016 (9) (13)	625,000	558,889
New York City Transitional Finance Authority, 0.520%, 11/1/2022 (9)	1,000,000	1,000,000
New York City Transitional Finance Authority, SAW, 5.000%, 7/15/2021	1,000,000	1,184,200
New York Local Government Assistance Corp., AGM:
0.435%, 4/1/2017, Call 6/2/2016 (9) (13)	25,000	24,692
0.570%, 4/1/2017, Call 6/1/2016 (9) (13)	75,000	74,245
New York Mortgage Agency, 5.000%, 10/1/2019	600,000	669,564
New York State Dormitory Authority:
5.000%, 7/1/2018	1,000,000	1,083,990
5.000%, 12/15/2019	495,000	563,756
5.250%, 2/15/2024, Call 2/15/2019	400,000	446,192
New York State Dormitory Authority, NATL-RE, 0.740%, 7/1/2029, Call 6/6/2016 (9) (13)	625,000	552,911

New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (9)	350,000	356,622
New York State Energy Research & Development Authority, NATL-RE, 0.700%, 12/1/2020, Call 6/1/2016 (9) (13)	1,000,000	965,191
New York State Housing Finance Agency, FNMA/FHLMC COLL, 0.900%, 11/1/2017	705,000	703,519
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,113,250
New York State Urban Development Corp., 5.000%, 3/15/2021	1,000,000	1,176,630
State of New York, AGM, 0.437%, 3/15/2021, Call 6/2/2016 (9) (13)	25,000	24,197
State of New York, NATL-RE FGIC:
0.437%, 2/15/2022, Call 6/2/2016 (9) (13)	580,000	557,966
0.437%, 2/13/2032, Call 6/2/2016 (9) (13)	70,000	64,196

		16,900,987

North Carolina - 0.7%
County of Halifax, NATL-RE, 4.125%, 6/1/2019, Call 7/1/2016	165,000	165,396
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	135,000	145,342
North Carolina Eastern Municipal Power Agency, FGIC, 0.569%, 1/1/2025 (9) (13)	600,000	467,543
University of North Carolina at Chapel Hill, 1.044%, 12/1/2017, Call 6/1/2017 (9)	525,000	527,546

		1,305,827

North Dakota - 0.7%
City of Williston, 5.000%, 5/1/2020	240,000	268,973
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	265,000	272,876
3.750%, 7/1/2034, Call 7/1/2022	130,000	134,499
3.750%, 7/1/2042, Call 7/1/2022	185,000	196,294
Williston Parks & Recreation District, 3.250%, 3/1/2032, Call 6/16/2016	500,000	507,490

		1,380,132

Ohio - 1.8%
Bucyrus City School District, 0.000%, 12/1/2017	155,000	151,621
City of Cleveland, AGM, 5.000%, 1/1/2019	600,000	657,858
City of Cleveland, AMBAC, 5.250%, 1/1/2018	50,000	53,212
City of Harrison:
2.000%, 10/1/2018	180,000	180,893
4.000%, 11/1/2016	50,000	50,676
City of Marysville, XLCA:
5.250%, 12/1/2021, Call 12/1/2016	105,000	107,406
5.250%, 12/1/2021, Call 12/1/2016	45,000	46,048
County of Scioto, 5.000%, 2/15/2021	650,000	754,461
Lancaster Port Authority, 0.914%, 8/1/2019, Call 2/1/2019 (9)	145,000	143,907
New Lexington City School District, BAM, 1.200%, 12/1/2017	110,000	109,724
Ohio Housing Finance Agency, GNMA/FNMA COLL, 4.000%, 5/1/2022, Call 5/1/2021	110,000	118,742
Pickerington Local School District, NATL-RE, 4.300%, 12/1/2024, Call 12/1/2016	35,000	35,614
State of Ohio, 0.750%, 1/15/2045, Call 6/1/2016 (9)	500,000	500,000
University of Toledo, 5.000%, 6/1/2020	375,000	426,641

		3,336,803

Oklahoma - 0.1%
Oklahoma Municipal Power Authority, 1.200%, 8/1/2018, Call 2/1/2018 (9)	155,000	155,336
Oregon - 0.1%
Port of Morrow, 2.000%, 6/1/2016	100,000	100,000
Pennsylvania - 4.8%
Allegheny County Hospital Development Authority:
1.147%, 2/1/2021, Call 8/1/2016 (9)	130,000	129,792
5.375%, 8/15/2029, Call 8/15/2019	225,000	252,738
Allentown City School District, 5.000%, 2/15/2020, Call 2/15/2018	50,000	53,257
Berks County Municipal Authority, 1.900%, 7/1/2022, Call 7/1/2017 (9)	350,000	357,833
Capital Region Water, 5.000%, 7/15/2021	1,000,000	1,159,980
City of Philadelphia, 5.250%, 8/1/2018	100,000	108,747
City of Philadelphia, AGC, 5.125%, 8/1/2025, Call 8/1/2019	100,000	111,609
City of Philadelphia, AMBAC:
5.000%, 10/1/2017	250,000	263,597
5.000%, 10/1/2023, Call 10/1/2017	100,000	105,713
Commonwealth of Pennsylvania:
5.000%, 4/15/2020, Call 4/15/2019	600,000	664,410
5.000%, 3/15/2022	275,000	324,778
Cumberland County Municipal Authority, 5.000%, 1/1/2017	35,000	35,786

Delaware County Vocational & Technical School Authority, BAM:
1.200%, 11/1/2016	140,000	140,391
3.000%, 11/1/2018	120,000	124,536
Delaware Valley Regional Financial Authority, AMBAC, 5.500%, 8/1/2018	130,000	141,275
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	230,946
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	313,845
Monroe County Hospital Authority, 5.000%, 1/1/2017	90,000	92,184
North Penn Water Authority, 0.794%, 11/1/2019, Call 5/1/2019 (9)	800,000	787,896
Northampton County General Purpose Authority, 1.800%, 8/15/2020, Call 2/15/2020 (9)	150,000	150,795
Pennsylvania Economic Development Financing Authority:
1.250%, 5/1/2017 (9)	180,000	180,155
5.000%, 3/1/2020	200,000	223,840
Pennsylvania Turnpike Commission:
1.080%, 12/1/2018, Call 6/1/2018 (9)	90,000	89,780
1.280%, 12/1/2020, Call 6/1/2020 (9)	325,000	322,982
1.380%, 12/1/2021, Call 6/1/2021 (9)	80,000	79,416
1.550%, 12/1/2019, Call 6/1/2019 (9)	600,000	605,166
Pittsburgh Public Parking Authority, NATL-RE, 0.000%, 12/1/2017	50,000	49,377
School District of Philadelphia, 5.000%, 9/1/2018	65,000	70,317
Scranton School District, SAW, 1.298%, 4/2/2018, Call 10/2/2017 (9)	1,000,000	999,500
State Public School Building Authority, AGM, 5.000%, 6/1/2019, Call 12/1/2016	100,000	102,169
State Public School Building Authority, FSA, 5.375%, 10/1/2023, Call 10/1/2018	160,000	175,363
State Public School Building Authority, SAW, 1.094%, 9/1/2018, Call 3/1/2018 (9)	690,000	690,352

		9,138,525

Puerto Rico - 0.1%
Commonwealth of Puerto Rico, NATL-RE, 0.000%, 7/1/2016	120,000	119,804
Rhode Island - 0.5%
Rhode Island Turnpike & Bridge Authority, 3.000%, 10/1/2018	275,000	286,907
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	700,000	729,603

		1,016,510

South Carolina - 0.6%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,126,730
South Carolina Jobs-Economic Development Authority, 4.000%, 7/1/2017	100,000	101,614

		1,228,344

Tennessee - 0.4%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	139,863
Knox County Health Educational & Housing Facility Board, NATL-RE, 0.800%, 1/1/2023, Call 6/2/2016 (9) (13)	50,000	46,428
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 5.000%, 7/1/2018	220,000	235,552
Public Building Authority of Sevier County, AMBAC, 0.700%, 6/1/2018 (9) (13)	200,000	196,648
Tennessee Energy Acquisition Corp.:
5.000%, 9/1/2016	95,000	96,018
5.250%, 9/1/2020	10,000	11,514
5.250%, 9/1/2021	55,000	64,635

		790,658

Texas - 11.2%
Alamito Public Facility Corp., 1.000%, 10/1/2017, Call 4/1/2017 (9)	650,000	648,888
Central Texas Regional Mobility Authority, 5.000%, 1/1/2022 (10)	1,000,000	1,191,320
Cinco Southwest Municipal Utility District No. 1, BAM, 2.000%, 12/1/2017	310,000	313,661
City of Coppell, 5.750%, 2/1/2023, Call 2/1/2018	50,000	54,145
City of Mission, BAM, 3.000%, 2/15/2017	125,000	126,968
City of The Colony, 6.000%, 2/15/2019	795,000	899,471
City Public Service Board of San Antonio, 3.000%, 12/1/2019 (9)	775,000	819,593
Clifton Higher Education Finance Corp., 5.000%, 8/15/2017	225,000	233,723
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	183,765
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	273,278
Crane County Water District, 3.000%, 2/15/2021	605,000	640,653
Dallas Independent School District, PSF, 5.000%, 2/15/2021 (9)	1,000,000	1,163,180
Harris County Cultural Education Facilities Finance Corp., 1.230%, 6/1/2021 (9)	350,000	351,004
Harris County Municipal Utility District No. 156, AGM, 4.750%, 9/1/2016	100,000	100,934
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,112,890
Midland Independent School District, PSF, 5.000%, 2/15/2032, Call 7/1/2016	200,000	200,600
New Hope Cultural Education Facilities Corp., 4.000%, 4/1/2018	225,000	233,525

New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2020	250,000	271,023
North Texas Higher Education Authority, Inc., 1.525%, 7/1/2030 (9)	155,000	151,116
North Texas Tollway Authority:
1.070%, 1/1/2020, Call 7/1/2019 (9)	350,000	347,522
1.200%, 1/1/2019, Call 7/1/2018 (9)	250,000	249,715
5.000%, 1/1/2022	250,000	297,535
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2016 (9)	730,000	731,774
Panhandle-Plains Higher Education Authority, Inc.:
1.425%, 10/1/2020, Call 6/1/2016 (9)	15,000	15,001
1.875%, 4/1/2035, Call 6/1/2016 (9)	250,000	243,485
Port of Port Arthur Navigation District:
0.520%, 12/1/2039, Call 6/1/2016 (9)	2,005,000	2,005,000
0.520%, 11/1/2040, Call 6/1/2016 (9)	1,000,000	1,000,000
0.530%, 4/1/2040, Call 6/1/2016 (9)	2,500,000	2,500,000
0.530%, 4/1/2040, Call 6/1/2016 (9)	1,000,000	1,000,000
Rib Floater Trust Various States, 0.550%, 7/1/2018 (6) (9)	2,000,000	2,000,000
Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	700,000	708,155
5.000%, 2/15/2022, Call 2/15/2017	90,000	92,658
Tarrant County Cultural Education Facilities Finance Corp., NATL-RE, 5.000%, 2/15/2021, Call 2/15/2017	180,000	185,290
Texas Municipal Gas Acquisition & Supply Corp., 5.625%, 12/15/2017	520,000	544,300
Texas Municipal Gas Acquisition & Supply Corp. I, 0.975%, 12/15/2017, Call 6/1/2016 (9)	20,000	19,938
Texas Municipal Gas Acquisition & Supply Corp. II, 1.125%, 9/15/2017 (9)	400,000	398,628

		21,308,738

Utah - 0.4%
Salt Lake City Corp., AMBAC, 0.263%, 5/15/2020, Call 6/1/2016 (9) (13)	700,000	689,855
Vermont - 0.2%
City of Burlington, AGM:
5.000%, 7/1/2018	250,000	266,662
5.000%, 7/1/2019	100,000	109,192

		375,854

Virgin Islands - 0.1%
Virgin Islands Public Finance Authority, 2.250%, 10/1/2017	100,000	100,670
Virginia - 0.7%
Henrico County Economic Development Authority, 4.000%, 11/1/2016	100,000	101,360
Henrico County Economic Development Authority, AGM, 0.763%, 8/23/2027, Call 6/1/2016 (9) (13)	1,350,000	1,271,488

		1,372,848

Washington - 0.7%
City of Tacoma, 5.750%, 12/1/2017	100,000	107,168
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	401,018
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	285,000	299,917
NJB Properties, County Guarantee, 5.000%, 12/1/2021, Call 12/1/2016	100,000	102,219
Washington Health Care Facilities Authority, 0.000%, 12/1/2017 (6)	25,000	23,817
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL, 5.000%, 10/1/2020	320,000	360,026

		1,294,165

Wisconsin - 3.5%
Arcadia School District, 3.000%, 3/15/2019, Call 3/15/2017	700,000	711,389
City of Stanley, 2.500%, 3/1/2018, Call 9/1/2017	1,000,000	1,014,010
City of Two Rivers, 3.500%, 4/1/2017	250,000	254,552
Hilbert School District, 2.100%, 4/1/2019, Call 4/1/2018	1,000,000	1,015,490
State of Wisconsin:
5.000%, 9/1/2020	175,000	201,416
5.000%, 3/1/2021	300,000	349,851
Town of Somers, 4.125%, 8/1/2019, Call 8/1/2017	375,000	384,877
Wisconsin Health & Educational Facilities Authority:
2.750%, 5/1/2017	130,000	130,770
3.000%, 8/15/2019	105,000	111,734
3.250%, 5/1/2018	200,000	202,668
4.000%, 8/15/2016	750,000	754,005
4.000%, 3/1/2017	150,000	153,317

4.000%, 8/15/2018	300,000	315,699
5.000%, 3/1/2020	200,000	223,532
5.000%, 8/15/2020	260,000	301,969
5.250%, 8/15/2017, Call 8/15/2016	65,000	65,608
5.500%, 12/15/2020, Call 12/15/2019	80,000	91,746
Wisconsin Health & Educational Facilities Authority, NATL-RE, 0.735%, 6/1/2019, Call 6/1/2016 (9) (13)	200,000	193,959
Wisconsin Housing & Economic Development Authority, 3.625%, 12/1/2019, Call 7/1/2016 (9)	240,000	240,588

		6,717,180

Total Municipals (identified cost $188,420,196)		189,665,742

Mutual Funds - 0.4%
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	84,884	854,785

Total Mutual Funds (identified cost $856,472)		854,785

Short-Term Investments - 0.3%

Mutual Funds - 0.3%
BMO Tax-Free Money Market Fund - Premier Class, 0.300% (4)	663,330	663,330

Total Short-Term Investments (identified cost $663,330)		663,330

Total Investments - 100.3% (identified cost $189,939,998)		191,183,857
Other Assets and Liabilities - (0.3)%		(659,237)

Total Net Assets - 100.0%		$190,524,620

Short-Term Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 21.0%

Automobiles - 6.4%
AmeriCredit Auto Receivables Trust, Class C, (Series 2012-4), 1.930%, 8/8/2018	$1,548,469	$1,549,979
BMW Vehicle Lease Trust, Class A3, (Series 2015-2), 1.400%, 9/20/2018	2,500,000	2,506,185
CarMax Auto Owner Trust:
Class A3, (Series 2015-4), 1.560%, 11/16/2020	650,000	653,136
Class A3, (Series 2016-2), 1.520%, 2/16/2021	420,000	420,448
CPS Auto Receivables Trust:
Class A, (Series 2012-A), 2.780%, 6/17/2019 (6)	417,110	417,691
Class A, (Series 2012-D), 1.480%, 3/16/2020 (6)	166,468	165,632
Class A, (Series 2013-A), 1.310%, 6/15/2020 (6)	484,857	479,702
GM Financial Leasing Trust:
Class A3, (Series 2014-1A), 1.010%, 5/22/2017 (6)	659,182	659,154
Class A3, (Series 2015-2), 1.680%, 12/20/2018	2,500,000	2,512,585
Harley-Davidson Motorcycle Trust:
Class A3, (Series 2015-1), 1.410%, 6/15/2020	2,500,000	2,500,790
Class A3, (Series 2015-2), 1.300%, 3/16/2020	1,000,000	1,001,724
Santander Drive Auto Receivables Trust:
Class A3, (Series 2014-4), 1.080%, 9/17/2018	1,162,495	1,162,380
Class C, (Series 2013-A), 3.120%, 10/15/2019 (6)	940,000	950,276
Toyota Auto Receivables Owner Trust, Class A4, (Series 2016-A), 1.470%, 9/15/2021	2,400,000	2,393,422
Volkswagen Auto Lease Trust, Class A3, (Series 2015-A), 1.250%, 12/20/2017	500,000	498,629
Volkswagen Auto Loan Enhanced Trust, Class A3, (Series 2014-1), 0.910%, 10/22/2018	1,672,720	1,667,048

		19,538,781
Credit Cards - 2.8%
Cabela’s Credit Card Master Trust, Class A1, (Series 2015-2), 2.250%, 7/17/2023	1,000,000	1,007,154
Discover Card Execution Note Trust, Class A1, (Series 2016-A1), 1.640%, 7/15/2021	3,385,000	3,408,678
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	2,000,000	2,039,656
Class A, (Series 2015-C), 1.260%, 3/15/2021	2,000,000	1,999,912

		8,455,400
Other Financial - 11.8%
Ally Master Owner Trust:
Class A, (Series 2012-5), 1.540%, 9/15/2019	1,000,000	1,001,551
Class A2, (Series 2014-4), 1.430%, 6/17/2019	3,858,000	3,860,905
American Homes 4 Rent, Class A, (Series 2014-SFR1), 1.434%, 6/17/2031 (6) (9)	965,784	953,108
Colony American Homes, Class A, (Series 2014-2A), 1.391%, 7/17/2031 (6) (9)	1,967,019	1,936,768
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	2,196,290	2,187,755
Countrywide Asset-Backed Certificates, Class A1, (Series 2007-QH2), 0.686%, 4/25/2037 (6) (9)	479,596	253,827
Dell Equipment Finance Trust, Class A3, (Series 2015-1), 1.300%, 3/23/2020 (6)	1,000,000	999,163
Ford Credit Floorplan Master Owner Trust:
Class A1, (Series 2014-1), 1.200%, 2/15/2019	1,626,000	1,625,434
Class A2, (Series 2015-4), 1.035%, 8/15/2020 (9)	2,000,000	1,994,298
Class C, (Series 2012-2), 2.860%, 1/15/2019	2,000,000	2,014,870
GMF Floorplan Owner Revolving Trust, Class A1, (Series 2015-1), 1.650%, 5/15/2020 (6)	1,000,000	998,345
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (6)	1,157,399	1,135,896
Invitation Homes Trust, Class A, (Series 2014-SFR1), 1.434%, 6/17/2031 (6) (9)	1,954,478	1,929,248
John Deere Owner Trust, Class A3, (Series 2015-B), 1.440%, 10/15/2019	1,000,000	998,618
Kubota Credit Owner Trust:
Class A3, (Series 2014-1A), 1.160%, 5/15/2018 (6)	1,056,220	1,056,177
Class A3, (Series 2015-1A), 1.540%, 3/15/2019 (6)	1,250,000	1,253,983
Navistar Financial Dealer Master Trust, Class A, (Series 2014-1), 1.196%, 10/25/2019 (6) (9)	1,758,000	1,752,051
Nissan Master Owner Trust, Class A2, (Series 2015-A), 1.440%, 1/15/2020	2,500,000	2,503,538
Silver Bay Realty Trust, Class A, (Series 2014-1), 1.434%, 9/17/2031 (6) (9)	1,894,702	1,856,857
SLM Student Loan Trust, Class A5, (Series 2004-5A), 1.238%, 10/25/2023 (6) (9)	1,075,035	1,072,398
Westgate Resorts LLC:

Class A, (Series 2015-2A), 3.200%, 7/20/2028 (6)	2,529,515	2,512,388
Class B, (Series 2014-1A), 3.250%, 12/20/2026 (6)	1,838,300	1,812,450

		35,709,628

Total Asset-Backed Securities (identified cost $64,024,713)		63,703,809

Collateralized Mortgage Obligations - 3.3%

Federal Home Loan Mortgage Corporation - 1.0%
2.000%, 1/15/2023, (Series 4315)	1,219,880	1,232,123
2.757%, 5/25/2020, (Series K009)	772,054	785,543
3.000%, 12/15/2041, (Series 4293)	1,018,449	1,054,512

		3,072,178

Federal National Mortgage Association - 0.3%
1.500%, 5/25/2043, (Series 2013-60)	932,528	919,212
Government National Mortgage Association - 1.1%
1.600%, 12/16/2042, (Series 2013-2)	990,357	987,094
1.800%, 7/16/2037, (Series 2013-179)	1,272,107	1,261,326
2.205%, 1/16/2044, (Series 2014-61)	1,165,973	1,169,367

		3,417,787
Private Sponsor - 0.9%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 2.974%, 5/20/2036 (9)	295,634	266,573
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	379,053	396,176
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	283,967	293,101
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	266,251	234,637
JP Morgan Mortgage Trust:
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	202,201	196,814
Class 3A1, (Series 2007-A2), 2.635%, 4/25/2037 (9)	25,355	21,977
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.848%, 11/25/2034 (9)	550,577	558,158
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 3.086%, 5/25/2036 (9)	245,068	233,198
Class 2A4, (Series 2006-AR8), 2.811%, 4/25/2036 (9)	79,885	78,007
Class A1, (Series 2006-AR19), 5.633%, 12/25/2036 (9)	417,741	392,513

		2,671,154

Total Collateralized Mortgage Obligations (identified cost $10,111,076)		10,080,331

Commercial Mortgage Securities - 3.1%

Private Sponsor - 3.1%
Assurant Commercial Mortgage Trust, Class A1, (Series 2016-1A), 1.360%, 5/15/2049	3,000,000	2,984,958
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	37,808	37,807
FREMF Mortgage Trust:
Class B, (Series 2011-K702), 4.766%, 4/25/2044 (6) (9)	1,495,000	1,547,059
Class B, (Series 2012-K501), 3.324%, 11/25/2046 (6) (9)	500,000	501,780
GS Mortgage Securities Trust, Class A1, (Series 2014-GC22), 1.290%, 6/10/2047	799,594	797,248
JPMBB Commercial Mortgage Securities Trust, Class A1, (Series 2013-C12), 1.085%, 7/15/2045	1,196,893	1,193,105
Morgan Stanley Capital I Trust, Class A4, (Series 2007-IQ15), 5.918%, 6/11/2049 (9)	1,085,221	1,126,257
NCUA Guaranteed Notes Trust, Class APT, (Series 2010-C1), 2.650%, 10/29/2020	94,783	94,812
Wells Fargo Commercial Mortgage Trust, Class A1, (Series 2014-LC16), 1.294%, 8/15/2050	1,267,921	1,266,034

Total Commercial Mortgage Securities (identified cost $9,660,290)		9,549,060

Corporate Bonds & Notes - 48.3%

Auto Manufacturers - 5.3%
American Honda Finance Corp., 1.500%, 3/13/2018 (1)	2,000,000	2,010,906
Ford Motor Credit Co. LLC:
2.021%, 5/3/2019 (1)	500,000	498,837
2.551%, 10/5/2018	2,000,000	2,028,354
2.943%, 1/8/2019	1,500,000	1,532,622
3.984%, 6/15/2016	1,000,000	1,001,080

General Motors Financial Co., Inc.:
2.400%, 5/9/2019 (1)	1,000,000	1,000,022
3.000%, 9/25/2017 (1)	500,000	506,815
3.100%, 1/15/2019	3,000,000	3,058,650
4.750%, 8/15/2017	500,000	516,543
PACCAR Financial Corp., 1.450%, 3/9/2018	1,090,000	1,093,965
Toyota Motor Credit Corp.:
1.200%, 4/6/2018 (1)	1,000,000	999,789
1.450%, 1/12/2018 (1)	865,000	868,294
Volkswagen Group of America Finance LLC, 1.250%, 5/23/2017 (6)	1,000,000	996,588

		16,112,465
Banks - 19.4%
ANZ New Zealand Int’l, Ltd./London, 1.750%, 3/29/2018 (6)	1,000,000	1,000,960
Bank of America Corp.:
2.000%, 1/11/2018 (1)	1,000,000	1,004,247
2.250%, 4/21/2020	1,000,000	997,474
Bank of America NA:
1.086%, 6/5/2017 (9)	1,000,000	1,001,541
1.650%, 3/26/2018	1,000,000	1,000,482
Bank of New York Mellon Corp.:
1.600%, 5/22/2018	550,000	554,434
2.100%, 1/15/2019	1,000,000	1,018,862
2.300%, 9/11/2019 (1)	1,250,000	1,273,694
Bank of Nova Scotia:
1.700%, 6/11/2018 (1)	1,250,000	1,254,965
1.950%, 1/15/2019 (1)	2,000,000	2,015,448
Branch Banking & Trust Co., 2.300%, 10/15/2018	1,090,000	1,111,690
Capital One Financial Corp., 2.450%, 4/24/2019 (1)	300,000	302,963
Capital One NA, 1.500%, 3/22/2018 (1)	1,250,000	1,243,551
Citigroup, Inc.:
1.550%, 8/14/2017 (1)	1,250,000	1,251,154
1.700%, 4/27/2018	1,300,000	1,298,458
2.050%, 12/7/2018 (1)	500,000	502,445
Deutsche Bank AG/London, 1.400%, 2/13/2017 (1)	2,000,000	1,997,352
Discover Bank, 2.600%, 11/13/2018	2,000,000	2,013,282
Goldman Sachs Group, Inc.:
2.000%, 4/25/2019	1,000,000	1,003,335
2.375%, 1/22/2018 (1)	1,050,000	1,061,887
2.550%, 10/23/2019	1,500,000	1,522,336
HSBC USA, Inc.:
1.700%, 3/5/2018	1,100,000	1,100,820
2.000%, 8/7/2018 (1)	1,000,000	1,003,472
Huntington National Bank:
1.300%, 11/20/2016	1,000,000	1,001,069
2.000%, 6/30/2018	2,900,000	2,911,568
JPMorgan Chase & Co., 2.000%, 8/15/2017	1,000,000	1,007,811
KeyBank NA:
1.700%, 6/1/2018	1,000,000	1,001,405
2.350%, 3/8/2019	1,000,000	1,012,053
Macquarie Bank, Ltd., 1.600%, 10/27/2017 (6)	1,000,000	998,466
Morgan Stanley:
2.125%, 4/25/2018 (1)	1,000,000	1,008,473
2.500%, 1/24/2019 (1)	900,000	914,790
National Australia Bank, Ltd., 1.875%, 7/23/2018	3,000,000	3,014,661
Nordea Bank AB, 3.125%, 3/20/2017 (6)	1,740,000	1,764,852
PNC Bank NA:
1.600%, 6/1/2018 (1)	2,500,000	2,509,090
1.950%, 3/4/2019	1,000,000	1,009,222
Regions Bank, 2.250%, 9/14/2018 (1)	1,500,000	1,508,366
Royal Bank of Canada:
1.500%, 1/16/2018	2,000,000	2,003,992
1.800%, 7/30/2018	1,000,000	1,006,287
2.000%, 12/10/2018	1,500,000	1,516,464
Svenska Handelsbanken AB, 1.625%, 3/21/2018	1,900,000	1,905,844
Toronto-Dominion Bank:
1.625%, 3/13/2018 (1)	2,000,000	2,007,946
1.750%, 7/23/2018 (1)	1,650,000	1,660,357

Wells Fargo Bank NA, 1.750%, 5/24/2019	700,000	702,564
Westpac Banking Corp.:
1.650%, 5/13/2019	500,000	502,190
2.250%, 1/17/2019	1,500,000	1,520,305

		59,022,627
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc., 1.900%, 2/1/2019 (1)	1,905,000	1,915,175
Coca-Cola Co., 1.150%, 4/1/2018 (1)	1,500,000	1,503,589

		3,418,764
Biotechnology - 0.5%
Amgen, Inc., 2.200%, 5/22/2019	1,450,000	1,471,379
Chemicals - 0.2%
Rohm & Haas Co., 6.000%, 9/15/2017	588,000	620,490
Computers - 0.4%
Apple, Inc., 1.700%, 2/22/2019	1,100,000	1,110,956
Diversified Financial Services - 2.5%
Ally Financial, Inc.:
3.250%, 9/29/2017 (1)	500,000	500,625
3.250%, 2/13/2018 (1)	1,000,000	1,000,000
American Express Credit Corp.:
1.125%, 6/5/2017	1,000,000	999,000
1.800%, 7/31/2018 (1)	1,425,000	1,432,390
2.375%, 5/26/2020 (1)	1,000,000	1,013,378
International Lease Finance Corp.:
2.584%, 6/15/2016 (9)	500,000	500,045
8.750%, 3/15/2017	1,135,000	1,191,195
Synchrony Financial, 1.875%, 8/15/2017	1,000,000	999,736

		7,636,369
Electric - 1.8%
Dominion Resources, Inc., 2.500%, 12/1/2019 (1)	2,000,000	2,029,034
Duke Energy Corp., 2.100%, 6/15/2018	1,500,000	1,511,888
Exelon Corp., 1.550%, 6/9/2017	1,500,000	1,500,495
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/2019	500,000	505,082

		5,546,499
Engineering & Construction - 0.3%
ABB Finance USA, Inc., 1.625%, 5/8/2017	1,000,000	1,004,855
Healthcare-Services - 0.8%
Anthem, Inc., 1.875%, 1/15/2018	750,000	752,879
UnitedHealth Group, Inc., 1.900%, 7/16/2018	1,500,000	1,519,432

		2,272,311
Insurance - 0.3%
QBE Insurance Group, Ltd., 2.400%, 5/1/2018 (6)	1,000,000	1,006,354
Internet - 0.3%
eBay, Inc., 2.500%, 3/9/2018	1,000,000	1,016,151
Machinery-Construction & Mining - 0.6%
Caterpillar Financial Services Corp., 1.700%, 6/16/2018 (1)	1,685,000	1,699,112
Machinery-Diversified - 1.6%
John Deere Capital Corp.:
1.300%, 3/12/2018	1,610,000	1,613,347
1.600%, 7/13/2018 (1)	1,150,000	1,159,579
Roper Technologies, Inc., 2.050%, 10/1/2018	2,000,000	2,018,360

		4,791,286
Miscellaneous Manufacturing - 0.4%
Ingersoll-Rand Global Holding Co., Ltd., 2.875%, 1/15/2019	1,000,000	1,030,763
Office/Business Equipment - 0.5%
Xerox Corp., 2.950%, 3/15/2017	1,575,000	1,584,800

Oil & Gas - 4.2%
BP Capital Markets PLC, 2.237%, 5/10/2019	2,000,000	2,028,212
Chevron Corp.:
1.345%, 11/15/2017	897,000	899,386
1.365%, 3/2/2018	2,000,000	2,003,670
1.961%, 3/3/2020 (1)	1,000,000	1,003,868
ConocoPhillips Co., 1.050%, 12/15/2017	2,000,000	1,979,534
Exxon Mobil Corp.:
1.708%, 3/1/2019 (1)	1,000,000	1,008,087
1.912%, 3/6/2020 (1)	1,200,000	1,209,788
Marathon Oil Corp., 6.000%, 10/1/2017 (1)	1,500,000	1,544,846
Shell International Finance BV, 1.625%, 11/10/2018	1,039,000	1,041,849

		12,719,240
Oil & Gas Services - 0.3%
Schlumberger Norge AS, 1.250%, 8/1/2017 (6)	1,000,000	996,947
Pharmaceuticals - 3.2%
AbbVie, Inc., 1.750%, 11/6/2017 (1)	1,670,000	1,674,190
Actavis Funding SCS, 1.850%, 3/1/2017	1,000,000	1,002,940
Cardinal Health, Inc.:
1.700%, 3/15/2018	2,000,000	2,008,676
1.950%, 6/15/2018 (1)	400,000	403,371
Express Scripts Holding Co.:
2.650%, 2/15/2017 (1)	1,500,000	1,515,192
2.250%, 6/15/2019	1,000,000	1,008,765
Merck & Co., Inc., 1.100%, 1/31/2018 (1)	2,000,000	2,005,546

		9,618,680
Pipelines - 0.5%
Kinder Morgan Energy Partners LP, 6.000%, 2/1/2017	1,500,000	1,539,675
Real Estate Investment Trusts - 0.7%
Welltower, Inc., 2.250%, 3/15/2018	2,000,000	2,013,574
Semiconductors - 0.5%
Intel Corp., 1.350%, 12/15/2017	1,600,000	1,604,843
Telecommunications - 2.9%
AT&T, Inc., 2.450%, 6/30/2020 (1)	500,000	502,026
British Telecommunications PLC, 1.625%, 6/28/2016 (1)	1,500,000	1,500,895
Cisco Systems, Inc.:
1.400%, 2/28/2018	1,000,000	1,005,738
1.650%, 6/15/2018 (1)	1,750,000	1,768,914
2.125%, 3/1/2019 (1)	1,500,000	1,534,105
Verizon Communications, Inc.:
1.350%, 6/9/2017 (1)	1,500,000	1,502,937
2.625%, 2/21/2020 (1)	500,000	512,868
3.650%, 9/14/2018 (1)	500,000	525,341

		8,852,824

Total Corporate Bonds & Notes (identified cost $145,806,060)		146,690,964

Mutual Funds - 1.5%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (16)	110,732	973,338
Fidelity Floating Rate High Income Fund	372,038	3,489,718

Total Mutual Funds (identified cost $4,413,582)		4,463,056

U.S. Government & U.S. Government Agency Obligations - 19.7%

Federal Home Loan Bank - 0.8%
0.625%, 10/26/2017 (1)	$2,350,000	2,344,475
Federal Home Loan Mortgage Corporation - 1.5%
0.750%, 1/12/2018	2,500,000	2,495,445
1.750%, 5/30/2019 (1)	2,000,000	2,038,354

		4,533,799

Federal National Mortgage Association - 3.8%
0.875%, 10/26/2017 (1)	2,000,000	2,001,332
0.875%, 2/8/2018	1,500,000	1,500,593
1.000%, 9/27/2017 (1)	1,000,000	1,002,417
1.000%, 2/26/2019	2,000,000	1,995,548
1.125%, 7/20/2018	2,000,000	2,007,624
1.500%, 6/22/2020	1,000,000	1,007,810
1.750%, 11/26/2019	2,000,000	2,038,866

		11,554,190

U.S. Treasury Bonds & Notes - 13.6%
0.625%, 11/30/2017 (1)	1,500,000	1,495,899
0.750%, 10/31/2017 (1)	1,500,000	1,499,004
0.750%, 3/31/2018 (1)	1,500,000	1,497,099
0.750%, 4/15/2018 (1)	2,000,000	1,995,664
0.875%, 1/31/2018	1,000,000	1,000,684
0.875%, 7/31/2019 (1)	1,000,000	994,570
1.000%, 2/15/2018 (1)	3,000,000	3,007,794
1.000%, 5/15/2018	1,500,000	1,503,486
1.000%, 5/31/2018	1,000,000	1,002,402
1.000%, 8/31/2019	1,500,000	1,496,543
1.000%, 9/30/2019 (1)	1,500,000	1,495,899
1.250%, 10/31/2018 (1)	2,000,000	2,014,648
1.250%, 11/15/2018	1,500,000	1,510,957
1.250%, 11/30/2018	1,500,000	1,510,986
1.250%, 1/31/2019	1,000,000	1,007,285
1.250%, 4/30/2019 (1)	2,000,000	2,014,336
1.250%, 1/31/2020	2,000,000	2,005,508
1.375%, 6/30/2018	2,000,000	2,019,610
1.375%, 9/30/2018 (1)	1,500,000	1,515,528
1.375%, 1/31/2020	1,000,000	1,007,500
1.375%, 2/29/2020	1,500,000	1,509,903
1.500%, 2/28/2019	1,500,000	1,521,153
1.625%, 7/31/2019 (1)	1,500,000	1,526,718
1.625%, 8/31/2019	1,750,000	1,780,933
1.750%, 9/30/2019	1,500,000	1,532,284
1.875%, 9/30/2017 (1)	2,000,000	2,028,828

		41,495,221

Total U.S. Government & U.S. Government Agency Obligations (identified cost $59,677,223)		59,927,685

U.S. Government Agency-Mortgage Securities - 0.6%

Federal National Mortgage Association - 0.6%
3.500%, 4/1/2026	169,024	178,596
4.000%, 11/1/2031	640,943	690,276
5.500%, 11/1/2033	188,725	213,682
5.500%, 2/1/2034	140,441	159,081
5.500%, 8/1/2037	334,533	378,872
9.500%, 12/1/2024	6,076	6,192
9.500%, 1/1/2025	8,107	8,185
9.500%, 1/1/2025	8,024	8,105
10.000%, 7/1/2020	15,947	16,299

		1,659,288
Government National Mortgage Association - 0.0%
7.500%, 8/15/2037	58,791	68,688
9.000%, 12/15/2019	8,040	8,692

		77,380

Total U.S. Government Agency-Mortgage Securities (identified cost $1,673,109)		1,736,668

Short-Term Investments - 18.2%

Collateral Pool Investments for Securities on Loan - 15.7%
Collateral pool allocation (3)		47,677,302

Commercial Paper - 0.5%
Westpac Banking Corp., 0.370%, 3/3/2017 (12)	1,500,000	1,501,369
Mutual Funds - 2.0%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	6,101,784	6,101,784

Total Short-Term Investments (identified cost $55,279,172)		55,280,455

Total Investments - 115.7% (identified cost $350,645,225)		351,432,028
Other Assets and Liabilities - (15.7)%		(47,648,165)

Total Net Assets - 100.0%		$303,783,863

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.4%

Alabama - 1.4%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$323,157
4.000%, 7/1/2021	1,895,000	2,100,304
4.375%, 10/1/2017	200,000	209,340
5.000%, 10/1/2020, Call 10/1/2018	230,000	250,946
Alabama Housing Finance Authority, GNMA, 4.800%, 6/20/2032, Call 12/20/2016 (15)	200,000	208,660
Butler County Board of Education, AGM:
2.000%, 7/1/2017	375,000	379,211
4.000%, 7/1/2020	585,000	642,880
City of Alexander City, AGC, 5.000%, 5/1/2018	1,000,000	1,075,130
City of Birmingham, 0.000%, 3/1/2022 (14)	1,945,000	2,072,553
County of Jefferson, AGM, 0.909%, 2/1/2042, Call 6/28/2016 (9)	454,517	383,177
Eutaw Industrial Development Board, 0.370%, 6/1/2028, Call 6/1/2016 (9)	1,600,000	1,600,000
Health Care Authority for Baptist Health, 0.800%, 11/1/2042 (9)	3,485,000	3,485,000
Health Care Authority for Baptist Health, AGC, 0.750%, 11/15/2037, Call 6/3/2016 (9) (13)	2,175,000	2,175,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,932,749
Pell City Special Care Facilities, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,567,760

		24,405,867

Alaska - 0.6%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,375,000	1,636,869
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	3,043,975
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,215,860
Alaska Municipal Bond Bank Authority, AMBAC:
5.100%, 4/1/2033, Call 4/1/2018	165,000	177,910
5.100%, 4/1/2033, Call 4/1/2018	35,000	37,420
Borough of Matanuska-Susitna:
5.000%, 11/1/2021	500,000	597,225
5.000%, 11/1/2022	500,000	605,560
5.000%, 4/1/2031, Call 4/1/2021	150,000	173,374
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,191,707
City of Anchorage, NATL-RE, 5.000%, 12/1/2024, Call 7/1/2016	305,000	306,043
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,367,893

		10,353,836

Arizona - 3.1%
Arizona Department of Transportation State Highway, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,557,700
Arizona Health Facilities Authority:
2.250%, 2/5/2020, Call 8/9/2019 (9)	4,500,000	4,606,785
5.000%, 1/1/2020, Call 1/1/2017	1,400,000	1,435,630
5.000%, 2/1/2022	1,000,000	1,180,330
Arizona School Facilities Board, AMBAC, 4.000%, 7/1/2016	250,000	250,610
Arizona Sports & Tourism Authority, 4.000%, 7/1/2018	765,000	798,522
Arizona State University, 6.250%, 7/1/2028, Call 7/1/2018	1,050,000	1,160,764
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,450,525
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,616,832
City of Glendale, 5.000%, 7/1/2021, Call 7/1/2017	400,000	418,656
City of Goodyear, 5.125%, 7/1/2025, Call 7/1/2020	345,000	393,697
City of Peoria, 4.000%, 7/1/2019	515,000	560,238
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	572,810
County of Pima, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,737,216
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	938,050
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	565,430

Greater Arizona Development Authority, NATL-RE:
5.000%, 8/1/2019, Call 8/1/2017	250,000	261,780
5.000%, 8/1/2027, Call 8/1/2017	975,000	1,021,059
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (6)	500,000	511,580
Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	3,000,000	3,367,710
La Paz County Industrial Development Authority, 5.000%, 2/15/2036, Call 2/15/2026	1,000,000	1,096,540
Maricopa County Elementary School District No. 33 Buckeye, 5.250%, 7/1/2018	365,000	392,036
Maricopa County Industrial Development Authority:
3.000%, 1/1/2017	315,000	318,692
3.000%, 1/1/2018	325,000	334,734
4.000%, 1/1/2019	200,000	213,960
Maricopa County Unified School District No. 60 Higley, AGM:
4.000%, 7/1/2022	500,000	571,725
5.000%, 7/1/2023	1,000,000	1,224,400
5.000%, 7/1/2024	575,000	714,702
Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	687,582
5.000%, 7/1/2020, Call 7/1/2018	600,000	651,042
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,200,654
Phoenix Civic Improvement Corp., BHAC, 5.500%, 7/1/2027 (14)	500,000	652,250
Phoenix Civic Improvement Corp., NATL-RE FGIC:
5.500%, 7/1/2021 (14)	555,000	656,876
5.500%, 7/1/2036 (14)	530,000	724,849
Pima County Industrial Development Authority:
4.500%, 7/1/2020	535,000	576,013
4.500%, 7/1/2021, Call 7/1/2020	1,320,000	1,408,744
4.500%, 7/1/2022, Call 7/1/2020	1,385,000	1,482,906
6.375%, 7/1/2028, Call 7/1/2018	270,000	285,360
Pinal County School District No. 1 Florence, BAM, 5.000%, 7/1/2023	350,000	422,047
Rio Nuevo Multipurpose Facilities District, AGC, 6.000%, 7/15/2020, Call 7/15/2018	240,000	266,086
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	130,639
Scottsdale Industrial Development Authority, 5.000%, 9/1/2018	250,000	270,640
Scottsdale Industrial Development Authority, FSA, 0.650%, 9/1/2045, Call 6/7/2016 (9) (13)	2,175,000	2,175,000
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,128,510
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,620,200
Town of Marana, 5.000%, 7/1/2023	450,000	553,684
Tucson & Pima Counties Industrial Development Authorities, GNMA/FNMA/FHLMC, 5.400%, 6/1/2040, Call 12/1/2017 (15)	175,000	184,915
University Medical Center Corp., 5.000%, 7/1/2021	425,000	500,191
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	530,839
Yuma Municipal Property Corp., XLCA:
5.000%, 7/1/2021, Call 7/1/2017	1,900,000	1,988,616
5.000%, 7/1/2023, Call 7/1/2017	1,950,000	2,040,948
5.000%, 7/1/2025, Call 7/1/2017	1,000,000	1,046,640

		56,457,944

Arkansas - 1.2%
Arkansas Development Finance Authority:
5.000%, 2/1/2020	255,000	287,451
5.000%, 2/1/2021	315,000	363,371
5.000%, 2/1/2022	150,000	175,986
Arkansas Development Finance Authority, BAM, 1.000%, 12/1/2021	65,000	65,000
Arkansas Development Finance Authority, GNMA/FNMA:
4.000%, 1/1/2025, Call 7/1/2021	255,000	272,001
4.000%, 7/1/2025, Call 7/1/2021	540,000	574,679
4.750%, 7/1/2032, Call 1/1/2017 (15)	145,000	148,158
Arkansas State University:
4.000%, 3/1/2021	390,000	433,158
4.000%, 3/1/2022	1,140,000	1,280,243
4.000%, 3/1/2023	985,000	1,116,005
City of Fayetteville, 3.300%, 11/1/2023	2,985,000	3,246,725
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	920,000	957,941
City of Rogers:
2.125%, 11/1/2029, Call 11/1/2021	1,500,000	1,502,310
4.125%, 11/1/2031, Call 11/1/2021	25,000	25,309
City of Springdale:
3.000%, 11/1/2021	1,000,000	1,078,750

5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,188,260
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	1,895,000	1,885,809
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	648,112
County of Greene, AGM:
4.000%, 3/1/2019, Call 3/1/2017	840,000	858,757
4.000%, 3/1/2020, Call 3/1/2017	1,430,000	1,461,188
County of Jefferson, AGM, 5.000%, 6/1/2026, Call 12/1/2019	20,000	22,498
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	1,082,018
5.000%, 11/1/2023, Call 11/1/2022	860,000	1,021,336
University of Arkansas:
5.000%, 12/1/2021	300,000	358,326
5.000%, 12/1/2022	520,000	631,504
5.000%, 12/1/2023, Call 12/1/2022	500,000	609,980
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,218,200

		22,513,075

California - 7.3%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	587,131
Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,139,320
ABC Unified School District, MBIA, 5.000%, 2/1/2021	1,250,000	1,448,662
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036 (14)	1,150,000	1,076,503
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	248,434
Baldwin Park Unified School District, AMBAC, 0.000%, 8/1/2020, Call 8/1/2016	240,000	199,013
Bay Area Toll Authority, 1.650%, 4/1/2027, Call 10/1/2026 (9)	5,000,000	4,955,650
BB&T Municipal Trust, 1.200%, 11/15/2019 (6) (9)	1,500,000	1,505,340
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	370,580
0.000%, 8/1/2031	615,000	374,424
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,145,362
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (14)	1,325,000	1,120,619
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 7/1/2016	4,855,000	4,860,826
California Health Facilities Financing Authority, 5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,314,040
California Health Facilities Financing Authority, NATL-RE, 0.502%, 7/1/2022, Call 6/1/2016 (9) (13)	2,300,000	2,215,137
California Municipal Finance Authority, 2.500%, 11/1/2016, Call 6/21/2016 (9)	330,000	330,007
California Pollution Control Financing Authority:
0.650%, 8/1/2016 (6) (9)	1,000,000	999,920
0.900%, 8/1/2016 (6) (9) (15)	5,000,000	4,999,600
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,155,300
California State University, 5.000%, 11/1/2031, Call 5/1/2026	2,000,000	2,512,420
California Statewide Communities Development Authority:
5.000%, 12/1/2028, Call 6/1/2026 (6)	1,000,000	1,169,720
5.000%, 12/1/2036, Call 6/1/2026 (6)	1,000,000	1,128,290
5.000%, 12/1/2041, Call 6/1/2026 (6)	1,000,000	1,110,440
California Statewide Communities Development Authority, AGM, 0.550%, 7/1/2040, Call 6/3/2016 (9) (13)	475,000	475,000
California Statewide Communities Development Authority, CMI, 2.500%, 8/1/2020, Call 11/1/2016	2,100,000	2,112,957
California Statewide Communities Development Authority, NATL-RE, 5.125%, 7/1/2024, Call 7/1/2018	1,500,000	1,631,775
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	996,064
Central Union High School District-Imperial County, NATL-RE, 4.000%, 8/1/2019, Call 8/1/2016	670,000	671,306
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,053,435
City of Madera:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,809,904
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,528,294
Corcoran Joint Unified School District, AGM, 2.700%, 12/1/2039, Call 12/1/2016 (9)	2,000,000	2,004,500
County of Los Angeles, 0.000%, 9/1/2018	750,000	729,480
County of Los Angeles, AMBAC, 0.000%, 9/1/2020	600,000	561,702
County of San Joaquin, 5.000%, 4/1/2022	350,000	412,965
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	510,000	450,498
Desert Community College District, AGM, 0.000%, 8/1/2026, Call 8/1/2017	400,000	246,420
Duarte Unified School District, 0.000%, 8/1/2026 (14)	585,000	713,706
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	520,683
5.000%, 10/1/2022	515,000	622,032

5.000%, 10/1/2022	580,000	698,216
5.000%, 10/1/2023	800,000	983,008
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032 (14)	500,000	550,170
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (14)	1,250,000	1,215,562
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	297,955
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	391,363
Fresno Unified School District, MBIA, 6.000%, 8/1/2026	2,890,000	3,664,982
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	477,188
5.000%, 6/1/2023	400,000	485,528
5.000%, 6/1/2024	775,000	954,350
5.000%, 6/1/2025	425,000	529,083
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	227,010
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,331,200
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	103,845
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	429,101
Lakeside Union School District/San Diego County, AGC, 0.000%, 9/1/2027	295,000	212,704
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,176,690
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	2,039,432
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	755,520
5.000%, 8/1/2025, Call 8/1/2023	760,000	917,024
McFarland Unified School District, BAM, 5.000%, 11/1/2039, Call 11/1/2024	300,000	363,150
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (14)	165,000	161,284
McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	497,400
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	770,715
Mendocino-Lake Community College District, AGM, 0.000%, 8/1/2031, Call 8/1/2026 (14)	300,000	380,304
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,401,200
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	591,965
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025 (14)	2,125,000	1,887,276
Murrieta Valley Unified School District Public Financing Authority, NATL-RE FGIC, 0.000%, 9/1/2020	500,000	460,855
New Haven Unified School District, NATL-RE, 0.000%, 8/1/2025, Call 7/1/2016	1,455,000	904,326
Northern California Gas Authority No. 1:
1.049%, 7/1/2019 (9)	3,000,000	2,944,710
1.139%, 7/1/2027 (9)	1,915,000	1,735,028
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	588,250
5.000%, 7/1/2032, Call 7/1/2022	700,000	819,168
Orchard School District, NATL-RE FGIC, 0.000%, 8/1/2023	590,000	512,362
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,332,820
Porterville Unified School District Facilities Improvement District, AGM, 0.000%, 8/1/2034, Call 8/1/2017	1,500,000	643,800
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	264,594
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	290,422
5.000%, 12/1/2028, Call 12/1/2025	425,000	520,340
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,213,900
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,414,620
San Diego Public Facilities Financing Authority:
5.000%, 10/15/2027, Call 10/15/2025	2,000,000	2,506,260
5.000%, 10/15/2028, Call 10/15/2025	1,550,000	1,931,858
San Francisco International Airport, 5.000%, 5/1/2024, Call 5/1/2021	1,040,000	1,230,102
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,642,114
San Jose Unified School District, NATL, 0.000%, 8/1/2027	1,495,000	1,114,388
San Miguel Joint Union Elementary School District, AGM:
0.000%, 6/15/2020	415,000	379,036
0.000%, 6/15/2021	490,000	433,910
0.000%, 6/15/2022	505,000	431,351
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	457,465
Santa Ana Unified School District, AGM, 5.500%, 8/1/2030, Call 8/1/2018	930,000	1,022,191
Santa Barbara County College Elementary School District:
0.000%, 8/1/2027	365,000	261,793
0.000%, 8/1/2031	470,000	286,573

Sierra View Local Health Care District:
3.800%, 7/1/2017	370,000	377,023
4.875%, 7/1/2018, Call 7/1/2017	900,000	940,671
5.250%, 7/1/2022, Call 7/1/2017	1,580,000	1,657,752
5.250%, 7/1/2023, Call 7/1/2017	250,000	262,303
5.300%, 7/1/2026, Call 7/1/2017	350,000	367,409
State of California:
1.005%, 12/1/2017, Call 6/1/2017 (9)	2,500,000	2,500,900
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,461,260
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,827,202
Tahoe Forest Hospital District:
5.500%, 8/1/2027, Call 8/1/2018	1,345,000	1,481,074
5.500%, 8/1/2035, Call 8/1/2018	1,000,000	1,101,170
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 7/1/2016 (9)	1,625,000	1,631,012
Upland Community Facilities District, 3.000%, 9/1/2017	530,000	539,164
Vallejo City Unified School District, MBIA, 5.900%, 8/1/2025	1,225,000	1,508,771
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,308,637
Watereuse Finance Authority, BAM, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,256,702
West Contra Costa Unified School District, AGM-CR NATL-RE FGIC, 0.000%, 8/1/2025	310,000	244,230
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,313,700
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,050,621
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	181,325
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	97,818
0.000%, 8/1/2023	240,000	204,614
0.000%, 8/1/2024, Call 8/1/2023	330,000	247,517
0.000%, 8/1/2025, Call 8/1/2023	270,000	191,538
0.000%, 8/1/2026, Call 8/1/2023	330,000	220,242
0.000%, 8/1/2028, Call 8/1/2023	420,000	249,543
Yosemite Community College District, AGM, 5.000%, 8/1/2032, Call 8/1/2018	75,000	81,786

		131,646,904

Colorado - 1.8%
Adams County School District No. 14, SAW:
5.000%, 12/1/2024	500,000	629,545
5.000%, 12/1/2026, Call 12/1/2024	355,000	438,130
5.000%, 12/1/2027, Call 12/1/2024	500,000	611,400
City & County of Denver, 5.000%, 11/15/2021	500,000	589,815
Colorado Educational & Cultural Facilities Authority:
0.750%, 6/1/2029, Call 6/2/2016 (9)	3,855,000	3,855,000
3.000%, 12/1/2016	120,000	121,277
4.000%, 12/1/2017	120,000	125,382
4.000%, 12/15/2025 (6)	535,000	555,640
5.000%, 9/1/2020 (14)	1,060,000	1,214,813
5.000%, 9/1/2021 (14)	865,000	1,011,410
5.000%, 10/1/2030, Call 10/1/2025	1,250,000	1,463,137
Colorado Health Facilities Authority:
4.000%, 12/1/2016	505,000	512,757
4.500%, 2/1/2020	455,000	494,785
5.000%, 9/1/2018	530,000	571,388
5.000%, 9/1/2019	560,000	620,138
5.000%, 2/1/2021	475,000	535,173
5.000%, 9/1/2022	750,000	871,402
5.000%, 12/1/2023	215,000	259,849
5.000%, 2/1/2024	420,000	488,645
5.125%, 11/15/2020, Call 11/15/2016 (9)	555,000	566,494
5.250%, 1/1/2025, Call 1/1/2020	460,000	523,140
Colorado Mountain Junior College District, NATL-RE, 3.750%, 8/1/2016	400,000	401,964
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	909,540
5.000%, 12/1/2021	725,000	858,770
5.000%, 12/1/2022	1,185,000	1,426,906
County of Boulder:
5.000%, 12/1/2023, Call 12/1/2020	500,000	583,845
5.000%, 12/1/2025, Call 12/1/2020	475,000	556,472
County of El Paso, GNMA/FNMA, 5.450%, 12/1/2039, Call 12/1/2016 (15)	112,525	113,909
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,805,190
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,341,603

E-470 Public Highway Authority, NATL-RE, 5.000%, 9/1/2016	250,000	252,718
Park Creek Metropolitan District:
5.000%, 12/1/2028, Call 12/1/2025	835,000	975,096
5.000%, 12/1/2029, Call 12/1/2025	655,000	761,359
5.000%, 12/1/2030, Call 12/1/2025	545,000	631,061
Public Authority for Colorado Energy, 5.750%, 11/15/2018	490,000	524,006
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,389,040
Weld County School District No. RE-7 Platte Valley, SAW:
4.000%, 12/1/2021, Call 12/1/2020	625,000	700,763
4.000%, 12/1/2022, Call 12/1/2020	400,000	446,816
4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,268,147

		32,006,525

Connecticut - 0.8%
City of New Haven, AGM, 5.000%, 8/1/2023	2,060,000	2,477,974
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	845,000	897,179
Connecticut State Health & Educational Facility Authority:
2.875%, 9/1/2020, Call 9/1/2017 (6)	450,000	452,155
3.250%, 9/1/2021, Call 3/1/2018 (6)	700,000	704,711
State of Connecticut:
5.000%, 3/15/2025	2,500,000	3,074,175
5.000%, 3/15/2031, Call 3/15/2025	3,810,000	4,517,174
University of Connecticut, 5.000%, 3/15/2031, Call 3/15/2026	2,075,000	2,526,686

		14,650,054

Delaware - 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,559,085
Delaware State Housing Authority:
0.000%, 7/1/2031, Call 7/1/2021	510,000	257,336
5.000%, 1/1/2026, Call 7/1/2019 (15)	235,000	247,406
5.200%, 7/1/2029, Call 7/1/2018	1,105,000	1,151,200
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,845,835

		8,060,862

District of Columbia - 0.4%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	2,087,271
5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,822,975
5.000%, 12/1/2036, Call 12/1/2021	500,000	585,060
Washington Convention & Sports Authority, 4.500%, 10/1/2030, Call 10/1/2020	2,125,000	2,343,216

		7,838,522

Florida - 5.3%
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,913,790
City of Boynton Beach, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,174,990
City of Fort Pierce, AGC, 5.875%, 9/1/2028, Call 9/1/2018	1,000,000	1,104,850
City of Gainesville, AMBAC, 5.500%, 8/1/2017	1,000,000	1,054,080
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,305,960
City of Lakeland, AGM, 5.250%, 10/1/2028	1,250,000	1,666,037
City of North Port, 5.000%, 7/1/2022	200,000	238,336
City of Port St. Lucie, AGC, 6.250%, 9/1/2027, Call 9/1/2018	500,000	554,915
City of Sunrise, 4.000%, 10/1/2019	540,000	581,283
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	868,818
0.000%, 10/1/2020	975,000	921,433
0.000%, 10/1/2021	175,000	162,206
City of Tallahassee:
5.000%, 12/1/2025	305,000	374,589
5.000%, 12/1/2026, Call 12/1/2025	450,000	550,948
5.000%, 12/1/2027, Call 12/1/2025	400,000	485,936
5.000%, 12/1/2028, Call 12/1/2025	500,000	604,595
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,289,900
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	422,078
Columbia County School Board, 5.000%, 7/1/2026, Call 7/1/2025	495,000	603,019
County of Bay, 3.500%, 9/1/2016	95,000	94,955
County of Brevard, AMBAC, 5.000%, 7/1/2016	910,000	913,258
County of Broward:
5.000%, 10/1/2026, Call 10/1/2025 (15)	750,000	917,692

5.000%, 10/1/2031, Call 10/1/2025 (15)	1,000,000	1,183,070
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023 (15)	740,000	843,474
County of Lee, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,366,660
County of Martin, 0.390%, 7/15/2022, Call 6/1/2016 (9)	4,300,000	4,300,000
County of Miami-Dade:
5.000%, 10/1/2025, Call 10/1/2024	800,000	988,080
5.250%, 10/1/2029, Call 10/1/2023	100,000	122,353
5.500%, 10/1/2026, Call 10/1/2020	1,900,000	2,233,849
County of Miami-Dade, AGC:
0.000%, 10/1/2021	610,000	542,022
5.000%, 10/1/2029, Call 10/1/2019	400,000	446,652
County of Miami-Dade, BHAC, 6.000%, 10/1/2023, Call 10/1/2018	1,000,000	1,118,930
County of Miami-Dade, NATL-RE BHAC-CR, 5.000%, 10/1/2030, Call 10/1/2017 (14)	475,000	499,861
County of Orange, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,843,018
County of Polk, NATL-RE, 5.000%, 12/1/2016	625,000	638,150
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,874,974
5.000%, 10/1/2021	1,110,000	1,308,812
Dupree Lakes Community Development District, BAM:
3.000%, 5/1/2018	230,000	237,312
3.000%, 5/1/2019	190,000	197,756
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,702,774
Emerald Coast Utilities Authority, NATL-RE FGIC:
5.000%, 1/1/2020, Call 1/1/2017	1,000,000	1,023,510
5.000%, 1/1/2022, Call 1/1/2017	970,000	992,688
Florida HomeLoan Corp., GNMA/FHLMC/FNMA, 5.000%, 7/1/2028, Call 1/1/2020	375,000	389,558
Florida HomeLoan Corp., GNMA/FNMA/FHLMC, 4.450%, 1/1/2030, Call 7/1/2021	445,000	474,094
Florida Municipal Loan Council, AGM, 5.000%, 5/1/2021	1,745,000	2,033,099
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,845,311
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,554,376
Highlands County Health Facilities Authority, 5.125%, 11/15/2023, Call 11/15/2016 (9)	500,000	510,240
Hillsborough County Industrial Development Authority, 5.000%, 10/1/2021, Call 10/1/2016	295,000	299,508
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,323,680
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,997,525
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,416,700
Orange County Health Facilities Authority:
4.000%, 10/1/2045, Call 10/1/2026	1,000,000	1,061,710
5.000%, 10/1/2031, Call 10/1/2026	500,000	613,650
5.250%, 10/1/2035, Call 10/1/2018	440,000	484,202
Orange County Housing Finance Authority, 0.970%, 1/15/2040, Call 6/15/2016 (9) (15)	4,540,000	4,540,000
Orange County Housing Finance Authority, GMNA FNMA FHLMC COLL, 4.000%, 9/1/2040, Call 9/1/2024	3,965,000	4,294,967
Pinellas County Educational Facilities Authority, 4.000%, 10/1/2016	350,000	353,353
Polk County Housing Finance Authority, GNMA, 5.000%, 9/1/2029, Call 8/1/2020	150,000	162,626
South Florida Water Management District, 5.000%, 10/1/2026, Call 4/1/2026	1,500,000	1,876,860
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2018 (6)	2,405,000	2,552,787
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,881,275
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,072,100
5.000%, 7/1/2020	500,000	564,520
Suncoast Community Development District, 2.000%, 5/1/2017	170,000	171,724
Town of Davie:
5.000%, 4/1/2019	75,000	82,789
5.000%, 4/1/2021	615,000	712,385
5.000%, 4/1/2022	830,000	979,317
Tradition Community Development District No. 1, AGM, 2.000%, 5/1/2017	1,000,000	1,012,240
University of North Florida Financing Corp., 5.000%, 11/1/2026, Call 11/1/2017	4,285,000	4,523,289
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	844,924
Volusia County School Board, BAM, 5.000%, 8/1/2031, Call 2/1/2026	1,000,000	1,209,540

		95,105,962

Georgia - 3.7%
Appling County Development Authority, 0.400%, 9/1/2029, Call 6/1/2016 (9)	4,900,000	4,900,000
Burke County Development Authority, 0.380%, 7/1/2049, Call 6/1/2016 (9)	4,250,000	4,250,000
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	2,790,000	3,208,249

5.000%, 7/1/2024, Call 7/1/2020	1,640,000	1,883,737
City of Atlanta:
5.000%, 1/1/2025	225,000	275,965
5.000%, 1/1/2028, Call 1/1/2026	560,000	680,702
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,198,290
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,978,400
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,186,760
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,183,710
City of Atlanta, NATL-RE FGIC, 5.500%, 11/1/2022	1,000,000	1,210,800
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,400,320
County of DeKalb, 5.000%, 12/1/2025	4,950,000	6,341,692
East Point Building Authority, XLCA:
4.500%, 2/1/2025, Call 7/1/2016	500,000	500,325
5.000%, 2/1/2017	875,000	888,816
Effingham County Industrial Development Authority, 0.400%, 2/1/2038, Call 6/1/2016 (9)	6,370,000	6,370,000
Floyd County Development Authority, 0.400%, 9/1/2026, Call 6/1/2016 (9)	2,180,000	2,180,000
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,528,829
5.000%, 7/1/2021	1,155,000	1,353,775
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,477,712
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,232,762
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,589,058
Main Street Natural Gas, Inc.:
5.000%, 3/15/2017	1,320,000	1,361,078
5.250%, 9/15/2018	250,000	271,550
Monroe County Development Authority, 0.400%, 11/1/2048, Call 6/1/2016 (9)	4,500,000	4,500,000
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	650,239
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,259,239
5.375%, 1/1/2029, Call 1/1/2019	940,000	1,032,252
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	962,528
5.000%, 1/1/2024	1,000,000	1,216,230
5.000%, 1/1/2025, Call 1/1/2024	700,000	844,242
South Georgia Governmental Services Authority, MBIA, 5.000%, 1/1/2020, Call 7/1/2016	300,000	300,915
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	30,136
Spalding County, 6.125%, 9/1/2028, Call 9/1/2018	700,000	782,243
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,461,644
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,167,260

		67,659,458

Hawaii - 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	606,265
5.000%, 10/1/2023	500,000	617,485

		1,223,750

Idaho - 0.3%
Boise-Kuna Irrigation District:
5.875%, 6/1/2022, Call 6/1/2018	200,000	220,044
7.375%, 6/1/2034, Call 6/1/2018	340,000	384,146
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,243,730
Idaho Health Facilities Authority, 6.500%, 11/1/2023, Call 11/1/2018	515,000	582,171
Idaho Housing & Finance Association, AGC, 5.250%, 7/15/2026, Call 7/15/2018	2,965,000	3,240,686

		5,670,777

Illinois - 12.3%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,329,084
Chicago Board of Education, 4.400%, 3/1/2017, Call 9/1/2016 (9)	6,750,000	6,616,417
Chicago Board of Education, NATL:
0.000%, 12/1/2022	365,000	286,934
5.250%, 12/1/2021	1,000,000	1,097,780
Chicago Board of Education, NATL-RE, 5.000%, 12/1/2019	70,000	75,020
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (15)	1,500,000	1,803,270

5.000%, 1/1/2031, Call 1/1/2025 (15)	1,000,000	1,160,090
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	874,990
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,200,100
5.000%, 1/1/2025, Call 7/1/2020	230,000	248,168
5.000%, 1/1/2026, Call 1/1/2021	730,000	792,977
5.000%, 11/15/2029, Call 11/15/2018	130,000	135,595
Chicago Transit Authority, AGC:
5.250%, 6/1/2019, Call 6/1/2018	375,000	403,223
5.250%, 6/1/2022, Call 6/1/2018	3,250,000	3,474,640
City of Calumet City, AGM, 4.000%, 3/1/2017	435,000	442,817
City of Chicago:
5.000%, 1/1/2019	455,000	478,555
5.000%, 11/1/2025	2,000,000	2,405,780
5.000%, 11/1/2026	1,600,000	1,932,016
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,196,470
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,196,470
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,190,500
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,187,530
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,255,050
5.000%, 1/1/2039, Call 1/1/2025	500,000	559,865
City of Chicago, AGM, 5.000%, 11/1/2027, Call 11/1/2018	200,000	212,058
City of Chicago, AGM-CR FGIC, 5.000%, 1/1/2023, Call 1/1/2017	200,000	203,206
City of Chicago, NATL-RE, 5.530%, 1/1/2020, Call 7/1/2016 (14)	1,000,000	1,013,920
City of Rochelle, AGM, 3.000%, 5/1/2017	250,000	254,683
City of Springfield:
5.000%, 12/1/2022	905,000	1,068,371
5.000%, 3/1/2026, Call 3/1/2025	1,000,000	1,213,620
5.000%, 3/1/2027, Call 3/1/2025	1,000,000	1,202,200
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,196,110
5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,190,910
5.000%, 3/1/2031, Call 3/1/2025	900,000	1,063,305
5.500%, 3/1/2032, Call 3/1/2018	1,000,000	1,073,450
City of Springfield, NATL-RE:
5.000%, 3/1/2018, Call 3/1/2017	1,000,000	1,032,170
5.000%, 3/1/2022, Call 3/1/2017	650,000	670,911
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	209,385
0.000%, 12/1/2029, Call 12/1/2024	400,000	249,700
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	668,474
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	838,230
Cook County Community High School District No. 219-Niles Township, FSA, 5.000%, 12/1/2025, Call 12/1/2017	1,405,000	1,491,407
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	746,385
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	499,338
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,761,675
0.000%, 12/1/2029	2,580,000	1,532,004
Cook County School District No. 159 Matteson-Richton Park, FSA, 0.000%, 12/1/2016	300,000	297,180
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,670,436
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	590,382
Cook County Township High School District No. 220 Reavis:
6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,243,260
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,526,880
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,677,082
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,763,153
County of Cook, 5.250%, 11/15/2023, Call 11/15/2020	350,000	388,577
County of Cook, AMBAC, 5.000%, 11/15/2023, Call 7/1/2016	270,000	270,861
County of Cook, BAM, 5.000%, 11/15/2023	1,000,000	1,172,670
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	551,780
5.250%, 10/1/2024, Call 10/1/2019	215,000	239,957
5.250%, 10/1/2027, Call 10/1/2019	835,000	949,971
5.250%, 10/1/2027, Call 10/1/2019	315,000	349,619
5.500%, 1/1/2038, Call 1/1/2023	825,000	967,147

DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	556,590
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	285,060
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	580,000
DeKalb Kane & LaSalle Counties Etc Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	154,137
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	482,040
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	551,805
Illinois Finance Authority:
1.300%, 5/8/2017 (9)	960,000	961,325
2.500%, 5/15/2018	170,000	170,806
4.000%, 10/1/2016	345,000	348,305
5.000%, 11/15/2023, Call 11/15/2022	215,000	252,141
5.000%, 8/15/2024	250,000	296,680
5.000%, 5/15/2025	1,000,000	1,105,480
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,213,940
5.000%, 11/15/2027, Call 11/15/2025	500,000	601,355
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,417,040
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,066,060
5.000%, 11/1/2030, Call 11/1/2026	1,200,000	1,444,176
5.000%, 11/1/2031, Call 11/1/2026	645,000	773,013
5.250%, 11/15/2022, Call 11/15/2017	1,450,000	1,544,351
5.250%, 2/15/2030, Call 2/15/2020	250,000	281,498
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,135,876
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	3,158,478
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,550,440
Illinois Finance Authority, AGC:
5.250%, 8/15/2019	250,000	279,013
5.250%, 8/15/2033, Call 8/15/2018	880,000	950,937
Illinois Finance Authority, AGM:
0.000%, 1/1/2020	450,000	431,604
0.000%, 1/1/2020	500,000	466,465
0.000%, 1/1/2021	255,000	230,176
5.150%, 1/1/2019	420,000	463,226
Illinois Finance Authority, AMBAC, 6.000%, 2/1/2022, Call 2/1/2018	335,000	362,577
Illinois Housing Development Authority, GNMA/FNMA COLL, 2.450%, 6/1/2043, Call 1/1/2023	806,416	805,360
Illinois Municipal Electric Agency, MBIA, 5.250%, 2/1/2019, Call 2/1/2017	1,000,000	1,030,690
Illinois Municipal Electric Agency, NATL-RE FGIC, 5.250%, 2/1/2024, Call 2/1/2017	1,830,000	1,886,163
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,177,280
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,172,590
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,225,110
5.000%, 12/1/2031, Call 1/1/2026	5,220,000	6,325,335
5.000%, 12/1/2032, Call 1/1/2026	2,100,000	2,534,721
5.500%, 1/1/2033, Call 1/1/2018	490,000	525,951
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE FGIC, 0.000%, 2/1/2023	5,450,000	4,519,630
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	316,610
0.000%, 1/1/2023	650,000	549,855
Kane County School District No. 131 Aurora East Side, 1.250%, 6/1/2036, Call 8/2/2016 (9) (10)	6,000,000	6,000,420
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,189,460
5.000%, 1/1/2024	1,000,000	1,204,500
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,825,960
5.250%, 1/1/2033, Call 1/1/2023	900,000	1,037,448
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,660,668
La Salle & Grundy Counties Township High School District No. 160 Seneca, 4.000%, 2/1/2017	325,000	331,971
Lake County School District No. 33, XLCA:
0.000%, 12/1/2026	525,000	341,507
0.000%, 12/1/2028	335,000	198,809
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	187,254
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	529,637
Madison County Community Unit School District No. 7 Edwardsville, AGM, 5.000%, 12/1/2016	225,000	229,768

McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM-CR FGIC, 0.000%, 1/1/2024	500,000	409,575
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL, 0.000%, 1/1/2021	1,900,000	1,699,569
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2017	20,000	19,916
0.000%, 1/1/2017	190,000	188,205
McHenry County Community High School District No. 154 Marengo, NATL-RE FGIC, 0.000%, 1/1/2018	325,000	318,572
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	281,133
5.000%, 1/1/2020	550,000	609,906
5.000%, 1/1/2021	810,000	913,510
5.000%, 1/1/2022	895,000	1,022,824
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2023 (14)	3,530,000	3,983,287
0.000%, 12/15/2023	855,000	684,718
0.000%, 6/15/2024	1,000,000	784,760
Metropolitan Pier & Exposition Authority, NATL-RE FGIC, 0.000%, 6/15/2020	440,000	401,073
Northern Illinois Municipal Power Agency, NATL-RE, 5.000%, 1/1/2020, Call 1/1/2018	2,215,000	2,345,419
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 12/1/2018	1,000,000	924,290
Railsplitter Tobacco Settlement Authority, 5.250%, 6/1/2021	1,120,000	1,317,837
South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	740,460
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,401,234
Southern Illinois University, NATL-RE, 0.000%, 4/1/2017	500,000	490,265
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	2,071,920
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,537,439
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,137,914
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	701,631
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/1/2018 (15)	745,000	836,739
State of Illinois:
5.000%, 3/1/2020	500,000	546,085
5.000%, 4/1/2024, Call 4/1/2023	500,000	554,140
5.000%, 6/1/2024, Call 12/1/2016	360,000	364,964
5.000%, 1/1/2025, Call 7/1/2016	275,000	276,240
5.000%, 1/1/2030, Call 1/1/2026	8,000,000	8,818,480
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	4,097,459
6.500%, 6/15/2022	395,000	453,646
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,558,255
Stephenson County School District No. 145 Freeport, AMBAC, 0.000%, 1/1/2018	425,000	415,098
Tazewell County School District No. 51 Washington Central, NATL-RE FGIC, 9.000%, 12/1/2025	165,000	251,726
Town of Cicero:
5.000%, 1/1/2020	1,000,000	1,100,890
5.000%, 1/1/2021	1,000,000	1,122,210
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,582,306
Village of Elwood, RADIAN:
0.000%, 3/1/2024, Call 9/1/2016	250,000	164,720
0.000%, 3/1/2026, Call 9/1/2016	1,280,000	752,358
Village of Franklin Park, BAM:
4.000%, 10/1/2018	425,000	450,917
4.000%, 10/1/2019	420,000	453,810
4.000%, 10/1/2020	615,000	673,228
5.000%, 10/1/2022, Call 10/1/2021	730,000	842,529
5.000%, 10/1/2023, Call 10/1/2021	685,000	788,346
5.000%, 10/1/2024, Call 10/1/2021	425,000	487,960
5.000%, 10/1/2025, Call 10/1/2021	920,000	1,055,295
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	546,392
Village of Maywood, 4.000%, 1/1/2017	1,635,000	1,647,639
Village of South Chicago Heights, NATL-RE FGIC, 0.000%, 11/1/2016	505,000	502,379
Will & Kankakee Counties School District No 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	577,895
5.000%, 6/1/2029, Call 6/1/2025	600,000	681,324
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,327,575
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,698,485

Will County Community School District No. 161 Summit Hill, NATL-RE FGIC:
0.000%, 1/1/2017	750,000	743,385
0.000%, 1/1/2019	695,000	658,061
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE FGIC:
0.000%, 11/1/2020	2,000,000	1,826,320
0.000%, 11/1/2021	300,000	265,506
0.000%, 11/1/2022	250,000	213,323
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 7/18/2016	1,025,000	1,031,150
Will County School District No. 114 Manhattan, NATL, 0.000%, 12/1/2017	375,000	364,875
Will County School District No. 114, NATL-RE FGIC:
0.000%, 12/1/2020	1,180,000	1,054,389
0.000%, 12/1/2023	1,600,000	1,272,432
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	600,025
Will, Grundy, Etc. Counties Community College District No. 525:
5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,997,278
5.750%, 6/1/2028, Call 6/1/2018	170,000	184,952
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	159,744
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	397,890
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	368,180
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	465,880
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	5,007,226

		222,540,262

Indiana - 2.6%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	396,200
City of Greenwood:
4.000%, 10/1/2017	225,000	230,749
4.250%, 10/1/2020, Call 10/1/2018	820,000	884,616
4.625%, 10/1/2024, Call 10/1/2018	520,000	569,733
City of Rockport:
1.750%, 6/1/2018 (9)	1,500,000	1,511,175
1.750%, 6/1/2018 (9)	700,000	705,215
City of Whiting, 1.850%, 10/1/2019 (9)	1,150,000	1,161,143
Concord Community Schools Building Corp., AGM, 5.000%, 7/15/2025, Call 7/15/2018	1,000,000	1,082,240
County of Knox, 4.000%, 4/1/2018	250,000	259,520
County of Lake, 2.000%, 7/15/2017	285,000	288,793
Crown Point Multi School Building Corp., AGM SAW, 5.000%, 1/15/2022, Call 7/15/2017	1,000,000	1,045,790
Damon Run Conservancy District:
4.500%, 1/1/2018	215,000	225,191
4.500%, 7/1/2018	220,000	233,682
East Chicago Multi School Building Corp., SAW, 6.000%, 7/15/2016	670,000	674,523
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	2,140,406
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,842,973
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	143,077
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	679,667
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,977,503
Gary Chicago International Airport Authority:
5.000%, 2/1/2017 (15)	210,000	214,601
5.000%, 2/1/2018 (15)	885,000	927,250
Indiana Bond Bank, 1.060%, 10/15/2022 (9)	1,650,000	1,564,711
Indiana Finance Authority:
3.000%, 7/1/2019	250,000	257,728
5.000%, 8/15/2020	700,000	780,885
5.000%, 10/1/2022	300,000	350,904
5.000%, 10/1/2023	400,000	473,324
5.000%, 10/1/2024, Call 10/1/2023	275,000	323,381
5.000%, 5/1/2029, Call 5/1/2022	4,070,000	4,683,756
5.250%, 10/1/2024, Call 10/1/2021	710,000	843,828
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,583,127
5.500%, 5/1/2024, Call 5/1/2019	1,000,000	1,126,020
Indiana Finance Authority, AMBAC, 4.550%, 12/1/2024, Call 12/1/2016	1,750,000	1,768,987
Indiana Health & Educational Facilities Financing Authority, AGM, 5.250%, 11/1/2023, Call 5/1/2018	500,000	542,210

Indiana Health Facility Financing Authority, AMBAC, 0.560%, 5/1/2031, Call 6/14/2016 (9) (13)	575,000	525,482
Indiana Housing & Community Development Authority, GNMA/FNMA, 4.000%, 12/1/2027, Call 6/1/2021	875,000	915,302
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	555,295
Indiana Municipal Power Agency, NATL-RE, 5.000%, 1/1/2037, Call 1/1/2017	1,850,000	1,897,082
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	201,161
5.000%, 1/1/2022, Call 1/1/2021	200,000	229,042
5.750%, 1/1/2038, Call 1/1/2019	1,790,000	1,984,519
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	596,025
Lafayette Redevelopment Authority, 3.000%, 2/1/2018	95,000	98,281
Marion High School Building Corp.:
4.000%, 7/15/2019	455,000	494,144
4.000%, 7/15/2020, Call 1/15/2020	935,000	1,012,166
4.000%, 7/15/2021, Call 1/15/2020	375,000	409,958
North Central Campus School Building Corp., AGM, 5.250%, 7/15/2022, Call 7/15/2018	1,000,000	1,086,800
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	328,966
5.000%, 1/15/2024	215,000	255,012
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	200,000	225,394
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	624,382
South Bend Community School Corp., NATL-RE SAW, 4.125%, 7/15/2019, Call 7/15/2017	450,000	465,930
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,474,410

		46,872,259

Iowa - 0.1%
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,694,551
Kansas - 0.2%
County of Sedgwick/County of Shawnee, GNMA/FNMA/FHLMC, 5.875%, 6/1/2039, Call 6/1/2017 (15)	50,000	53,071
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	800,000	911,464
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,112,660
Kansas Development Finance Authority, FSA, 5.250%, 11/1/2028, Call 11/1/2018	475,000	522,851
Wyandotte County-Kansas City, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,168,860

		3,768,906

Kentucky - 0.6%
City of Winchester, BAM, 3.000%, 7/1/2017	105,000	107,565
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,224,390
5.000%, 9/1/2025	1,250,000	1,549,550
Kentucky State Property & Building Commission, NATL, 5.000%, 3/1/2022, Call 3/1/2017	35,000	36,054
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	109,770
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026 (10)	2,000,000	2,392,320
5.000%, 10/1/2028, Call 10/1/2026 (10)	1,850,000	2,198,336
5.000%, 10/1/2030, Call 10/1/2026 (10)	1,500,000	1,769,265
5.000%, 10/1/2031, Call 10/1/2026 (10)	1,250,000	1,471,963
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	289,778

		11,148,991

Louisiana - 2.8%
City of Bossier, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,376,769
City of New Orleans:
5.000%, 6/1/2021	800,000	930,480
5.000%, 12/1/2021	500,000	592,835
5.000%, 6/1/2022	450,000	531,477
5.000%, 12/1/2022	725,000	873,995
5.000%, 6/1/2023	500,000	598,900
5.000%, 12/1/2024	765,000	946,160
5.000%, 6/1/2026, Call 6/1/2025	150,000	181,382
5.000%, 12/1/2026, Call 12/1/2025	240,000	290,882
5.000%, 6/1/2027, Call 6/1/2025	200,000	239,340
5.000%, 6/1/2029, Call 6/1/2025	200,000	237,394
5.000%, 12/1/2029, Call 12/1/2025	350,000	416,378
5.000%, 6/1/2031, Call 6/1/2025	1,650,000	1,948,369

City of Shreveport, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,487,488
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	752,010
4.000%, 10/1/2021	675,000	741,096
Louisiana Housing Corp., GNMA/FNMA/FHLMC:
4.750%, 6/1/2027, Call 6/1/2020	915,000	971,309
5.200%, 6/1/2039, Call 6/1/2017 (15)	65,000	65,823
Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 4.100%, 10/1/2038, Call 10/1/2024	550,000	585,090
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,522,716
4.000%, 5/15/2041, Call 5/15/2026	500,000	524,275
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	969,992
Louisiana State Citizens Property Insurance Corp., 5.000%, 6/1/2020	650,000	741,683
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,763,527
4.000%, 3/1/2021	3,585,000	3,940,345
Parish of St. James, 0.700%, 11/1/2040, Call 6/1/2016 (9)	14,000,000	14,000,000
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023 (15)	725,000	811,043
Regional Transit Authority, NATL-RE FGIC, 0.000%, 12/1/2021	300,000	227,808
State of Louisiana, 0.777%, 5/1/2018, Call 11/1/2017 (9)	7,000,000	6,981,450
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	561,310

		49,811,326

Maine - 0.6%
City of Portland, 5.000%, 7/1/2022	300,000	343,860
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,500,000	7,850,925
Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,787,520

		9,982,305

Maryland - 0.3%
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	915,058
Montgomery County Housing Opportunites Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	708,442
5.000%, 1/1/2043, Call 7/1/2022	360,000	385,106
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,359,329

		5,367,935

Massachusetts - 1.3%
Commonwealth of Massachusetts, NATL-RE FGIC:
0.480%, 12/1/2030, Call 6/2/2016 (9) (13)	7,375,000	6,693,919
0.480%, 12/1/2030, Call 6/6/2016 (9) (13)	1,450,000	1,316,090
Massachusetts Development Finance Agency:
4.000%, 7/1/2036, Call 7/1/2026	1,500,000	1,613,355
5.000%, 1/1/2023, Call 1/1/2017	650,000	666,354
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,680,944
5.000%, 7/1/2027, Call 7/1/2025	125,000	152,506
Massachusetts Educational Financing Authority:
5.000%, 1/1/2017	300,000	305,157
5.000%, 7/1/2025, Call 7/1/2022 (15)	620,000	695,733
5.250%, 1/1/2019	480,000	513,120
5.250%, 1/1/2019 (15)	1,245,000	1,338,014
Massachusetts Health & Educational Facilities Authority:
5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,463,441
5.750%, 7/1/2036, Call 7/1/2019	805,000	903,894
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (15)	2,385,000	2,546,918
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	982,189

		22,871,634

Michigan - 5.6%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	1,036,022
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	767,724
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,548,135
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	741,276
5.000%, 5/1/2026	500,000	621,030

Carman-Ainsworth Community School District, BAM:
5.000%, 5/1/2018	950,000	1,021,373
5.000%, 5/1/2020	375,000	425,130
Central Michigan University:
5.000%, 10/1/2034, Call 10/1/2025	750,000	893,423
5.000%, 10/1/2035, Call 10/1/2025	625,000	741,681
Charter Township of Northville:
4.000%, 4/1/2021	400,000	444,228
4.000%, 4/1/2022	240,000	268,519
Chippewa Valley Schools, Q-SBLF:
5.000%, 5/1/2027, Call 11/1/2025	1,355,000	1,665,552
5.000%, 5/1/2029, Call 11/1/2025	1,000,000	1,203,820
5.000%, 5/1/2030, Call 11/1/2025	1,000,000	1,197,350
5.000%, 5/1/2031, Call 5/1/2023	765,000	888,310
5.000%, 5/1/2031, Call 11/1/2025	1,000,000	1,192,750
City of Battle Creek, BAM, 5.000%, 6/1/2033, Call 6/1/2018	1,000,000	1,082,940
City of Detroit Sewage Disposal System Revenue, AGC NATL-RE, 5.250%, 7/1/2023, Call 7/1/2017	95,000	98,804
City of Detroit Sewage Disposal System Revenue, NATL, 0.000%, 7/1/2020	110,000	98,803
City of Detroit Water Supply System Revenue, AGM:
5.000%, 7/1/2018, Call 7/1/2016	250,000	250,820
5.000%, 7/1/2019, Call 7/1/2016	50,000	50,163
5.000%, 7/1/2020, Call 7/1/2016	50,000	50,163
5.000%, 7/1/2020, Call 7/1/2016	720,000	722,347
5.000%, 7/1/2023, Call 7/1/2016	200,000	200,660
City of Detroit Water Supply System Revenue, BHAC FGIC, 5.500%, 7/1/2035, Call 7/1/2018	1,035,000	1,110,317
City of Detroit Water Supply System Revenue, NATL-RE:
5.000%, 7/1/2016 (9)	725,000	727,182
5.000%, 7/1/2027, Call 7/1/2016	5,000,000	5,012,650
City of Wyandotte, BAM:
5.000%, 10/1/2020	200,000	222,992
5.000%, 10/1/2021	290,000	327,645
5.000%, 10/1/2022	290,000	330,902
5.000%, 10/1/2023	250,000	287,808
5.000%, 10/1/2024	300,000	348,471
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	968,142
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	451,860
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	372,021
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,424,760
5.000%, 5/1/2025	1,000,000	1,234,550
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,212,111
Forest Hills Public Schools:
5.000%, 5/1/2020	1,600,000	1,826,336
5.000%, 5/1/2021	1,600,000	1,871,600
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,164,070
5.000%, 5/1/2022	1,000,000	1,187,300
5.000%, 5/1/2025	1,700,000	2,098,735
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2021	535,000	622,777
5.000%, 5/1/2026, Call 5/1/2025	200,000	244,002
5.000%, 5/1/2027, Call 5/1/2025	230,000	277,714
5.000%, 5/1/2030, Call 5/1/2025	1,100,000	1,304,908
5.000%, 5/1/2032, Call 5/1/2025	1,025,000	1,215,937
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,887,356
5.250%, 5/1/2027, Call 5/1/2021	600,000	695,646
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,814,069
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,124,840
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020 (9)	415,000	454,305
Jenison Public Schools:
5.000%, 5/1/2021	500,000	581,265
5.000%, 5/1/2022, Call 5/1/2021	560,000	644,997
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,164,270
Laingsburg Community School District, Q-SBLF, 3.000%, 5/1/2018	510,000	529,553
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,138,450

Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,105,050
5.000%, 5/1/2020	1,825,000	2,076,430
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,845,296
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2027, Call 5/1/2025	260,000	292,526
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,540,908
4.000%, 11/1/2029, Call 5/1/2025	940,000	1,045,637
Mattawan Consolidated School District, Q-SBLF:
4.000%, 5/1/2021	600,000	670,152
5.000%, 5/1/2019	1,215,000	1,346,317
5.000%, 5/1/2020	1,205,000	1,371,013
Michigan Finance Authority:
5.000%, 6/1/2016	1,450,000	1,450,000
5.000%, 11/1/2020	2,000,000	2,300,440
5.000%, 7/1/2026, Call 7/1/2025	175,000	210,331
5.000%, 7/1/2027, Call 7/1/2025	600,000	715,758
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,129,056
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,760,250
5.000%, 7/1/2034, Call 7/1/2025	3,000,000	3,483,990
5.000%, 7/1/2034, Call 7/1/2025	500,000	575,080
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,763,130
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,757,160
Michigan State Building Authority, NATL:
0.000%, 10/15/2021, Call 10/15/2016	835,000	658,314
0.000%, 10/15/2021, Call 10/15/2016	665,000	523,235
0.000%, 10/15/2023, Call 10/15/2016	900,000	642,195
0.000%, 10/15/2023, Call 10/15/2016	700,000	498,463
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	927,801
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	244,516
Plymouth-Canton Community School District, Q-SBLF:
4.000%, 5/1/2019	1,000,000	1,079,560
5.000%, 5/1/2021	450,000	523,832
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	286,063
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,934,209
5.000%, 5/1/2021	1,155,000	1,344,501
State of Michigan, FSA, 5.250%, 9/15/2021, Call 9/15/2017	2,100,000	2,210,166
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2017	875,000	893,970
3.000%, 5/1/2018	855,000	891,098
3.000%, 5/1/2019	340,000	353,879
3.250%, 5/1/2020	90,000	95,819
Wayland Union School District, AGM Q-SBLF:
5.000%, 5/1/2024, Call 5/1/2018	500,000	539,845
5.250%, 5/1/2019, Call 5/1/2018	400,000	433,768
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (15)	3,000,000	3,557,910
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,490,525
Wayne State University, AGM, 5.000%, 11/15/2025, Call 11/15/2018	515,000	563,940
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,333,356

		101,556,053

Minnesota - 0.8%
City of Howard Lake, 2.000%, 2/1/2017	105,000	105,905
City of Minneapolis, AGC:
6.500%, 11/15/2038, Call 11/15/2018	165,000	187,382
6.500%, 11/15/2038, Call 11/15/2018	905,000	1,012,279
City of Minneapolis/St Paul Housing & Redevelopment Authority, 4.000%, 8/15/2019	445,000	481,076
City of Minneapolis/St Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020 (9)	215,000	245,420
City of Minneapolis/St Paul Housing & Redevelopment Authority, NATL-RE, 0.555%, 8/1/2027, Call 6/7/2016 (9) (13)	375,000	344,688
City of St.Cloud, 4.000%, 5/1/2037, Call 5/1/2026	1,450,000	1,569,610
City of Winona, 3.750%, 7/1/2021	170,000	179,406
Dakota County Community Development Agency, GNMA/FNMA/FHLMC COLL:
3.450%, 6/1/2020	60,000	62,619
3.650%, 6/1/2021, Call 12/1/2020	35,000	36,274

Minneapolis & St. Paul Housing & Redevelopment Authority, 5.250%, 8/15/2025, Call 8/15/2020	275,000	318,522
Minnesota Agricultural & Economic Development Board, AGC, 5.000%, 2/15/2017	1,400,000	1,441,342
Minnesota Higher Education Facilities Authority:
4.000%, 10/1/2016	250,000	252,395
4.000%, 10/1/2016	440,000	444,215
5.000%, 10/1/2019	400,000	446,376
Minnesota Housing Finance Agency:
3.900%, 7/1/2030, Call 1/1/2022	705,000	737,536
4.000%, 7/1/2040, Call 1/1/2022	795,000	835,378
5.500%, 7/1/2048, Call 1/1/2017 (15)	75,000	75,523
Minnesota Housing Finance Agency, GNMA, 2.600%, 9/1/2042, Call 7/1/2022	1,201,610	1,198,149
Minnesota Housing Finance Agency, GNMA/FNMA COLL:
2.250%, 12/1/2042, Call 1/1/2022	724,919	712,516
5.000%, 1/1/2031, Call 7/1/2021	745,000	807,915
Northern Municipal Power Agency:
5.000%, 1/1/2027, Call 1/1/2026	350,000	433,527
5.000%, 1/1/2028, Call 1/1/2026	250,000	307,723
5.000%, 1/1/2029, Call 1/1/2026	610,000	746,146
5.000%, 1/1/2030, Call 1/1/2026	515,000	626,987
5.000%, 1/1/2031, Call 1/1/2026	325,000	394,745

		14,003,654

Mississippi - 0.8%
Mississippi Business Finance Corp., 1.340%, 12/1/2036, Call 6/2/2016 (9)	8,500,000	8,500,000
Mississippi Development Bank:
3.125%, 10/1/2023	195,000	202,063
5.000%, 10/1/2023	2,725,000	3,093,910
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,407,072
Mississippi Home Corp., GNMA/FNMA/FHLMC, 6.750%, 6/1/2039, Call 6/1/2018	295,000	305,735
Mississippi State University Educational Building Corp.:
5.000%, 11/1/2021	225,000	266,164
5.000%, 11/1/2022	135,000	162,770

		13,937,714

Missouri - 2.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,699,400
Chesterfield Valley Transportation Development District:
3.250%, 5/15/2028, Call 5/15/2023	835,000	858,572
4.000%, 5/15/2019	475,000	509,851
5.000%, 5/15/2020	125,000	140,846
5.000%, 5/15/2021	490,000	561,432
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	558,915
5.000%, 9/1/2023, Call 9/1/2019	300,000	335,148
5.000%, 10/1/2026, Call 10/1/2025	120,000	147,510
5.000%, 10/1/2027, Call 10/1/2025	205,000	249,301
5.000%, 10/1/2028, Call 10/1/2025	115,000	139,104
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,107,390
City of St. Louis, AGM, 5.000%, 7/1/2020, Call 7/1/2017	1,885,000	1,967,488
Health & Educational Facilities Authority:
4.000%, 2/1/2040, Call 8/1/2025	1,000,000	1,038,860
4.000%, 11/15/2042, Call 5/15/2026	1,200,000	1,274,928
5.000%, 11/15/2028, Call 5/15/2026	3,300,000	4,104,936
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,346,780
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	371,920
Missouri Health & Educational Facilities Authority, 5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,192,002
Missouri Housing Development Commission, 5.000%, 11/1/2027, Call 11/1/2019	425,000	443,870
Missouri Housing Development Commission, GNMA/FNMA/COLL, 5.000%, 9/1/2039, Call 3/1/2019	65,000	66,728
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	815,000	860,770
4.000%, 5/1/2027, Call 5/1/2021	805,000	856,633
Missouri State Environmental Improvement & Energy Resources Authority:
5.750%, 1/1/2029, Call 1/1/2019	685,000	768,529
5.750%, 1/1/2029, Call 1/1/2019	65,000	72,890

Missouri State Health & Educational Facilities Authority:
3.500%, 2/15/2017	1,430,000	1,452,737
3.750%, 2/15/2018	950,000	985,568
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,143,320
St. Louis County Industrial Development Authority, 2.850%, 9/1/2018, Call 9/1/2016	2,900,000	2,903,741
St. Louis Regional Convention & Sports Complex Authority, 5.000%, 8/15/2020	3,050,000	3,503,016
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,133,500
5.000%, 3/1/2031, Call 3/1/2020	750,000	848,947
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,130,360

		37,774,992

Nebraska - 0.6%
Central Plains Energy Project, 5.000%, 12/1/2019, Call 12/1/2019 (9)	4,000,000	4,487,960
Lancaster County Hospital Authority No. 1, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,133,580
Nebraska Public Power District:
5.000%, 1/1/2025, Call 1/1/2018	750,000	799,777
5.000%, 1/1/2026, Call 1/1/2018	750,000	799,777
5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,166,200
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	983,326
5.000%, 5/1/2027, Call 5/1/2022	585,000	696,899
5.000%, 5/1/2028, Call 5/1/2022	550,000	652,471
5.000%, 5/1/2029, Call 5/1/2022	660,000	780,516

		11,500,506

Nevada - 2.1%
City of Reno, 5.250%, 6/1/2032, Call 6/1/2017	105,000	109,737
Clark County School District, AMBAC, 5.000%, 6/15/2019, Call 6/15/2017	1,600,000	1,667,312
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,415,593
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,456,308
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,208,640
County of Clark, AMBAC:
5.000%, 11/1/2024, Call 11/1/2016	165,000	168,072
5.000%, 11/1/2024, Call 11/1/2016	245,000	249,366
County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	4,262,569
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,109,210
Las Vegas Valley Water District:
0.500%, 6/1/2036, Call 6/1/2016 (9)	7,200,000	7,200,000
5.000%, 6/1/2027, Call 6/1/2026	1,000,000	1,263,300
5.000%, 6/1/2028, Call 6/1/2022	5,115,000	6,134,419
5.000%, 6/1/2028, Call 6/1/2026	820,000	1,028,337
5.000%, 6/1/2029, Call 6/1/2026	3,000,000	3,746,910
Las Vegas Valley Water District, AGM, 5.000%, 6/1/2028, Call 6/1/2016	2,815,000	2,815,000
Nevada Housing Division, GNMA/FNMA/FHLMC:
4.400%, 4/1/2029, Call 10/1/2021	1,720,000	1,830,768
5.375%, 10/1/2039, Call 4/1/2019	425,000	434,652

		37,100,193

New Hampshire - 0.1%
New Hampshire Housing Finance Authority:
4.500%, 1/1/2029, Call 7/1/2020	535,000	554,057
4.800%, 7/1/2028, Call 1/1/2022	1,500,000	1,674,000
6.000%, 7/1/2038, Call 1/1/2018 (15)	255,000	268,474

		2,496,531

New Jersey - 3.0%
City of Passaic, 4.000%, 5/1/2017	280,000	288,168
New Jersey Economic Development Authority:
0.690%, 11/1/2031, Call 6/1/2016 (9)	585,000	585,000
5.000%, 6/15/2019	3,000,000	3,246,990
5.000%, 6/15/2020	1,500,000	1,653,315
New Jersey Higher Education Student Assistance Authority:
3.250%, 12/1/2027, Call 12/1/2022 (15)	650,000	657,351
4.875%, 12/1/2024, Call 12/1/2019	8,135,000	8,749,355
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	545,000	576,000

New Jersey State Turnpike Authority:
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	4,081,904
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,950,522
New Jersey State Turnpike Authority, NATL-RE:
0.595%, 1/1/2030, Call 6/3/2016 (9) (13)	500,000	459,330
0.700%, 1/1/2030, Call 6/7/2016 (9) (13)	350,000	321,531
0.700%, 1/1/2030, Call 6/2/2016 (9) (13)	475,000	436,364
0.700%, 1/1/2030, Call 6/3/2016 (9) (13)	1,900,000	1,745,456
New Jersey Transportation Trust Fund Authority:
1.400%, 12/15/2019, Call 6/15/2019 (9)	5,000,000	4,812,100
5.000%, 6/15/2022	500,000	553,935
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,471,850
5.250%, 12/15/2023, Call 12/15/2018	1,355,000	1,479,782
5.250%, 12/15/2023	240,000	272,357
New Jersey Transportation Trust Fund Authority, BAM:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,556,850
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,302,760
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,334,698
New Jersey Transportation Trust Fund Authority, BHAC, 0.000%, 12/15/2024	440,000	357,144
New Jersey Turnpike Authority, 5.000%, 1/1/2031, Call 1/1/2025	500,000	601,520

		53,494,282

New Mexico - 1.5%
City of Farmington:
1.875%, 4/1/2020 (9)	3,000,000	3,040,770
1.875%, 4/1/2020 (9)	3,750,000	3,798,900
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	739,318
New Mexico Finance Authority:
5.000%, 6/1/2026, Call 6/1/2018	2,395,000	2,583,223
5.700%, 6/1/2026, Call 6/1/2018	465,000	508,436
5.800%, 6/1/2027, Call 6/1/2018	825,000	907,318
New Mexico Finance Authority, NATL-RE, 5.250%, 6/15/2023, Call 6/15/2017	1,000,000	1,045,590
New Mexico Mortgage Finance Authority, GNMA, 2.600%, 2/1/2043, Call 1/1/2023	1,071,754	1,099,137
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.200%, 7/1/2028, Call 1/1/2017 (15)	290,000	296,165
4.500%, 9/1/2024, Call 9/1/2019	210,000	220,958
5.650%, 9/1/2039, Call 3/1/2019	355,000	368,412
6.000%, 9/1/2039, Call 3/1/2019	440,000	457,376
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC COLL:
4.625%, 3/1/2028, Call 9/1/2021	770,000	805,605
5.350%, 3/1/2030, Call 9/1/2020	1,895,000	2,018,326
New Mexico Municipal Energy Acquisition Authority, 1.044%, 8/1/2019, Call 2/1/2019 (9)	10,000,000	9,921,900

		27,811,434

New York - 5.0%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	175,596
5.000%, 12/1/2024	200,000	241,794
Byron-Bergen Central School District, AGM SAW, 3.000%, 6/15/2018	1,215,000	1,264,293
City of New York, 0.550%, 8/1/2026, Call 6/7/2016 (9) (13)	100,000	100,000
City of New York, AGC:
0.390%, 10/1/2021, Call 6/6/2016 (9) (13)	400,000	400,000
0.550%, 10/1/2027, Call 6/3/2016 (9) (13)	850,000	850,000
City of Newburgh, 2.000%, 5/15/2017	575,000	580,095
Long Island Power Authority, 0.957%, 11/1/2018, Call 5/1/2018 (9)	2,500,000	2,488,650
Long Island Power Authority, BHAC, 5.000%, 12/1/2021, Call 12/1/2016	600,000	612,984
Metropolitan Transportation Authority:
0.644%, 11/1/2017, Call 5/1/2017 (9)	2,800,000	2,780,932
5.000%, 11/15/2032, Call 5/15/2026	2,325,000	2,859,517
Metropolitan Transportation Authority, AGM:
0.869%, 11/1/2022, Call 6/9/2016 (9) (13)	425,000	412,309
0.888%, 11/1/2022, Call 6/1/2016 (9) (13)	200,000	194,016
0.903%, 5/15/2018, Call 11/15/2017 (9)	4,000,000	3,979,000
New York City Industrial Development Agency, ACA, 4.400%, 11/1/2016	675,000	685,820
New York City Transit Auth/Metropolitan Transportation Auth/Triborough Bridge & Tunnel, AMBAC:
1.207%, 1/1/2030, Call 6/3/2016 (9) (13)	275,000	245,807
1.222%, 1/1/2030, Call 6/1/2016 (9) (13)	150,000	135,336
1.256%, 1/1/2030, Call 6/7/2016 (9) (13)	225,000	201,200

New York City Transit Authority/Metropolitan Transportation Authority/Triborough Bridge & Tunnel, AMBAC, 1.237%, 1/1/2030, Call 6/2/2016 (9) (13)	150,000	133,277
New York City Transitional Finance Authority:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,980,130
5.000%, 11/1/2024	2,215,000	2,791,520
5.000%, 11/1/2025, Call 5/1/2025	2,475,000	3,128,994
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,258,610
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,517,220
New York City Transitional Finance Authority, NATL-RE FGIC, 5.000%, 7/15/2024, Call 1/15/2017	435,000	446,514
New York City Water & Sewer System:
0.390%, 6/15/2039, Call 6/1/2016 (9)	5,000,000	5,000,000
5.000%, 6/15/2028, Call 6/15/2024	500,000	618,750
5.000%, 6/15/2029, Call 6/15/2024	600,000	739,974
New York Mortgage Agency:
4.000%, 10/1/2026, Call 4/1/2021	1,000,000	1,062,170
5.000%, 10/1/2019	500,000	557,970
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	9,042,202
5.000%, 3/15/2028, Call 3/15/2019	625,000	691,987
5.000%, 3/15/2031, Call 9/15/2025	5,465,000	6,769,222
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,144,470
New York State Dormitory Authority, NATL-RE, 0.740%, 7/1/2029, Call 6/6/2016 (9) (13)	3,150,000	2,786,673
New York State Energy Research & Development Authority, AMBAC, 0.850%, 10/1/2028, Call 6/3/2016 (9) (13)	500,000	500,000
New York State Energy Research & Development Authority, NATL-RE, 0.700%, 12/1/2020, Call 6/1/2016 (9) (13)	6,450,000	6,225,482
New York State Urban Development Corp.:
5.000%, 3/15/2027, Call 3/15/2026	5,000,000	6,326,700
5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,209,130
New York Transportation Development Corp.:
4.000%, 7/1/2031, Call 7/1/2024 (10) (15)	2,000,000	2,139,520
4.000%, 7/1/2041, Call 7/1/2024 (10) (15)	2,475,000	2,566,624
5.000%, 7/1/2034, Call 7/1/2024 (10) (15)	1,250,000	1,440,675
5.000%, 7/1/2041, Call 7/1/2024 (10) (15)	2,500,000	2,816,050
Niagara Tobacco Asset Securitization Corp., 5.000%, 5/15/2017	300,000	312,249
State of New York, NATL-RE FGIC:
0.437%, 2/15/2022, Call 6/2/2016 (9) (13)	1,270,000	1,221,753
0.437%, 2/13/2032, Call 6/2/2016 (9) (13)	2,280,000	2,090,970

		90,726,185

North Carolina - 0.7%
Charlotte-Mecklenburg Hospital Authority, 5.000%, 1/15/2021, Call 1/15/2017	850,000	873,409
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	650,725
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,168,500
5.000%, 10/1/2024, Call 10/1/2021	835,000	975,230
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	282,930
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,679,064
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,973,951
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	275,000	296,068
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	595,000	628,659
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	513,860
5.000%, 6/1/2027, Call 6/1/2022	500,000	580,965
Orange County Public Facilities, 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,364,091
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,899,458

		12,886,910

North Dakota - 1.6%
Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	679,056
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,593,962
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,922,594
City of Bowman, 2.500%, 2/15/2017, Call 8/15/2016	3,000,000	3,000,900
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,596,362

City of Grand Forks:
4.000%, 12/1/2019	535,000	580,368
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,094,780
City of West Fargo, 3.000%, 5/1/2023, Call 5/1/2017	185,000	187,501
North Dakota Housing Finance Agency:
3.600%, 7/1/2032, Call 7/1/2022	1,290,000	1,328,339
3.750%, 7/1/2034, Call 7/1/2022	315,000	325,902
4.125%, 1/1/2026, Call 1/1/2021	650,000	687,037
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,813,832
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,517,734
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,306,617
North Dakota State Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	945,000	945,000
Williston Parks & Recreation District:
3.000%, 3/1/2017	805,000	813,364
4.500%, 3/1/2020	1,205,000	1,304,147
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,827,520
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,947,448

		29,472,463

Ohio - 4.0%
Apollo Joint Vocational School District:
5.250%, 12/1/2032, Call 12/1/2021	600,000	682,566
5.250%, 12/1/2033, Call 12/1/2021	500,000	567,435
Brookfield Local School District, AGM, 5.000%, 1/15/2030, Call 1/15/2018	400,000	424,924
City of Cleveland:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,646,981
5.000%, 10/1/2024, Call 10/1/2022	460,000	549,475
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,276,304
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,342,350
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,720,337
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,414,716
City of Cleveland, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,463,589
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,142,820
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,131,510
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	555,855
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,103,680
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,095,710
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	333,836
0.000%, 12/1/2025	600,000	482,442
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,163,910
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,413,420
5.000%, 5/15/2031, Call 5/15/2023	405,000	480,289
County of Hamilton, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,118,276
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,330,997
County of Lorain, AMBAC:
0.896%, 10/1/2030 (9) (13)	500,000	469,732
0.910%, 10/1/2030 (9) (13)	4,350,000	4,034,412
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	1,094,876
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,475,972
Elyria City School District, School District Credit Program:
4.000%, 12/1/2026, Call 12/1/2022	480,000	546,662
4.000%, 12/1/2027, Call 12/1/2022	1,160,000	1,304,397
4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,247,430
4.000%, 12/1/2032, Call 12/1/2022	1,015,000	1,098,149
4.000%, 12/1/2033, Call 12/1/2022	1,550,000	1,672,171
4.000%, 12/1/2034, Call 12/1/2022	1,435,000	1,543,672
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	844,444
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	763,659
4.000%, 12/1/2024, Call 12/1/2019	835,000	917,790
4.000%, 12/1/2025, Call 12/1/2019	855,000	939,465
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,757,142

4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,880,896
Liberty Local School District, AGM:
2.500%, 12/1/2016	555,000	559,923
4.500%, 12/1/2018	885,000	949,994
New Albany Community Authority:
4.000%, 10/1/2020	590,000	645,602
5.000%, 10/1/2022	1,000,000	1,182,020
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,320,663
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	267,945
5.000%, 12/1/2028, Call 12/1/2023	365,000	442,840
5.000%, 12/1/2029, Call 12/1/2023	500,000	605,075
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,145,508
4.000%, 12/1/2021	795,000	876,472
4.000%, 12/1/2022	845,000	939,826
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.200%, 9/1/2029, Call 9/1/2018	1,270,000	1,335,799
Ohio State Turnpike Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,589,616
Ohio State Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,334,685
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	266,724
State of Ohio, 0.710%, 1/15/2045, Call 6/1/2016 (9)	8,250,000	8,250,000
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	286,760

		72,031,743

Oklahoma - 0.7%
Blanchard Municipal Improvement Authority, BAM, 4.000%, 5/1/2039, Call 5/1/2022	315,000	330,895
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,397,260
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 9/1/2017	2,365,000	2,354,097
4.000%, 9/1/2018	415,000	440,078
4.000%, 9/1/2019	740,000	799,577
4.000%, 9/1/2020	700,000	768,054
4.000%, 9/1/2021	805,000	893,663
Oklahoma Housing Finance Agency, GNMA:
2.500%, 3/1/2022	580,000	591,536
3.300%, 3/1/2031, Call 3/1/2022	1,395,000	1,446,378
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.500%, 9/1/2038, Call 9/1/2018	185,000	192,132
Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC COLL, 5.250%, 9/1/2029, Call 3/1/2019	35,000	35,962
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (15)	1,405,000	1,612,603

		11,862,235

Oregon - 0.8%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,175,290
City of Tigard:
5.000%, 8/1/2029, Call 8/1/2022	690,000	822,197
5.000%, 8/1/2037, Call 8/1/2025	650,000	772,915
City of Woodburn:
0.000%, 3/1/2020	1,380,000	1,293,805
0.000%, 3/1/2021	1,215,000	1,110,741
Clackamas & Washington Counties School District No. 3, NATL-RE FGIC School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,760,720
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	289,450
5.000%, 9/1/2022	505,000	592,532
Multnomah County School District No. 3 Park Rose, School Bond Gty, 5.000%, 6/30/2036, Call 6/30/2021	475,000	548,900
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	223,016
3.750%, 6/1/2021, Call 6/1/2019	220,000	234,441
4.000%, 6/1/2022, Call 6/1/2019	235,000	251,570
Port of Portland, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,547,500
State of Oregon Housing & Community Services Department:
4.450%, 7/1/2023, Call 1/1/2020 (15)	1,510,000	1,603,756
4.750%, 7/1/2036, Call 7/1/2016 (15)	430,000	431,427

		14,658,260

Pennsylvania - 2.2%
Capital Region Water, BAM:
5.000%, 7/15/2024	965,000	1,177,647
5.000%, 7/15/2029, Call 7/15/2026	400,000	488,488
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	563,790
Centre County Hospital Authority:
4.000%, 11/15/2032, Call 11/15/2025	250,000	272,585
4.000%, 11/15/2034, Call 11/15/2025	200,000	216,178
4.000%, 11/15/2035, Call 11/15/2025	200,000	215,324
City of Philadelphia, AGM, 5.250%, 12/15/2023, Call 12/15/2018	755,000	832,463
City of Pittsburgh:
4.000%, 9/1/2016	415,000	418,395
4.000%, 9/1/2021	750,000	837,780
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,595,798
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	403,110
5.000%, 5/1/2022	430,000	486,450
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	604,251
Montgomery County Industrial Development Authority:
5.000%, 11/15/2016	1,500,000	1,529,190
6.250%, 11/15/2029, Call 11/15/2019	715,000	819,926
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,562,949
Nazareth Area School District, SAW, 0.818%, 2/1/2018, Call 8/1/2017 (9)	500,000	498,675
Pennsylvania Economic Development Financing Authority, 1.250%, 5/1/2017 (9)	500,000	500,430
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	553,452
0.000%, 1/1/2021	600,000	537,678
5.000%, 1/1/2022	305,000	352,711
Pennsylvania Housing Finance Agency, 4.200%, 10/1/2033, Call 10/1/2022 (15)	2,300,000	2,413,896
Pennsylvania Turnpike Commission:
0.950%, 12/1/2016, Call 6/21/2016 (9)	1,450,000	1,450,116
1.080%, 12/1/2018, Call 6/1/2018 (9)	2,850,000	2,843,046
1.380%, 12/1/2021, Call 6/1/2021 (9)	5,000,000	4,963,500
4.000%, 12/1/2023, Call 12/1/2019	200,000	217,602
5.000%, 6/1/2021, Call 6/1/2019	715,000	800,514
5.000%, 12/1/2030, Call 12/1/2020 (14)	585,000	668,468
6.000%, 12/1/2034, Call 12/1/2020 (14)	395,000	470,650
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,160,796
Pittsburgh Public Schools, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,195,350
Pocono Mountain School District, AGM SAW, 4.000%, 6/15/2021	2,785,000	3,107,002
Sayre Health Care Facilities Authority, 1.206%, 12/1/2024, Call 12/1/2017 (9)	225,000	218,705
Scranton School District, AGM SAW:
2.000%, 6/15/2017	255,000	257,746
3.000%, 6/15/2017	350,000	357,361
Scranton School District, SAW, 1.298%, 4/2/2018, Call 10/2/2017 (9)	3,325,000	3,323,337
State Public School Building Authority, SAW, 1.094%, 9/1/2018, Call 3/1/2018 (9)	1,545,000	1,545,788

		39,461,147

Puerto Rico - 0.0%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, NATL-RE, 4.250%, 10/1/2024, Call 7/1/2016	150,000	150,026
Puerto Rico Infrastructure Financing Authority, BHAC, 5.500%, 7/1/2021	275,000	321,538

		471,564

Rhode Island - 1.0%
Rhode Island Housing & Mortgage Finance Corp.:
3.625%, 10/1/2029, Call 10/1/2021	760,000	792,148
4.000%, 10/1/2040, Call 10/1/2021	950,000	1,002,811
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (15)	300,000	308,646
3.950%, 12/1/2017	250,000	259,623
4.000%, 12/1/2022, Call 12/1/2021 (15)	2,885,000	3,092,085
4.200%, 12/1/2018, Call 12/1/2017	600,000	624,036
4.250%, 12/1/2020, Call 12/1/2017	500,000	517,830
4.250%, 12/1/2025, Call 12/1/2021 (15)	2,205,000	2,354,036
4.500%, 12/1/2021, Call 12/1/2017	1,000,000	1,038,280
4.750%, 12/1/2028, Call 12/1/2021 (15)	1,000,000	1,080,150

4.750%, 12/1/2029, Call 12/1/2021 (15)	680,000	731,299
Rhode Island Turnpike & Bridge Authority, 5.000%, 10/1/2030, Call 4/1/2026	900,000	1,100,223
Tobacco Settlement Financing Corp., 2.250%, 6/1/2041, Call 6/1/2025	4,025,000	4,195,217
Town of Cumberland:
4.000%, 3/15/2024	795,000	913,383
4.000%, 3/15/2026, Call 3/15/2024	460,000	519,625

		18,529,392

South Carolina - 1.0%
City of Rock Hill, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	858,414
5.250%, 1/1/2028, Call 1/1/2022	475,000	558,557
County of Dorchester:
5.000%, 10/1/2022	480,000	577,191
5.000%, 10/1/2026, Call 10/1/2022	400,000	480,724
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,307,860
5.000%, 11/1/2030, Call 11/1/2020	500,000	561,225
5.000%, 11/1/2031, Call 11/1/2024	360,000	425,787
Laurens County Water & Sewer Commission:
5.000%, 3/1/2029, Call 3/1/2017	415,000	426,989
5.000%, 3/1/2032, Call 3/1/2017	1,000,000	1,028,140
Piedmont Municipal Power Agency, AGM:
5.000%, 1/1/2030, Call 7/1/2021	450,000	513,936
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,186,570
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	2,007,794
South Carolina State Housing Finance & Development Authority, 5.000%, 1/1/2028, Call 7/1/2019	135,000	140,673
South Carolina State Housing Finance & Development Authority, AGM, 5.500%, 7/1/2037, Call 7/1/2016 (15)	255,000	258,409
South Carolina State Public Service Authority:
5.000%, 12/1/2028, Call 12/1/2024	500,000	609,665
5.000%, 12/1/2030, Call 6/1/2026	1,250,000	1,537,275
5.000%, 12/1/2031, Call 6/1/2026	1,250,000	1,531,050
5.500%, 1/1/2038, Call 1/1/2019	920,000	1,027,585
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023	1,500,000	1,764,960
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	1,018,323

		18,821,127

South Dakota - 1.0%
City of Rapid City:
5.500%, 12/1/2022, Call 12/1/2019	225,000	247,770
6.750%, 12/1/2031, Call 12/1/2019	500,000	565,845
7.000%, 12/1/2035, Call 12/1/2019	750,000	850,957
South Dakota Health & Educational Facilities Authority:
4.000%, 11/1/2021	500,000	562,235
4.250%, 9/1/2023	740,000	862,056
4.500%, 9/1/2018	500,000	537,810
4.500%, 9/1/2020	900,000	1,015,353
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,211,782
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,121,047
5.000%, 9/1/2019	200,000	222,688
5.000%, 11/1/2022	715,000	855,812
5.000%, 8/1/2023	375,000	452,760
5.000%, 11/1/2023	625,000	758,819
5.000%, 8/1/2024	195,000	238,844
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,128,050
5.000%, 11/1/2024	650,000	798,005
5.000%, 11/1/2025, Call 11/1/2024	600,000	729,378
5.000%, 11/1/2026, Call 11/1/2024	550,000	663,900
5.000%, 9/1/2027, Call 9/1/2024	720,000	864,014
South Dakota Health & Educational Facilities Authority, AMBAC, 5.000%, 8/1/2022, Call 8/1/2017	980,000	1,022,914
South Dakota Housing Development Authority:
3.750%, 5/1/2018	500,000	523,240
3.900%, 11/1/2030, Call 11/1/2023	275,000	285,123
South Dakota Housing Development Authority, FHLMC COLL, 3.550%, 11/1/2033, Call 11/1/2022	2,355,000	2,436,247

		17,954,649

Tennessee - 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Faciilities Board, 5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,211,550
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board:
5.000%, 11/1/2027, Call 11/1/2021	500,000	575,725
5.000%, 7/1/2035, Call 7/1/2026	1,400,000	1,662,290
5.000%, 7/1/2040, Call 7/1/2026	1,350,000	1,579,446
Metropolitan Nashville Airport Authority, 5.000%, 7/1/2017	585,000	611,313
Public Building Authority of Sevier County, AMBAC, 0.700%, 6/1/2018 (9) (13)	550,000	540,783
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	6,327,927
5.250%, 9/1/2021	3,810,000	4,477,436
5.250%, 9/1/2022	250,000	299,902
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	915,000	966,899
4.000%, 7/1/2025, Call 1/1/2020	840,000	876,112
4.000%, 7/1/2039, Call 1/1/2024	880,000	953,612
4.125%, 1/1/2025, Call 1/1/2021	735,000	784,216
4.500%, 7/1/2028, Call 1/1/2020	325,000	338,861
4.750%, 7/1/2027, Call 1/1/2017 (15)	160,000	163,904
5.000%, 1/1/2027, Call 7/1/2019	320,000	332,451

		21,702,427

Texas - 9.6%
Austin Community College District, 5.000%, 8/1/2031, Call 8/1/2025	5,250,000	6,463,485
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	740,047
Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,090,420
5.250%, 4/1/2021, Call 4/1/2020	400,000	446,412
Central Texas Regional Mobility Authority:
0.000%, 1/1/2025	1,000,000	779,190
5.000%, 1/1/2030, Call 1/1/2026 (10)	2,130,000	2,579,004
5.000%, 1/1/2031, Call 1/1/2026 (10)	1,750,000	2,110,622
City of Beaumont:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,246,290
5.000%, 9/1/2027, Call 9/1/2025	600,000	741,516
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,215,300
City of Galveston, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,241,260
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	301,670
City of Houston Combined Utility System:
5.000%, 11/15/2028, Call 11/15/2025	3,540,000	4,398,592
5.000%, 11/15/2029, Call 11/15/2026	4,225,000	5,319,486
5.000%, 11/15/2033, Call 11/15/2026	3,165,000	3,911,655
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	379,968
City of Houston, XLCA, 0.899%, 7/1/2032 (9) (13) (15)	450,000	413,788
City of Laredo International Toll Bridge, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	272,313
5.000%, 10/1/2027, Call 10/1/2024	240,000	287,642
City of San Antonio, 0.800%, 11/1/2017 (9)	1,600,000	1,595,728
City of San Marcos:
4.500%, 11/1/2028, Call 11/1/2022	600,000	665,784
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,388,466
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	832,882
5.000%, 8/15/2027, Call 8/15/2025	545,000	666,878
5.000%, 8/15/2028, Call 8/15/2025	835,000	1,017,088
5.000%, 8/15/2029, Call 8/15/2025	335,000	405,585
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,509,937
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,188,820
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,505,498
County of Bowie, AGM:
4.000%, 8/1/2021, Call 8/1/2016	1,275,000	1,281,834
4.000%, 8/1/2024, Call 8/1/2016	1,315,000	1,321,483
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,654,360

Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,105,549
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,174,690
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	775,521
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,202,320
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,725,800
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,363,000
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,439,928
Denver City Independent School District, PSF, 5.000%, 2/15/2032, Call 8/15/2016	1,000,000	1,009,160
Forney Independent School District, PSF, 6.000%, 8/15/2037, Call 8/15/2018	1,840,000	2,047,350
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	743,369
Grand Parkway Transportation Corp., 0.000%, 10/1/2030, Call 10/1/2028 (14)	1,000,000	893,410
Gulf Coast Waste Disposal Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,686,556
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,766,208
Harris County Cultural Education Facilities Finance Corp.:
1.150%, 6/1/2020 (9)	2,000,000	2,002,000
1.230%, 6/1/2021 (9)	2,400,000	2,406,888
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,756,336
Harris County Flood Control District, 5.000%, 10/1/2029, Call 10/1/2025	1,145,000	1,429,315
Harris County Hospital District, NATL-RE, 5.250%, 2/15/2027, Call 2/15/2017	5,615,000	5,782,159
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	488,640
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	606,083
La Vernia Higher Education Finance Corp.:
4.750%, 8/15/2016	180,000	181,449
5.000%, 8/15/2017	150,000	157,322
5.000%, 8/15/2018	150,000	162,782
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,354,780
Little Elm Independent School District, PSF:
5.000%, 8/15/2020, Call 8/15/2016	95,000	95,851
5.000%, 8/15/2020, Call 8/15/2016	1,050,000	1,059,618
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	847,254
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,638,425
Lower Colorado River Authority, BHAC, 5.250%, 5/15/2028, Call 5/15/2018	675,000	731,214
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	589,039
Midland County Public Facility Corp., 1.250%, 3/1/2018, Call 9/1/2017	875,000	876,076
Midland Independent School District, PSF:
5.000%, 2/15/2031, Call 7/1/2016	1,405,000	1,409,327
5.000%, 2/15/2032, Call 7/1/2016	1,050,000	1,053,150
Nacogdoches County Hospital District, AGM:
3.000%, 5/15/2018	495,000	516,419
3.000%, 5/15/2019	510,000	531,991
New Hope Cultural Education Facilities Corp., 5.000%, 7/1/2030, Call 7/1/2025	750,000	846,780
New Hope Cultural Education Facilities Corp., AGM, 4.000%, 4/1/2024	440,000	486,319
Nolan County Hospital District:
5.000%, 8/15/2022	310,000	362,979
5.000%, 8/15/2023	250,000	297,100
5.000%, 8/15/2024	200,000	241,134
North Texas Tollway Authority:
1.200%, 1/1/2019, Call 7/1/2018 (9)	1,750,000	1,748,005
4.000%, 1/1/2039, Call 1/1/2026 (10)	1,250,000	1,355,537
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,554,293
5.000%, 1/1/2031, Call 1/1/2026 (10)	1,100,000	1,335,004
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,932,983
North Texas Tollway Authority, BHAC, 5.125%, 1/1/2028, Call 1/1/2018	500,000	531,065
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 8/1/2016 (9)	2,190,000	2,195,322
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,210,670
Port of Port Arthur Navigation District:
0.520%, 11/1/2040, Call 6/1/2016 (9)	12,700,000	12,700,000
0.530%, 12/1/2039, Call 6/1/2016 (9)	8,500,000	8,500,000
0.530%, 4/1/2040, Call 6/1/2016 (9)	2,740,000	2,740,000
0.530%, 11/1/2040, Call 6/1/2016 (9)	15,500,000	15,500,000
Sabine River Authority, MBIA, 4.950%, 3/1/2018	370,000	390,968
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	575,585
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	443,576

Tarrant County Cultural Education Facilities Finance Corp.:
2.500%, 12/1/2018, Call 5/1/2017	1,000,000	1,011,650
4.000%, 11/15/2042, Call 5/15/2026	1,500,000	1,614,810
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,411,153
5.000%, 11/15/2029, Call 5/15/2026	2,000,000	2,483,820
Tarrant Regional Water District, 5.000%, 3/1/2030, Call 3/1/2026	1,510,000	1,881,958
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,333,320
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,136,760
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,680,737

		173,083,510

Utah - 0.8%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	958,018
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,123,580
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	387,286
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,759,066
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,582,214
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	1,063,824
Uintah County Municipal Building Authority, 5.300%, 6/1/2028, Call 6/1/2018	1,350,000	1,471,365
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,168,850
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,548,651
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,194,759
Utah State Charter School Finance Authority, 5.250%, 10/15/2028, Call 10/15/2023	480,000	572,208

		13,829,821

Vermont - 0.1%
Vermont Housing Finance Agency, 4.000%, 11/1/2043, Call 5/1/2023	1,385,000	1,479,499
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (15)	130,000	140,384
5.000%, 6/15/2020 (15)	125,000	137,421

		1,757,304

Virgin Islands - 0.2%
Virgin Islands Public Finance Authority, 5.000%, 9/1/2030, Call 9/1/2025 (6)	3,320,000	3,865,576
Virginia - 0.4%
City of Chesapeake, 5.000%, 7/15/2022	500,000	590,045
Henrico County Economic Development Authority, AGM, 0.763%, 8/23/2027, Call 6/1/2016 (9) (13)	50,000	47,092
Stafford County Economic Development Authority:
5.000%, 6/15/2027, Call 6/15/2026	500,000	616,305
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,224,610
5.000%, 6/15/2030, Call 6/15/2026	700,000	848,904
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	851,289
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	2,004,684
Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,110,920

		7,293,849

Washington - 1.8%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	174,497
Energy Northwest, 5.000%, 7/1/2027, Call 7/1/2026	10,000,000	12,788,700
King County Housing Authority:
5.200%, 5/1/2028, Call 11/1/2018	660,000	711,731
5.500%, 12/1/2028, Call 12/1/2018	1,000,000	1,089,600
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	232,480
Marysville Local Improvement District:
2.050%, 6/1/2036, Call 6/1/2016	245,000	245,000
3.350%, 6/1/2036, Call 6/1/2024	350,000	368,319
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,355,500
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,232,642
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	768,430
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	471,359

Washington Health Care Facilities Authority:
0.000%, 12/1/2017 (6)	375,000	357,255
5.000%, 8/15/2020, Call 8/15/2017	4,460,000	4,618,821
5.000%, 2/1/2023, Call 2/1/2021	1,000,000	1,145,320
5.000%, 10/1/2030, Call 10/1/2022	750,000	875,325
Washington State Housing Finance Commission, GNMA/FNMA COLL, 3.500%, 10/1/2022, Call 4/1/2021	345,000	360,270
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC COLL:
3.050%, 6/1/2022 (15)	750,000	778,770
3.050%, 12/1/2022 (15)	200,000	207,652
3.150%, 6/1/2023, Call 12/1/2022 (15)	330,000	342,784
3.150%, 12/1/2023, Call 12/1/2022 (15)	150,000	155,583
3.300%, 6/1/2024, Call 12/1/2022 (15)	20,000	20,826
3.450%, 6/1/2025, Call 12/1/2022 (15)	845,000	880,980
WBRP 3.2 Washington Biomed Research Properties Lease:
5.000%, 1/1/2026, Call 7/1/2025	750,000	943,725
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,152,026
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	580,408
5.000%, 12/1/2022	510,000	573,628

		33,431,631

West Virginia - 0.5%
Berkeley County Public Service Sewer District, BAM:
4.500%, 10/1/2029, Call 10/1/2023	1,000,000	1,128,130
4.500%, 10/1/2032, Call 10/1/2023	1,220,000	1,362,496
City of Princeton, 5.000%, 5/1/2017	875,000	906,089
West Virginia Hospital Finance Authority, 5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,808,250
West Virginia Hospital Finance Authority, AMBAC, 5.000%, 6/1/2019, Call 6/15/2016	1,565,000	1,567,363
West Virginia State Hospital Finance Authority, AMBAC, 5.000%, 6/1/2018, Call 6/15/2016	600,000	600,906

		8,373,234

Wisconsin - 2.9%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	104,745
Maple School District, 5.000%, 4/1/2022	1,070,000	1,265,756
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	553,700
Public Finance Authority, 4.750%, 12/1/2035, Call 12/1/2020	2,000,000	2,046,040
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	890,664
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,335,240
5.000%, 5/1/2027, Call 5/1/2022	1,605,000	1,927,637
5.750%, 5/1/2029, Call 5/1/2019	1,155,000	1,308,084
6.000%, 5/1/2033, Call 5/1/2019	1,415,000	1,611,784
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	2,237,054
Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	621,982
5.250%, 12/15/2027	1,930,000	2,371,951
Wisconsin Health & Educational Facilities Authority:
4.500%, 10/15/2026, Call 10/15/2021	20,000	22,348
4.750%, 10/15/2029, Call 10/15/2021	605,000	675,852
5.000%, 8/15/2018	1,000,000	1,090,940
5.000%, 6/1/2019	645,000	672,013
5.000%, 7/1/2019	990,000	1,089,742
5.000%, 8/15/2019	250,000	277,318
5.000%, 8/15/2019	955,000	1,076,285
5.000%, 8/15/2020	1,060,000	1,231,105
5.000%, 3/1/2021	240,000	274,298
5.000%, 8/15/2021	1,160,000	1,382,836
5.000%, 3/1/2022	205,000	238,817
5.000%, 10/1/2022	750,000	893,902
5.000%, 12/15/2022	500,000	598,885
5.000%, 12/15/2023	500,000	608,705
5.000%, 12/15/2024	500,000	617,135
5.000%, 3/1/2025, Call 3/1/2024	315,000	376,734
5.000%, 6/1/2026, Call 6/1/2020	135,000	155,750
5.000%, 8/15/2027, Call 8/15/2022	500,000	608,185
5.000%, 12/15/2028, Call 12/15/2024	100,000	120,210
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	2,073,473

5.000%, 4/1/2032, Call 10/1/2022	4,560,000	5,252,026
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,137,180
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	6,098,450
5.125%, 4/15/2031, Call 4/15/2023	250,000	292,368
5.250%, 8/15/2018, Call 8/15/2016	500,000	504,675
5.250%, 4/1/2023, Call 4/1/2018	365,000	394,200
5.250%, 6/1/2034, Call 6/1/2020	300,000	339,843
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,858,984
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	4,181,868
Wisconsin Housing & Economic Development Authority, 5.750%, 11/1/2025, Call 5/1/2020 (15)	1,605,000	1,737,396

		53,156,160

Wyoming - 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,145,190
Wyoming Municipal Power Agency, Inc., 5.500%, 1/1/2028, Call 1/1/2018	500,000	533,335

		1,678,525

Total Municipals (identified cost $1,715,735,760)		1,796,374,776

Mutual Funds - 1.0%
BlackRock Long-Term Municipal Advantage Trust	121,500	1,505,385
BlackRock Muni Intermediate Duration Fund, Inc.	110,000	1,658,800
BlackRock Municipal Bond Trust	93,400	1,613,018
BlackRock Municipal Income Quality Trust	107,800	1,659,042
BlackRock Municipal Income Trust	107,000	1,671,340
BlackRock MuniHoldings Quality Fund, Inc.	93,400	1,346,828
BlackRock MuniYield Quality Fund, Inc.	105,000	1,708,350
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	500,652	5,041,570
Eaton Vance Municipal Income Term Trust	42,000	834,120

Total Mutual Funds (identified cost $15,653,578)		17,038,453

Short-Term Investments - 0.3%

Mutual Funds - 0.3%
BMO Tax-Free Money Market Fund - Premier Class, 0.300% (4)	5,907,883	5,907,883

Total Short-Term Investments (identified cost $5,907,883)		5,907,883

Total Investments - 100.7% (identified cost $1,737,297,221)		1,819,321,112
Other Assets and Liabilities - (0.7)%		(12,581,385)

Total Net Assets - 100.0%		$1,806,739,727

Mortgage Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Security - 0.3%

Federal Home Loan Mortgage Corporation - 0.3%
0.706%, 8/25/2031, (Series T-32) (9)	$298,996	$293,059

Total Asset-Backed Securities (identified cost $298,995)		293,059

Collateralized Mortgage Obligations - 12.7%

Federal National Mortgage Association - 0.7%
0.846%, 4/25/2034, (Series 2004-25) (9)	292,259	295,192
4.000%, 3/25/2041, (Series 2012-21)	456,916	487,224

		782,416
Government National Mortgage Association - 0.9%
4.500%, 8/20/2028, (Series 2009-116)	965,000	988,693
Private Sponsor - 11.1%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	1,126,652	1,140,367
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	379,053	396,176
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 4.218%, 7/25/2037 (9)	641,162	588,330
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	851,901	879,302
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	189,279	180,363
Freddie Mac Structured Agency Credit Risk Debt Notes, Class M2, (Series 2014-DN1), 2.646%, 2/25/2024 (9)	2,000,000	2,025,182
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	226,969	220,367
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 2.848%, 11/25/2034 (9)	1,015,803	1,029,789
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	959,301	847,464
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	904,474	854,377
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 2.768%, 12/25/2034 (9)	805,827	764,195
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	552,499	552,535
Class A1, (Series 2006-AR19), 5.633%, 12/25/2036 (9)	1,104,506	1,037,805
Class A1, (Series 2007-15), 6.000%, 11/25/2037	1,093,480	1,085,445
Class A8, (Series 2007-11), 6.000%, 8/25/2037	807,478	802,457

		12,404,154

Total Collateralized Mortgage Obligations (identified cost $14,198,003)		14,175,263

Commercial Mortgage Securities - 11.9%

Private Sponsor - 11.9%
Banc of America Commercial Mortgage Trust, Class A3, (Series 2006-6), 5.369%, 10/10/2045	34,371	34,370
Citigroup Commercial Mortgage Trust, Class B, (Series 2014-GC23), 4.175%, 7/10/2047 (9)	1,000,000	1,051,405
FREMF Mortgage Trust, Class B, (Series 2012-K19), 4.033%, 5/25/2045 (6) (9)	2,000,000	2,114,168
FREMF Mortgage Trust:
Class B, (Series 2014-K37), 4.558%, 1/25/2047 (6) (9)	2,000,000	2,128,744
Class C, (Series 2012-K21), 3.938%, 7/25/2045 (6) (9)	1,500,000	1,492,928
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (9)	2,000,000	2,117,224
Morgan Stanley Bank of America Merrill Lynch Trust, Class B, (Series 2013-C13), 4.740%, 11/15/2046 (9)	2,000,000	2,221,934
UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (6) (9)	2,000,000	2,076,540

Total Commercial Mortgage Securities (identified cost $12,837,027)		13,237,313

U.S. Government Agency-Mortgage Securities - 73.6%

Federal Home Loan Mortgage Corporation - 15.5%
3.000%, 2/1/2029	1,554,100	1,626,493
3.500%, 4/1/2042	102,158	107,653
3.500%, 9/1/2044	4,343,676	4,546,139
4.000%, 10/1/2031	1,929,683	2,078,183
4.000%, 12/1/2040	531,461	571,536
4.000%, 2/1/2044	3,260,006	3,526,368
4.500%, 9/1/2031	610,174	669,606
4.500%, 7/1/2040	41,485	45,781
4.500%, 11/1/2040	1,077,131	1,183,887
4.500%, 2/1/2041	1,602,653	1,750,666
5.000%, 12/1/2022	189,056	201,631
5.000%, 1/1/2040	350,899	392,063
5.500%, 11/1/2018	110,827	113,572
5.500%, 10/1/2021	193,951	207,867
5.500%, 7/1/2035	59,852	67,623
6.000%, 12/1/2036	40,433	46,203
6.000%, 12/1/2037	28,344	32,624
6.500%, 9/1/2016	922	924
7.500%, 4/1/2024	45,461	52,193
7.500%, 4/1/2027	25,567	30,615
8.000%, 8/1/2030	23,535	27,351
8.500%, 9/1/2024	22,792	25,948
9.000%, 6/1/2019	5,664	5,724
9.500%, 2/1/2025	9,276	9,397

		17,320,047

Federal National Mortgage Association - 53.8%
2.500%, 9/1/2029	2,320,812	2,386,823
2.500%, 5/1/2031 (10)	3,000,000	3,079,517
3.000%, 8/1/2032	268,495	279,978
3.000%, 5/1/2043	2,006,704	2,060,341
3.000%, 5/1/2043	2,410,286	2,474,650
3.000%, 8/1/2043	3,383,180	3,472,996
3.000%, 2/1/2045	1,763,387	1,808,008
3.000%, 7/1/2045	2,865,570	2,943,955
3.500%, 7/1/2032	568,462	600,763
3.500%, 10/1/2042	2,630,177	2,762,086
3.500%, 5/1/2043	3,067,017	3,238,022
3.500%, 9/1/2043	2,500,098	2,640,814
3.500%, 2/1/2045	2,832,427	2,985,420
3.500%, 4/1/2045	1,751,729	1,834,673
3.500%, 5/1/2045	3,025,528	3,171,903
3.500%, 11/1/2045	2,910,225	3,052,221
4.000%, 11/1/2031	1,068,238	1,150,460
4.000%, 2/1/2041	1,789,330	1,916,868
4.000%, 3/1/2041	366,786	395,656
4.000%, 9/1/2043	1,481,292	1,598,621
4.000%, 5/1/2044	2,774,334	2,962,312
4.500%, 12/1/2040	1,388,660	1,513,754
4.500%, 4/1/2041	3,006,127	3,286,448
4.500%, 6/1/2042	1,281,744	1,409,788
5.000%, 5/1/2018	123,062	126,664
5.000%, 5/1/2042	1,390,816	1,548,615
5.500%, 1/1/2023	191,851	214,991
5.500%, 10/1/2024	309,313	346,635
5.500%, 2/1/2036	235,894	266,916
5.500%, 7/1/2036	486,370	551,078
5.500%, 8/1/2037	892,787	1,011,118
6.000%, 10/1/2016	3,886	3,899
6.000%, 9/1/2021	263,384	281,425
6.000%, 5/1/2039	853,625	983,978
6.500%, 9/1/2016	1,881	1,886
6.500%, 9/1/2016	5,133	5,142
6.500%, 8/1/2030	455,445	521,911

6.500%, 12/1/2031	28,601	33,840
6.500%, 11/1/2037	110,660	123,820
7.000%, 3/1/2029	56,980	65,624
7.000%, 7/1/2029	170,539	196,982
7.000%, 2/1/2030	120,999	138,644
7.500%, 10/1/2030	30,263	34,532
8.000%, 10/1/2028	296,671	340,368
8.000%, 4/1/2030	51,390	64,554

		59,888,699

Government National Mortgage Association - 4.3%
3.000%, 2/20/2045	2,299,208	2,388,440
5.000%, 4/15/2034	350,572	395,699
5.500%, 9/15/2033	810,791	911,636
6.000%, 12/20/2033	893,964	1,049,381
7.000%, 8/15/2031	44,337	51,918
9.500%, 10/15/2024	9,373	9,419

		4,806,493

Total U.S. Government Agency-Mortgage Securities (identified cost $79,674,962)		82,015,239

Short-Term Investments - 4.5%

Mutual Funds - 4.5%
BMO Government Money Market Fund - Premier Class, 0.190% (4)	5,084,731	5,084,731

Total Short-Term Investments (identified cost $5,084,731)		5,084,731

Total Investments - 103.0% (identified cost $112,093,718)		114,805,605
Other Assets and Liabilities - (3.0)%		(3,372,141)

Total Net Assets - 100.0%		$111,433,464

TCH Intermediate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 54.8%

Agriculture - 0.7%
Imperial Brands Finance PLC, 4.250%, 7/21/2025 (6)	$500,000	$535,202

Auto Manufacturers - 4.4%
Ford Motor Credit Co. LLC:
1.567%, 11/4/2019 (9)	2,000,000	1,980,214
4.389%, 1/8/2026 (1)	750,000	806,500
General Motors Financial Co., Inc., 3.700%, 5/9/2023 (1)	500,000	495,641

		3,282,355

Banks - 17.8%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (6)	1,000,000	1,028,135
Banco Santander Chile, 1.529%, 4/11/2017 (6) (9)	1,000,000	1,000,000
Barclays Bank PLC, 1.208%, 2/17/2017 (9)	1,500,000	1,501,806
Capital One Financial Corp., 4.200%, 10/29/2025 (1)	750,000	768,271
Deutsche Bank AG, 3.375%, 5/12/2021	500,000	497,001
Goldman Sachs Group, Inc.:
1.838%, 4/30/2018 (9)	2,000,000	2,017,200
4.000%, 3/3/2024 (1)	1,000,000	1,056,766
HSBC Holdings PLC:
2.322%, 5/25/2021 (9)	900,000	907,092
4.250%, 3/14/2024	1,000,000	1,014,815
Intesa Sanpaolo SpA, 5.017%, 6/26/2024 (1) (6)	1,000,000	949,733
JPMorgan Chase & Co., 4.125%, 12/15/2026 (1)	500,000	519,157
Morgan Stanley, 1.369%, 1/5/2018 (9)	1,000,000	999,792
Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	1,000,000	990,048

		13,249,816

Computers - 1.7%
Diamond 1 Finance Corp., 5.450%, 6/15/2023 (6) (10)	750,000	763,717
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1) (6)	500,000	512,696

		1,276,413

Distribution/Wholesale - 1.0%
Ingram Micro, Inc., 4.950%, 12/15/2024	750,000	745,931
Diversified Financial Services - 3.7%
AerCap Ireland Capital, Ltd., 3.950%, 2/1/2022	750,000	750,187
Jefferies Group LLC, 5.125%, 1/20/2023	1,000,000	1,037,893
Nomura Holdings, Inc., 2.082%, 9/13/2016 (9)	1,000,000	1,003,468

		2,791,548

Holding Companies-Diversified - 1.8%
Leucadia National Corp., 5.500%, 10/18/2023 (1)	1,300,000	1,305,291

Mining - 1.6%
Barrick Gold Corp., 4.100%, 5/1/2023	500,000	506,959
Glencore Funding LLC, 4.625%, 4/29/2024 (1) (6)	500,000	442,125
Teck Resources, Ltd., 3.750%, 2/1/2023	350,000	256,375

		1,205,459

Miscellaneous Manufacturing - 1.6%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,206,009
Oil & Gas - 5.0%
Ensco PLC, 4.500%, 10/1/2024 (1)	1,000,000	626,250
Petrobras Global Finance BV, 5.750%, 1/20/2020 (1)	1,000,000	940,750
Rowan Cos., Inc., 4.875%, 6/1/2022	1,000,000	784,031

Transocean, Inc., 7.125%, 12/15/2021 (1)	1,900,000	1,410,750

		3,761,781

Pharmaceuticals - 0.7%
AbbVie, Inc., 4.300%, 5/14/2036	500,000	496,677
Pipelines - 4.3%
Energy Transfer Partners LP, 4.150%, 10/1/2020 (1)	1,000,000	987,453
Kinder Morgan Energy Partners LP:
4.150%, 2/1/2024 (1)	1,300,000	1,256,134
4.300%, 5/1/2024 (1)	1,000,000	971,531

		3,215,118

Real Estate Investment Trusts - 3.1%
EPR Properties, 5.250%, 7/15/2023	1,250,000	1,300,401
Senior Housing Properties Trust, 4.750%, 5/1/2024	1,000,000	976,304

		2,276,705

Retail - 2.0%
Kohl’s Corp., 4.250%, 7/17/2025	750,000	714,281
Walgreens Boots Alliance, Inc., 3.100%, 6/1/2023	750,000	750,392

		1,464,673

Semiconductors - 0.7%
Micron Technology, Inc., 5.500%, 2/1/2025	650,000	547,625
Telecommunications - 1.3%
Motorola Solutions, Inc., 4.000%, 9/1/2024	1,000,000	972,633
Transportation - 3.4%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (6)	1,000,000	1,016,280
Kansas City Southern, 1.334%, 10/28/2016 (6) (9)	1,500,000	1,491,309

		2,507,589

Total Corporate Bonds & Notes (identified cost $41,595,939)		40,840,825

U.S. Government & U.S. Government Agency Obligations - 13.1%

U.S. Treasury Bonds & Notes - 13.1%
0.125%, 4/15/2020 (1)	4,575,285	4,639,087
3.125%, 4/30/2017 (1)	5,000,000	5,108,415

Total U.S. Government & U.S. Government Agency Obligations (identified cost $9,641,026)		9,747,502

U.S. Government Agency-Mortgage Securities - 29.1%

Federal Home Loan Mortgage Corporation - 14.1%
3.000%, 9/1/2045	1,918,374	1,966,105
3.500%, 10/1/2043	2,857,178	2,990,380
3.500%, 2/1/2044	2,831,752	2,963,743
4.000%, 4/1/2044	2,444,685	2,607,168

		10,527,396

Federal National Mortgage Association - 15.0%
3.000%, 5/1/2043	1,559,636	1,601,285
3.000%, 9/1/2044	2,298,180	2,356,333
3.000%, 6/1/2045	2,374,430	2,434,512
3.000%, 7/1/2045	2,865,329	2,937,833
3.500%, 4/1/2045	1,736,568	1,820,536

		11,150,499

Total U.S. Government Agency-Mortgage Securities (identified cost $21,126,175)		21,677,895

Short-Term Investments - 29.9%

Collateral Pool Investments for Securities on Loan - 24.7%
Collateral pool allocation (3)		18,426,733

Mutual Funds - 5.2%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	3,873,838	3,873,838

Total Short-Term Investments (identified cost $22,300,571)	22,300,571

Total Investments - 126.9% (identified cost $94,663,711)	94,566,793
Other Assets and Liabilities - (26.9)%	(20,068,984)

Total Net Assets - 100.0%	$74,497,809

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 90.9%
Aerospace/Defense - 1.3%
Lockheed Martin Corp., 2.500%, 11/23/2020 (1)	$2,500,000	$2,548,793
Auto Manufacturers - 2.2%
Ford Motor Credit Co. LLC, 1.567%, 11/4/2019 (1) (9)	1,500,000	1,485,160
General Motors Co., 6.600%, 4/1/2036 (1)	1,000,000	1,149,912
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	1,000,000	997,113
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/2023 (1) (6)	450,000	474,750
Nissan Motor Acceptance Corp., 1.330%, 9/26/2016 (6) (9)	250,000	250,353

		4,357,288
Banks - 12.0%
Banco Santander Chile, 1.529%, 4/11/2017 (6) (9)	1,000,000	1,000,000
Bank of America Corp.:
1.495%, 4/1/2019 (9)	1,000,000	998,359
1.668%, 1/15/2019 (1) (9)	2,000,000	2,009,148
Citigroup, Inc., 1.175%, 3/10/2017 (9)	750,000	750,761
Deutsche Bank AG:
3.125%, 1/13/2021	500,000	495,460
3.375%, 5/12/2021	1,500,000	1,491,003
Goldman Sachs Group, Inc.:
1.726%, 11/15/2018 (9)	1,000,000	1,006,225
1.838%, 4/30/2018 (1) (9)	1,500,000	1,512,900
HSBC Holdings PLC, 2.322%, 5/25/2021 (9)	1,500,000	1,511,820
HSBC USA, Inc., 0.925%, 6/23/2017 (9)	1,500,000	1,496,466
JPMorgan Chase & Co.:
1.465%, 3/22/2019 (9)	2,000,000	2,005,450
4.625%, 5/10/2021 (1)	300,000	330,155
National City Bank:
0.984%, 12/15/2016 (9)	550,000	549,772
1.006%, 6/7/2017 (9)	2,000,000	1,996,366
SunTrust Banks, Inc., 3.500%, 1/20/2017	3,000,000	3,036,408
Toronto-Dominion Bank, 1.627%, 4/7/2021 (1) (9)	2,000,000	2,016,826
Wells Fargo Bank NA, 0.000%, 5/24/2019 (9) (10)	2,000,000	2,003,248

		24,210,367
Beverages - 0.6%
Anheuser-Busch InBev Finance, Inc., 1.897%, 2/1/2021 (1) (9)	1,250,000	1,291,143
Biotechnology - 2.7%
Amgen, Inc.:
1.034%, 5/22/2017 (9)	2,000,000	2,000,746
2.200%, 5/22/2019 (1)	1,300,000	1,319,167
Gilead Sciences, Inc., 3.050%, 12/1/2016 (1)	2,000,000	2,021,480

		5,341,393
Chemicals - 3.0%
Agrium, Inc., 4.125%, 3/15/2035 (1)	3,000,000	2,747,301
Braskem America Finance Co., 7.125%, 7/22/2041 (1) (6)	1,000,000	898,750
Mexichem SAB de C.V., 6.750%, 9/19/2042 (6)	1,500,000	1,505,625
OCP SA, 6.875%, 4/25/2044 (6)	800,000	811,968

		5,963,644
Commercial Services - 1.1%
ADT Corp., 4.125%, 6/15/2023	500,000	467,500
Prime Security One MS, Inc., 4.875%, 7/15/2032 (6)	2,250,000	1,788,750

		2,256,250

Computers - 3.7%
Diamond 1 Finance Corp., 8.350%, 7/15/2046 (6) (10)	2,000,000	2,041,602
EMC Corp., 3.375%, 6/1/2023 (1)	800,000	685,089
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1) (6)	3,000,000	3,076,176
Seagate HDD Cayman, 5.750%, 12/1/2034 (1)	2,500,000	1,726,562

		7,529,429

Distribution/Wholesale - 0.5%
Ingram Micro, Inc., 4.950%, 12/15/2024	1,000,000	994,574
Diversified Financial Services - 3.2%
AerCap Ireland Capital, Ltd., 3.950%, 2/1/2022	2,000,000	2,000,500
Jefferies Group, LLC, 6.500%, 1/20/2043	2,000,000	1,967,410
Legg Mason, Inc., 4.750%, 3/15/2026	1,000,000	1,042,719
Nomura Holdings, Inc., 2.082%, 9/13/2016 (9)	1,500,000	1,505,202

		6,515,831

Food - 3.3%
ConAgra Foods, Inc., 1.005%, 7/21/2016 (9)	2,000,000	2,000,626
Kraft Heinz Foods Co.:
2.250%, 6/5/2017	2,000,000	2,019,742
2.800%, 7/2/2020 (6)	1,500,000	1,540,809
Marfrig Holdings Europe BV, 8.000%, 6/8/2023 (6) (10)	1,000,000	1,006,700

		6,567,877

Healthcare-Products - 0.5%
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (1)	1,000,000	1,005,361
Healthcare-Services - 0.4%
Humana, Inc., 8.150%, 6/15/2038	600,000	842,702
Holding Companies-Diversified - 0.2%
Leucadia National Corp., 6.625%, 10/23/2043 (1)	500,000	429,768
Housewares - 1.1%
Newell Rubbermaid, Inc., 5.375%, 4/1/2036	2,000,000	2,229,666
Insurance - 1.3%
Berkshire Hathaway Finance Corp., 1.184%, 3/7/2018 (9)	2,000,000	2,010,696
Primerica, Inc., 4.750%, 7/15/2022	500,000	541,585

		2,552,281
Internet - 2.1%
eBay, Inc.:
2.500%, 3/9/2018	1,750,000	1,778,264
4.000%, 7/15/2042	3,000,000	2,465,343

		4,243,607

Iron/Steel - 2.1%
ArcelorMittal, 8.000%, 10/15/2039 (1)	1,000,000	950,000
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (6)	3,000,000	2,385,000
Vale Overseas, Ltd., 8.250%, 1/17/2034	1,000,000	975,000

		4,310,000
Lodging - 0.6%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,117,495
Media - 4.9%
Charter Communications Operating LLC, 6.484%, 10/23/2045 (1) (6)	3,000,000	3,457,068
Time Warner Cable, Inc., 6.750%, 6/15/2039	1,000,000	1,139,255
Viacom, Inc.:
4.375%, 3/15/2043 (1)	2,500,000	1,918,747
4.850%, 12/15/2034	1,000,000	892,128
Walt Disney Co., 5.625%, 9/15/2016	2,400,000	2,433,768

		9,840,966
Mining - 3.3%
Corp Nacional del Cobre de Chile, 4.875%, 11/4/2044 (1) (6)	1,000,000	955,353
Glencore Finance Canada, Ltd., 6.900%, 11/15/2037 (1) (6)	1,000,000	892,339
Glencore Funding LLC, 4.625%, 4/29/2024 (1) (6)	2,000,000	1,768,500
Southern Copper Corp., 7.500%, 7/27/2035 (1)	250,000	263,268

Teck Resources, Ltd.:
6.000%, 8/15/2040	2,000,000	1,340,000
6.125%, 10/1/2035 (1)	1,000,000	695,000
6.250%, 7/15/2041	1,000,000	710,000

		6,624,460
Miscellaneous Manufacturing - 0.9%
Trinity Industries, Inc., 4.550%, 10/1/2024	2,000,000	1,855,398
Oil & Gas - 5.6%
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	934,500
7.375%, 9/18/2043	1,000,000	939,500
Ensco PLC:
5.200%, 3/15/2025 (1)	2,000,000	1,331,500
5.750%, 10/1/2044	2,000,000	1,167,500
Exxon Mobil Corp., 1.274%, 2/28/2018 (9)	2,000,000	2,017,116
Pride International, Inc., 6.875%, 8/15/2020 (1)	1,000,000	890,000
Rowan Cos., Inc.:
4.875%, 6/1/2022 (1)	1,500,000	1,176,046
5.400%, 12/1/2042	1,000,000	596,559
Transocean, Inc.:
7.125%, 12/15/2021 (1)	2,000,000	1,485,000
7.500%, 4/15/2031	250,000	152,500
8.100%, 12/15/2041	1,000,000	640,000

		11,330,221

Pharmaceuticals - 4.6%
AbbVie, Inc., 4.300%, 5/14/2036 (1)	1,500,000	1,490,031
Actavis Funding SCS, 4.550%, 3/15/2035 (1)	500,000	495,770
Johnson & Johnson, 0.905%, 3/1/2019 (9)	2,000,000	2,004,634
Perrigo Finance Unlimited Co.:
3.500%, 3/15/2021	1,500,000	1,527,641
4.900%, 12/15/2044 (1)	1,000,000	928,113
Valeant Pharmaceuticals International, Inc.:
5.375%, 3/15/2020 (6)	1,000,000	887,500
7.000%, 10/1/2020 (6)	1,000,000	907,500
Zoetis, Inc., 3.250%, 2/1/2023	1,000,000	1,002,040

		9,243,229

Pipelines - 5.2%
Energy Transfer Partners LP:
5.150%, 3/15/2045	2,000,000	1,706,742
6.500%, 2/1/2042	1,500,000	1,454,109
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040	250,000	269,046
Kinder Morgan, Inc., 5.300%, 12/1/2034	3,000,000	2,726,163
ONEOK Partners LP, 4.900%, 3/15/2025 (1)	3,000,000	3,008,712
Sunoco Logistics Partners Operations LP, 5.350%, 5/15/2045 (1)	1,500,000	1,355,251

		10,520,023

Real Estate Investment Trusts - 2.3%
EPR Properties:
5.250%, 7/15/2023	1,000,000	1,040,321
5.750%, 8/15/2022	1,500,000	1,607,539
Hospitality Properties Trust:
4.500%, 6/15/2023	500,000	502,627
4.500%, 3/15/2025	1,500,000	1,465,319

		4,615,806

Retail - 6.5%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	2,500,000	2,180,467
Coach, Inc., 4.250%, 4/1/2025 (1)	3,000,000	3,029,736
CVS Health Corp., 2.250%, 12/5/2018 (1)	1,250,000	1,271,416
L Brands, Inc.:
6.950%, 3/1/2033	600,000	607,500
7.600%, 7/15/2037	1,000,000	1,050,000
Lowe’s Cos., Inc., 1.232%, 9/14/2018 (9)	2,000,000	2,019,052
McDonald’s Corp., 2.750%, 12/9/2020 (1)	1,500,000	1,542,351
TJX Cos., Inc., 6.950%, 4/15/2019	250,000	288,615

Walgreens Boots Alliance, Inc., 4.650%, 6/1/2046 (10)	1,000,000	1,017,743

		13,006,880

Semiconductors - 1.6%
Intel Corp., 4.100%, 5/19/2046 (1)	1,500,000	1,508,130
Micron Technology, Inc., 5.500%, 2/1/2025	2,000,000	1,685,000

		3,193,130

Software - 0.6%
Electronic Arts, Inc., 3.700%, 3/1/2021	1,250,000	1,304,435
Sovereign - 1.4%
Costa Rica Government International Bond:
4.375%, 4/30/2025 (6)	1,000,000	895,000
7.158%, 3/12/2045 (6)	2,000,000	1,847,500

		2,742,500

Telecommunications - 10.9%
AT&T, Inc.:
1.577%, 11/27/2018 (9)	1,235,000	1,238,028
3.950%, 1/15/2025	2,000,000	2,079,606
5.150%, 3/15/2042	2,000,000	2,091,466
CenturyLink, Inc.:
7.600%, 9/15/2039	1,400,000	1,155,000
7.650%, 3/15/2042	2,000,000	1,645,000
Cisco Systems, Inc., 0.912%, 3/3/2017 (9)	2,500,000	2,504,687
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	757,000
Frontier Communications Corp.:
8.125%, 10/1/2018 (1)	750,000	816,563
8.750%, 4/15/2022	500,000	498,750
9.000%, 8/15/2031	2,500,000	2,150,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	2,500,000	2,183,933
T-Mobile USA, Inc., 6.500%, 1/15/2026	1,000,000	1,061,250
Telecom Italia Capital SA:
6.375%, 11/15/2033	1,500,000	1,496,250
7.200%, 7/18/2036	1,500,000	1,540,500
Windstream Services LLC, 7.500%, 6/1/2022 (1)	750,000	628,125

		21,846,158

Transportation - 0.2%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	500,000	471,250
Trucking & Leasing - 1.0%
Penske Truck Leasing Co. Lp, 3.300%, 4/1/2021 (6)	2,000,000	2,015,176

Total Corporate Bonds & Notes (identified cost $188,476,034)		182,917,101

Municipals - 0.3%

California - 0.3%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	589,840

Total Municipals (identified cost $500,000)		589,840

U.S. Government & U.S. Government Agency Obligations - 2.5%

U.S. Treasury Bonds & Notes - 2.5%
2.250%, 11/30/2017 (1)	2,500,000	2,553,710
2.500%, 6/30/2017 (1)	2,500,000	2,546,778

Total U.S. Government & U.S. Government Agency Obligations (identified cost $5,101,761)		5,100,488

Short-Term Investments - 28.5%

Collateral Pool Investments for Securities on Loan - 22.7%
Collateral pool allocation (3)		45,590,126

Commercial Paper - 1.5%
Microsoft Corp., 0.320%, 6/29/2016 (12)	1,500,000	1,499,509

Pfizer, Inc., 0.460%, 7/25/2016 (12)	1,500,000	1,498,965

		2,998,474

Mutual Funds - 4.3%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	8,692,633	8,692,633

Total Short-Term Investments (identified cost $57,281,351)		57,281,233

Total Investments - 122.2%
(identified cost $251,359,146)		245,888,662
Other Assets and Liabilities - (22.2)%		(44,735,393)

Total Net Assets - 100.0%		$201,153,269

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Commercial Mortgage Securities - 0.1%
Private Sponsor - 0.1%
Bear Stearns Commercial Mortgage Securities, Class A4, (Series 2007-T28), 5.742%, 9/11/2042 (9)	$476,007	$495,324

Total Commercial Mortgage Securities (identified cost $325,320)		495,324

Corporate Bonds & Notes - 46.3%

Auto Manufacturers - 3.1%
Ford Motor Credit Co. LLC:
1.413%, 1/17/2017 (9)	2,000,000	2,003,262
1.567%, 11/4/2019 (9)	4,000,000	3,960,428
1.569%, 1/9/2018 (9)	7,500,000	7,514,865
General Motors Co., 6.600%, 4/1/2036 (1)	3,500,000	4,024,692
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	5,000,000	4,985,565
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/2023 (1) (6)	3,000,000	3,165,000
Nissan Motor Acceptance Corp., 1.330%, 9/26/2016 (6) (9)	5,000,000	5,007,060

		30,660,872

Banks - 7.9%
Citigroup, Inc.:
1.175%, 3/10/2017 (9)	6,000,000	6,006,090
1.324%, 4/27/2018 (9)	8,000,000	7,996,208
1.598%, 7/25/2016 (9)	5,000,000	5,005,970
Deutsche Bank AG:
3.375%, 5/12/2021	6,250,000	6,212,512
4.100%, 1/13/2026 (1)	3,500,000	3,479,060
Goldman Sachs Group, Inc.:
1.726%, 11/15/2018 (9)	5,000,000	5,031,125
1.798%, 4/23/2020 (9)	8,000,000	8,007,552
1.838%, 4/30/2018 (9)	5,000,000	5,043,000
HSBC Holdings PLC, 2.322%, 5/25/2021 (9)	5,000,000	5,039,400
HSBC USA, Inc., 0.925%, 6/23/2017 (9)	4,000,000	3,990,576
JPMorgan Chase & Co.:
1.146%, 6/7/2021 (9) (10)	5,000,000	5,000,000
1.465%, 3/22/2019 (9)	3,500,000	3,509,538
Morgan Stanley, 1.369%, 1/5/2018 (9)	3,000,000	2,999,376
Toronto-Dominion Bank, 1.627%, 4/7/2021 (1) (9)	4,500,000	4,537,858
Wells Fargo Bank NA, 0.000%, 5/24/2019 (9) (10)	5,000,000	5,008,120

		76,866,385

Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc., 1.897%, 2/1/2021 (9)	3,000,000	3,098,742
Chemicals - 1.8%
Braskem America Finance Co., 7.125%, 7/22/2041 (6)	6,000,000	5,392,500
Grupo Idesa SA de C.V., 7.875%, 12/18/2020 (6)	2,750,000	2,779,920
Mexichem SAB de C.V., 6.750%, 9/19/2042 (6)	6,400,000	6,424,000
OCP SA, 6.875%, 4/25/2044 (6)	2,500,000	2,537,400

		17,133,820

Commercial Services - 0.7%
Prime Security One MS, Inc., 4.875%, 7/15/2032 (6)	8,000,000	6,360,000
Computers - 2.8%
Diamond 1 Finance Corp., 8.350%, 7/15/2046 (6) (10)	5,500,000	5,614,405
EMC Corp., 3.375%, 6/1/2023 (1)	2,000,000	1,712,722
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1) (6)	8,000,000	8,203,136

International Business Machines Corp., 1.076%, 8/18/2017 (9)	6,750,000	6,766,740
Seagate HDD Cayman:
4.875%, 6/1/2027 (6)	3,000,000	2,116,875
5.750%, 12/1/2034	3,500,000	2,417,188

		26,831,066
Distribution/Wholesale - 0.3%
Ingram Micro, Inc., 4.950%, 12/15/2024	2,500,000	2,486,435
Diversified Financial Services - 2.4%
American Express Credit Corp.:
0.906%, 6/5/2017 (9)	7,500,000	7,485,428
1.248%, 7/31/2018 (9)	3,000,000	2,984,373
Jefferies Group, LLC, 6.500%, 1/20/2043	5,000,000	4,918,525
Legg Mason, Inc., 4.750%, 3/15/2026	4,000,000	4,170,876
Nomura Holdings, Inc., 2.082%, 9/13/2016 (9)	4,000,000	4,013,872

		23,573,074
Food - 0.8%
ConAgra Foods, Inc., 1.005%, 7/21/2016 (9)	4,000,000	4,001,252
Kraft Heinz Foods Co., 2.250%, 6/5/2017	2,000,000	2,019,742
Marfrig Holdings Europe BV, 8.000%, 6/8/2023 (6) (10)	2,000,000	2,013,400

		8,034,394
Healthcare-Products - 0.2%
Mallinckrodt International Finance SA, 4.750%, 4/15/2023	2,000,000	1,657,500
Holding Companies-Diversified - 0.3%
Leucadia National Corp., 6.625%, 10/23/2043	3,000,000	2,578,608
Housewares - 0.6%
Newell Rubbermaid, Inc., 5.500%, 4/1/2046 (1)	5,000,000	5,727,080
Internet - 1.1%
Amazon.com, Inc., 4.800%, 12/5/2034	4,000,000	4,540,224
eBay, Inc., 4.000%, 7/15/2042 (1)	7,000,000	5,752,467

		10,292,691
Iron/Steel - 2.0%
ArcelorMittal, 8.000%, 10/15/2039	1,000,000	950,000
GTL Trade Finance, Inc.:
5.893%, 4/29/2024 (1) (6)	1,750,000	1,472,415
7.250%, 4/16/2044 (1) (6)	8,000,000	6,360,000
Samarco Mineracao SA, 5.750%, 10/24/2023 (1) (6)	4,000,000	1,975,000
Vale Overseas, Ltd.:
6.875%, 11/21/2036 (1)	8,500,000	7,097,500
8.250%, 1/17/2034	1,500,000	1,462,500

		19,317,415
Media - 1.5%
Charter Communications Operating LLC, 4.464%, 7/23/2022 (1) (6)	4,000,000	4,221,540
Viacom, Inc.:
4.375%, 3/15/2043	2,500,000	1,918,748
4.850%, 12/15/2034	8,000,000	7,137,024
Walt Disney Co., 0.984%, 5/30/2019 (9)	1,000,000	997,988

		14,275,300
Mining - 2.3%
Glencore Finance Canada, Ltd., 6.900%, 11/15/2037 (1) (6)	2,500,000	2,230,848
Glencore Funding LLC:
4.125%, 5/30/2023 (6)	2,000,000	1,752,576
4.625%, 4/29/2024 (1) (6)	5,000,000	4,421,250
Southern Copper Corp.:
5.250%, 11/8/2042 (1)	5,000,000	4,146,990
7.500%, 7/27/2035 (1)	2,500,000	2,632,682
Teck Resources, Ltd.:
6.000%, 8/15/2040 (1)	3,000,000	2,010,000
6.125%, 10/1/2035 (1)	1,500,000	1,042,500
6.250%, 7/15/2041	5,990,000	4,252,900

		22,489,746

Miscellaneous Manufacturing - 0.3%
Trinity Industries, Inc., 4.550%, 10/1/2024	3,000,000	2,783,097
Oil & Gas - 3.4%
Ecopetrol SA:
5.375%, 6/26/2026 (1)	1,000,000	934,500
7.375%, 9/18/2043 (1)	6,000,000	5,637,000
Ensco PLC:
5.200%, 3/15/2025	4,500,000	2,995,875
5.750%, 10/1/2044	8,000,000	4,670,000
Exxon Mobil Corp., 1.274%, 2/28/2018 (9)	2,500,000	2,521,395
Petroleos Mexicanos, 6.375%, 1/23/2045 (1)	2,500,000	2,353,250
Pride International, Inc.:
7.875%, 8/15/2040	1,000,000	685,750
8.500%, 6/15/2019 (1)	1,700,000	1,679,175
Rowan Cos., Inc.:
4.875%, 6/1/2022 (1)	3,500,000	2,744,108
5.400%, 12/1/2042	6,000,000	3,579,354
Transocean, Inc.:
7.125%, 12/15/2021 (1)	5,000,000	3,712,500
7.500%, 4/15/2031	250,000	152,500
8.100%, 12/15/2041	1,500,000	960,000

		32,625,407
Pharmaceuticals - 2.3%
AbbVie, Inc., 4.300%, 5/14/2036 (1)	4,000,000	3,973,416
Actavis Funding SCS, 4.550%, 3/15/2035 (1)	1,500,000	1,487,310
Merck & Co., Inc., 1.005%, 2/10/2020 (9)	6,000,000	6,011,298
Perrigo Finance Unlimited Co., 4.900%, 12/15/2044 (1)	5,000,000	4,640,565
Valeant Pharmaceuticals International, Inc.:
5.375%, 3/15/2020 (6)	2,500,000	2,218,750
7.000%, 10/1/2020 (6)	2,000,000	1,815,000
Zoetis, Inc., 3.250%, 2/1/2023	2,500,000	2,505,100

		22,651,439
Pipelines - 0.8%
Energy Transfer Partners LP:
5.150%, 3/15/2045 (1)	4,000,000	3,413,484
6.500%, 2/1/2042 (1)	1,000,000	969,406
ONEOK Partners LP, 4.900%, 3/15/2025 (1)	3,400,000	3,409,874

		7,792,764
Real Estate Investment Trusts - 1.3%
EPR Properties:
5.250%, 7/15/2023	5,000,000	5,201,605
5.750%, 8/15/2022	1,000,000	1,071,693
Hospitality Properties Trust:
4.500%, 6/15/2023	1,000,000	1,005,253
4.500%, 3/15/2025	2,500,000	2,442,198
Wellltower, Inc., 4.500%, 1/15/2024	2,500,000	2,653,202

		12,373,951
Retail - 1.9%
Coach, Inc., 4.250%, 4/1/2025	6,000,000	6,059,472
CVS Health Corp., 2.250%, 12/5/2018 (1)	1,500,000	1,525,700
L Brands, Inc.:
6.950%, 3/1/2033	2,500,000	2,531,250
7.600%, 7/15/2037	6,000,000	6,300,000
Walgreens Boots Alliance, Inc., 4.650%, 6/1/2046 (10)	2,500,000	2,544,357

		18,960,779
Semiconductors - 2.1%
Intel Corp., 4.100%, 5/19/2046 (1)	5,000,000	5,027,100
Micron Technology, Inc., 5.500%, 2/1/2025 (1)	8,000,000	6,740,000
QUALCOMM, Inc.:
0.906%, 5/18/2018 (9)	7,000,000	6,937,364
4.800%, 5/20/2045 (1)	2,000,000	2,027,674

		20,732,138

Software - 0.5%
Electronic Arts, Inc., 4.800%, 3/1/2026 (1)	5,000,000	5,301,850
Sovereign - 0.6%
Costa Rica Government International Bond:
5.625%, 4/30/2043 (1) (6)	5,000,000	3,968,750
7.000%, 4/4/2044 (6)	2,000,000	1,837,500

		5,806,250

Telecommunications - 5.0%
AT&T, Inc., 5.150%, 3/15/2042	4,000,000	4,182,932
CenturyLink, Inc.:
7.600%, 9/15/2039	6,500,000	5,362,500
7.650%, 3/15/2042 (1)	6,750,000	5,551,875
Cisco Systems, Inc., 0.944%, 6/15/2018 (9)	5,000,000	5,010,060
Frontier Communications Corp.:
7.125%, 1/15/2023	5,000,000	4,487,500
7.875%, 1/15/2027 (1)	2,500,000	2,087,500
8.125%, 10/1/2018 (1)	500,000	544,375
9.000%, 8/15/2031	500,000	430,000
Juniper Networks, Inc., 5.950%, 3/15/2041	5,000,000	4,889,205
Motorola Solutions, Inc., 5.500%, 9/1/2044	7,500,000	6,551,797
T-Mobile USA, Inc., 6.500%, 1/15/2026	1,500,000	1,591,875
Telecom Italia Capital SA, 6.375%, 11/15/2033	5,500,000	5,486,250
Verizon Communications, Inc., 2.382%, 9/14/2018 (9)	2,000,000	2,056,894
Windstream Services LLC, 7.500%, 6/1/2022 (1)	1,000,000	837,500

		49,070,263

Transportation - 0.0%
Kazakhstan Temir Zholy Finance BV, 6.950%, 7/10/2042 (6)	500,000	471,250

Total Corporate Bonds & Notes (identified cost $469,690,915)		449,952,316

Municipals - 0.0%

California - 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	353,904

Total Municipals (identified cost $300,000)		353,904

U.S. Government & U.S. Government Agency Obligations - 13.8%

U.S. Treasury Bonds & Notes - 13.8%
1.375%, 7/15/2018	2,760,375	2,892,624
1.750%, 1/15/2028	1,704,795	1,957,739
1.875%, 7/15/2019 (1)	5,575,600	6,007,748
2.000%, 9/30/2020 (1)	5,000,000	5,147,950
2.000%, 11/30/2020 (1)	2,500,000	2,573,290
2.000%, 11/15/2021 (1)	10,000,000	10,288,480
2.000%, 2/15/2023 (1)	15,000,000	15,368,850
2.000%, 2/15/2025 (1)	5,000,000	5,083,690
2.125%, 1/15/2019 (1)	4,990,455	5,339,887
2.125%, 8/15/2021 (1)	12,500,000	12,937,750
2.250%, 11/30/2017 (1)	7,500,000	7,661,130
2.250%, 11/15/2024 (1)	15,000,000	15,563,085
2.375%, 7/31/2017 (1)	12,500,000	12,730,475
2.500%, 6/30/2017 (1)	10,000,000	10,187,110
2.500%, 5/15/2024 (1)	5,000,000	5,289,745
2.625%, 1/31/2018 (1)	15,000,000	15,441,510

Total U.S. Government & U.S. Government Agency Obligations (identified cost $131,676,064)		134,471,063

U.S. Government Agency-Mortgage Securities - 37.4%

Federal Home Loan Mortgage Corporation - 21.2%
3.000%, 11/1/2042	1,441,690	1,478,989
3.000%, 4/1/2043	1,785,121	1,838,373

3.000%, 4/1/2043	2,576,506	2,644,226
3.000%, 4/1/2043	6,331,632	6,509,982
3.000%, 5/1/2043	3,183,703	3,266,403
3.000%, 7/1/2043	12,345,653	12,663,800
3.000%, 9/1/2043	12,422,180	12,739,741
3.000%, 4/1/2045	11,255,700	11,535,753
3.000%, 5/1/2045	6,140,160	6,292,933
3.000%, 9/1/2045	19,183,740	19,661,051
3.000%, 1/1/2046	19,653,647	20,142,649
3.000%, 4/1/2046	19,955,209	20,451,715
3.500%, 12/1/2040	1,170,734	1,233,455
3.500%, 12/1/2041	1,117,244	1,177,342
3.500%, 3/1/2042	386,375	407,160
3.500%, 12/1/2042	888,966	930,401
3.500%, 7/1/2043	5,740,631	6,010,475
3.500%, 9/1/2043	11,875,365	12,432,985
3.500%, 11/1/2043	10,031,139	10,498,701
3.500%, 1/1/2044	10,311,298	10,791,918
3.500%, 2/1/2044	10,619,071	11,114,037
3.500%, 11/1/2044	7,874,212	8,241,237
4.000%, 4/1/2026	605,784	645,021
4.000%, 10/1/2031	964,841	1,039,092
4.000%, 12/1/2039	803,766	859,813
4.000%, 12/1/2040	350,817	377,270
4.000%, 12/1/2040	4,501,907	4,815,451
4.000%, 3/1/2041	370,277	396,048
4.000%, 4/1/2041	8,481,348	9,163,902
4.000%, 8/1/2041	232,156	248,331
4.000%, 11/1/2041	937,619	1,002,582
4.500%, 9/1/2031	479,422	526,119
4.500%, 3/1/2039	193,264	211,192
4.500%, 5/1/2039	747,303	819,743
4.500%, 2/1/2040	196,858	215,142
4.500%, 11/1/2040	646,278	710,332
4.500%, 2/1/2041	1,402,321	1,531,833
5.000%, 12/1/2035	92,531	102,473
5.000%, 1/1/2038	43,597	48,001
5.000%, 3/1/2038	52,019	57,484
5.000%, 3/1/2038	162,273	178,870
5.000%, 2/1/2039	220,783	243,143
5.000%, 1/1/2040	251,732	281,262
6.000%, 6/1/2037	144,559	163,958
6.000%, 1/1/2038	150,853	171,799

		205,872,187

Federal National Mortgage Association - 15.9%
3.000%, 3/1/2043	3,334,540	3,425,379
3.000%, 7/1/2043	8,265,883	8,485,970
3.000%, 7/1/2043	16,459,818	16,898,488
3.000%, 8/1/2043	12,596,705	12,932,104
3.000%, 9/1/2044	11,490,898	11,781,664
3.000%, 1/1/2045	12,693,029	13,014,214
3.000%, 2/1/2045	17,633,871	18,080,078
3.000%, 6/1/2045	9,422,495	9,660,922
3.000%, 3/1/2046	19,632,226	20,129,000
3.500%, 7/1/2032	568,462	600,763
3.500%, 5/1/2042	1,422,964	1,492,496
3.500%, 10/1/2042	1,056,775	1,116,402
3.500%, 10/1/2042	1,368,324	1,435,069
3.500%, 10/1/2042	1,629,347	1,711,334
3.500%, 11/1/2042	703,777	738,092
3.500%, 12/1/2042	1,294,811	1,357,957
3.500%, 1/1/2043	3,879,058	4,081,316
3.500%, 5/1/2043	14,711,926	15,427,500
4.000%, 11/1/2040	445,527	477,361
4.000%, 1/1/2041	717,297	767,182
4.000%, 2/1/2041	3,417,620	3,661,218

4.000%, 2/1/2041	625,445	670,006
4.000%, 3/1/2041	253,543	273,499
4.000%, 11/1/2041	682,999	732,800
4.500%, 6/1/2039	1,073,367	1,181,036
4.500%, 8/1/2041	685,496	749,301
5.000%, 7/1/2022	328,956	349,009
5.000%, 3/1/2035	372,555	415,436
5.000%, 5/1/2042	927,211	1,032,410
5.500%, 2/1/2034	64,319	72,856
5.500%, 7/1/2036	350,396	397,013
5.500%, 8/1/2037	682,720	773,208
5.500%, 6/1/2038	85,148	95,801
6.000%, 12/1/2038	41,256	47,034
6.000%, 5/1/2039	272,627	314,258
6.500%, 10/1/2037	75,682	87,047
6.500%, 11/1/2037	55,330	61,910

		154,527,133

Government National Mortgage Association - 0.3%
4.000%, 10/15/2040	697,012	748,672
4.000%, 12/15/2040	788,532	845,345
4.000%, 4/15/2041	772,567	829,413
5.500%, 8/20/2038	119,022	125,675
5.500%, 2/15/2039	54,396	61,048
6.000%, 12/15/2038	85,186	96,617
6.000%, 1/15/2039	41,608	47,191

		2,753,961

Total U.S. Government Agency-Mortgage Securities (identified cost $353,126,169)		363,153,281

Short-Term Investments - 25.2%

Collateral Pool Investments for Securities on Loan - 22.7%
Collateral pool allocation (3)		221,150,719

Commercial Paper - 0.2%
Pfizer, Inc., 0.460%, 7/25/2016 (12)	2,000,000	1,998,620

Mutual Funds - 2.3%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	22,199,688	22,199,688

Total Short-Term Investments (identified cost $245,349,027)		245,349,027

Total Investments - 122.8% (identified cost $1,200,467,495)		1,193,774,915
Other Assets and Liabilities - (22.8)%		(221,752,248)

Total Net Assets - 100.0%		$972,022,667

Monegy High Yield Bond Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 97.0%

Advertising - 0.2%
Lamar Media Corp., 5.750%, 2/1/2026 (6)	$165,000	$174,075
Aerospace/Defense - 0.6%
KLX, Inc., 5.875%, 12/1/2022 (6)	177,000	175,230
TransDigm, Inc., 6.500%, 7/15/2024	265,000	271,625

		446,855

Agriculture - 0.9%
Vector Group, Ltd., 7.750%, 2/15/2021	650,000	680,875
Airlines - 1.1%
Air Canada, 7.750%, 4/15/2021 (6)	180,000	187,650
American Airlines Group, Inc., 4.625%, 3/1/2020 (6)	366,000	356,392
United Continental Holdings, Inc.:
6.000%, 12/1/2020	150,000	158,250
6.375%, 6/1/2018	103,000	108,284

		810,576

Apparel - 0.6%
Levi Strauss & Co., 5.000%, 5/1/2025	275,000	276,719
Perry Ellis International, Inc., 7.875%, 4/1/2019	155,000	156,937

		433,656

Auto Manufacturers - 0.7%
Fiat Chrysler Automobiles, 5.250%, 4/15/2023	200,000	199,750
Jaguar Land Rover Automotive PLC, 5.625%, 2/1/2023 (6)	300,000	316,500

		516,250

Auto Parts & Equipment - 3.0%
American Axle & Manufacturing, Inc.:
5.125%, 2/15/2019	139,000	141,937
6.250%, 3/15/2021	152,000	158,650
6.625%, 10/15/2022	50,000	52,813
Dana Financing Luxembourg Sarl, 6.500%, 6/1/2026 (6)	77,000	77,000
Dana Holding Corp.:
5.500%, 12/15/2024	250,000	241,875
6.750%, 2/15/2021	120,000	124,218
Goodyear Tire & Rubber Co.:
5.000%, 5/31/2026	193,000	195,654
5.125%, 11/15/2023	190,000	195,225
Meritor, Inc.:
6.250%, 2/15/2024	220,000	193,050
6.750%, 6/15/2021	152,000	143,260
Tenneco, Inc., 5.375%, 12/15/2024	266,000	276,959
ZF North America Capital, Inc.:
4.500%, 4/29/2022 (6)	200,000	201,850
4.750%, 4/29/2025 (6)	150,000	150,562

		2,153,053

Banks - 1.1%
CIT Group, Inc.:
5.000%, 8/15/2022	491,000	503,889
5.375%, 5/15/2020	52,000	54,600
5.500%, 2/15/2019 (6)	189,000	197,977

		756,466

Beverages - 0.7%
Cott Beverages, Inc.:

5.375%, 7/1/2022	301,000	303,257
6.750%, 1/1/2020	158,000	165,703

		468,960

Building Materials - 2.8%
Builders FirstSource, Inc., 7.625%, 6/1/2021 (6)	327,000	344,985
Gibraltar Industries, Inc., 6.250%, 2/1/2021	334,000	340,864
Louisiana-Pacific Corp., 7.500%, 6/1/2020	439,000	455,188
Norbord, Inc., 6.250%, 4/15/2023 (6)	339,000	347,475
Standard Industries, Inc., 6.000%, 10/15/2025 (6)	192,000	204,960
U.S. Concrete, Inc., 6.375%, 6/1/2024 (6) (10)	293,000	293,732
Vulcan Materials Co., 7.500%, 6/15/2021	13,000	15,633

		2,002,837

Chemicals - 1.6%
Blue Cube Spinco, Inc., 9.750%, 10/15/2023 (6)	343,000	397,880
Chemtura Corp., 5.750%, 7/15/2021	260,000	264,550
PolyOne Corp., 5.250%, 3/15/2023	200,000	204,500
PQ Corp., 6.750%, 11/15/2022 (6)	111,000	115,995
Trinseo Materials Operating SCA, 6.750%, 5/1/2022 (6)	200,000	207,000

		1,189,925

Commercial Services - 5.2%
ADT Corp.:
3.500%, 7/15/2022	85,000	78,413
6.250%, 10/15/2021	274,000	288,385
Ashtead Capital, Inc., 6.500%, 7/15/2022 (6)	200,000	210,500
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (6)	305,000	268,781
Deluxe Corp., 6.000%, 11/15/2020	218,000	226,993
FTI Consulting, Inc., 6.000%, 11/15/2022	68,000	71,995
Great Lakes Dredge & Dock Corp., 7.375%, 2/1/2019	213,000	203,415
Herc Spinoff Escrow Issuer LLC, 7.500%, 6/1/2022 (6) (10)	270,000	272,025
Hertz Corp.:
6.750%, 4/15/2019	265,000	269,073
7.375%, 1/15/2021	258,000	264,772
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (6)	112,000	117,320
Rent-A-Center, Inc.:
4.750%, 5/1/2021	50,000	41,750
6.625%, 11/15/2020	340,000	314,500
RR Donnelley & Sons Co., 7.000%, 2/15/2022	272,000	264,520
Service Corp. International:
5.375%, 1/15/2022	192,000	201,360
5.375%, 5/15/2024	150,000	156,000
Sotheby’s, 5.250%, 10/1/2022 (6)	191,000	187,180
United Rentals North America, Inc.:
5.500%, 7/15/2025	132,000	130,020
6.125%, 6/15/2023	128,000	132,800
7.625%, 4/15/2022	55,000	58,781

		3,758,583

Computers - 0.8%
Diamond 1 Finance Corp.:
5.450%, 6/15/2023 (6) (10)	36,000	36,658
6.020%, 6/15/2026 (6) (10)	36,000	36,459
Diebold, Inc., 8.500%, 4/15/2024 (6)	282,000	279,885
Western Digital Corp., 10.500%, 4/1/2024 (6)	207,000	214,763

		567,765

Cosmetics/Personal Care - 0.4%
Revlon Consumer Products Corp., 5.750%, 2/15/2021	267,000	268,335
Distribution/Wholesale - 0.3%
Univar USA, Inc., 6.750%, 7/15/2023 (6)	206,000	208,657
Diversified Financial Services - 3.4%
AerCap Ireland Capital, Ltd.:
3.950%, 2/1/2022	225,000	225,056
4.625%, 7/1/2022	300,000	308,625
Aircastle, Ltd., 5.000%, 4/1/2023	210,000	215,250

Ally Financial, Inc.:
3.750%, 11/18/2019	233,000	233,582
4.250%, 4/15/2021	37,000	37,185
4.625%, 5/19/2022	171,000	173,779
4.625%, 3/30/2025	115,000	115,144
5.750%, 11/20/2025	198,000	201,218
8.000%, 11/1/2031	140,000	165,200
Fly Leasing, Ltd., 6.750%, 12/15/2020	400,000	406,000
International Lease Finance Corp., 5.875%, 8/15/2022	325,000	355,875

		2,436,914

Electric - 1.5%
Calpine Corp.:
5.250%, 6/1/2026 (6)	111,000	111,139
5.375%, 1/15/2023	282,000	276,977
5.750%, 1/15/2025	10,000	9,712
5.875%, 1/15/2024 (6)	164,000	172,610
NRG Energy, Inc.:
6.625%, 3/15/2023	446,000	444,885
7.250%, 5/15/2026 (6)	73,000	72,909

		1,088,232

Electrical Components & Equipment - 1.2%
Anixter, Inc., 5.500%, 3/1/2023	300,000	307,125
Belden, Inc., 5.500%, 9/1/2022 (6)	419,000	425,285
WESCO Distribution, Inc., 5.375%, 12/15/2021	135,000	139,050

		871,460

Engineering & Construction - 0.2%
MasTec, Inc., 4.875%, 3/15/2023	190,000	176,700
Entertainment - 3.1%
AMC Entertainment, Inc., 5.875%, 2/15/2022	271,000	275,065
Cinemark USA, Inc., 4.875%, 6/1/2023	160,000	159,200
National CineMedia LLC, 7.875%, 7/15/2021	502,000	524,590
Penn National Gaming, Inc., 5.875%, 11/1/2021	381,000	393,382
Pinnacle Entertainment, Inc., 5.625%, 5/1/2024 (6)	223,000	218,540
Regal Entertainment Group:
5.750%, 3/15/2022	170,000	175,950
5.750%, 2/1/2025	268,000	272,690
Speedway Motorsports, Inc., 5.125%, 2/1/2023	200,000	205,000

		2,224,417

Environmental Control - 1.0%
Clean Harbors, Inc., 5.125%, 6/1/2021	350,000	355,250
Covanta Holding Corp., 5.875%, 3/1/2024	394,000	394,000

		749,250

Food - 1.7%
Darling Ingredients, Inc., 5.375%, 1/15/2022	255,000	265,200
Dean Foods Co., 6.500%, 3/15/2023 (6)	267,000	279,015
JBS USA LLC:
7.250%, 6/1/2021 (6)	163,000	168,705
8.250%, 2/1/2020 (6)	184,000	192,280
Post Holdings, Inc., 6.750%, 12/1/2021 (6)	200,000	211,500
TreeHouse Foods, Inc., 4.875%, 3/15/2022	100,000	103,020

		1,219,720

Food Service - 0.1%
Aramark Services, Inc., 5.125%, 1/15/2024	63,000	65,520
Forest Products & Paper - 0.6%
P.H. Glatfelter Co., 5.375%, 10/15/2020	143,000	145,145
Sappi Papier Holding GmbH, 7.750%, 7/15/2017 (6)	300,000	311,625

		456,770

Gas - 0.4%
AmeriGas Partners LP, 6.500%, 5/20/2021	250,000	258,125

Healthcare-Products - 1.0%
Alere, Inc., 6.500%, 6/15/2020	243,000	244,823
Hill-Rom Holdings, Inc., 5.750%, 9/1/2023 (6)	160,000	164,400
Teleflex, Inc.:
4.875%, 6/1/2026	125,000	125,625
5.250%, 6/15/2024	161,000	167,440

		702,288

Healthcare-Services - 6.0%
Acadia Healthcare Co., Inc.:
5.125%, 7/1/2022	31,000	31,310
6.125%, 3/15/2021	253,000	261,223
Amsurg Corp., 5.625%, 7/15/2022	350,000	356,562
Centene Corp., 4.750%, 5/15/2022	274,000	282,905
CHS/Community Health Systems, Inc., 6.875%, 2/1/2022	185,000	159,912
DaVita HealthCare Partners, Inc., 5.000%, 5/1/2025	312,000	310,050
Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024 (6)	178,000	185,788
HCA, Inc.:
5.875%, 5/1/2023	265,000	281,231
7.500%, 2/15/2022	225,000	255,656
HealthSouth Corp.:
5.125%, 3/15/2023	100,000	98,000
5.750%, 11/1/2024	368,000	374,900
Kindred Healthcare, Inc.:
6.375%, 4/15/2022	370,000	334,387
8.750%, 1/15/2023	20,000	19,650
LifePoint Health, Inc.:
5.375%, 5/1/2024 (6)	72,000	72,450
5.500%, 12/1/2021	198,000	206,415
MEDNAX, Inc., 5.250%, 12/1/2023 (6)	63,000	64,615
Select Medical Corp., 6.375%, 6/1/2021	372,000	359,910
Tenet Healthcare Corp.:
6.750%, 2/1/2020	54,000	53,325
6.750%, 6/15/2023	275,000	259,531
8.000%, 8/1/2020	100,000	102,438
8.125%, 4/1/2022	265,000	267,981

		4,338,239

Holding Companies-Diversified - 0.5%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (6)	359,000	364,385
Home Builders - 2.3%
Brookfield Residential Properties, Inc., 6.125%, 7/1/2022 (6)	215,000	205,862
CalAtlantic Group, Inc., 5.250%, 6/1/2026	116,000	114,768
KB Home:
7.500%, 9/15/2022	94,000	96,350
8.000%, 3/15/2020	76,000	82,270
Lennar Corp., 4.875%, 12/15/2023	354,000	351,345
Taylor Morrison Communities, Inc.:
5.250%, 4/15/2021 (6)	170,000	171,275
5.875%, 4/15/2023 (6)	135,000	136,688
Toll Brothers Finance Corp., 4.875%, 11/15/2025	260,000	263,900
TRI Pointe Group, Inc.:
4.375%, 6/15/2019	119,000	119,595
5.875%, 6/15/2024	140,000	140,350

		1,682,403

Home Furnishings - 0.5%
Tempur Sealy International, Inc.:
5.500%, 6/15/2026 (6)	77,000	77,578
5.625%, 10/15/2023	53,000	55,186
6.875%, 12/15/2020	209,000	223,254

		356,018

Household Products/Wares - 0.8%
ACCO Brands Corp., 6.750%, 4/30/2020	250,000	265,312
Central Garden & Pet Co., 6.125%, 11/15/2023	253,000	263,753

Spectrum Brands, Inc., 6.375%, 11/15/2020	28,000	29,435

		558,500

Internet - 0.5%
Netflix, Inc., 5.375%, 2/1/2021	355,000	379,850
Iron/Steel - 1.3%
BlueScope Steel Finance, Ltd., 6.500%, 5/15/2021 (6)	185,000	190,550
Commercial Metals Co., 4.875%, 5/15/2023	149,000	143,040
Steel Dynamics, Inc., 6.375%, 8/15/2022	211,000	222,605
United States Steel Corp.:
7.500%, 3/15/2022	162,000	127,170
8.375%, 7/1/2021 (6)	227,000	234,945

		918,310

Leisure Time - 0.7%
Brunswick Corp.:
4.625%, 5/15/2021 (6)	119,000	119,893
7.375%, 9/1/2023	202,000	223,210
ClubCorp Club Operations, Inc., 8.250%, 12/15/2023 (6)	177,000	178,770

		521,873

Lodging - 1.2%
Boyd Gaming Corp., 6.375%, 4/1/2026 (6)	268,000	277,380
MGM Resorts International:
6.625%, 12/15/2021	165,000	178,819
6.750%, 10/1/2020	234,000	255,762
8.625%, 2/1/2019	109,000	123,987

		835,948

Media - 8.6%
AMC Networks, Inc., 5.000%, 4/1/2024	183,000	183,915
Block Communications, Inc., 7.250%, 2/1/2020 (6)	375,000	380,625
CCO Holdings LLC:
5.125%, 2/15/2023	100,000	102,000
5.125%, 5/1/2023 (6)	127,000	128,905
5.250%, 3/15/2021	75,000	78,150
5.375%, 5/1/2025 (6)	118,000	120,065
5.500%, 5/1/2026 (6)	166,000	168,075
5.750%, 2/15/2026 (6)	90,000	92,475
5.875%, 4/1/2024 (6)	186,000	194,370
Cequel Communications Holdings I LLC:
5.125%, 12/15/2021 (6)	160,000	153,600
5.125%, 12/15/2021 (6)	121,000	116,070
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	195,000	188,175
CSC Holdings LLC, 6.750%, 11/15/2021	448,000	461,664
DISH DBS Corp., 6.750%, 6/1/2021	125,000	129,788
Gray Television, Inc., 7.500%, 10/1/2020	362,000	381,457
Nexstar Broadcasting, Inc.:
6.125%, 2/15/2022 (6)	61,000	61,458
6.875%, 11/15/2020	441,000	463,050
Nielsen Finance LLC, 5.000%, 4/15/2022 (6)	362,000	371,502
Numericable-SFR SAS, 6.000%, 5/15/2022 (6)	700,000	699,475
Sinclair Television Group, Inc, 6.375%, 11/1/2021	164,000	173,840
Sirius XM Radio, Inc.:
5.875%, 10/1/2020 (6)	235,000	243,813
6.000%, 7/15/2024 (6)	176,000	184,800
Tribune Media Co., 5.875%, 7/15/2022	509,000	516,635
UPCB Finance IV, Ltd., 5.375%, 1/15/2025 (6)	200,000	204,854
Virgin Media Finance PLC, 6.375%, 4/15/2023 (6)	420,000	435,590

		6,234,351

Mining - 3.2%
Aleris International, Inc., 9.500%, 4/1/2021 (6)	270,000	278,100
Anglo American Capital PLC, 3.625%, 5/14/2020 (6)	200,000	191,000
FMG Resources (August 2006) Pty, Ltd., 6.875%, 4/1/2022 (6)	610,000	556,009
Freeport-McMoRan, Inc., 3.550%, 3/1/2022	415,000	349,637
Hecla Mining Co., 6.875%, 5/1/2021	95,000	90,250
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (6)	219,000	225,329

Kinross Gold Corp., 5.950%, 3/15/2024	109,000	103,403
Teck Resources, Ltd.:
4.750%, 1/15/2022	250,000	203,750
6.250%, 7/15/2041	100,000	71,000
8.000%, 6/1/2021 (6) (10)	250,000	255,625

		2,324,103

Miscellaneous Manufacturing - 0.5%
Koppers, Inc., 7.875%, 12/1/2019	359,000	369,321
Oil & Gas - 6.7%
Antero Resources Corp.:
5.125%, 12/1/2022	292,000	281,050
5.375%, 11/1/2021	248,000	243,040
Carrizo Oil & Gas, Inc., 6.250%, 4/15/2023	368,000	361,560
Cenovus Energy, Inc., 6.750%, 11/15/2039	378,000	364,278
Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/2024 (6)	354,000	363,293
Continental Resources, Inc.:
3.800%, 6/1/2024	282,000	247,455
5.000%, 9/15/2022	123,000	116,850
Gulfport Energy Corp.:
6.625%, 5/1/2023	400,000	395,000
7.750%, 11/1/2020	219,000	223,380
Murphy Oil Corp., 3.700%, 12/1/2022	307,000	278,731
Northern Tier Energy LLC, 7.125%, 11/15/2020	554,000	549,845
PBF Holding Co. LLC, 8.250%, 2/15/2020	343,000	358,006
QEP Resources, Inc., 5.250%, 5/1/2023	700,000	647,500
WPX Energy, Inc.:
7.500%, 8/1/2020	248,000	244,280
8.250%, 8/1/2023	149,000	146,393

		4,820,661
Oil & Gas Services - 1.0%
Archrock Partners LP, 6.000%, 4/1/2021	177,000	153,990
Era Group, Inc., 7.750%, 12/15/2022	288,000	244,800
PHI, Inc., 5.250%, 3/15/2019	95,000	85,738
Weatherford International LLC, 6.800%, 6/15/2037	225,000	151,875
Weatherford International, Ltd., 5.125%, 9/15/2020	75,000	61,125

		697,528

Packaging & Containers - 2.8%
AEP Industries, Inc., 8.250%, 4/15/2019	292,000	298,460
Albea Beauty Holdings SA, 8.375%, 11/1/2019 (6)	292,000	308,790
Ardagh Packaging Finance PLC:
6.750%, 1/31/2021 (6)	300,000	303,750
7.000%, 11/15/2020 (6)	70,588	69,353
7.250%, 5/15/2024 (6)	200,000	205,000
Berry Plastics Corp.:
5.125%, 7/15/2023	200,000	199,000
6.000%, 10/15/2022 (6)	145,000	149,713
Coveris Holdings SA, 7.875%, 11/1/2019 (6)	250,000	246,250
Owens-Brockway Glass Container, Inc., 5.000%, 1/15/2022 (6)	263,000	266,616

		2,046,932

Pharmaceuticals - 0.9%
Endo Finance LLC:
5.750%, 1/15/2022 (6)	20,000	18,050
5.875%, 1/15/2023 (6)	92,000	79,810
7.750%, 1/15/2022 (6)	200,000	186,500
Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018 (6)	400,000	393,000

		677,360

Pipelines - 2.9%
Genesis Energy LP:
5.750%, 2/15/2021	239,000	223,465
6.750%, 8/1/2022	25,000	23,875
Holly Energy Partners LP, 6.500%, 3/1/2020	382,000	387,730
Martin Midstream Partners LP, 7.250%, 2/15/2021	312,000	290,940
MPLX LP, 5.500%, 2/15/2023 (6)	116,000	114,199

Sabine Pass Liquefaction LLC:
5.750%, 5/15/2024	180,000	181,800
6.250%, 3/15/2022	295,000	303,112
SemGroup Corp., 7.500%, 6/15/2021	207,000	197,168
Targa Resources Partners LP, 6.625%, 10/1/2020	200,000	205,000
Williams Cos., Inc., 4.550%, 6/24/2024	210,000	184,275

		2,111,564

Real Estate Investment Trusts - 3.0%
Equinix, Inc.:
5.750%, 1/1/2025	278,000	290,510
5.875%, 1/15/2026	37,000	38,665
ESH Hospitality, Inc., 5.250%, 5/1/2025 (6)	372,000	362,700
GEO Group, Inc.:
5.125%, 4/1/2023	130,000	127,075
5.875%, 10/15/2024	138,000	140,242
iStar, Inc., 6.500%, 7/1/2021	77,000	74,498
MPT Operating Partnership LP:
6.375%, 2/15/2022	159,000	167,166
6.875%, 5/1/2021	298,000	309,591
Potlatch Corp., 7.500%, 11/1/2019	337,000	374,491
RHP Hotel Properties LP, 5.000%, 4/15/2023	274,000	276,228

		2,161,166

Retail - 3.5%
Asbury Automotive Group, Inc., 6.000%, 12/15/2024	383,000	392,575
Ferrellgas LP, 6.750%, 1/15/2022	250,000	236,250
Ferrellgas Partners LP, 8.625%, 6/15/2020	70,000	68,600
JC Penney Corp., Inc.:
5.650%, 6/1/2020	155,000	144,150
7.400%, 4/1/2037	50,000	38,750
8.125%, 10/1/2019	90,000	92,475
L Brands, Inc.:
5.625%, 10/15/2023	236,000	254,585
6.875%, 11/1/2035	37,000	39,220
Party City Holdings, Inc., 6.125%, 8/15/2023 (6)	274,000	280,850
Penske Automotive Group, Inc., 5.750%, 10/1/2022	287,000	295,610
Rite Aid Corp., 6.125%, 4/1/2023 (6)	333,000	353,396
Sonic Automotive, Inc.:
5.000%, 5/15/2023	200,000	197,500
7.000%, 7/15/2022	161,000	169,855

		2,563,816

Semiconductors - 0.7%
Amkor Technology, Inc.:
6.375%, 10/1/2022	228,000	222,015
6.625%, 6/1/2021	25,000	24,716
Micron Technology, Inc., 7.500%, 9/15/2023 (6)	257,000	270,493

		517,224

Shipbuilding - 0.1%
Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025 (6)	100,000	105,250
Software - 1.5%
ACI Worldwide, Inc., 6.375%, 8/15/2020 (6)	336,000	348,600
First Data Corp.:
5.750%, 1/15/2024 (6)	96,000	96,360
7.000%, 12/1/2023 (6)	370,000	376,475
MSCI, Inc.:
5.250%, 11/15/2024 (6)	176,000	182,600
5.750%, 8/15/2025 (6)	40,000	42,300

		1,046,335

Storage/Warehousing - 0.5%
Mobile Mini, Inc.:
5.875%, 7/1/2024 (6)	73,000	75,007
7.875%, 12/1/2020	272,000	282,885

		357,892

Telecommunications - 11.8%
CenturyLink, Inc.:
5.625%, 4/1/2025	120,000	106,650
5.800%, 3/15/2022	442,000	428,187
Cincinnati Bell, Inc., 8.375%, 10/15/2020	507,000	531,082
Cogent Communications Finance, Inc., 5.625%, 4/15/2021 (6)	212,000	211,470
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (6)	50,000	51,125
CommScope, Inc., 5.500%, 6/15/2024 (6)	308,000	311,465
Consolidated Communications, Inc., 6.500%, 10/1/2022	259,000	236,985
CyrusOne LP, 6.375%, 11/15/2022	261,000	277,965
DigitalGlobe, Inc., 5.250%, 2/1/2021 (6)	352,000	324,720
EarthLink, Inc., 7.375%, 6/1/2020	501,000	529,181
FairPoint Communications, Inc., 8.750%, 8/15/2019 (6)	400,000	386,500
Frontier Communications Corp.:
6.875%, 1/15/2025	120,000	100,350
7.125%, 1/15/2023	75,000	67,313
8.875%, 9/15/2020 (6)	35,000	37,319
9.250%, 7/1/2021	389,000	408,936
10.500%, 9/15/2022 (6)	144,000	150,480
11.000%, 9/15/2025 (6)	109,000	111,316
GCI, Inc.:
6.750%, 6/1/2021	164,000	166,460
6.875%, 4/15/2025	279,000	282,488
Hughes Satellite Systems Corp.:
6.500%, 6/15/2019	71,000	76,414
7.625%, 6/15/2021	407,000	442,104
Inmarsat Finance PLC, 4.875%, 5/15/2022 (6)	350,000	310,625
Level 3 Communications, Inc., 5.750%, 12/1/2022	307,000	314,675
Level 3 Financing, Inc., 5.125%, 5/1/2023	388,000	391,395
Sprint Capital Corp., 6.875%, 11/15/2028	200,000	150,250
Sprint Communications, Inc.:
6.000%, 11/15/2022	164,000	123,820
7.000%, 3/1/2020 (6)	308,000	319,393
T-Mobile USA, Inc.:
6.375%, 3/1/2025	140,000	147,175
6.500%, 1/15/2026	36,000	38,205
6.625%, 11/15/2020	330,000	342,028
6.633%, 4/28/2021	280,000	295,400
ViaSat, Inc., 6.875%, 6/15/2020	286,000	295,295
West Corp., 5.375%, 7/15/2022 (6)	303,000	275,351
Windstream Services LLC:
6.375%, 8/1/2023	100,000	77,438
7.500%, 4/1/2023	76,000	62,130
7.750%, 10/1/2021	155,000	136,013

		8,517,703

Transportation - 0.6%
XPO Logistics, Inc.:
6.500%, 6/15/2022 (6)	326,000	314,590
7.875%, 9/1/2019 (6)	125,000	130,625

		445,215
Venture Capital - 0.7%
Icahn Enterprises LP, 5.875%, 2/1/2022	568,000	525,400

Total Corporate Bonds & Notes (identified cost $69,275,377)		70,163,611

Short-Term Investments - 2.0%

Mutual Funds - 2.0%
BMO Prime Money Market Fund - Premier Class, 0.290% (4)	1,415,569	1,415,569

Total Short-Term Investments (identified cost $1,415,569)		1,415,569

Total Investments — 99.0% (identified cost $70,690,946)	71,579,180
Other Assets and Liabilities — 1.0%	750,448

Total Net Assets — 100.0%	$72,329,628

Government Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Mutual Funds - 8.5%
BlackRock Liquidity Funds T-Funds - Institutional Class, 0.223%	30,000,000	$30,000,000
Premier U.S. Government Money Portfolio - Institutional Class, 0.250%	30,000,000	30,000,000

Total Mutual Funds		60,000,000
Repurchase Agreements - 35.1%
Agreement with Fixed Income Clearing Corp., 0.030%, dated 5/31/2016, to be repurchased at $17,506,000 on 6/1/2016, collateralized by U.S. Government Treasury Obligations with maturities to 8/31/2020, with a market value of $17,859,263	$17,505,985	17,505,985
Agreement with Goldman Sachs Group, Inc., 0.280%, dated 5/31/2016, to be repurchased at $105,000,817 on 6/1/2016, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2046, with a market value of $106,802,995	105,000,000	105,000,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.300%, dated 5/31/2016, to be repurchased at $100,000,833 on 6/1/2016, collateralized by U.S. Government Agency Obligations with various maturities to 9/20/2045, with a market value of $101,682,276	100,000,000	100,000,000
Agreement with Toronto Dominion Bank, 0.280%, dated 5/31/2016, to be repurchased at $25,000,194 on 6/1/2016, collateralized by U.S. Government Treasury Obligations with various maturities to 1/31/2023, with a market value of $25,391,654	25,000,000	25,000,000

Total Repurchase Agreements		247,505,985

U.S. Government & U.S. Government Agency Obligations - 57.1%

Federal Farm Credit Bank - 11.2%
0.260%, 6/17/2016 (12)	4,000,000	3,999,538
0.300%, 7/7/2016 (12)	9,750,000	9,747,075
0.430%, 12/15/2016 (9)	5,000,000	5,000,435
0.439%, 12/1/2016 (9)	5,000,000	4,999,558
0.445%, 11/14/2016 (9)	2,992,000	2,992,284
0.459%, 10/11/2016 (9)	3,250,000	3,250,366
0.460%, 12/19/2016 (9)	7,150,000	7,150,797
0.465%, 7/14/2017 (9)	5,000,000	5,001,143
0.467%, 5/8/2017 (9)	5,860,000	5,854,581
0.475%, 2/13/2017 (9)	7,500,000	7,498,695
0.484%, 4/17/2017 (9)	5,635,000	5,631,901
0.485%, 12/28/2016 (9)	2,000,000	1,999,314
0.512%, 3/8/2017 (9)	7,500,000	7,499,695
0.555%, 11/13/2017 (9)	5,000,000	5,000,000
0.586%, 1/25/2018 (9)	3,500,000	3,501,177

		79,126,559

Federal Home Loan Bank - 25.2%
0.270%, 6/24/2016 (12)	5,000,000	4,999,138
0.280%, 6/10/2016 (12)	8,000,000	7,999,440
0.352%, 7/15/2016 (12)	7,500,000	7,496,773
0.375%, 6/24/2016	5,000,000	5,000,091
0.375%, 7/22/2016	7,500,000	7,499,726
0.379%, 9/2/2016 (9)	7,500,000	7,500,000
0.381%, 8/18/2016 (9)	6,000,000	6,000,061
0.388%, 7/22/2016 (9)	5,000,000	4,999,620
0.403%, 8/24/2016 (9)	5,000,000	5,000,000
0.412%, 9/9/2016 (9)	5,000,000	4,999,932
0.413%, 11/10/2016 (9)	5,000,000	5,000,000
0.425%, 2/13/2017 (9)	7,500,000	7,499,495
0.428%, 7/6/2016 (9)	5,000,000	4,999,826
0.450%, 8/29/2016	6,700,000	6,700,372
0.464%, 7/26/2016 (9)	5,000,000	4,999,990
0.467%, 6/1/2017 (9) (10)	5,000,000	5,000,000
0.481%, 5/16/2017 (9)	5,000,000	4,998,879

0.494%, 10/26/2016 (9)	5,000,000	4,999,807
0.495%, 7/13/2016 (9)	6,000,000	6,000,000
0.499%, 4/19/2017 (9)	5,000,000	5,000,000
0.500%, 7/22/2016 (12)	3,000,000	2,997,875
0.500%, 8/31/2016 (12)	7,450,000	7,440,584
0.519%, 10/19/2016 (9)	5,000,000	4,999,904
0.545%, 8/26/2016 (9)	10,000,000	9,999,941
0.554%, 10/28/2016 (9)	5,000,000	5,000,000
0.572%, 2/7/2017 (9)	5,000,000	4,999,863
0.573%, 7/8/2016 (12)	3,000,000	2,998,280
0.580%, 9/21/2016	10,000,000	10,000,229
0.592%, 8/9/2017 (9)	5,000,000	4,999,622
0.620%, 9/11/2017 (9)	7,500,000	7,499,438

		177,628,886

Federal Home Loan Mortgage Corporation - 10.8%
0.220%, 6/10/2016 (12)	5,000,000	4,999,725
0.270%, 6/1/2016 (12)	1,000,000	1,000,000
0.379%, 8/17/2016 (9)	10,000,000	10,000,000
0.430%, 8/5/2016 (12)	10,000,000	9,992,236
0.440%, 1/13/2017 (9)	3,000,000	2,998,988
0.460%, 8/2/2016 (12)	7,500,000	7,494,058
0.465%, 8/4/2016 (12)	5,000,000	4,995,867
0.481%, 8/26/2016 (12)	15,000,000	14,982,776
0.490%, 4/27/2017 (9)	10,000,000	9,998,143
2.000%, 8/25/2016	10,000,000	10,036,889

		76,498,682

Federal National Mortgage Association - 5.2%
0.230%, 6/2/2016 (12)	5,000,000	4,999,968
0.240%, 6/13/2016 (12)	10,000,000	9,999,200
0.425%, 7/19/2016 (12)	5,000,000	4,997,167
0.447%, 9/8/2017 (9)	3,000,000	2,994,450
0.459%, 1/26/2017 (9)	3,655,000	3,653,926
0.525%, 10/21/2016 (9)	10,000,000	9,999,563

		36,644,274

Overseas Private Investment Corporation - 1.1%
0.400%, 9/15/2020 (9)	8,000,000	8,000,000
U.S. Treasury Bonds & Notes - 3.6%
0.500%, 7/31/2016	7,500,000	7,500,727
1.500%, 6/30/2016	7,500,000	7,506,558
1.500%, 7/31/2016	10,000,000	10,017,199

		25,024,484

Total U.S. Government & U.S. Government Agency Obligations		402,922,885

Total Investments - 100.7% (at amortized cost)		710,428,870
Other Assets and Liabilities - (0.7)%		(4,883,683)

Total Net Assets - 100.0%		$705,545,187

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 97.2%

Alabama - 5.6%
Chatom Industrial Development Board:
0.850%, 12/1/2024 (9)	$8,000,000	$8,000,000
1.000%, 8/1/2037 (9)	14,400,000	14,400,000
City of Oxford, 0.550%, 9/1/2041 (9)	12,745,000	12,745,000

		35,145,000

Arizona - 0.3%
Casa Grande Industrial Development Authority, 0.420%, 6/15/2031 (9)	2,010,000	2,010,000
Arkansas - 0.9%
Little Rock Metrocentere Improvement District No. 1, 0.360%, 12/1/2025 (9)	5,700,000	5,700,000
Colorado - 1.6%
Colorado Health Facilities Authority, 0.450%, 1/1/2035 (9)	10,300,000	10,300,000
Connecticut - 3.3%
State of Connecticut, 0.500%, 1/1/2017 (9)	20,500,000	20,500,000
Florida - 13.6%
City of West Palm Beach, 0.460%, 10/1/2038 (9)	27,500,000	27,500,000
County of Brevard, 0.520%, 10/1/2019 (9)	1,100,000	1,100,000
County of St. Lucie, 0.360%, 9/1/2028 (9)	10,000,000	10,000,000
Eclipse Funding Trust, 0.350%, 4/1/2037 (6) (9)	2,300,000	2,300,000
Highlands County Health Facilities Authority:
0.390%, 11/15/2037 (9)	8,100,000	8,100,000
0.440%, 11/15/2032 (6) (9)	9,375,000	9,375,000
Jacksonville Polllution Control, 0.300%, 7/19/2016	20,000,000	20,000,000
Tender Option Bond Trust Receipts/Certificates, 0.500%, 11/1/2027 (6) (9)	7,400,000	7,400,000

		85,775,000

Georgia - 0.2%
Columbia County Development Authority, 0.470%, 8/1/2018 (9)	1,000,000	1,000,000
Illinois - 1.7%
Jackson-Union Counties Regional Port District, 0.450%, 4/1/2024 (9)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 0.440%, 4/1/2020 (9)	8,075,000	8,075,000

		10,475,000

Indiana - 3.7%
Barclays Capital Municipal Trust Receipts, 0.580%, 4/1/2030 (6) (9)	7,770,000	7,770,000
Eclipse Funding Trust, 0.430%, 7/15/2024 (6) (9)	15,435,000	15,435,000

		23,205,000

Iowa - 3.1%
City of Urbandale, 0.420%, 5/1/2017 (9)	5,000,000	5,000,000
Iowa Finance Authority:
0.440%, 9/1/2036 (9)	3,200,000	3,200,000
0.450%, 12/1/2042 (9)	10,000,000	10,000,000
0.500%, 3/1/2022 (9)	1,175,000	1,175,000

		19,375,000

Kentucky - 1.7%
Hardin County Water District No. 1, 0.410%, 9/1/2022 (9)	1,930,000	1,930,000
Kentucky Area Development Districts, 0.460%, 6/1/2033 (9)	8,610,000	8,610,000

		10,540,000

Louisiana - 2.5%
Louisiana Public Facilities Authority:
0.360%, 12/1/2040 (9)	4,700,000	4,700,000

0.360%, 12/1/2040 (9)	2,300,000	2,300,000
Parish of St. James, 0.490%, 11/1/2039 (9)	9,000,000	9,000,000

		16,000,000

Massachusetts - 0.4%
Massachusetts Health & Educational Facilities Authority, 0.350%, 7/1/2026 (9)	2,300,000	2,300,000
Michigan - 3.2%
Michigan Higher Education Facilities Authority, 0.500%, 5/1/2031 (9)	4,105,000	4,105,000
Michigan Strategic Fund:
0.400%, 6/1/2039 (9)	1,770,000	1,770,000
0.500%, 12/1/2030 (9)	2,225,000	2,225,000
Rib Floater Trust Various States, 0.550%, 7/1/2018 (6) (9)	11,900,000	11,900,000

		20,000,000

Minnesota - 0.4%
City of Ramsey, 0.600%, 12/1/2023 (9)	2,300,000	2,300,000
Mississippi - 2.5%
Mississippi Business Finance Corp., 0.750%, 5/1/2037 (9)	15,428,000	15,428,000
Missouri - 0.9%
Greene County Industrial Development Authority, 0.500%, 5/1/2039 (9)	1,085,000	1,085,000
Missouri State Health & Educational Facilities Authority, 0.350%, 10/1/2035 (9)	4,860,000	4,860,000

		5,945,000

Nebraska - 0.4%
Nebraska Investment Finance Authority, 0.430%, 9/1/2031 (9)	600,000	600,000
Saline County Hospital Authority No. 1, 0.400%, 6/1/2031 (9)	1,830,000	1,830,000

		2,430,000

New Hampshire - 4.0%
New Hampshire Business Finance Authority, 0.450%, 9/1/2030 (9)	24,990,000	24,990,000
New Mexico - 2.3%
Eclipse Funding Trust, 0.430%, 5/15/2032 (6) (9)	14,485,000	14,485,000
New York - 8.8%
City of Ithaca, 1.500%, 7/29/2016	5,408,306	5,413,822
Metropolitan Transportation Authority, 0.380%, 11/1/2035 (9)	9,000,000	9,000,000
New York City Transitional Finance Authority, 0.380%, 5/1/2028 (9)	15,000,000	15,000,000
Owego Apalachin Central School District:
1.500%, 10/28/2016	2,600,000	2,609,443
2.000%, 2/24/2017	11,912,173	12,013,016
Tender Option Bond Trust Receipts/Certificates:
0.420%, 3/1/2017 (6) (9)	5,600,000	5,600,000
0.520%, 1/1/2024 (6) (9)	6,000,000	6,000,000

		55,636,281

Ohio - 0.4%
Port of Greater Cincinnati Development Authority:
0.580%, 11/1/2023 (9)	1,885,000	1,885,000
0.580%, 11/1/2025 (9)	350,000	350,000

		2,235,000

Oregon - 0.8%
JPMorgan Chase Putters/Drivers Trust, 0.430%, 5/15/2021 (6) (9)	5,000,000	5,000,000
Pennsylvania - 1.8%
Barclays Capital Municipal Trust Receipts, 0.430%, 8/1/2038 (6) (9)	11,605,000	11,605,000
South Carolina - 0.8%
South Carolina Jobs-Economic Development Authority, 0.420%, 6/1/2030 (9)	5,000,000	5,000,000
South Dakota - 2.1%
South Dakota Housing Development Authority:
0.560%, 5/1/2048 (9)	6,785,000	6,785,000
0.560%, 11/1/2048 (9)	6,325,000	6,325,000

		13,110,000

Texas - 5.7%
Dallam County Industrial Development Corp., 0.430%, 5/1/2039 (9)	2,800,000	2,800,000
DeSoto Industrial Development Authority, 0.500%, 12/1/2016 (9)	7,050,000	7,050,000

Eclipse Funding Trust, 0.430%, 12/15/2031 (9)	3,125,000	3,125,000
Mission Economic Development Corp., 0.450%, 4/1/2022 (9)	11,000,000	11,000,000
Rib Floater Trust Various States, 0.550%, 7/1/2018 (6) (9)	12,000,000	12,000,000

		35,975,000

Virginia - 1.5%
Barclays Capital Municipal Trust Receipts, 0.480%, 2/1/2028 (6) (9)	3,335,000	3,335,000
JPMorgan Chase Putters/Drivers Trust, 0.430%, 11/1/2019 (6) (9)	5,000,000	5,000,000
Lynchburg Industrial Development Authority, 0.410%, 1/1/2028 (9)	1,195,000	1,195,000

		9,530,000

Washington - 5.1%
Barclays Capital Municipal Trust Receipts:
0.530%, 6/1/2034 (6) (9)	11,320,000	11,320,000
0.530%, 6/1/2039 (6) (9)	16,870,000	16,870,000
Seattle Housing Authority, 0.520%, 6/1/2040 (9)	1,000,000	1,000,000
Washington State Housing Finance Commission, 0.470%, 7/1/2028 (9)	3,110,000	3,110,000

		32,300,000

West Virginia - 0.2%
Charleston Building Commission, 0.480%, 12/1/2016 (9)	1,095,000	1,095,000
Wisconsin - 15.3%
City of Hartford, 2.250%, 7/1/2016	4,875,000	4,882,003
City of Milwaukee, 0.650%, 2/15/2032 (9)	30,000,000	30,000,000
Eau Claire Area School District, 1.000%, 8/24/2016	7,000,000	7,006,557
Hudson School District, 2.000%, 8/8/2016 (10)	9,050,000	9,070,272
Maple School District, 2.000%, 10/26/2016	1,750,000	1,758,023
Shorewood School District, 1.000%, 6/23/2016	2,000,000	2,000,502
Two Rivers Public School District, 2.000%, 9/30/2016	3,500,000	3,514,337
Village of Ashwaubenon, 2.000%, 11/15/2016	190,000	190,000
Wisconsin Health & Educational Facilities Authority:
0.450%, 5/1/2030 (9)	1,955,000	1,955,000
0.470%, 8/15/2034 (6) (9)	25,754,260	25,754,260
0.470%, 8/15/2034 (6) (9)	4,500,000	4,500,000
Wisconsin Housing & Economic Development Authority, 0.410%, 3/1/2031 (9)	5,500,000	5,500,000

		96,130,954

Wyoming - 2.4%
County of Uinta, 0.340%, 8/15/2020 (9)	15,000,000	15,000,000

Total Municipals		610,520,235
Mutual Funds - 4.2%
Goldman Sachs Financial Square Tax-Free Money Market Fund - Institutional Class, 0.190%	26,570,459	26,570,459

Total Mutual Funds		26,570,459

Total Investments - 101.4% (at amortized cost)		637,090,694
Other Assets and Liabilities - (1.4)%		(8,530,970)

Total Net Assets - 100.0%		$628,559,724

Prime Money Market Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 15.9%

Banks - 9.7%
Bank of Nova Scotia/Houston, 0.610%, 7/18/2016 (9)	$25,000,000	$25,000,000
Chase Bank USA NA, 0.784%, 10/17/2016 (9)	20,000,000	20,000,000
HSBC Bank USA NA:
0.617%, 6/8/2016 (9)	25,000,000	25,000,000
0.639%, 6/2/2016 (9)	20,000,000	20,000,000
0.894%, 12/16/2016 (9)	7,500,000	7,500,000
State Street Bank:
0.789%, 10/11/2016 (9)	7,500,000	7,500,000
0.887%, 2/3/2017 (9)	5,000,000	5,000,000
Swedbank:
0.360%, 6/2/2016	40,000,000	40,000,000
0.360%, 6/7/2016	40,000,000	40,000,000
0.370%, 6/1/2016	40,000,000	40,000,000
Toronto Dominion Bank:
0.883%, 10/17/2016 (9)	25,000,000	25,000,000
0.884%, 2/16/2017 (9)	2,500,000	2,500,000
U.S. Bank NA Cincinnati, 0.739%, 7/20/2016 (9)	20,000,000	20,000,000
Wells Fargo Bank NA:
0.658%, 6/1/2016 (9)	17,500,000	17,500,000
0.670%, 7/5/2016 (9)	20,000,000	20,000,000
0.720%, 10/7/2016 (9)	5,000,000	4,998,391
0.787%, 10/5/2016 (9)	6,750,000	6,750,000
0.790%, 7/12/2016 (9)	15,000,000	15,000,000
0.883%, 10/13/2016 (9)	20,000,000	19,999,702

		361,748,093

European Time Deposit - 6.2%
DNB NOR Bank ASA Cayman, 0.270%, 6/1/2016	100,000,000	100,000,000
Svenska Handelsbanken, Inc., 0.270%, 6/1/2016	130,000,000	130,000,000

		230,000,000

Total Certificates of Deposit		591,748,093

Commercial Paper - 67.3%

Asset-Backed Securities - 24.6%
Atlantic Asset Securitization LLC:
0.450%, 6/21/2016 (6) (12)	25,000,000	24,993,750
0.450%, 6/22/2016 (6) (12)	25,000,000	24,993,437
0.460%, 6/27/2016 (6) (12)	9,250,000	9,246,927
0.500%, 6/20/2016 (6) (12)	25,000,000	24,993,825
0.510%, 6/14/2016 (6) (12)	45,000,000	44,992,037
Chariot Funding LLC:
0.668%, 7/20/2016 (6) (9)	15,000,000	15,000,000
0.809%, 10/3/2016 (6) (9)	17,000,000	17,000,000
0.900%, 1/20/2017 (6) (9)	5,000,000	5,000,000
1.000%, 1/11/2017 (6) (12)	5,000,000	4,968,889
Gotham Funding Corp., 0.470%, 6/16/2016 (6) (12)	14,844,000	14,841,093
Jupiter Securitization Corp., 0.673%, 7/21/2016 (6) (9)	20,000,000	20,000,000
Kells Funding LLC, 0.620%, 8/25/2016 (6) (12)	5,000,000	4,992,681
Liberty Street Funding LLC:
0.490%, 6/3/2016 (6) (12)	20,000,000	19,999,455
0.580%, 7/5/2016 (6) (12)	10,000,000	9,994,522
0.580%, 7/18/2016 (6) (12)	7,500,000	7,494,321
Manhattan Asset Funding Co.:
0.490%, 6/8/2016 (12)	15,000,000	14,998,571

0.520%, 6/3/2016 (12)	8,000,000	7,999,769
0.520%, 6/9/2016 (12)	24,805,000	24,802,134
0.520%, 6/17/2016 (12)	8,000,000	7,998,151
0.520%, 7/5/2016 (12)	10,000,000	9,995,089
0.550%, 6/7/2016 (12)	5,500,000	5,499,496
0.560%, 6/14/2016 (12)	4,000,000	3,999,191
0.570%, 7/12/2016 (12)	4,500,000	4,497,079
0.580%, 6/21/2016 (12)	4,000,000	3,998,711
0.590%, 7/19/2016 (12)	4,500,000	4,496,460
0.600%, 6/16/2016 (12)	10,000,000	9,997,500
0.600%, 7/18/2016 (12)	5,000,000	4,996,083
0.817%, 10/12/2016 (9)	7,500,000	7,500,000
0.828%, 10/20/2016 (9)	7,500,000	7,500,000
0.833%, 10/21/2016 (9)	7,500,000	7,500,000
0.836%, 11/2/2016 (9)	5,000,000	5,000,000
MetLife Short Term Funding LLC:
0.430%, 6/22/2016 (6) (12)	16,000,000	15,995,992
0.460%, 6/27/2016 (6) (12)	15,000,000	14,995,017
0.510%, 6/29/2016 (6) (12)	20,000,000	19,992,067
0.560%, 6/21/2016 (6) (12)	37,500,000	37,489,342
0.560%, 7/5/2016 (6) (12)	13,600,000	13,592,807
0.600%, 6/20/2016 (6) (12)	9,750,000	9,746,912
0.620%, 6/6/2016 (6) (12)	9,250,000	9,249,203
0.670%, 8/22/2016 (6) (12)	4,300,000	4,293,438
Old Line Funding LLC:
0.650%, 7/27/2016 (6) (12)	7,500,000	7,492,417
0.656%, 7/25/2016 (6) (9)	15,000,000	15,000,000
0.669%, 9/13/2016 (6) (9)	5,000,000	5,000,000
0.700%, 6/24/2016 (6) (12)	15,000,000	14,993,292
0.795%, 7/13/2016 (6) (9)	10,000,000	10,000,000
0.798%, 8/10/2016 (6) (9)	15,000,000	15,000,000
0.923%, 2/22/2017 (6) (9)	2,500,000	2,500,000
Regency Markets No. 1 LLC:
0.350%, 6/7/2016 (6) (12)	5,893,000	5,892,656
0.440%, 6/14/2016 (6) (12)	22,200,000	22,196,473
0.440%, 6/15/2016 (6) (12)	26,000,000	25,995,551
0.440%, 6/20/2016 (6) (12)	41,500,000	41,490,363
0.450%, 6/27/2016 (6) (12)	19,500,000	19,493,662
Thunder Bay Funding LLC:
0.400%, 6/16/2016 (6) (12)	30,000,000	29,995,000
0.633%, 6/23/2016 (6) (9)	15,000,000	15,000,000
0.640%, 7/7/2016 (6) (12)	10,000,000	9,993,600
0.650%, 7/6/2016 (6) (12)	10,000,000	9,993,680
0.700%, 9/13/2016 (6) (12)	5,000,000	4,989,889
0.736%, 7/18/2016 (6) (9)	13,000,000	13,000,000
0.779%, 10/3/2016 (6) (9)	7,500,000	7,500,000
0.798%, 8/10/2016 (6) (9)	15,000,000	15,000,000
0.839%, 11/3/2016 (6) (9)	5,500,000	5,500,000
Victory Receivables Corp.:
0.470%, 6/3/2016 (6) (12)	20,000,000	19,999,478
0.470%, 6/9/2016 (6) (12)	5,000,000	4,999,478
0.520%, 6/7/2016 (6) (12)	10,000,000	9,999,133
0.520%, 6/17/2016 (6) (12)	12,000,000	11,997,227
0.520%, 7/5/2016 (6) (12)	5,000,000	4,997,544
0.520%, 7/6/2016 (6) (12)	15,000,000	14,992,417
0.530%, 6/6/2016 (6) (12)	20,000,000	19,998,528
0.530%, 6/10/2016 (6) (12)	4,000,000	3,999,470
0.540%, 6/2/2016 (6) (12)	20,000,000	19,999,700
0.580%, 7/13/2016 (6) (12)	8,000,000	7,994,587

		919,648,094

Automobiles - 1.3%
American Honda Finance Corp.:
0.400%, 6/10/2016 (12)	5,300,000	5,299,470
0.430%, 6/27/2016 (12)	20,000,000	19,993,789
Toyota Motor Credit Corp., 0.869%, 1/27/2017 (9)	5,000,000	5,000,000

Toyota Motor Credit Corp., 0.689%, 7/15/2016 (9)	17,500,000	17,500,000

		47,793,259

Chemicals - 6.8%
Air Products & Chemicals:
0.400%, 6/2/2016 (6) (12)	50,000,000	49,999,444
0.420%, 6/1/2016 (6) (12)	20,000,000	20,000,000
0.420%, 6/20/2016 (6) (12)	32,000,000	31,992,944
0.420%, 6/21/2016 (6) (12)	28,865,000	28,858,265
Praxair, Inc.:
0.330%, 6/1/2016 (12)	40,000,000	40,000,000
0.370%, 6/20/2016 (12)	25,000,000	24,995,118
0.380%, 6/22/2016 (12)	30,000,000	29,993,350
0.390%, 6/29/2016 (12)	30,000,000	29,990,900

		255,830,021

Communications Equipment - 0.7%
Apple, Inc., 0.380%, 6/28/2016 (6) (12)	25,000,000	24,992,875
Construction Machinery - 0.8%
Caterpillar Financial Service Corp., 0.380%, 6/17/2016 (12)	30,000,000	29,994,933
Consumer Products - 1.9%
Reckitt Benckiser Treasury Services PLC:
0.370%, 6/17/2016 (6) (12)	25,000,000	24,995,889
0.660%, 6/1/2016 (6) (12)	35,000,000	35,000,000
Unilever Capital Corp.:
0.330%, 6/2/2016 (6) (12)	5,000,000	4,999,954
0.380%, 6/22/2016 (6) (12)	4,300,000	4,299,047

		69,294,890

Diversified Financial Services - 4.7%
JP Morgan Securities LLC, 0.714%, 7/15/2016 (9)	15,000,000	15,000,227
National Rural Utilities:
0.380%, 6/6/2016 (12)	5,000,000	4,999,736
0.390%, 6/13/2016 (12)	15,000,000	14,998,050
0.390%, 6/17/2016 (12)	25,000,000	24,995,667
0.400%, 6/8/2016 (12)	36,000,000	35,997,241
0.400%, 6/10/2016 (12)	9,161,000	9,160,084
0.400%, 6/14/2016 (12)	29,000,000	28,995,811
Paccar Financial Corp.:
0.380%, 6/7/2016 (12)	6,300,000	6,299,601
0.390%, 6/17/2016 (12)	7,000,000	6,998,787
0.400%, 6/6/2016 (12)	3,900,000	3,899,783
0.400%, 6/8/2016 (12)	5,150,000	5,149,599
0.420%, 6/28/2016 (12)	19,005,000	18,999,013

		175,493,599

Electrical Equipment - 2.4%
Emerson Electric Co., 0.380%, 6/2/2016 (6) (12)	3,000,000	2,999,968
General Electric Co.:
0.330%, 6/14/2016 (12)	30,000,000	29,996,425
0.350%, 6/13/2016 (12)	25,000,000	24,997,083
0.380%, 6/29/2016 (12)	30,000,000	29,991,134

		87,984,610

Food & Beverage - 1.4%
Coca-Cola Co.:
0.610%, 9/7/2016 (6) (12)	2,500,000	2,495,849
0.670%, 6/6/2016 (6) (12)	10,000,000	9,999,069
0.680%, 8/22/2016 (6) (12)	13,750,000	13,728,703
Nestle Capital Corp., 0.370%, 6/9/2016 (6) (12)	27,000,000	26,997,780

		53,221,401

Foreign Banks - 10.5%
Bank of Nova Scotia/Houston:
0.787%, 8/12/2016 (6) (9)	10,000,000	10,000,000
0.837%, 11/8/2016 (6) (9)	7,400,000	7,400,000
Commonwealth Bank of Australia:
0.500%, 6/23/2016 (6) (12)	17,450,000	17,444,668

0.656%, 6/27/2016 (6) (9)	15,000,000	14,999,947
HSBC Bank PLC:
0.817%, 8/12/2016 (6) (9)	11,000,000	11,000,000
0.836%, 9/6/2016 (6) (9)	15,500,000	15,500,000
Macquarie Bank, 0.630%, 6/17/2016 (6) (12)	17,500,000	17,495,100
National Australia Bank Ltd., 0.767%, 8/4/2016 (6) (9)	15,000,000	15,000,000
Natixis, NY Branch, 0.290%, 6/1/2016 (12)	130,000,000	130,000,000
Sumitomo Mitsui Banking, 0.350%, 6/7/2016 (6) (12)	50,000,000	49,997,083
Suncorp Metway Ltd.:
0.540%, 7/6/2016 (6) (12)	11,300,000	11,294,184
0.660%, 6/8/2016 (6) (12)	10,000,000	9,998,717
0.670%, 6/14/2016 (6) (12)	17,500,000	17,495,766
0.750%, 6/22/2016 (6) (12)	12,000,000	11,994,750
0.750%, 6/23/2016 (6) (12)	22,500,000	22,489,687
0.750%, 8/8/2016 (6) (12)	5,000,000	4,992,917
0.800%, 9/12/2016 (6) (12)	7,500,000	7,482,833
0.920%, 7/14/2016 (6) (12)	17,750,000	17,730,495

		392,316,147

Integrated Oil - 2.7%
Exxon Mobil Corp.:
0.330%, 6/22/2016 (12)	25,000,000	24,995,188
0.330%, 6/23/2016 (12)	25,000,000	24,994,958
0.340%, 6/13/2016 (12)	25,000,000	24,997,167
0.360%, 6/24/2016 (12)	25,000,000	24,994,250

		99,981,563

Pharmaceuticals - 1.4%
Novartis Finance Corp.:
0.400%, 6/13/2016 (6) (12)	9,400,000	9,398,747
0.400%, 6/15/2016 (6) (12)	23,000,000	22,996,422
0.410%, 6/16/2016 (6) (12)	20,000,000	19,996,583

		52,391,752

Retail - 1.8%
Wal-Mart Stores, Inc:
0.350%, 6/6/2016 (6) (12)	25,000,000	24,998,785
0.370%, 6/14/2016 (6) (12)	43,485,000	43,479,263

		68,478,048

Software & Services - 2.1%
IBM Corp., 0.430%, 6/28/2016 (6) (12)	18,500,000	18,494,034
Microsoft Corp.:
0.290%, 6/8/2016 (6) (12)	40,000,000	39,997,745
0.330%, 6/15/2016 (6) (12)	21,800,000	21,797,202

		80,288,981

Utilities - 3.5%
Florida Power & Light Co.:
0.480%, 6/9/2016 (12)	34,000,000	33,996,373
0.490%, 6/8/2016 (12)	9,000,000	8,999,143
0.500%, 6/2/2016 (12)	36,000,000	35,999,500
0.500%, 6/3/2016 (12)	36,500,000	36,498,986
0.500%, 6/6/2016 (12)	15,000,000	14,998,958

		130,492,960

Winding Up Agencies - 0.7%
Erste Abwicklungsanstalt:
0.550%, 7/11/2016 (6) (12)	10,000,000	9,993,889
0.660%, 8/11/2016 (6) (12)	10,000,000	9,986,983
0.700%, 9/22/2016 (6) (12)	5,000,000	4,989,014

		24,969,886

Total Commercial Paper		2,513,173,019

Corporate Bonds & Notes - 0.2%

Foreign Banks - 0.2%
Toronto-Dominion Bank, 2.500%, 7/14/2016	6,141,000	6,153,916

Total Corporate Bonds & Notes		6,153,916

Municipals - 1.2%

Colorado - 0.3%
Colorado Housing & Finance Authority, 0.400%, 10/1/2036 (9)	12,310,000	12,310,000
Massachusetts - 0.6%
Massachusetts Development Finance Agency, 0.370%, 10/1/2031 (9)	22,820,000	22,820,000
Tennessee - 0.3%
Johnson City Health & Educational Facilities Board, 0.430%, 8/15/2043 (9)	11,075,000	11,075,000

Total Municipals		46,205,000
Mutual Funds - 7.5%
BlackRock Liquidity Funds TempFund - Institutional Class, 0.486%	145,000,000	145,000,000
Premier Portfolio - Institutional Class, 0.500%	135,000,000	135,000,000

Total Mutual Funds		280,000,000

Notes-Variable - 0.6%

Automobiles - 0.4%
American Honda Finance Corp., 0.670%, 7/29/2016 (9)	15,000,000	15,000,493
Foreign Banks - 0.2%
Toronto-Dominion Bank, 0.697%, 7/8/2016 (9)	8,500,000	8,500,274

Total Notes-Variable		23,500,767

Repurchase Agreements - 7.3%
Agreement with Fixed Income Clearing Corp., 0.030%, dated 5/31/2016, to be repurchased at $1,195,140 on 6/1/2016, collateralized by U.S. Government Treasury Obligations with various maturities to 12/31/2022, with a market value of $1,220,375	1,195,139	1,195,139
Agreement with Goldman Sachs Group, Inc., 0.280%, dated 5/31/2016, to be repurchased at $245,001,906 on 6/1/2016, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2046, with a market value of $249,258,170	245,000,000	245,000,000
Agreement with Toronto Dominion Bank, 0.280%, dated 5/31/2016, to be repurchased at $25,000,194 on 6/1/2016, collateralized by U.S. Government Treasury Obligations with various maturities to 1/31/2023, with a market value of $25,403,399	25,000,000	25,000,000

Total Repurchase Agreements		271,195,139

Total Investments - 100.0% (at amortized cost)		3,731,975,934
Other Assets and Liabilities - 0.0%		(874,436)

Total Net Assets - 100.0%		$3,731,101,498

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2016. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of May 31, 2016. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Please refer to Note 3, Securities Lending, in the Additional Information Associated with the Schedules of Investments.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 6, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(5)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(6)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At May 31, 2016 these securities amounted to:

Fund	Amount	% of Total Net Assets
TCH Emerging Markets Bond Fund	$6,026,553	76.87%
Alternative Strategies Fund
Long	1,668,636	1.73
Short	676,633	0.70
Global Long/Short Equity Fund	17,834	0.44
Ultra Short Tax-Free Fund	48,244,427	8.51
Short Tax-Free Fund	7,285,641	3.82
Short-Term Income Fund	31,008,120	10.21
Intermediate Tax-Free Fund	19,913,014	1.10
Mortgage Income Fund	7,812,380	7.01
TCH Intermediate Income Fund	7,739,197	10.39
TCH Corporate Income Fund	30,877,669	15.35
TCH Core Plus Bond Fund	82,358,575	8.47
Monegy High Yield Bond Fund	23,384,752	32.33
Tax-Free Money Market Fund	175,649,260	27.94
Prime Money Market Fund	1,558,674,461	41.78

(7)	Foreign security value denominated in U.S. Dollars. Principal amount listed represents adjusted par in local currency.

(8)	Issue is in default or bankruptcy.

(9)	Denotes a variable or floating rate security. Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2016.

(10)	Purchased on a when-issued or delayed delivery basis.

(11)	All or a portion of this security is segregated as collateral for securities sold short.

(12)	Each issue shows the rate of the discount at the time of purchase.

(13)	Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(14)	Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(15)	Securities that are subject to alternative minimum tax of the Short Tax Free Fund and Intermediate Tax-Free Fund portfolios’ represent 0.00% and 3.11%, as calculated based upon total portfolio market value.

(16)	Securities have redemption features that may delay redemption beyond seven days.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BAM	-	Build America Mutual Assurance Company
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
CMI	-	California Mortgage Insurance
COLL	-	Collateralized
ETF	-	Exchange Traded Fund
FDIC	-	Federal Depository Insurance Corporation
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation
HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MAC	-	Municipal Assurance Corporation
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL-RE	-	National Rural Utilities Cooperative Finance Corporation Reinsurance
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
SAW	-	State Aid Withholding
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of May 31, 2016, the Corporation consisted of 43 portfolios. As of May 31, 2016, this Notes to Schedules of Investments of the quarterly report includes 28 diversified portfolios of the Corporation (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings. As of May 31, 2016, the Corporation also consisted of 10 target retirement and 5 target risk portfolios whose Notes to Schedules of Investments is disclosed separately within the quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29,2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund(1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund(1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund(1)	December 22, 2008	To provide capital appreciation.
TCH Emerging Markets Bond Fund(1)	September 30, 2013	To maximize total return consistent with current income.
Alternative Strategies Fund (1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Global Long/Short Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Mortgage Income Fund	December 13, 1992	To provide current income.
TCH Intermediate Income Fund	November 19, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
Monegy High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal
Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal

(1)	Collectively referred to as the “International Funds”.

On December 22, 2015, the BMO Pyrford Global Equity Fund and BMO Multi-Asset income Fund ceased operations and liquidated assets.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by the Fund and their respective gross unrealized appreciation and depreciation at May 31, 2016 are as follows:

	Cost of Investments for Federal Tax Purposes		Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
Low Volatility Equity Fund	$171,805,064		$13,131,504	$(3,130,414)	$10,001,090
Dividend Income Fund	154,117,123		19,311,707	(3,350,218)	15,961,489
Large Cap Value Fund	371,818,472		40,603,712	(9,467,689)	31,136,023
Large-Cap Growth Fund	271,620,502		47,727,881	(5,117,817)	42,610,064
Mid-Cap Value Fund	344,004,322		62,123,301	(16,344,752)	45,778,549
Mid-Cap Growth Fund	206,660,953		39,901,708	(7,366,195)	32,535,513
Small-Cap Value Fund	131,162,816		12,860,315	(8,315,522)	4,544,793
Small-Cap Core Fund	14,697,989		1,183,861	(573,478)	610,383
Small-Cap Growth Fund	565,399,452		92,370,697	(34,473,765)	57,896,932
Global Low Volatility Equity Fund	44,552,488		3,178,176	(731,313)	2,446,863
Disciplined International Equity Fund	84,470,184		3,196,530	(4,886,879)	(1,690,349)
Pyrford International Stock Fund	738,554,781		54,739,443	(74,297,781)	(19,558,338)
LGM Emerging Markets Equity Fund	143,819,266		21,887,305	(11,452,224)	10,435,081
TCH Emerging Markets Bond Fund	9,847,902		206,751	(684,712)	(477,961)
Alternative Strategies Fund	94,071,298		4,185,424	(1,867,394)	2,318,030
Global Long-Short Equity Fund	5,759,688		335,255	(173,115)	162,140
Ultra Short Tax-Free Fund	583,982,207		870,260	(825,041)	45,219
Short Tax-Free Fund	189,956,475		1,503,119	(275,737)	1,227,382
Short-Term Income Fund	350,645,981		1,555,613	(769,566)	786,047
Intermediate Tax-Free Fund	1,739,006,510		81,261,712	(947,110)	80,314,602
Mortgage Income Fund	112,097,814		2,966,939	(259,148)	2,707,791
TCH Intermediate Income Fund	94,663,711		1,163,461	(1,260,379)	(96,918)
TCH Corporate Income Fund	251,359,146		3,810,701	(9,281,185)	(5,470,484)
TCH Core Plus Bond Fund	1,200,467,495		21,718,592	(28,411,172)	(6,692,580)
Monegy High Yield Bond Fund	70,692,899		1,749,805	(863,524)	886,281
Government Money Market Fund	710,428,870	*	—	—	—
Tax-Free Money Market Fund	637,090,694	*	—	—	—
Prime Money Market Fund	3,731,975,934	*	—	—	—

*	- at amortized cost

3. Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s market value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset dates), and money market funds. The valuation of collateral is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of May 31, 2016:

Description	Value
State Street Navigator Securities Lending Prime Portfolio Money Market Fund, 0.506%	$65,612,698

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity	$9,503,104	$9,778,830
Disciplined International Equity	5,825,718	6,051,503
Pyrford International Stock	37,743,633	39,913,367
LGM Emerging Markets	7,468,184	7,800,695
TCH Emerging Markets Bond	1,439,100	1,473,650
Global Long/Short Equity	577,502	594,653

Total	$62,557,241	$65,612,698

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of May 31, 2016 (1):

Description	Value
Air Products & Chemicals, Inc., 0.500%, 7/13/2016 (3)	$9,992,083
American Honda Finance Corp., 0.650%, 7/29/2016 (2)	8,998,938
Atlantic Asset Securitization LLC, 0.601%, 7/7/16 (3)	7,489,625
Atlantic Asset Securitization LLC, 0.601%, 7/27/2016 (3)	7,487,750
Atlantic Asset Securitization LLC, 0.621%, 6/1/2016 (3)	7,987,738
Bank of America Corp., 1.000%, 11/14/2016 (2)	12,412,437
Bank of Nova Scotia, 0.610%, 7/18/2016 (2)	15,002,790
Bank of Nova Scotia, 0.837, 11/8/2016 (2)	7,500,000
Blackrock Liquidity TempFund Money Market Fund, 0.388%	102,189,575
Chariot Funding LLC, 0.669%, 7/20/2016 (2)	10,000,000
Chariot Funding LLC, 0.674%, 7/26/2016 (2)	10,000,000
Chariot Funding LLC, 0.809%, 10/3/2016 (2)	7,500,000
Chariot Funding LLC, 0.886%, 1/20/2017 (2)	5,000,000
Chariot Funding LLC, 0.986%, 5/18/2017 (2)	2,500,000
Chariot Funding LLC, 1.007%, 1/11/2017 (3)	4,962,917
Chase Bank USA NA, 0.784%, 10/17/2016 (2)	10,005,010
Coca-Cola Co., 0.611%, 9/7/2016 (3)	12,475,092
Coca-Cola Co., 0.672%, 9/20/2016 (3)	7,478,644
Commonwealth Bank of Australia, 0.500%, 6/23/2016 (3)	7,992,667
Commonwealth Bank of Australia, 0.661%, 6/27/2016 (2)	9,001,674
Commonwealth Bank of Australia, 0.814%, 10/31/2016 (2)	7,500,000
Erste Abwicklungsanstalt, 0.636%, 7/14/2016 (3)	4,990,563
Erste Abwicklungsanstalt, 0.651%, 7/20/2016 (3)	9,977,250
Erste Abwicklungsanstalt, 0.662%, 8/11/2016 (3)	4,988,450
Erste Abwicklungsanstalt, 0.717%, 9/9/2016 (3)	4,985,799
Erste Abwicklungsanstalt, 0.722%, 10/13/2016 (3)	4,984,400
Fidelity Prime Money Market Portfolio, 0.383%	104,329,419
Gotham Funding Corp., 0.470%, 6/16/2016 (3)	4,998,042
Gotham Funding Corp., 0.520%, 6/3/2016 (3)	4,995,883
HSBC Bank, PLC, 0.617%, 6/8/2016 (2)	10,000,550
HSBC Bank, PLC, 0.639%, 6/2/2016 (2)	10,000,160

HSBC Bank, PLC, 0.836%, 9/6/2016 (2)	7,500,000
HSBC Bank, PLC, 0.886%, 11/4/2016 (2)	7,499,843
HSBC Bank, PLC, 0.894%, 12/16/2016 (2)	5,001,955
JP Morgan Securities LLC, 0.713%, 7/15/2016 (2)	7,502,505
JP Morgan Securities LLC, 0.815%, 8/25/2016 (2)	7,500,000
Jupiter Securitization Co., 0.673%, 7/21/2016 (2)	15,000,000
Kells Funding LLC, 0.651%, 7/18/2016 (3)	9,977,611
Liberty Street Funding LLC, 0.581%, 7/18/2016 (3)	7,489,004
Macquarie Bank Ltd., 0.631%, 6/17/2016 (3)	7,487,925
Macquarie Bank Ltd., 0.770%, 6/9/2016 (2)	15,000,000
Manhattan Asset Funding Co., 0.601%, 6/16/2016 (3)	4,992,750
Manhattan Asset Funding Co., 0.817%, 10/12/2016 (2)	5,500,000
Manhattan Asset Funding Co., 0.828%, 10/20/2016 (2)	7,500,000
Manhattan Asset Funding Co., 0.833%, 10/21/2016 (2)	7,500,000
Manhattan Asset Funding Co., 0.836%, 11/2/2016 (2)	5,000,000
Manhattan Asset Funding Co., 0.846%, 11/21/2016 (2)	5,000,000
Metlife Short Term Funding LLC., 0.561%, 6/20/2016 (3)	2,995,847
Metlife Short Term Funding LLC., 0.651%, 8/22/2016 (3)	4,988,896
Metlife Short Term Funding LLC., 0.763%, 10/20/2016 (3)	9,961,156
National Australia Bank Ltd., 0.766%, 8/4/2016 (2)	9,000,000
National Australia Bank Ltd., 0.838%, 7/25/2016 (2)	4,024,064
Nordea Bank, 0.906%, 11/14/2016 (2)	5,001,800
Nordea Bank, 1.035%, 4/26/2017 (2)	8,155,615
Old Line Funding Corp., 0.651%, 7/27/2016 (3)	7,487,677
Old Line Funding Corp., 0.669%, 9/13/2016 (2)	5,000,000
Old Line Funding Corp., 0.767%, 9/9/2016 (2)	4,500,000
Old Line Funding Corp., 0.798%, 8/10/2016 (2)	8,000,000
Old Line Funding Corp., 0.923%, 2/22/2017 (2)	5,000,000
Reckitt Benckiser, 0.611%, 8/2/2016 (3)	7,484,750
Reckitt Benckiser, 0.631%, 9/1/2016 (3)	7,485,431
Reckitt Benckiser, 0.663%, 6/1/2016 (3)	8,955,285
Regency Markets LLC, 0.440%, 6/14/2016 (3)	7,497,342
Regency Markets LLC, 0.440%, 6/20/2016 (3)	7,497,158
Regency Markets LLC, 0.450%, 6/27/2016 (3)	9,996,125
Skandinaviska Enskilda Banken AB, 0.820%, 9/2/2016 (2)	5,753,958
State Street Bank & Trust Co, 0.789%, 10/11/2016 (2)	10,005,060
State Street Bank & Trust Co, 0.804%, 10/14/2016 (2)	10,506,069
State Street Bank & Trust Co, 0.887%, 2/3/2017 (2)	5,000,460
Suncorp Metway, 0.671%, 6/14/2016 (3)	7,487,158
Suncorp Metway, 0.742%, 7/7/2016 (3)	2,992,538
Suncorp Metway, 0.752%, 6/22/2016 (3)	6,484,021
Suncorp Metway, 0.752%, 8/8/2016 (3)	4,987,083
Suncorp Metway, 0.803%, 9/12/2016 (3)	4,983,778
Suncorp Metway, 0.924%, 7/27/2016 (3)	7,465,117
Swedish Export Credit Corp., 0.783%, 8/17/2016 (3)	4,978,767
Thunder Bay Funding, LLC, 0.702%, 9/13/2016 (3)	4,987,847
Thunder Bay Funding, LLC, 0.779%, 10/3/2016 (2)	8,000,000
Thunder Bay Funding, LLC, 0.798%, 8/10/2016 (2)	8,000,000
Thunder Bay Funding, LLC, 0.839%, 11/3/2016 (2)	7,500,000
Toronto Dominion Bank, 0.800%, 7/13/2016 (2)	2,831,793
Toronto Dominion Bank, 0.883%, 10/17/2016 (2)	8,507,692
Toronto Dominion Bank, 0.884%, 2/16/2017 (2)	4,999,975
Toyota Motor Credit Corp., 0.652%, 6/13/2016 (2)	10,000,470
Toyota Motor Credit Corp., 0.688%, 7/15/2016 (2)	7,500,000
Toyota Motor Credit Corp., 0.847%, 1/6/2017 (2)	8,000,000
Toyota Motor Credit Corp., 0.869%, 1/27/2017 (2)	5,000,000
US Bank NA, 0.738%, 7/20/2016 (2)	12,504,763
Victory Receivables Corp., 0.520%, 6/6/2016 (3)	7,493,933
Victory Receivables Corp., 0.520%, 6/7/2016 (3)	7,743,843
Wells Fargo Bank, 0.658%, 6/1/2016 (2)	7,500,067
Wells Fargo Bank, 0.670%, 7/5/2016 (2)	5,001,130
Wells Fargo Bank, 0.720%, 10/7/2016 (2)	5,001,000
Wells Fargo Bank, 0.790%, 7/12/2016 (2)	10,003,920
Wells Fargo Bank, 0.883%, 10/13/2016 (2)	9,508,502
Western Asset Institutional Cash Reserves Money Market Fund, 0.396%	89,994,150
Western Asset Institutional Liquid Reserves Money Market Fund, 0.439%	109,605,646
Westpac Banking Corp., 0.646%, 7/5/2016 (2)	10,002,200
Westpac Banking Corp., 0.747%, 8/8/2016 (2)	5,002,300

4

Westpac Banking Corp., 1.006%, 3/3/2017 (2)	5,004,565
Westpac Banking Corp., 1.028%, 12/1/2016 (3)	4,962,458
Other	93,502

Total	$1,121,603,960

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity	$56,197,537	$57,403,031
Dividend Income	54,267,199	55,431,284
Large-Cap Value	126,851,311	129,572,399
Large-Cap Growth	97,168,081	99,252,434
Mid-Cap Value	123,207,633	125,850,560
Mid-Cap Growth	75,215,863	76,829,319
Small-Cap Value	42,962,232	43,883,815
Small-Cap Core	4,841,233	4,945,082
Small-Cap Growth	191,483,639	195,591,156
Short-Term Income	46,676,054	47,677,302
TCH Intermediate Income	18,039,762	18,426,733
TCH Corporate Income	44,632,709	45,590,126
TCH Core Plus Bond	216,506,438	221,150,719

Total	$1,098,049,691	$1,121,603,960

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of May 31, 2016.

(3)	Each issue shows the rate of the discount at the time of purchase.

4. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurement to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. The Funds did not hold any Level 3 securities as of May 31, 2016.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$120,434,199	$—	$—	$120,434,199
Short-Term Investments	3,968,924	57,403,031	—	61,371,955

Total	$124,403,123	$57,403,031	$—	$181,806,154

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$113,129,662	$—	$—	$113,129,662
Short-Term Investments	1,577,666	55,431,284	—	57,008,950

Total	$114,707,328	$55,431,284	$—	$170,138,612

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$269,405,590	$—	$—	$269,405,590
Short-Term Investments	3,976,506	129,572,399	—	133,548,905

Total	$273,382,096	$129,572,399	$—	$402,954,495

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$211,828,280	$—	$—	$211,828,280
Short-Term Investments	3,149,852	99,252,434	—	102,402,286

Total	$214,978,132	$99,252,434	$—	$314,230,566

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$256,257,723	$—	$—	$256,257,723
Short-Term Investments	7,674,588	125,850,560	—	133,525,148

Total	$263,932,311	$125,850,560	$—	$389,782,871

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$157,953,847	$—	$—	$157,953,847
Short-Term Investments	4,413,301	76,829,319	—	81,242,620

Total	$162,367,148	$76,829,319	$—	$239,196,467

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$89,159,554	$—	$—	$89,159,554
Exchange Traded Funds	—	—	—	—
Short-Term Investments	2,664,240	43,883,815	—	46,548,055

Total	$91,823,794	$43,883,815	$—	$135,707,609

Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$10,121,523	$—	$—	$10,121,523
Short-Term Investments	242,172	4,945,082	—	5,187,254

Total	$10,363,695	$4,945,082	$—	$15,308,777

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$416,404,394	$—	$—	$416,404,394
Short-Term Investments	11,300,834	195,591,156	—	206,891,990

Total	$427,705,228	$195,591,156	$—	$623,296,384

Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$36,437,251	$—	$—	$36,437,251
Short-Term Investments	10,562,100	—	—	10,562,100

Total	$46,999,351	$—	$—	$46,999,351

Discplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$75,538,595	$—	$—	$75,538,595
Short-Term Investments	7,241,240	—	—	7,241,240

Total	$82,779,835	$—	$—	$82,779,835

Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$655,342,927	$—	$—	$655,342,927
Preferred Stocks(1)	10,268,330	—	—	10,268,330
Short-Term Investments	53,385,187	—	—	53,385,187

Total	$718,996,444	$—	$—	$718,996,444

LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$135,549,203	$—	$—	$135,549,203
Participation Notes	—	4,577,785	—	4,577,785
Short-Term Investments	14,127,359	—	—	14,127,359

Total	$149,676,562	$4,577,785	$—	$154,254,347

TCH Emerging Markets Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$4,741,404	$—	$4,741,404
International Bonds	—	2,773,652	—	2,773,652
Short-Term Investments	1,854,885	—	—	1,854,885

Total	$1,854,885	$7,515,056	$—	$9,369,941

Alternative Strategies Fund (2)
	Level 1	Level 2	Level 3	Total
Assets-Long
Bank Loans	$—	$5,474,535	$—	$5,474,535
Common Stocks(1)	46,312,455	—	—	46,312,455
Convertible Bond	—	186,641	—	186,641
Corporate Bonds & Notes	—	3,036,774	—	3,036,774
Limited Partnership Units	1,562,001	—	—	1,562,001
Purchased Options	38,808	—	—	38,808
U.S. Government & U.S. Government Agency Obligations	—	23,682	—	23,682
Short-Term Investments	29,755,002	9,999,430	—	39,754,432

Total	$77,668,266	$18,721,062	$—	$96,389,328

Liabilities-Short
Common Stocks(1)	$23,489,261	$—	$—	$23,489,261
Corporate Bonds & Notes	—	1,502,577	—	1,502,577
Exchange Traded Funds	6,702,300	—	—	6,702,300
Written Options	374,837	—	—	374,837

Total	$30,566,398	$1,502,577	$—	$32,068,975

Global Long/Short Equity Fund
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks(1)	$3,934,589	$—	$—	$3,934,589
Short-Term Investments	1,987,239	—	—	1,987,239

Total	$5,921,828	$—	$—	$5,921,828

Liabilities-Short
Common Stocks(1)	$1,332,160	$—	$—	$1,332,160

Total

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$576,893,188	$—	$576,893,188
Mutual Funds	—	2,000,100	—	2,000,100
Short-Term Investments	2,374,725	2,759,413	—	5,134,138

Total	$2,374,725	$581,652,701	$—	$584,027,426

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$189,665,742	$—	$189,665,742
Mutual Funds	854,785	—	—	854,785
Short-Term Investments	663,330	—	—	663,330

Total	$1,518,115	$189,665,742	$—	$191,183,857

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$63,703,809	$—	$63,703,809
Collateralized Mortgage Obligations	—	10,080,331	—	10,080,331
Commercial Mortgage Securities	—	9,549,060	—	9,549,060
Corporate Bonds & Notes	—	146,690,964	—	146,690,964
Mutual Funds	3,489,718	973,338	—	4,463,056
U.S. Government & U.S. Government Agency Obligations	—	59,927,685	—	59,927,685
U.S. Government Agency-Mortgage Securities	—	1,736,668	—	1,736,668
Short-Term Investments	6,101,784	49,178,671	—	55,280,455

Total	$9,591,502	$341,840,526	$—	$351,432,028

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,796,374,776	$—	$1,796,374,776
Mutual Funds	17,038,453	—	—	17,038,453
Short-Term Investments	5,907,883	—	—	5,907,883

Total	$22,946,336	$1,796,374,776	$—	$1,819,321,112

Mortgage Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$293,059	$—	$293,059
Collateralized Mortgage Obligations	—	14,175,263	—	14,175,263
Commercial Mortgage Securities	—	13,237,313	—	13,237,313
U.S. Government Agency-Mortgage Securities	—	82,015,239	—	82,015,239
Short-Term Investments	5,084,731	—	—	5,084,731

Total	$5,084,731	$109,720,874	$—	$114,805,605

TCH Intermediate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$40,840,825	$—	$40,840,825
U.S. Government & U.S. Government Agency Obligations	—	9,747,502	—	9,747,502
U.S. Government Agency-Mortgage Securities	—	21,677,895	—	21,677,895
Short-Term Investments	3,873,838	18,426,733	—	22,300,571

Total	$3,873,838	$90,692,955	$—	$94,566,793

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$182,917,101	$—	$182,917,101
Municipals	—	589,840	—	589,840
U.S. Government & U.S. Government Agency Obligations	—	5,100,488	—	5,100,488
Short-Term Investments	8,692,633	48,588,600	—	57,281,233

Total	$8,692,633	$237,196,029	$—	$245,888,662

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Commercial Mortgage Securities	$—	$495,324	$—	$495,324
Corporate Bonds & Notes	—	449,952,316	—	449,952,316
Municipals	—	353,904	—	353,904
U.S. Government & U.S. Government Agency Obligations	—	134,471,063	—	134,471,063
U.S. Government Agency-Mortgage Securities	—	363,153,281	—	363,153,281
Short-Term Investments	22,199,688	223,149,339	—	245,349,027

Total	$22,199,688	$1,171,575,227	$—	$1,193,774,915

Monegy High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$70,163,611	$—	$70,163,611
Short-Term Investments	1,415,569	—	—	1,415,569

Total	$1,415,569	$70,163,611	$—	$71,579,180

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$60,000,000	$—	$—	$60,000,000
Repurchase Agreements	—	247,505,985	—	247,505,985
U.S. Government & U.S. Government Agency Obligations	—	402,922,885	—	402,922,885

Total	$60,000,000	$650,428,870	$—	$710,428,870

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$610,520,235	$—	$610,520,235
Mutual Funds	26,570,459	—	—	26,570,459

Total	$26,570,459	$610,520,235	$—	$637,090,694

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$591,748,093	$—	$591,748,093
Commercial Paper	—	2,513,173,019	—	2,513,173,019
Corporate Bonds & Notes	—	6,153,916	—	6,153,916
Municipals	—	46,205,000	—	46,205,000
Mutual Funds	280,000,000	—	—	280,000,000
Notes-Variable	—	23,500,767	—	23,500,767
Repurchase Agreements	—	271,195,139	—	271,195,139

Total	$280,000,000	$3,451,975,934	$—	$3,731,975,934

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

(2)	The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts. Amounts below are the unrealized appreciation (depreciation) on the investment.

Unrealized Appreciation (Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Forward Contracts	$—	$(372,430)	$—	$(372,430)
Short Forward Contracts	—	267,330	—	267,330

Total Forwards	$—	$(105,100)	$—	$(105,100)

Long Futures Contracts	$326,116	$—	$—	$326,116
Short Futures Contracts	(68,862)	—	—	(68,862)

Total Futures	$257,254	$—	$—	$257,254

It is the Funds’ policy to recognize transfers between category levels at the end of the period. As described above, the Funds’ have retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. These valuations resulted in transfers between categorization levels at May 31, 2016.

The following is a reconciliation of transfers between category levels from August 31, 2015 to May 31, 2016:

	Global Low Volatility Equity Fund	Pyrford International Stock Fund	LGM Emerging Markets Equity Fund	Alternative Strategies Fund - Long Transfers	Alternative Strategies Fund - Short Transfers
Transfers into Level 1	$15,498,617	$660,605,649	$103,431,564	$3,963	$505,379
Transfers out of Level 1	—	—	—	—	—

Net Transfers in (out) of Level 1	$15,498,617	$660,605,649	$103,431,564	$3,963	$505,379

Transfers into Level 2	$—	$—	$—	$—	$—
Transfers out of Level 2	(15,498,617)	(660,605,649)	(103,431,564)	(3,963)	(505,379)

Net Transfers in (out) of Level 2	$(15,498,617)	$(660,605,649)	$(103,431,564)	$(3,963)	$(505,379)

5.	Derivative Holdings and Activity Detail

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2016, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Value at Trade Date	Value at May 31, 2016	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
June 2016	11	10 Year Mini JGB	$1,506,412	$1,509,116	$2,704
June 2016	21	SFE 10-Year Australian Bond	2,006,383	2,016,902	10,519
June 2016	16	Eurex 5-Year Euro BOBL	2,337,538	2,338,880	1,342
June 2016	17	Eurex 10-Year Euro BUND	3,095,778	3,101,502	5,724
September 2016	6	MSE 10-Year Canadian Bond	660,865	663,118	2,253
September 2016	8	LIFFE Long Gilt Government Bond	1,420,252	1,422,279	2,027
September 2016	14	CBOT 10-Year U.S. Treasury Note	1,815,220	1,815,625	405
September 2016	14	CBOT U.S. Long Bond	2,283,143	2,286,375	3,232
Interest Rate Futures
June 2017	111	LIFFE 3-Month Euro Euribor	30,949,310	30,968,673	19,363
June 2017	96	LIFFE 90-Day Sterling	17,262,941	17,255,059	(7,882)
Index Futures
June 2016	9	CAC 40 10 Euro	438,396	448,621	10,225
June 2016	2	Eurex DAX Index	560,515	570,984	10,469
June 2016	20	CBOT E-Mini DJIA Index	1,741,662	1,777,400	35,738
June 2016	3	Eurex Euro STOXX 50 Index	102,546	101,908	(638)
June 2016	4	LIFFE FTSE 100 Index	358,590	360,320	1,730
June 2016	16	CME E-Mini NASDAQ 100 Index	1,412,315	1,447,760	35,445
June 2016	12	Russell 2000 Mini Index	1,340,075	1,384,080	44,005
June 2016	118	CME E-Mini S&P 500® Index	12,210,455	12,359,910	149,455
Short Futures
Interest Rate Futures
June 2017	74	CME 3-Month Eurodollar	(18,290,871)	(18,299,275)	(8,404)
Index Futures
June 2016	2	HKG Hang Seng Index	(251,181)	(263,475)	(12,294)
June 2016	6	OSE Nikkei 225 Index	(894,170)	(933,580)	(39,410)
June 2016	6	TSE TOPIX Index	(737,352)	(746,106)	(8,754)

Total Futures Contracts			$61,328,822	$61,586,076	$257,254

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At May 31, 2016, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount					Unrealized Appreciation (Depreciation)
Settlement Date	Currency	Buy		Sell		Value		Counterparty
June 17, 2016	Australian Dollar	AUD	4,115,000		$3,080,456	$2,972,445	$(108,011)	Bank of America
June 17, 2016	Australian Dollar		$3,196,456	AUD	4,361,000	3,150,141	46,315	Bank of America
June 17, 2016	Canadian Dollar	CAD	7,092,000		$5,419,347	5,408,016	(11,331)	Bank of America
June 17, 2016	Canadian Dollar		$3,377,144	CAD	4,398,000	3,353,702	23,442	Bank of America
June 17, 2016	Euro Currency	EUR	6,089,000		$6,858,739	6,778,355	(80,384)	Bank of America
June 17, 2016	Euro Currency		$4,883,058	EUR	4,347,000	4,839,137	43,921	Bank of America
June 17, 2016	Japanese Yen	JPY	529,794,000		$4,780,022	4,786,527	6,505	Bank of America
June 17, 2016	Japanese Yen		$2,372,827	JPY	259,452,000	2,344,070	28,757	Bank of America
June 17, 2016	Mexican Peso	MXN	12,183,000		$687,594	659,019	(28,575)	Bank of America
June 17, 2016	Mexican Peso		$1,596,420	MXN	28,390,000	1,535,710	60,710	Bank of America
June 17, 2016	New Zealand Dollar	NZD	5,012,000		$3,406,498	3,388,504	(17,994)	Bank of America
June 17, 2016	New Zealand Dollar		$2,446,712	NZD	3,621,000	2,448,079	(1,367)	Bank of America
June 17, 2016	Pound Sterling	GBP	1,246,000		$1,798,870	1,804,812	5,942	Bank of America
June 17, 2016	Pound Sterling		$4,104,306	GBP	2,861,000	4,144,116	(39,810)	Bank of America
June 17, 2016	Swiss Franc	CHF	3,749,000		$3,912,700	3,774,118	(138,582)	Bank of America
June 17, 2016	Swiss Franc		$5,613,017	CHF	5,471,000	5,507,655	105,362	Bank of America

							$(105,100)

6. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2016 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value Beginning of Period	Purchases	Sales Proceeds	Value End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 0.190%
Mortgage Income Fund	$1,524,417	$30,203,225	$26,642,911	$5,084,731	$1,800	$—
Cash Sweep Investments in BMO Tax-Free Money Market Fund, Premier Class, 0.300%
Ultra Short Tax-Free Fund	2,807,077	257,513,180	257,945,532	2,374,725	5,758	—
Short Tax-Free Fund	2,946,935	72,455,466	74,739,071	663,330	5,192	—
Intermediate Tax-Free Fund	19,318,314	214,156,420	227,566,851	5,907,883	6,732	—
Cash Sweep Investments in BMO Prime Money Market Fund, Premier Class, 0.290%
Low Volatility Equity Fund	6,245,933	46,255,495	48,532,504	3,968,924	3,990	—
Dividend Income Fund	2,800,936	15,814,554	17,037,824	1,577,666	3,290	—
Large-Cap Value Fund	5,959,946	41,756,971	43,740,411	3,976,506	6,638	—
Large-Cap Growth Fund	4,499,155	30,727,294	32,076,597	3,149,852	5,290	—
Mid-Cap Value Fund	11,221,418	45,696,915	49,243,745	7,674,588	8,381	—
Mid-Cap Growth Fund	4,639,539	52,044,066	52,270,304	4,413,301	7,478	—
Small-Cap Value Fund	5,566,813	27,901,960	30,804,533	2,664,240	4,170	—
Small-Cap Core Fund	47,479	5,645,758	5,451,065	242,172	340	—
Small-Cap Growth Fund	22,731,181	228,166,122	239,596,469	11,300,834	22,078	—
Short-Term Income Fund	6,644,766	157,810,624	158,353,606	6,101,784	10,120	—
TCH Intermediate Income Fund	4,336,323	57,204,905	57,667,390	3,873,838	4,906	—
TCH Corporate Income Fund	6,085,570	141,814,481	139,207,418	8,692,633	16,321	—
TCH Core Plus Bond Fund	19,640,890	391,689,479	389,130,681	22,199,688	45,993	—
Monegy High Yield Bond Fund	3,669,881	24,378,805	26,633,117	1,415,569	3,189	—

Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	851,005	4,623	—	854,785	3,998	787
Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,019,275	27,268	—	5,041,570	23,593	4,640

In-Retirement Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.4%

Large-Cap Funds - 18.1%
BMO Dividend Income Fund - Institutional Class (1)	31,186	$388,265
BMO Large-Cap Value Fund - Institutional Class (1)	41,260	571,041
BMO Low Volatility Equity Fund - Institutional Class (1)	37,993	509,868
Harbor Capital Appreciation Fund - Institutional Class	6,947	406,977
T Rowe Price Growth Stock Fund - Institutional Class	7,872	407,373
Vanguard Equity Income Fund - Institutional Class	6,879	448,434
Vanguard Institutional Index Fund - Institutional Class	4,971	955,498

Total Large-Cap Funds		3,687,456

Mid-Cap Funds - 3.2%
BMO Mid-Cap Growth Fund - Institutional Class (1)	7,615	123,359
BMO Mid-Cap Value Fund - Institutional Class (1)	17,903	244,729
Vanguard Mid-Cap Index Fund - Institutional Class	8,406	285,392

Total Mid-Cap Funds		653,480

Small-Cap Funds - 1.5%
BMO Small-Cap Growth Fund - Institutional Class (1)	6,622	103,973
Goldman Sachs Small Cap Value Fund - Institutional Class	3,887	203,804

Total Small-Cap Funds		307,777

International Funds - 12.4%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	41,977	407,178
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	20,654	266,224
BMO LGM Frontier Markets Equity Fund - Institutional Class (1)	13,429	116,701
BMO Pyrford International Stock Fund - Institutional Class (1)	47,610	568,940
DFA International Small Company Portfolio - Institutional Class	3,434	60,780
Dodge & Cox International Stock Fund - Retail Class	10,199	367,362
Harbor International Fund - Institutional Class	6,034	365,224
MFS International Value Fund - Institutional Class	9,833	365,978

Total International Funds		2,518,387

Fixed Income Funds - 55.7%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	33,341	306,403
BMO TCH Core Plus Bond Fund - Institutional Class (1)	327,426	3,762,124
Federated Institutional High-Yield Bond Fund - Institutional Class	44,907	427,068
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	65,260	612,143
Metropolitan West Total Return Bond Fund - Institutional Class	348,684	3,779,738
PIMCO Unconstrained Bond Fund - Institutional Class	59,023	611,481
TCW Emerging Markets Income Fund - Institutional Class	56,905	447,673
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	41,370	1,017,296
Vanguard Short-Term Investment Grade Fund - Institutional Class	38,134	408,035

Total Fixed Income Funds		11,371,961

Alternative Funds - 7.5%
BMO Alternative Strategies Fund - Institutional Class (1)	119,221	1,206,514
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	33,263	162,990
Vanguard REIT Index Fund - Institutional Class	8,875	162,953

Total Alternative Funds		1,532,457

Total Mutual Funds (identified cost $17,670,504)		20,071,518

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	255,289	255,289

Total Short-Term Investments (identified cost $255,289)		255,289

Total Investments - 99.6% (identified cost $17,925,793)	20,326,807
Other Assets and Liabilities - 0.4%	80,880

Total Net Assets - 100.0%	$20,407,687

2015 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.8%

Large-Cap Funds - 23.7%
BMO Dividend Income Fund - Institutional Class (1)	6,873	$85,565
BMO Large-Cap Value Fund - Institutional Class (1)	12,498	172,967
BMO Low Volatility Equity Fund - Institutional Class (1)	11,834	158,816
Harbor Capital Appreciation Fund - Institutional Class	2,306	135,102
T Rowe Price Growth Stock Fund - Institutional Class	2,613	135,235
Vanguard Equity Income Fund - Institutional Class	1,794	116,944
Vanguard Institutional Index Fund - Institutional Class	1,404	269,949

Total Large-Cap Funds		1,074,578

Mid-Cap Funds - 5.2%
BMO Mid-Cap Growth Fund - Institutional Class (1)	2,785	45,119
BMO Mid-Cap Value Fund - Institutional Class (1)	6,696	91,533
Vanguard Mid-Cap Index Fund - Institutional Class	2,923	99,252

Total Mid-Cap Funds		235,904

Small-Cap Funds - 2.2%
BMO Small-Cap Growth Fund - Institutional Class (1)	2,241	35,184
Goldman Sachs Small Cap Value Fund - Institutional Class	1,204	63,146

Total Small-Cap Funds		98,330

International Funds - 16.8%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	13,150	127,556
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	6,687	86,201
BMO LGM Frontier Markets Equity Fund - Institutional Class (1)	3,443	29,918
BMO Pyrford International Stock Fund - Institutional Class (1)	13,562	162,061
DFA International Small Company Portfolio - Institutional Class	1,210	21,425
Dodge & Cox International Stock Fund - Retail Class	3,124	112,521
Harbor International Fund - Institutional Class	1,854	112,211
MFS International Value Fund - Institutional Class	3,024	112,555

Total International Funds		764,448

Fixed Income Funds - 42.7%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	5,068	46,576
BMO TCH Core Plus Bond Fund - Institutional Class (1)	60,359	693,526
Federated Institutional High-Yield Bond Fund - Institutional Class	7,983	75,920
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	11,391	106,852
Metropolitan West Total Return Bond Fund - Institutional Class	59,824	648,491
PIMCO Unconstrained Bond Fund - Institutional Class	10,721	111,071
TCW Emerging Markets Income Fund - Institutional Class	11,290	88,818
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	6,688	164,456

Total Fixed Income Funds		1,935,710

Alternative Funds - 7.2%
BMO Alternative Strategies Fund - Institutional Class (1)	24,309	246,008
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	8,161	39,990
Vanguard REIT Index Fund - Institutional Class	2,208	40,531

Total Alternative Funds		326,529

Total Mutual Funds (identified cost $4,486,739)		4,435,499
Short-Term Investments - 1.5%

Mutual Funds - 1.5%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	70,630	70,630

Total Short-Term Investments (identified cost $70,630)		70,630

Total Investments - 99.3% (identified cost $4,557,369)	4,506,129
Other Assets and Liabilities - 0.7%	29,728

Total Net Assets - 100.0%	$4,535,857

2020 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 28.2%
BMO Dividend Income Fund - Institutional Class (1)	132,018	$1,643,629
BMO Large-Cap Value Fund - Institutional Class (1)	290,192	4,016,257
BMO Low Volatility Equity Fund - Institutional Class (1)	231,368	3,104,959
Harbor Capital Appreciation Fund - Institutional Class	61,113	3,579,995
T Rowe Price Growth Stock Fund - Institutional Class	68,893	3,565,207
Vanguard Equity Income Fund - Institutional Class	32,055	2,089,670
Vanguard Institutional Index Fund - Institutional Class	40,332	7,752,559

Total Large-Cap Funds		25,752,276

Mid-Cap Funds - 7.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	130,500	2,114,105
BMO Mid-Cap Value Fund - Institutional Class (1)	174,193	2,381,222
Vanguard Mid-Cap Index Fund - Institutional Class	75,456	2,561,734

Total Mid-Cap Funds		7,057,061

Small-Cap Funds - 3.1%
BMO Small-Cap Growth Fund - Institutional Class (1)	82,619	1,297,113
Goldman Sachs Small Cap Value Fund - Institutional Class	29,870	1,566,076

Total Small-Cap Funds		2,863,189

International Funds - 21.1%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	209,023	2,027,527
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	228,235	2,941,944
BMO LGM Frontier Markets Equity Fund - Institutional Class (1)	77,033	669,414
BMO Pyrford International Stock Fund - Institutional Class (1)	304,308	3,636,485
DFA International Small Company Portfolio - Institutional Class	30,880	546,583
Dodge & Cox International Stock Fund - Retail Class	102,203	3,681,349
Harbor International Fund - Institutional Class	60,156	3,641,255
MFS International Value Fund - Institutional Class	55,896	2,080,437

Total International Funds		19,224,994

Fixed Income Funds - 31.6%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	88,628	814,493
BMO TCH Core Plus Bond Fund - Institutional Class (1)	952,302	10,941,946
Federated Institutional High-Yield Bond Fund - Institutional Class	133,365	1,268,299
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	202,392	1,898,436
Metropolitan West Total Return Bond Fund - Institutional Class	748,642	8,115,277
PIMCO Unconstrained Bond Fund - Institutional Class	174,330	1,806,063
TCW Emerging Markets Income Fund - Institutional Class	171,899	1,352,326
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	110,259	2,711,274

Total Fixed Income Funds		28,908,114

Alternative Funds - 7.1%
BMO Alternative Strategies Fund - Institutional Class (1)	442,956	4,482,715
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	201,911	989,364
Vanguard REIT Index Fund - Institutional Class	54,416	999,073

Total Alternative Funds		6,471,152

Total Mutual Funds (identified cost $75,018,953)		90,276,786
Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	1,044,278	1,044,278

Total Short-Term Investments (identified cost $1,044,278)		1,044,278

Total Investments - 99.9% (identified cost $76,063,231)	91,321,064
Other Assets and Liabilities - 0.1%	53,431

Total Net Assets - 100.0%	$91,374,495

2025 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.3%

Large-Cap Funds - 32.1%
BMO Dividend Income Fund - Institutional Class (1)	31,772	$395,557
BMO Large-Cap Value Fund - Institutional Class (1)	107,845	1,492,581
BMO Low Volatility Equity Fund - Institutional Class (1)	65,251	875,663
Harbor Capital Appreciation Fund - Institutional Class	28,210	1,652,539
T Rowe Price Growth Stock Fund - Institutional Class	31,761	1,643,623
Vanguard Equity Income Fund - Institutional Class	8,383	546,473
Vanguard Institutional Index Fund - Institutional Class	16,452	3,162,434

Total Large-Cap Funds		9,768,870

Mid-Cap Funds - 9.2%
BMO Mid-Cap Growth Fund - Institutional Class (1)	53,414	865,307
BMO Mid-Cap Value Fund - Institutional Class (1)	65,386	893,827
Vanguard Mid-Cap Index Fund - Institutional Class	30,667	1,041,142

Total Mid-Cap Funds		2,800,276

Small-Cap Funds - 4.1%
BMO Small-Cap Growth Fund - Institutional Class (1)	39,379	618,248
Goldman Sachs Small Cap Value Fund - Institutional Class	11,701	613,491

Total Small-Cap Funds		1,231,739

International Funds - 24.2%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	83,027	805,360
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	85,481	1,101,844
BMO LGM Frontier Markets Equity Fund - Institutional Class (1)	26,634	231,454
BMO Pyrford International Stock Fund - Institutional Class (1)	116,946	1,397,502
DFA International Small Company Portfolio - Institutional Class	14,146	250,390
Dodge & Cox International Stock Fund - Retail Class	38,738	1,395,360
Harbor International Fund - Institutional Class	23,138	1,400,526
MFS International Value Fund - Institutional Class	21,020	782,359

Total International Funds		7,364,795

Fixed Income Funds - 21.9%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	22,685	208,474
BMO TCH Core Plus Bond Fund - Institutional Class (1)	229,812	2,640,543
Federated Institutional High-Yield Bond Fund - Institutional Class	37,656	358,104
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	44,399	416,467
Metropolitan West Total Return Bond Fund - Institutional Class	159,595	1,730,011
PIMCO Unconstrained Bond Fund - Institutional Class	43,625	451,958
TCW Emerging Markets Income Fund - Institutional Class	37,719	296,733
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	22,945	564,214

Total Fixed Income Funds		6,666,504

Alternative Funds - 6.8%
BMO Alternative Strategies Fund - Institutional Class (1)	131,236	1,328,104
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	77,394	379,232
Vanguard REIT Index Fund - Institutional Class	19,575	359,394

Total Alternative Funds		2,066,730

Total Mutual Funds (identified cost $31,066,476)		29,898,914

Short-Term Investments - 1.5%

Mutual Funds - 1.5%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	458,422	458,422

Total Short-Term Investments (identified cost $458,422)		458,422

Total Investments - 99.8% (identified cost $31,524,898)	30,357,336
Other Assets and Liabilities - 0.2%	66,915

Total Net Assets - 100.0%	$30,424,251

2030 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 35.1%
BMO Dividend Income Fund - Institutional Class (1)	111,445	$1,387,494
BMO Large-Cap Value Fund - Institutional Class (1)	398,533	5,515,698
BMO Low Volatility Equity Fund - Institutional Class (1)	246,477	3,307,720
Harbor Capital Appreciation Fund - Institutional Class	101,565	5,949,694
T Rowe Price Growth Stock Fund - Institutional Class	114,466	5,923,597
Vanguard Equity Income Fund - Institutional Class	29,234	1,905,740
Vanguard Institutional Index Fund - Institutional Class	58,420	11,229,423

Total Large-Cap Funds		35,219,366

Mid-Cap Funds - 10.0%
BMO Mid-Cap Growth Fund - Institutional Class (1)	198,903	3,222,222
BMO Mid-Cap Value Fund - Institutional Class (1)	236,030	3,226,524
Vanguard Mid-Cap Index Fund - Institutional Class	106,592	3,618,801

Total Mid-Cap Funds		10,067,547

Small-Cap Funds - 5.1%
BMO Small-Cap Growth Fund - Institutional Class (1)	161,988	2,543,211
Goldman Sachs Small Cap Value Fund - Institutional Class	48,264	2,530,463

Total Small-Cap Funds		5,073,674

International Funds - 26.9%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	294,747	2,859,044
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	313,118	4,036,086
BMO LGM Frontier Markets Equity Fund - Institutional Class (1)	120,699	1,048,879
BMO Pyrford International Stock Fund - Institutional Class (1)	426,958	5,102,150
DFA International Small Company Portfolio - Institutional Class	51,229	906,750
Dodge & Cox International Stock Fund - Retail Class	141,921	5,111,977
Harbor International Fund - Institutional Class	84,391	5,108,164
MFS International Value Fund - Institutional Class	77,761	2,894,282

Total International Funds		27,067,332

Fixed Income Funds - 15.3%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	42,297	388,708
BMO TCH Core Plus Bond Fund - Institutional Class (1)	531,462	6,106,495
Federated Institutional High-Yield Bond Fund - Institutional Class	72,385	688,378
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	117,293	1,100,212
Metropolitan West Total Return Bond Fund - Institutional Class	378,348	4,101,291
PIMCO Unconstrained Bond Fund - Institutional Class	96,544	1,000,193
TCW Emerging Markets Income Fund - Institutional Class	88,625	697,210
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	53,063	1,304,819

Total Fixed Income Funds		15,387,306

Alternative Funds - 6.5%
BMO Alternative Strategies Fund - Institutional Class (1)	382,505	3,870,953
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	266,707	1,306,863
Vanguard REIT Index Fund - Institutional Class	70,720	1,298,419

Total Alternative Funds		6,476,235

Total Mutual Funds (identified cost $82,397,162)		99,291,460

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	1,033,616	1,033,616

Total Short-Term Investments (identified cost $1,033,616)		1,033,616

Total Investments - 99.9% (identified cost $83,430,778)	100,325,076
Other Assets and Liabilities - 0.1%	129,625

Total Net Assets - 100.0%	$100,454,701

2035 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.2%

Large-Cap Funds - 38.1%
BMO Dividend Income Fund - Institutional Class (1)	36,854	$458,834
BMO Large-Cap Value Fund - Institutional Class (1)	130,434	1,805,206
BMO Low Volatility Equity Fund - Institutional Class (1)	81,921	1,099,377
Harbor Capital Appreciation Fund - Institutional Class	33,947	1,988,596
T Rowe Price Growth Stock Fund - Institutional Class	38,366	1,985,418
Vanguard Equity Income Fund - Institutional Class	9,330	608,205
Vanguard Institutional Index Fund - Institutional Class	19,369	3,723,070

Total Large-Cap Funds		11,668,706

Mid-Cap Funds - 11.0%
BMO Mid-Cap Growth Fund - Institutional Class (1)	66,002	1,069,229
BMO Mid-Cap Value Fund - Institutional Class (1)	80,730	1,103,576
Vanguard Mid-Cap Index Fund - Institutional Class	35,145	1,193,187

Total Mid-Cap Funds		3,365,992

Small-Cap Funds - 5.4%
BMO Small-Cap Growth Fund - Institutional Class (1)	53,150	834,456
Goldman Sachs Small Cap Value Fund - Institutional Class	15,813	829,084

Total Small-Cap Funds		1,663,540

International Funds - 29.3%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	100,861	978,350
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	102,555	1,321,933
BMO LGM Frontier Markets Equity Fund - Institutional Class (1)	31,805	276,385
BMO Pyrford International Stock Fund - Institutional Class (1)	142,466	1,702,469
DFA International Small Company Portfolio - Institutional Class	17,207	304,564
Dodge & Cox International Stock Fund - Retail Class	47,841	1,723,226
Harbor International Fund - Institutional Class	28,154	1,704,154
MFS International Value Fund - Institutional Class	25,422	946,211

Total International Funds		8,957,292

Fixed Income Funds - 8.7%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	9,972	91,647
BMO TCH Core Plus Bond Fund - Institutional Class (1)	90,344	1,038,056
Federated Institutional High-Yield Bond Fund - Institutional Class	13,006	123,687
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	19,253	180,597
Metropolitan West Total Return Bond Fund - Institutional Class	64,780	702,215
PIMCO Unconstrained Bond Fund - Institutional Class	14,574	150,989
TCW Emerging Markets Income Fund - Institutional Class	16,059	126,334
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	9,832	241,776

Total Fixed Income Funds		2,655,301

Alternative Funds - 5.7%
BMO Alternative Strategies Fund - Institutional Class (1)	89,668	907,440
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	87,491	428,708
Vanguard REIT Index Fund - Institutional Class	23,204	426,019

Total Alternative Funds		1,762,167

Total Mutual Funds (identified cost $31,272,418)		30,072,998

Short-Term Investments - 1.6%

Mutual Funds - 1.6%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	482,258	482,258

Total Short-Term Investments (identified cost $482,258)		482,258

Total Investments - 99.8% (identified cost $31,754,676)	30,555,256
Other Assets and Liabilities - 0.2%	56,094

Total Net Assets - 100.0%	$30,611,350

2040 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.9%

Large-Cap Funds - 41.1%
BMO Dividend Income Fund - Institutional Class (1)	73,804	$918,861
BMO Large-Cap Value Fund - Institutional Class (1)	297,533	4,117,858
BMO Low Volatility Equity Fund - Institutional Class (1)	195,342	2,621,490
Harbor Capital Appreciation Fund - Institutional Class	78,074	4,573,589
T Rowe Price Growth Stock Fund - Institutional Class	88,464	4,578,021
Vanguard Equity Income Fund - Institutional Class	22,092	1,440,155
Vanguard Institutional Index Fund - Institutional Class	44,826	8,616,387

Total Large-Cap Funds		26,866,361

Mid-Cap Funds - 11.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	145,844	2,362,679
BMO Mid-Cap Value Fund - Institutional Class (1)	172,777	2,361,855
Vanguard Mid-Cap Index Fund - Institutional Class	86,757	2,945,387

Total Mid-Cap Funds		7,669,921

Small-Cap Funds - 5.6%
BMO Small-Cap Growth Fund - Institutional Class (1)	117,350	1,842,393
Goldman Sachs Small Cap Value Fund - Institutional Class	34,947	1,832,249

Total Small-Cap Funds		3,674,642

International Funds - 31.2%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	224,786	2,180,429
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	228,097	2,940,164
BMO LGM Frontier Markets Equity Fund - Institutional Class (1)	95,235	827,588
BMO Pyrford International Stock Fund - Institutional Class (1)	322,085	3,848,910
DFA International Small Company Portfolio - Institutional Class	40,616	718,897
Dodge & Cox International Stock Fund - Retail Class	106,961	3,852,739
Harbor International Fund - Institutional Class	63,383	3,836,578
MFS International Value Fund - Institutional Class	59,424	2,211,767

Total International Funds		20,417,072

Fixed Income Funds - 3.9%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	14,123	129,789
BMO TCH Core Plus Bond Fund - Institutional Class (1)	73,573	845,355
Federated Institutional High-Yield Bond Fund - Institutional Class	20,650	196,377
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	27,073	253,947
Metropolitan West Total Return Bond Fund - Institutional Class	65,825	713,540
TCW Emerging Markets Income Fund - Institutional Class	15,874	124,878
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class (2)	10,325	253,883

Total Fixed Income Funds		2,517,769

Alternative Funds - 5.4%
BMO Alternative Strategies Fund - Institutional Class (1)	158,255	1,601,542
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	196,197	961,366
Vanguard REIT Index Fund - Institutional Class	53,352	979,546

Total Alternative Funds		3,542,454

Total Mutual Funds (identified cost $52,101,261)		64,688,219

Short-Term Investments - 0.8%

Mutual Funds - 0.8%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	549,075	549,075

Total Short-Term Investments (identified cost $549,075)		549,075

Total Investments - 99.7% (identified cost $52,650,336)	65,237,294
Other Assets and Liabilities - 0.3%	199,161

Total Net Assets - 100.0%	$65,436,455

2045 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.2%

Large-Cap Funds - 41.0%
BMO Dividend Income Fund - Institutional Class (1)	18,116	$225,545
BMO Large-Cap Value Fund - Institutional Class (1)	73,359	1,015,291
BMO Low Volatility Equity Fund - Institutional Class (1)	47,944	643,410
Harbor Capital Appreciation Fund - Institutional Class	19,260	1,128,263
T Rowe Price Growth Stock Fund - Institutional Class	21,781	1,127,178
Vanguard Equity Income Fund - Institutional Class	5,451	355,325
Vanguard Institutional Index Fund - Institutional Class	11,038	2,121,650

Total Large-Cap Funds		6,616,662

Mid-Cap Funds - 11.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	35,767	579,419
BMO Mid-Cap Value Fund - Institutional Class (1)	42,607	582,442
Vanguard Mid-Cap Index Fund - Institutional Class	21,361	725,210

Total Mid-Cap Funds		1,887,071

Small-Cap Funds - 5.6%
BMO Small-Cap Growth Fund - Institutional Class (1)	29,033	455,821
Goldman Sachs Small Cap Value Fund - Institutional Class	8,654	453,722

Total Small-Cap Funds		909,543

International Funds - 31.4%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	42,455	411,811
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	61,549	793,364
BMO LGM Frontier Markets Equity Fund - Institutional Class (1)	21,050	182,923
BMO Pyrford International Stock Fund - Institutional Class (1)	83,076	992,757
DFA International Small Company Portfolio - Institutional Class	10,876	192,496
Dodge & Cox International Stock Fund - Retail Class	29,003	1,044,705
Harbor International Fund - Institutional Class	17,157	1,038,488
MFS International Value Fund - Institutional Class	11,153	415,126

Total International Funds		5,071,670

Fixed Income Funds - 3.0%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	3,450	31,705
BMO TCH Core Plus Bond Fund - Institutional Class (1)	18,118	208,172
Federated Institutional High-Yield Bond Fund - Institutional Class	5,090	48,402
Metropolitan West Total Return Bond Fund - Institutional Class	14,581	158,059
TCW Emerging Markets Income Fund - Institutional Class	4,206	33,088

Total Fixed Income Funds		479,426

Alternative Funds - 5.5%
BMO Alternative Strategies Fund - Institutional Class (1)	39,420	398,934
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	49,379	241,956
Vanguard REIT Index Fund - Institutional Class	13,095	240,420

Total Alternative Funds		881,310

Total Mutual Funds (identified cost $16,489,998)		15,845,682

Short-Term Investments - 1.5%

Mutual Funds - 1.5%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	247,612	247,612

Total Short-Term Investments (identified cost $247,612)		247,612

Total Investments - 99.7% (identified cost $16,737,610)	16,093,294
Other Assets and Liabilities - 0.3%	51,428

Total Net Assets - 100.0%	$16,144,722

2050 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.7%

Large-Cap Funds - 41.0%
BMO Dividend Income Fund - Institutional Class (1)	49,219	$612,780
BMO Large-Cap Value Fund - Institutional Class (1)	199,301	2,758,331
BMO Low Volatility Equity Fund - Institutional Class (1)	130,679	1,753,716
Harbor Capital Appreciation Fund - Institutional Class	52,316	3,064,667
T Rowe Price Growth Stock Fund - Institutional Class	59,229	3,065,119
Vanguard Equity Income Fund - Institutional Class	14,705	958,644
Vanguard Institutional Index Fund - Institutional Class	30,012	5,768,968

Total Large-Cap Funds		17,982,225

Mid-Cap Funds - 11.7%
BMO Mid-Cap Growth Fund - Institutional Class (1)	97,391	1,577,737
BMO Mid-Cap Value Fund - Institutional Class (1)	115,505	1,578,958
Vanguard Mid-Cap Index Fund - Institutional Class	58,032	1,970,200

Total Mid-Cap Funds		5,126,895

Small-Cap Funds - 5.6%
BMO Small-Cap Growth Fund - Institutional Class (1)	78,749	1,236,363
Goldman Sachs Small Cap Value Fund - Institutional Class	23,432	1,228,521

Total Small-Cap Funds		2,464,884

International Funds - 31.5%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	116,907	1,133,997
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	167,216	2,155,411
BMO LGM Frontier Markets Equity Fund - Institutional Class (1)	55,960	486,293
BMO Pyrford International Stock Fund - Institutional Class (1)	226,396	2,705,431
DFA International Small Company Portfolio - Institutional Class	29,708	525,826
Dodge & Cox International Stock Fund - Retail Class	79,474	2,862,654
Harbor International Fund - Institutional Class	46,761	2,830,448
MFS International Value Fund - Institutional Class	30,550	1,137,072

Total International Funds		13,837,132

Fixed Income Funds - 3.5%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	9,336	85,799
BMO TCH Core Plus Bond Fund - Institutional Class (1)	56,611	650,457
Federated Institutional High-Yield Bond Fund - Institutional Class	9,155	87,068
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	18,467	173,221
Metropolitan West Total Return Bond Fund - Institutional Class	39,902	432,543
TCW Emerging Markets Income Fund - Institutional Class	10,968	86,284

Total Fixed Income Funds		1,515,372

Alternative Funds - 5.4%
BMO Alternative Strategies Fund - Institutional Class (1)	105,905	1,071,757
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	134,148	657,323
Vanguard REIT Index Fund - Institutional Class	35,585	653,336

Total Alternative Funds		2,382,416

Total Mutual Funds (identified cost $36,961,943)		43,308,924

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	501,980	501,980

Total Short-Term Investments (identified cost $501,980)		501,980

Total Investments - 99.9% (identified cost $37,463,923)	43,810,904
Other Assets and Liabilities - 0.1%	58,588

Total Net Assets - 100.0%	$43,869,492

2055 Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.4%

Large-Cap Funds - 40.7%
BMO Dividend Income Fund - Institutional Class (1)	7,479	$93,111
BMO Large-Cap Value Fund - Institutional Class (1)	30,276	419,025
BMO Low Volatility Equity Fund - Institutional Class (1)	19,867	266,610
Harbor Capital Appreciation Fund - Institutional Class	7,948	465,622
T Rowe Price Growth Stock Fund - Institutional Class	9,011	466,308
Vanguard Equity Income Fund - Institutional Class	2,238	145,911
Vanguard Institutional Index Fund - Institutional Class	4,566	877,631

Total Large-Cap Funds		2,734,218

Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund - Institutional Class (1)	14,833	240,296
BMO Mid-Cap Value Fund - Institutional Class (1)	17,585	240,391
Vanguard Mid-Cap Index Fund - Institutional Class	8,842	300,182

Total Mid-Cap Funds		780,869

Small-Cap Funds - 5.6%
BMO Small-Cap Growth Fund - Institutional Class (1)	11,999	188,387
Goldman Sachs Small Cap Value Fund - Institutional Class	3,563	186,824

Total Small-Cap Funds		375,211

International Funds - 31.2%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	17,815	172,809
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	25,401	327,421
BMO LGM Frontier Markets Equity Fund - Institutional Class (1)	7,861	68,309
BMO Pyrford International Stock Fund - Institutional Class (1)	34,423	411,350
DFA International Small Company Portfolio - Institutional Class	4,488	79,444
Dodge & Cox International Stock Fund - Retail Class	12,072	434,822
Harbor International Fund - Institutional Class	7,119	430,911
MFS International Value Fund - Institutional Class	4,645	172,887

Total International Funds		2,097,953

Fixed Income Funds - 2.9%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	1,432	13,156
BMO TCH Core Plus Bond Fund - Institutional Class (1)	6,946	79,815
Federated Institutional High-Yield Bond Fund - Institutional Class	1,385	13,169
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	2,802	26,287
Metropolitan West Total Return Bond Fund - Institutional Class	4,849	52,566
TCW Emerging Markets Income Fund - Institutional Class	1,666	13,107

Total Fixed Income Funds		198,100

Alternative Funds - 5.4%
BMO Alternative Strategies Fund - Institutional Class (1)	16,431	166,282
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	20,374	99,834
Vanguard REIT Index Fund - Institutional Class	5,404	99,226

Total Alternative Funds		365,342

Total Mutual Funds (identified cost $6,678,280)		6,551,693

Short-Term Investments - 1.6%

Mutual Funds - 1.6%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	106,352	106,352

Total Short-Term Investments (identified cost $106,352)		106,352

Total Investments - 99.0% (identified cost $6,784,632)	6,658,045
Other Assets and Liabilities - 1.0%	66,571

Total Net Assets - 100.0%	$6,724,616

Conservative Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.5%

Large-Cap Funds - 9.3%
BMO Dividend Income Fund - Institutional Class (1)	72,405	$901,440
BMO Large-Cap Growth Fund - Institutional Class (1)	110,727	1,640,979
BMO Large-Cap Value Fund - Institutional Class (1)	118,899	1,645,558
BMO Low Volatility Equity Fund - Institutional Class (1)	77,602	1,041,419
Dodge & Cox Stock Fund - Retail Class	7,353	1,207,116
Harbor Capital Appreciation Fund - Institutional Class	28,206	1,652,284
T Rowe Price Growth Stock Fund - Institutional Class	29,431	1,523,080
Vanguard Institutional Index Fund - Institutional Class	18,656	3,586,021

Total Large-Cap Funds		13,197,897

Mid-Cap Funds - 2.5%
BMO Mid-Cap Growth Fund - Institutional Class (1)	72,608	1,176,257
BMO Mid-Cap Value Fund - Institutional Class (1)	86,098	1,176,963
Vanguard Mid-Cap Index Fund - Institutional Class	37,159	1,261,545

Total Mid-Cap Funds		3,614,765

Small-Cap Funds - 1.7%
BMO Small-Cap Growth Fund - Institutional Class (1)	75,537	1,185,936
BMO Small-Cap Value Fund - Institutional Class (1)	24,522	315,838
Goldman Sachs Small Cap Value Fund - Institutional Class	16,715	876,381

Total Small-Cap Funds		2,378,155

International Funds - 7.1%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	182,170	1,767,049
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	104,640	1,348,810
BMO Pyrford International Stock Fund - Institutional Class (1)	149,870	1,790,944
Dodge & Cox International Stock Fund - Retail Class	49,813	1,794,255
Harbor International Fund - Institutional Class	29,487	1,784,854
MFS International Value Fund - Institutional Class	43,793	1,629,960

Total International Funds		10,115,872

Fixed Income Funds - 67.7%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	419,555	3,855,712
BMO TCH Core Plus Bond Fund - Institutional Class (1) (3)	3,964,771	45,555,215
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	546,369	5,124,937
Metropolitan West Total Return Bond Fund - Institutional Class	2,952,147	32,001,271
PIMCO Unconstrained Bond Fund - Institutional Class	961,888	9,965,155

Total Fixed Income Funds		96,502,290

Alternative Funds - 10.2%
BMO Alternative Strategies Fund - Institutional Class (1)	1,125,583	11,390,901
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	342,832	1,679,878
Vanguard REIT Index Fund - Institutional Class	77,979	1,431,701

Total Alternative Funds		14,502,480

Total Mutual Funds (identified cost $132,192,805)		140,311,459

Short-Term Investments - 1.5%

Mutual Funds - 1.5%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	2,163,205	2,163,205

Total Short-Term Investments (identified cost $2,163,205)		2,163,205

Total Investments - 100.0% (identified cost $134,356,010)	142,474,664
Other Assets and Liabilities - 0.0%	(30,017)

Total Net Assets - 100.0%	$142,444,647

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.6%

Large-Cap Funds - 18.5%
BMO Dividend Income Fund - Institutional Class (1)	143,191	$1,782,725
BMO Large-Cap Growth Fund - Institutional Class (1)	218,136	3,232,768
BMO Large-Cap Value Fund - Institutional Class (1)	234,195	3,241,255
BMO Low Volatility Equity Fund - Institutional Class (1)	154,739	2,076,603
Dodge & Cox Stock Fund - Retail Class	14,301	2,347,699
Harbor Capital Appreciation Fund - Institutional Class	55,150	3,230,709
T Rowe Price Growth Stock Fund - Institutional Class	57,156	2,957,801
Vanguard Institutional Index Fund - Institutional Class	37,232	7,156,662

Total Large-Cap Funds		26,026,222

Mid-Cap Funds - 5.0%
BMO Mid-Cap Growth Fund - Institutional Class (1)	141,713	2,295,746
BMO Mid-Cap Value Fund - Institutional Class (1)	169,956	2,323,298
Vanguard Mid-Cap Index Fund - Institutional Class	72,946	2,476,515

Total Mid-Cap Funds		7,095,559

Small-Cap Funds - 3.3%
BMO Small-Cap Growth Fund - Institutional Class (1)	146,890	2,306,176
BMO Small-Cap Value Fund - Institutional Class (1)	46,223	595,353
Goldman Sachs Small Cap Value Fund - Institutional Class	32,551	1,706,669

Total Small-Cap Funds		4,608,198

International Funds - 14.3%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	368,911	3,578,436
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	204,630	2,637,686
BMO Pyrford International Stock Fund - Institutional Class (1)	294,585	3,520,290
Dodge & Cox International Stock Fund - Retail Class	98,601	3,551,622
Harbor International Fund - Institutional Class	57,823	3,500,051
MFS International Value Fund - Institutional Class	86,740	3,228,459

Total International Funds		20,016,544

Fixed Income Funds - 47.2%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	288,998	2,655,890
BMO TCH Core Plus Bond Fund - Institutional Class (1)	2,642,927	30,367,237
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	369,490	3,465,819
Metropolitan West Total Return Bond Fund - Institutional Class	2,102,998	22,796,497
PIMCO Unconstrained Bond Fund - Institutional Class	666,937	6,909,469

Total Fixed Income Funds		66,194,912

Alternative Funds - 10.3%
BMO Alternative Strategies Fund - Institutional Class (1)	1,047,770	10,603,434
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	422,071	2,068,149
Vanguard REIT Index Fund - Institutional Class	99,151	1,820,414

Total Alternative Funds		14,491,997

Total Mutual Funds (identified cost $124,074,812)		138,433,432

Short-Term Investments - 1.8%

Mutual Funds - 1.8%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	2,480,888	2,480,888

Total Short-Term Investments (identified cost $2,480,888)		2,480,888

Total Investments - 100.4% (identified cost $126,555,700)	140,914,320
Other Assets and Liabilities - (0.4)%	(565,455)

Total Net Assets - 100.0%	$140,348,865

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.6%

Large-Cap Funds - 27.9%
BMO Dividend Income Fund - Institutional Class (1)	743,815	$9,260,492
BMO Large-Cap Growth Fund - Institutional Class (1)	1,147,425	17,004,842
BMO Large-Cap Value Fund - Institutional Class (1)	1,228,172	16,997,905
BMO Low Volatility Equity Fund - Institutional Class (1)	808,467	10,849,631
Dodge & Cox Stock Fund - Retail Class	75,632	12,415,750
Harbor Capital Appreciation Fund - Institutional Class	289,688	16,969,914
T Rowe Price Growth Stock Fund - Institutional Class	299,069	15,476,833
Vanguard Institutional Index Fund - Institutional Class	196,041	37,682,984

Total Large-Cap Funds		136,658,351

Mid-Cap Funds - 7.6%
BMO Mid-Cap Growth Fund - Institutional Class (1)	743,845	12,050,283
BMO Mid-Cap Value Fund - Institutional Class (1)	880,375	12,034,729
Vanguard Mid-Cap Index Fund - Institutional Class	382,343	12,980,555

Total Mid-Cap Funds		37,065,567

Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	776,787	12,195,552
BMO Small-Cap Value Fund - Institutional Class (1)	242,389	3,121,966
Goldman Sachs Small Cap Value Fund - Institutional Class	171,938	9,014,700

Total Small-Cap Funds		24,332,218

International Funds - 21.4%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	1,924,664	18,669,243
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	1,069,870	13,790,628
BMO Pyrford International Stock Fund - Institutional Class (1)	1,540,192	18,405,298
Dodge & Cox International Stock Fund - Retail Class	513,274	18,488,118
Harbor International Fund - Institutional Class	303,845	18,391,750
MFS International Value Fund - Institutional Class	452,479	16,841,267

Total International Funds		104,586,304

Fixed Income Funds - 26.5%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	597,465	5,490,703
BMO TCH Core Plus Bond Fund - Institutional Class (1)	5,119,926	58,827,949
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	731,703	6,863,378
Metropolitan West Total Return Bond Fund - Institutional Class	4,066,482	44,080,670
PIMCO Unconstrained Bond Fund - Institutional Class	1,419,618	14,707,240

Total Fixed Income Funds		129,969,940

Alternative Funds - 10.2%
BMO Alternative Strategies Fund - Institutional Class (1)	3,386,351	34,269,873
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	1,700,751	8,333,680
Vanguard REIT Index Fund - Institutional Class	402,688	7,393,348

Total Alternative Funds		49,996,901

Total Mutual Funds (identified cost $395,780,139)		482,609,281

Short-Term Investments - 1.8%

Mutual Funds - 1.8%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	8,740,331	8,740,331

Total Short-Term Investments (identified cost $8,740,331)		8,740,331

Total Investments - 100.4% (identified cost $404,520,470)	491,349,612
Other Assets and Liabilities - (0.4)%	(2,007,267)

Total Net Assets - 100.0%	$489,342,345

Growth Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.5%

Large-Cap Funds - 37.1%
BMO Dividend Income Fund - Institutional Class (1)	295,392	$3,677,636
BMO Large-Cap Growth Fund - Institutional Class (1)	453,881	6,726,514
BMO Large-Cap Value Fund - Institutional Class (1)	483,059	6,685,532
BMO Low Volatility Equity Fund - Institutional Class (1)	318,510	4,274,410
Dodge & Cox Stock Fund - Retail Class	29,796	4,891,347
Harbor Capital Appreciation Fund - Institutional Class	114,739	6,721,394
T Rowe Price Growth Stock Fund - Institutional Class	117,598	6,085,675
Vanguard Institutional Index Fund - Institutional Class	77,396	14,877,021

Total Large-Cap Funds		53,939,529

Mid-Cap Funds - 10.2%
BMO Mid-Cap Growth Fund - Institutional Class (1)	298,993	4,843,693
BMO Mid-Cap Value Fund - Institutional Class (1)	350,723	4,794,387
Vanguard Mid-Cap Index Fund - Institutional Class	152,094	5,163,585

Total Mid-Cap Funds		14,801,665

Small-Cap Funds - 6.6%
BMO Small-Cap Growth Fund - Institutional Class (1)	304,921	4,787,255
BMO Small-Cap Value Fund - Institutional Class (1)	95,365	1,228,297
Goldman Sachs Small Cap Value Fund - Institutional Class	68,371	3,584,711

Total Small-Cap Funds		9,600,263

International Funds - 28.4%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	761,818	7,389,631
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	421,067	5,427,548
BMO Pyrford International Stock Fund - Institutional Class (1)	605,905	7,240,565
Dodge & Cox International Stock Fund - Retail Class	202,666	7,300,025
Harbor International Fund - Institutional Class	119,261	7,218,896
MFS International Value Fund - Institutional Class	178,713	6,651,692

Total International Funds		41,228,357

Fixed Income Funds - 6.0%
BMO Monegy High Yield Bond Fund - Institutional Class (1)	50,671	465,666
BMO TCH Core Plus Bond Fund - Institutional Class (1)	288,625	3,316,306
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	70,773	663,851
Metropolitan West Total Return Bond Fund - Institutional Class	262,098	2,841,146
PIMCO Unconstrained Bond Fund - Institutional Class	137,516	1,424,667

Total Fixed Income Funds		8,711,636

Alternative Funds - 10.2%
BMO Alternative Strategies Fund - Institutional Class (1)	938,328	9,495,879
Credit Suisse Commodity Return Strategy Fund - Institutional Class (2)	577,913	2,831,773
Vanguard REIT Index Fund - Institutional Class	132,063	2,424,681

Total Alternative Funds		14,752,333

Total Mutual Funds (identified cost $115,058,839)		143,033,783

Short-Term Investments - 1.7%

Mutual Funds - 1.7%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	2,495,649	2,495,649

Total Short-Term Investments (identified cost $2,495,649)		2,495,649

Total Investments - 100.2% (identified cost $117,554,488)	145,529,432
Other Assets and Liabilities - (0.2)%	(247,980)

Total Net Assets - 100.0%	$145,281,452

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS -

As of May 31, 2016

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.7%

Large-Cap Funds - 44.6%
BMO Dividend Income Fund - Institutional Class (1)	556,137	$6,923,910
BMO Large-Cap Growth Fund - Institutional Class (1)	856,840	12,698,365
BMO Large-Cap Value Fund - Institutional Class (1)	914,607	12,658,156
BMO Low Volatility Equity Fund - Institutional Class (1)	600,742	8,061,957
Dodge & Cox Stock Fund - Retail Class	56,961	9,350,655
Harbor Capital Appreciation Fund - Institutional Class	217,991	12,769,925
T Rowe Price Growth Stock Fund - Institutional Class	222,970	11,538,714
Vanguard Institutional Index Fund - Institutional Class	146,617	28,182,760

Total Large-Cap Funds		102,184,442

Mid-Cap Funds - 12.1%
BMO Mid-Cap Growth Fund - Institutional Class (1)	556,882	9,021,494
BMO Mid-Cap Value Fund - Institutional Class (1)	661,746	9,046,068
Vanguard Mid-Cap Index Fund - Institutional Class	287,273	9,752,909

Total Mid-Cap Funds		27,820,471

Small-Cap Funds - 8.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	587,348	9,221,357
BMO Small-Cap Value Fund - Institutional Class (1)	183,174	2,359,276
Goldman Sachs Small Cap Value Fund - Institutional Class	128,823	6,754,176

Total Small-Cap Funds		18,334,809

International Funds - 34.0%
BMO Disciplined International Equity Fund - Institutional Class (1) (2)	1,439,408	13,962,258
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	803,385	10,355,637
BMO Pyrford International Stock Fund - Institutional Class (1)	1,143,427	13,663,952
Dodge & Cox International Stock Fund - Retail Class	380,329	13,699,444
Harbor International Fund - Institutional Class	226,876	13,732,828
MFS International Value Fund - Institutional Class	336,973	12,542,147

Total International Funds		77,956,266

Total Mutual Funds (identified cost $164,968,043)		226,295,988

Short-Term Investments - 2.0%

Mutual Funds - 2.0%
BMO Prime Money Market Fund - Premier Class, 0.290% (1)	4,682,187	4,682,187

Total Short-Term Investments (identified cost $4,682,187)		4,682,187

Total Investments - 100.7% (identified cost $169,650,230)		230,978,175
Other Assets and Liabilities - (0.7)%		(1,701,080)

Total Net Assets - 100.0%		$229,277,095

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 31, 2016.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 4, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedules of Investments.

(2)	Non-income producing.

(3)	Holding is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://www.sec.gov.

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of May 31, 2016, the Corporation consisted of 43 portfolios. As of May 31, 2016, this Notes to Schedules of Investments of the quarterly report includes 10 target retirement and 5 target risk diversified portfolios (individually referred to as the “Fund,” or collectively as the “Funds”), each with Investor, Institutional, Retirement R-3 and Retirement R-6 classes of shares. As of May 31, 2016, the Corporation also consisted of 28 other portfolios whose Notes to Schedules of Investments is disclosed separately within the quarterly report. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund*	August 30, 2013	The investment objective of each Target Retirement Fund is to achieve growth, income, and conservation of capital to varying degrees depending on its proximity to its target date. As the Fund passes its target date, the Fund will reduce its emphasis on growth and increase its emphasis on income and preservation of capital.
2015 Fund	December 27, 2013
2020 Fund	August 30, 2013
2025 Fund	December 27, 2013
2030 Fund	August 30, 2013
2035 Fund	December 27, 2013
2040 Fund	August 30, 2013
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

*	Name change effective December 15, 2015. Prior to December 15, 2015, the Fund was known as the BMO Target Retirement 2010 Fund.

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2. Federal Tax Information

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, derivatives, foreign currency, and the discount accretion/premium amortization of debt securities.

The identified cost for tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at May 31, 2016 are as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized (Depreciation) for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation) for Federal Tax Purposes
In-Retirement Fund	$18,140,220	$2,601,685	$(415,098)	$2,186,587
2015 Fund	4,645,595	40,705	(180,171)	(139,466)
2020 Fund	76,903,013	16,174,357	(1,756,306)	14,418,051
2025 Fund	31,873,955	249,445	(1,766,064)	(1,516,619)
2030 Fund	84,819,183	18,022,173	(2,516,280)	15,505,893
2035 Fund	32,160,687	245,044	(1,850,475)	(1,605,431)
2040 Fund	53,302,079	13,357,053	(1,421,838)	11,935,215
2045 Fund	16,972,956	130,662	(1,010,324)	(879,662)
2050 Fund	38,217,203	7,067,546	(1,473,845)	5,593,701
2055 Fund	6,891,936	126,471	(360,362)	(233,891)
Conservative Allocation Fund	135,014,698	10,792,271	(3,332,305)	7,459,966
Moderate Allocation Fund	127,542,074	16,876,553	(3,504,307)	13,372,246
Balanced Allocation Fund	407,975,315	94,926,497	(11,552,200)	83,374,297
Growth Allocation Fund	118,745,547	31,256,839	(4,472,954)	26,783,885
Aggressive Allocation Fund	171,053,061	63,435,770	(3,510,656)	59,925,114

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations— Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the respective Fund or the financial statements presented.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The Funds have adopted Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) which amends Fair Value Measurement to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. Enhanced disclosure is required to detail any transfers into and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. The Funds did not hold any Level 2 or Level 3 securities as of May 31, 2016.

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Funds’ assets:

In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$20,071,518	$—	$—	$20,071,518
Short-Term Investments	255,289	—	—	255,289

Total	$20,326,807	$—	$—	$20,326,807

2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,435,499	$—	$—	$4,435,499
Short-Term Investments	70,630	—	—	70,630

Total	$4,506,129	$—	$—	$4,506,129

2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$90,276,786	$—	$—	$90,276,786
Short-Term Investments	1,044,278	—	—	1,044,278

Total	$91,321,064	$—	$—	$91,321,064

2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$29,898,914	$—	$—	$29,898,914
Short-Term Investments	458,422	—	—	458,422

Total	$30,357,336	$—	$—	$30,357,336

2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$99,291,460	$—	$—	$99,291,460
Short-Term Investments	1,033,616	—	—	1,033,616

Total	$100,325,076	$—	$—	$100,325,076

2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$30,072,998	$—	$—	$30,072,998
Short-Term Investments	482,258	—	—	482,258

Total	$30,555,256	$—	$—	$30,555,256

2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$64,688,219	$—	$—	$64,688,219
Short-Term Investments	549,075	—	—	549,075

Total	$65,237,294	$—	$—	$65,237,294

2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$15,845,682	$—	$—	$15,845,682
Short-Term Investments	247,612	—	—	247,612

Total	$16,093,294	$—	$—	$16,093,294

2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$43,308,924	$—	$—	$43,308,924
Short-Term Investments	501,980	—	—	501,980

Total	$43,810,904	$—	$—	$43,810,904

2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,551,693	$—	$—	$6,551,693
Short-Term Investments	106,352	—	—	106,352

Total	$6,658,045	$—	$—	$6,658,045

Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$140,311,459	$—	$—	$140,311,459
Short-Term Investments	2,163,205	—	—	2,163,205

Total	$142,474,664	$—	$—	$142,474,664

Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$138,433,432	$—	$—	$138,433,432
Short-Term Investments	2,480,888	—	—	2,480,888

Total	$140,914,320	$—	$—	$140,914,320

Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$482,609,281	$—	$—	$482,609,281
Short-Term Investments	8,740,331	—	—	8,740,331

Total	$491,349,612	$—	$—	$491,349,612

Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$143,033,783	$—	$—	$143,033,783
Short-Term Investments	2,495,649	—	—	2,495,649

Total	$145,529,432	$—	$—	$145,529,432

Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$226,295,988	$—	$—	$226,295,988
Short-Term Investments	4,682,187	—	—	4,682,187

Total	$230,978,175	$—	$—	$230,978,175

4. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of a least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 31, 2016.

Fund/Security Description	Value Beginning of Period	Purchases	Sales Proceeds	Value End of Period	Dividends Credited to Income	Net Realized Gain(Loss)
In-Retirement Fund
BMO Low Volatility Equity Fund	$559,319	$85,087	$156,995	$509,868	$5,812	$16,042
BMO Dividend Income Fund	532,321	60,125	201,849	388,265	8,268	56,309
BMO Large-Cap Value Fund	672,975	143,450	191,406	571,041	8,488	67,115
BMO Mid-Cap Value Fund	351,756	69,134	145,873	244,729	3,259	64,803
BMO Mid-Cap Growth Fund	303,635	43,523	172,407	123,359	—	91,050
BMO Small-Cap Growth Fund	164,171	23,238	65,599	103,973	—	34,123
BMO Disciplined International Equity Fund	—	441,427	42,488	407,178	—	(1,119)
BMO Pyrford International Stock Fund	696,510	83,227	220,971	568,940	14,292	22,945
BMO LGM Emerging Markets Equity Fund	427,272	30,181	197,506	266,224	4,383	(29,884)
BMO Alternative Strategies Fund	—	1,439,463	206,848	1,206,514	1,049	7,627
BMO TCH Core Plus Bond Fund	5,653,389	479,269	2,364,619	3,762,124	109,969	(95,618)
BMO Monegy High Yield Bond Fund	367,353	36,039	88,067	306,403	13,341	(9,188)
BMO Prime Money Market Fund	366,785	6,829,046	6,940,542	255,289	431	—
BMO LGM Frontier Markets Equity Fund	112,594	1,754	—	116,701	1,754	—

Totals	$10,208,080	$9,764,963	$10,995,170	$8,830,608	$171,046	$224,205

2015 Fund
BMO Low Volatility Equity Fund	$149,930	$56,628	$55,714	$158,816	$1,585	$1,535
BMO Dividend Income Fund	118,893	23,393	56,014	85,565	1,832	33
BMO Large-Cap Value Fund	201,412	62,905	74,177	172,967	2,554	8,615
BMO Mid-Cap Value Fund	124,576	27,842	52,043	91,533	1,065	1,836
BMO Mid-Cap Growth Fund	108,046	22,137	67,270	45,119	—	(5,094)
BMO Small-Cap Growth Fund	67,851	12,150	36,519	35,184	—	(3,663)
BMO Disciplined International Equity Fund	—	139,248	14,822	127,556	—	(826)
BMO Pyrford International Stock Fund	196,526	42,068	77,332	162,061	4,258	(7,150)
BMO LGM Emerging Markets Equity Fund	133,737	27,507	77,815	86,201	1,335	(11,373)
BMO Alternative Strategies Fund	—	309,682	57,505	246,008	225	480
BMO TCH Core Plus Bond Fund	977,259	165,969	446,340	693,526	19,603	(23,105)
BMO Monegy High Yield Bond Fund	59,146	6,223	17,046	46,576	2,108	(2,069)
BMO Prime Money Market Fund	78,523	1,861,660	1,869,553	70,630	109	—
BMO LGM Frontier Markets Equity Fund	28,865	450	—	29,918	450	—

Totals	$2,244,764	$2,757,862	$2,902,150	$2,051,660	$35,124	$(40,781)

2020 Fund
BMO Low Volatility Equity Fund	$3,204,039	$149,307	$379,521	$3,104,959	$33,310	$85,854
BMO Dividend Income Fund	2,140,209	184,932	672,906	1,643,629	34,500	215,249
BMO Large-Cap Value Fund	4,341,166	725,822	695,168	4,016,257	55,923	374,650
BMO Mid-Cap Value Fund	2,735,058	360,671	512,675	2,381,222	27,779	271,141
BMO Mid-Cap Growth Fund	2,525,223	614,635	573,531	2,114,105	—	277,753
BMO Small-Cap Growth Fund	1,701,108	392,887	590,711	1,297,113	—	130,635
BMO Disciplined International Equity Fund	—	2,038,500	—	2,027,527	—	—
BMO Pyrford International Stock Fund	4,265,286	346,706	1,003,949	3,636,485	96,570	(35,910)
BMO LGM Emerging Markets Equity Fund	3,249,594	197,436	682,133	2,941,944	32,598	(67,944)
BMO Alternative Strategies Fund	—	4,831,474	260,654	4,482,715	3,715	35,068
BMO TCH Core Plus Bond Fund	14,372,788	2,010,782	5,469,960	10,941,946	290,927	(201,601)
BMO Monegy High Yield Bond Fund	887,984	54,977	106,910	814,493	33,754	(10,555)
BMO Prime Money Market Fund	965,999	17,318,720	17,240,441	1,044,278	1,317	—
BMO LGM Frontier Markets Equity Fund	645,853	10,059	—	669,414	10,059	—

Totals	$41,034,307	$29,236,908	$28,188,559	$41,116,087	$620,452	$1,074,340

2025 Fund
BMO Low Volatility Equity Fund	$883,175	$50,030	$95,448	$875,663	$9,289	$18,091
BMO Dividend Income Fund	503,822	30,745	136,671	395,557	7,818	11,868
BMO Large-Cap Value Fund	1,480,397	243,535	101,364	1,492,581	19,912	135,313
BMO Mid-Cap Value Fund	982,075	140,977	157,201	893,827	10,103	57,574
BMO Mid-Cap Growth Fund	914,450	224,658	89,964	865,307	—	99,109
BMO Small-Cap Growth Fund	718,213	178,272	187,090	618,248	—	(10,741)
BMO Disciplined International Equity Fund	—	803,782	—	805,360	—	—
BMO Pyrford International Stock Fund	1,482,521	89,175	187,231	1,397,502	34,174	(29,336)
BMO LGM Emerging Markets Equity Fund	1,188,403	113,516	258,392	1,101,844	13,320	(46,717)
BMO Alternative Strategies Fund	—	1,427,815	74,767	1,328,104	1,062	9,678
BMO TCH Core Plus Bond Fund	3,307,937	518,106	1,197,502	2,640,543	68,042	(51,333)
BMO Monegy High Yield Bond Fund	211,364	13,045	11,062	208,474	8,603	(1,428)
BMO Prime Money Market Fund	440,254	4,252,247	4,234,079	458,422	652	—
BMO LGM Frontier Markets Equity Fund	213,270	13,450	—	231,454	3,322	—

Totals	$12,325,881	$8,099,353	$6,730,771	$13,312,886	$176,297	$192,078

2030 Fund
BMO Low Volatility Equity Fund	$3,386,413	$284,385	$503,911	$3,307,720	$34,998	$95,811
BMO Dividend Income Fund	1,847,849	149,855	594,164	1,387,494	28,703	183,978
BMO Large-Cap Value Fund	5,635,981	1,189,325	823,982	5,515,698	73,696	477,390
BMO Mid-Cap Value Fund	3,671,221	583,100	761,540	3,226,524	36,202	251,397
BMO Mid-Cap Growth Fund	3,347,520	907,558	347,555	3,222,222	—	388,912
BMO Small-Cap Growth Fund	2,585,923	977,623	644,082	2,543,211	—	106,184
BMO Disciplined International Equity Fund	—	2,858,413	—	2,859,044	—	—
BMO Pyrford International Stock Fund	5,316,729	732,765	992,915	5,102,150	125,334	(91,992)
BMO LGM Emerging Markets Equity Fund	4,346,997	473,271	987,636	4,036,086	48,285	(158,809)
BMO Alternative Strategies Fund	—	4,135,242	191,832	3,870,953	3,117	30,162
BMO TCH Core Plus Bond Fund	8,126,493	1,250,709	3,295,918	6,106,495	159,385	(108,865)
BMO Monegy High Yield Bond Fund	513,438	17,563	131,380	388,708	16,986	(11,015)
BMO Prime Money Market Fund	1,040,488	18,304,916	18,311,788	1,033,616	1,427	—
BMO LGM Frontier Markets Equity Fund	1,011,963	15,762	—	1,048,879	15,761	—

Totals	$40,831,015	$31,880,487	$27,586,703	$43,648,800	$543,894	$1,163,153

2035 Fund
BMO Low Volatility Equity Fund	$1,068,005	$123,268	$138,636	$1,099,377	$11,381	$24,652
BMO Dividend Income Fund	608,260	49,692	195,198	458,834	8,949	7,855
BMO Large-Cap Value Fund	1,814,616	334,069	189,320	1,805,206	23,689	161,721
BMO Mid-Cap Value Fund	1,168,573	211,962	189,148	1,103,576	12,237	77,431
BMO Mid-Cap Growth Fund	1,108,128	307,843	124,473	1,069,229	—	127,746
BMO Small-Cap Growth Fund	828,294	311,316	187,012	834,456	—	16,140
BMO Disciplined International Equity Fund	—	982,755	8,025	978,350	—	49
BMO Pyrford International Stock Fund	1,729,373	193,947	239,662	1,702,469	39,899	(27,966)
BMO LGM Emerging Markets Equity Fund	1,399,299	179,794	323,305	1,321,933	15,890	(46,408)
BMO Alternative Strategies Fund	—	933,774	10,787	907,440	693	8,208
BMO TCH Core Plus Bond Fund	1,357,800	178,057	502,718	1,038,056	26,553	(16,607)
BMO Monegy High Yield Bond Fund	91,929	5,351	3,569	91,647	3,665	(351)
BMO Prime Money Market Fund	443,036	5,206,192	5,166,970	482,258	654	—
BMO LGM Frontier Markets Equity Fund	266,658	4,154	—	276,385	4,153	—

Totals	$11,883,971	$9,022,174	$7,278,823	$13,169,216	$147,763	$332,470

2040 Fund
BMO Low Volatility Equity Fund	$2,533,109	$362,138	$377,119	$2,621,490	$26,838	$66,841
BMO Dividend Income Fund	1,385,086	106,540	576,140	918,861	18,561	167,947
BMO Large-Cap Value Fund	4,304,237	771,072	596,991	4,117,858	54,071	380,004
BMO Mid-Cap Value Fund	2,712,893	422,390	583,180	2,361,855	26,278	196,671
BMO Mid-Cap Growth Fund	2,553,941	717,672	417,574	2,362,679	—	290,358
BMO Small-Cap Growth Fund	1,900,739	523,292	313,675	1,842,393	—	85,557
BMO Disciplined International Equity Fund	—	2,191,249	7,682	2,180,429	—	8
BMO Pyrford International Stock Fund	3,862,162	528,475	573,825	3,848,910	92,231	(60,038)
BMO LGM Emerging Markets Equity Fund	3,238,017	370,783	797,589	2,940,164	36,869	(151,249)
BMO Alternative Strategies Fund	—	1,782,737	151,220	1,601,542	1,276	9,779
BMO TCH Core Plus Bond Fund	1,525,740	270,671	954,499	845,355	23,863	(23,010)
BMO Monegy High Yield Bond Fund	129,433	5,203	1,908	129,789	5,203	(124)
BMO Prime Money Market Fund	669,469	10,750,153	10,870,547	549,075	931	—
BMO LGM Frontier Markets Equity Fund	798,461	12,436	—	827,588	12,436	—

Totals	$25,613,287	$18,814,811	$16,221,949	$27,147,988	$298,557	$962,744

2045 Fund
BMO Low Volatility Equity Fund	$600,150	$85,877	$68,408	$643,410	$6,581	$13,016
BMO Dividend Income Fund	329,663	33,575	138,160	225,545	4,627	2,716
BMO Large-Cap Value Fund	1,023,726	219,309	140,400	1,015,291	13,235	88,606
BMO Mid-Cap Value Fund	647,725	113,979	133,409	582,442	6,526	41,930
BMO Mid-Cap Growth Fund	613,255	196,958	109,706	579,419	—	61,251
BMO Small-Cap Growth Fund	452,711	167,395	98,551	455,821	—	8,673
BMO Disciplined International Equity Fund	—	416,265	—	411,811	—	—
BMO Pyrford International Stock Fund	932,013	144,031	96,357	992,757	22,343	(11,560)
BMO LGM Emerging Markets Equity Fund	768,577	131,530	148,354	793,364	8,875	(19,686)
BMO Alternative Strategies Fund	—	420,911	15,259	398,934	301	3,088
BMO TCH Core Plus Bond Fund	362,869	24,262	180,130	208,172	5,844	(4,876)
BMO Monegy High Yield Bond Fund	31,155	1,268	—	31,705	1,270	—
BMO Prime Money Market Fund	303,712	3,275,421	3,331,521	247,612	354	—
BMO LGM Frontier Markets Equity Fund	148,983	29,354	—	182,923	2,564	—

Totals	$6,214,539	$5,260,135	$4,460,255	$6,769,206	$72,520	$183,158

2050 Fund
BMO Low Volatility Equity Fund	$1,572,621	$293,911	$180,378	$1,753,716	$17,300	$39,214
BMO Dividend Income Fund	871,870	95,446	357,541	612,780	11,934	78,404
BMO Large-Cap Value Fund	2,701,317	639,682	357,484	2,758,331	34,820	229,586
BMO Mid-Cap Value Fund	1,708,869	319,919	334,544	1,578,958	16,957	122,611
BMO Mid-Cap Growth Fund	1,614,662	531,243	256,031	1,577,737	—	171,985
BMO Small-Cap Growth Fund	1,195,538	439,182	231,860	1,236,363	—	45,483
BMO Disciplined International Equity Fund	—	1,146,279	—	1,133,997	—	—
BMO Pyrford International Stock Fund	2,456,216	430,867	215,699	2,705,431	58,782	(28,164)
BMO LGM Emerging Markets Equity Fund	2,013,302	515,051	478,259	2,155,411	23,597	(83,824)
BMO Alternative Strategies Fund	—	1,109,650	19,853	1,071,757	807	9,281
BMO TCH Core Plus Bond Fund	923,822	193,314	469,722	650,457	16,666	(14,649)
BMO Monegy High Yield Bond Fund	81,506	11,152	4,931	85,799	3,289	(685)
BMO Prime Money Market Fund	636,169	8,529,792	8,663,981	501,980	660	—
BMO LGM Frontier Markets Equity Fund	469,178	7,307	—	486,293	7,308	—

Totals	$16,245,070	$14,262,795	$11,570,283	$18,309,010	$192,120	$569,242

2055 Fund
BMO Low Volatility Equity Fund	$176,097	$107,596	$28,204	$266,610	$2,217	$4,847
BMO Dividend Income Fund	96,842	37,816	42,080	93,111	1,587	1,384
BMO Large-Cap Value Fund	300,194	207,260	64,171	419,025	4,454	28,372
BMO Mid-Cap Value Fund	181,234	108,676	37,735	240,391	2,291	14,016
BMO Mid-Cap Growth Fund	188,404	138,188	50,903	240,296	—	18,993
BMO Small-Cap Growth Fund	133,359	97,902	25,844	188,387	—	4,192
BMO Disciplined International Equity Fund	—	179,526	6,701	172,809	—	(43)
BMO Pyrford International Stock Fund	273,743	169,199	40,191	411,350	7,410	(4,266)
BMO LGM Emerging Markets Equity Fund	225,398	119,888	36,750	327,421	2,972	(4,679)
BMO Alternative Strategies Fund	—	168,112	—	166,282	102	1,214
BMO TCH Core Plus Bond Fund	78,215	32,758	31,982	79,815	1,744	(1,063)
BMO Monegy High Yield Bond Fund	9,193	4,442	324	13,156	437	(40)
BMO Prime Money Market Fund	117,595	2,626,469	2,637,712	106,352	151	—
BMO LGM Frontier Markets Equity Fund	39,414	27,526	—	68,309	854	—

Totals	$1,819,688	$4,025,358	$3,002,597	$2,793,314	$24,219	$62,927

Conservative Allocation Fund
BMO Low Volatility Equity Fund	$1,084,588	$40,369	$129,331	$1,041,419	$11,316	$34,656
BMO Dividend Income Fund	1,082,398	71,833	245,305	901,440	17,981	70,285
BMO Large-Cap Value Fund	1,713,288	194,826	114,751	1,645,558	22,549	171,091
BMO Large-Cap Growth Fund	1,846,140	235,618	296,535	1,640,979	5,735	245,313
BMO Mid-Cap Value Fund	1,406,668	128,963	257,613	1,176,963	13,580	115,494
BMO Mid-Cap Growth Fund	1,235,616	359,716	158,398	1,176,257	—	132,812
BMO Small-Cap Value Fund	309,478	12,165	7,278	315,838	—	11,415
BMO Small-Cap Growth Fund	1,363,464	257,793	259,690	1,185,936	—	58,642
BMO Disciplined International Equity Fund	—	1,805,324	—	1,767,049	—	—
BMO Pyrford International Stock Fund	1,963,073	41,470	246,568	1,790,944	41,470	(12,863)
BMO LGM Emerging Markets Equity Fund	1,466,423	95,460	295,327	1,348,810	16,014	(42,297)
BMO Alternative Strategies Fund	7,189,800	4,629,766	140,810	13,390,901	9,025	103,077
BMO TCH Core Plus Bond Fund	50,478,391	1,939,856	7,020,628	45,555,215	1,177,060	(405,803)
BMO Monegy High Yield Bond Fund	3,980,152	170,162	204,369	3,855,712	157,494	(17,664)
BMO Prime Money Market Fund	1,647,374	11,411,416	10,895,585	2,163,205	2,973	—

Totals	$76,766,853	$21,394,737	$20,272,188	$78,956,226	$1,475,197	$464,158

Moderate Allocation Fund
BMO Low Volatility Equity Fund	$2,250,337	$166,442	$433,637	$2,076,603	$23,356	$56,824
BMO Dividend Income Fund	2,254,699	252,604	710,880	1,782,725	36,921	106,046
BMO Large-Cap Value Fund	3,531,882	675,426	668,596	3,241,255	47,450	270,294
BMO Large-Cap Growth Fund	3,851,869	758,921	1,089,345	3,232,768	11,790	473,066
BMO Mid-Cap Value Fund	2,932,626	504,767	925,684	2,323,298	28,391	174,413
BMO Mid-Cap Growth Fund	2,565,572	749,767	506,640	2,295,746	—	247,590
BMO Small-Cap Value Fund	617,194	82,479	110,728	595,353	—	14,681
BMO Small-Cap Growth Fund	2,802,097	782,672	912,293	2,306,176	—	22,807
BMO Disciplined International Equity Fund	—	4,028,616	376,403	3,578,436	—	(12,995)
BMO Pyrford International Stock Fund	4,107,820	201,222	852,392	3,520,290	87,547	(61,304)
BMO LGM Emerging Markets Equity Fund	3,025,977	209,535	761,886	2,637,686	32,663	(105,445)
BMO Alternative Strategies Fund	5,522,600	6,548,163	1,178,995	10,603,434	9,177	68,620
BMO TCH Core Plus Bond Fund	38,047,573	3,413,384	11,150,267	30,367,237	836,100	(562,914)
BMO Monegy High Yield Bond Fund	2,971,865	160,104	402,589	2,655,890	117,284	(43,087)
BMO Prime Money Market Fund	1,792,804	20,227,034	19,538,950	2,480,888	3,113	—

Totals	$76,274,915	$38,761,136	$39,619,285	$73,700,785	$1,233,792	$648,596

Balanced Allocation Fund
BMO Low Volatility Equity Fund	$11,684,285	$608,962	$1,936,013	$10,849,631	$120,762	$474,473
BMO Dividend Income Fund	11,665,936	905,547	3,208,359	9,260,492	191,030	844,530
BMO Large-Cap Value Fund	18,330,481	2,888,662	2,622,898	16,997,905	242,643	1,656,914
BMO Large-Cap Growth Fund	19,852,259	2,645,643	3,962,679	17,004,842	60,984	2,626,114
BMO Mid-Cap Value Fund	14,988,454	1,509,470	3,366,595	12,034,729	144,817	1,120,972
BMO Mid-Cap Growth Fund	13,252,263	2,603,194	969,154	12,050,283	—	1,522,583
BMO Small-Cap Value Fund	3,373,049	194,072	454,524	3,121,966	—	75,970
BMO Small-Cap Growth Fund	14,679,978	2,410,214	2,884,861	12,195,552	—	506,023
BMO Disciplined International Equity Fund	—	19,744,815	755,874	18,669,243	—	(40,637)
BMO Pyrford International Stock Fund	21,005,631	837,773	3,763,698	18,405,298	446,132	(265,287)
BMO LGM Emerging Markets Equity Fund	15,679,321	666,225	3,420,617	13,790,628	163,602	(439,564)
BMO Alternative Strategies Fund	17,714,000	20,121,302	2,708,986	34,269,873	28,538	281,562
BMO TCH Core Plus Bond Fund	73,392,349	4,993,467	19,763,293	58,827,949	1,580,329	(604,983)
BMO Monegy High Yield Bond Fund	5,905,033	393,718	661,049	5,490,703	231,673	(74,042)
BMO Prime Money Market Fund	6,132,819	65,122,053	62,514,541	8,740,331	12,236	—

Totals	$247,655,858	$125,645,117	$112,993,141	$251,709,425	$3,222,746	$7,684,628

Growth Allocation Fund
BMO Low Volatility Equity Fund	$4,629,963	$270,201	$808,433	$4,274,410	$46,996	$104,634
BMO Dividend Income Fund	4,593,963	425,834	1,299,916	3,677,636	74,465	168,965
BMO Large-Cap Value Fund	7,243,404	923,343	856,898	6,685,532	95,133	644,487
BMO Large-Cap Growth Fund	7,965,505	1,033,176	1,678,955	6,726,514	975,977	48,180
BMO Mid-Cap Value Fund	5,932,435	644,819	1,364,682	4,794,387	56,568	398,692
BMO Mid-Cap Growth Fund	5,191,593	1,224,143	491,550	4,843,693	—	599,050
BMO Small-Cap Value Fund	1,324,247	58,261	164,240	1,228,297	—	36,844
BMO Small-Cap Growth Fund	5,707,117	1,136,557	1,274,887	4,787,255	—	58,573
BMO Disciplined International Equity Fund	—	7,872,663	321,893	7,389,631	(952,224)	937,506
BMO Pyrford International Stock Fund	8,305,854	267,695	1,436,570	7,240,565	176,396	(135,283)
BMO LGM Emerging Markets Equity Fund	6,101,023	556,628	1,511,764	5,427,548	66,669	(260,936)
BMO Alternative Strategies Fund	3,751,200	6,654,619	670,528	9,495,879	7,969	65,859
BMO TCH Core Plus Bond Fund	6,305,288	289,018	3,292,353	3,316,306	99,395	(39,253)
BMO Monegy High Yield Bond Fund	496,931	26,093	44,767	465,666	19,627	(5,407)
BMO Prime Money Market Fund	1,633,049	19,653,182	18,790,582	2,495,649	3,489	—

Totals	$69,181,572	$41,036,232	$34,008,018	$72,848,968	$670,460	$2,621,911

Aggressive Allocation Fund
BMO Low Volatility Equity Fund	$8,820,381	$731,703	$1,829,551	$8,061,957	$89,742	$206,863
BMO Dividend Income Fund	8,805,913	690,862	2,483,337	6,923,910	140,249	254,246
BMO Large-Cap Value Fund	13,852,851	1,836,196	1,823,770	12,658,156	180,781	1,171,887
BMO Large-Cap Growth Fund	15,008,427	2,130,611	3,302,918	12,698,365	45,300	1,885,968
BMO Mid-Cap Value Fund	11,340,533	1,304,566	2,787,736	9,046,068	106,667	866,070
BMO Mid-Cap Growth Fund	10,000,148	2,333,368	1,244,942	9,021,494	—	1,167,020
BMO Small-Cap Value Fund	2,518,151	179,138	358,678	2,359,276	—	60,048
BMO Small-Cap Growth Fund	11,092,490	2,404,939	2,816,429	9,221,357	—	609,975
BMO Disciplined International Equity Fund	—	14,833,103	599,745	13,962,258	—	(8,383)
BMO Pyrford International Stock Fund	15,874,998	570,154	2,986,349	13,663,952	336,382	(252,401)
BMO LGM Emerging Markets Equity Fund	11,850,613	523,362	2,551,172	10,355,637	126,950	(432,370)
BMO Prime Money Market Fund	2,652,702	32,862,082	30,832,597	4,682,187	5,888	—

Totals	$111,817,207	$60,400,084	$53,617,224	$112,654,617	$1,031,959	$5,528,923

Item 2. Controls and Procedures

a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended May 31, 2016 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
July 26, 2016

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Financial Officer)
July 26, 2016